    [AB FUNDS TRUST LOGO]

          Semi-Annual Report

          JUNE 30, 2002
          (UNAUDITED)

                                         BLENDED FUNDS:

                                            -  FLEXIBLE INCOME FUND
                                            -  GROWTH & INCOME FUND
                                            -  CAPITAL OPPORTUNITIES FUND
                                            -  GLOBAL EQUITY FUND
                                         SELECT FUNDS:

                                            -  MONEY MARKET FUND
                                            -  LOW-DURATION BOND FUND
                                            -  MEDIUM-DURATION BOND FUND
                                            -  EXTENDED-DURATION BOND FUND
                                            -  EQUITY INDEX FUND
                                            -  VALUE EQUITY FUND
                                            -  GROWTH EQUITY FUND
                                            -  SMALL CAP EQUITY FUND
                                            -  INTERNATIONAL EQUITY FUND

TABLE OF CONTENTS

Letter from the President                      1
Letter from the Chief Investment Officer       2
Blended Funds:
   Flexible Income                             3
   Growth & Income                             5
   Capital Opportunities                       7
   Global Equity                               9
Financial Statements                          11
Select Funds:
   Money Market                               18
   Low-Duration Bond                          21
   Medium-Duration Bond                       28
   Extended-Duration Bond                     42
   Equity Index                               47
   Value Equity                               54
   Growth Equity                              63
   Small Cap Equity                           72
   International Equity                       80
Financial Statements                          90
Notes to Financial Statements                107
Fund Management                              119

LETTER FROM THE PRESIDENT

                                                                      June, 2002

[O. S. HAWKINS PHOTO]

Dear Shareholder,

Recent actions in several large American companies have caused investors to question the integrity of business leaders. Investor uncertainty as a result of these actions has been reflected in the continued market declines. We believe that a company which manages participants' money must first and foremost have integrity. Every day we practice integrity as we operate the AB Funds Trust investments strictly in accordance with the policies and guidelines stated in the prospectus. Your trust in us to help you achieve your financial goals is one of our greatest assets. We value your trust and are committed more than ever to do everything we can to maintain the faith you have placed in us.

While investors may be wondering where to invest, maintaining a diversified portfolio, keeping long-term goals in the proper perspective, practicing regular investing, and periodically re-evaluating your asset allocation will help you stay on track to attaining your financial goals.

If you have questions concerning your AB Funds Trust investments, please call us at 1-800-262-0511 or visit our Web site at www.absbc.org. We're available to help you think through the investment decisions that will provide for your future needs.

Sincerely,

/s/ O. S. Hawkins

O. S. Hawkins

LETTER FROM THE CHIEF INVESTMENT OFFICER

                                                                      June, 2002

[RODRIC E. CUMMINS PHOTO]

Dear Shareholder,

During the second quarter, a series of negative surprises overshadowed otherwise good news on the economic and monetary policy front. Events have converged to provide a backdrop in the financial markets that is rivaled in modern history only by the bear market of 1973-74. While bond investments have provided a safe haven for many investors during these tumultuous times, the current environment is marred by severe capital losses for investors in equity securities on a global scale, including shareholders of AB Funds Trust.

Especially during turbulent times such as these, we like to remind our shareholders of our commitment to remain true to the disciplined and rigorous process that has become a valued hallmark of AB Funds Trust. An important fruit of that process is our diversified portfolio strategies that help limit company specific risks and that bring to bear, for the benefit of our shareholders, the world's best intellectual capital to navigate our portfolios through these rough waters.

MARKET OVERVIEW

As investors, we are in the midst of one of the most challenging and severe market environments in the past half-century. Economic, social, and political factors are all contributing to today's unsettled conditions and have chipped away at investors' confidence over the past several quarters. Investors are particularly troubled by disappointments in the strength of economic growth, ethics of corporate America, and global political events. These factors are contributing to an uncertain investment climate and impacting everyone participating in the market, irrespective of asset class. This impact is felt through lower valuations, higher costs of capital, and higher risk premiums.

The markets were particularly hard-hitting on stock investors during this reporting period as all broad-market equity indices posted negative returns, most of them in double-digits. The S&P 500 Index returned -13.40% in the second quarter. Equity investors with broad diversification into international and small cap stocks continue to fare better than those with concentration in market segments led by technology and other U.S. large-cap growth stocks.

Bonds provided an important refuge for investors during the quarter. Bond prices rallied as rates generally declined in response to slower than expected economic growth and the likelihood of delays in any shift to a tighter monetary policy by the Federal Reserve. However, these gains in bond prices were somewhat offset by a sharp widening in bond spreads as investors' worries increased over the integrity of American corporations and their accounting practices.

OUTLOOK

The U.S. economy continues to show signs of recovery. Without a further shock, such as a wartime event, a modest level of economic growth in 2002 remains likely, albeit at levels below investors' previous expectations. However, we believe the U.S. economy and markets are still in the painful, but necessary, process of purging excesses brought about by the last economic expansion and the bubble-market of the late 1990's. The presence of these factors provides a headwind for sustainable stock market advances for the remainder of the year. Over-valuations, financial reporting abuses, and fraud are examples of such excesses that continue to plague today's markets. Unfortunately, accounting irregularities are common in post-bubble markets and the possibility exists that additional discoveries could be forthcoming.

While we are troubled by the unsettled current conditions of the financial markets and overall magnitude of losses suffered by investors in equity securities, we remain as confident as ever before in the long-term outlook for the U.S. economy and financial markets. Despite the noise that fills the financial system today, economic growth is the fuel that drives stock prices over longer periods. The resolve of the U.S. to maintain global economic prominence remains strong, giving us confidence that better days are ahead.

Sincerely,

/s/ Rodric E. Cummins

Rodric E. Cummins

FLEXIBLE INCOME FUND

                          TOTAL RETURNS AS OF 6/30/02
--------------------------------------------------------------------------------

                                                                RETIREMENT CLASS    RETAIL CLASS    BENCHMARK INDEX*
                                                                ----------------    ------------    ----------------
  Since Inception (8/27/01 -- 6/30/02)                              0.33%**           0.10%**             0.77%

Performance is historical and is not indicative of future results.

[LINE GRAPH]

                                                                      RETIREMENT CLASS                   BENCHMARK INDEX*
                                                                      ----------------                   ----------------
Aug 27 2001                                                                 10000                              10000
Sep 2001                                                                  9789.31                            9818.64
Oct 2001                                                                  9947.32                            9948.15
Nov 2001                                                                  10067.7                            10104.9
Dec 2001                                                                    10079                            10142.4
Jan 2002                                                                    10072                              10107
Feb 2002                                                                    10079                              10109
Mar 2002                                                                    10133                              10175
Apr 2002                                                                    10133                              10163
May 2002                                                                    10156                              10178
Jun 2002                                                                    10033                              10077

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index, the Morgan Stanley Capital International All Country World Free Index ex-U.S. and the Merrill Lynch 1-3 Year Treasury Index.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International All Country World Free ex-U.S. Index is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

**These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower.

FLEXIBLE INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2002                      SHARES         VALUE
-------------                    -----------   ------------
MUTUAL FUNDS -- 98.0%
  AB Funds Trust -- Equity
    Index Fund                       220,643   $  2,967,644
  AB Funds Trust -- Growth
    Equity Fund                    1,782,645     22,586,115
  AB Funds
    Trust -- International
    Equity Fund                    1,530,672     17,311,899
  AB Funds Trust -- Low-
    Duration Bond Fund            15,865,007    207,672,945
  AB Funds Trust -- Money
    Market Fund                    2,977,666      2,977,666
  AB Funds Trust -- Small Cap
    Equity Fund                      302,630      3,791,952
  AB Funds Trust -- Value
    Equity Fund                    1,633,854     22,498,169
                                               ------------
TOTAL MUTUAL FUNDS
  (Cost $235,535,812)                           279,806,390
                                               ------------
                                     PAR
                                 -----------
U.S. TREASURY OBLIGATIONS -- 1.9%
  U.S. Treasury Bills
    1.63%, 07/18/02++++          $    30,000         29,974
    1.68%, 07/18/02++++              100,000         99,914
                                               ------------
                                                    129,888
                                               ------------
  U.S. Treasury Notes
    5.88%, 02/15/04                5,100,000      5,370,662
                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $5,459,632)                               5,500,550
                                               ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $240,995,444)                           285,306,940
OTHER ASSETS LESS LIABILITIES -- 0.1%               175,098
                                               ------------
NET ASSETS -- 100.0%                           $285,482,038
                                               ============

                       See Notes to Financial Statements.

GROWTH & INCOME FUND

                              TOTAL RETURNS AS OF
--------------------------------------------------------------------------------

                                                                RETIREMENT CLASS    RETAIL CLASS    BENCHMARK INDEX*
                                                                ----------------    ------------    ----------------
  Since Inception (8/27/01 -- 6/30/02)                           (3.36%)**          (3.49%)**         (3.24%)

Performance is historical and is not indicative of future results.
[LINE GRAPH]

                                                                      RETIREMENT CLASS                   BENCHMARK INDEX*
                                                                      ----------------                   ----------------
Aug 27 2001                                                                 10000                              10000
Sep 2001                                                                  9410.48                            9443.15
Oct 2001                                                                  9643.38                            9657.67
Nov 2001                                                                  9919.94                            9923.73
Dec 2001                                                                  9953.97                            9960.54
Jan 2002                                                                     9901                               9900
Feb 2002                                                                     9901                               9882
Mar 2002                                                                    10049                              10030
Apr 2002                                                                     9953                               9941
May 2002                                                                     9960                               9955
Jun 2002                                                                     9664                               9676

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index, the Morgan Stanley Capital International All Country World Free ex-U.S. Index and the Lehman Brothers Aggregate Bond Index.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International All Country World Free ex-U.S. Index is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchased by foreigners.

The Lehman Brothers Aggregate Bond Index is composed of investment grade securities from the Lehman Brothers Government/Credit Bond Index,
Mortgage-Backed Securities Index, and Asset Backed Securities Index.

**These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower.

GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2002                    SHARES          VALUE
-------------                  -----------   --------------
MUTUAL FUNDS -- 98.9%
  AB Funds Trust -- Equity
    Index Fund                   1,605,782   $   21,597,768
  AB Funds Trust -- Extended-
    Duration Bond Fund           8,017,909      112,330,907
  AB Funds Trust -- Growth
    Equity Fund                 13,687,710      173,423,290
  AB Funds Trust --
    International Equity Fund   13,098,149      148,140,069
  AB Funds Trust -- Low-
    Duration Bond Fund          12,881,052      168,612,974
  AB Funds Trust -- Medium-
    Duration Bond Fund          19,615,935      264,030,483
  AB Funds Trust -- Money
    Market Fund                 15,801,453       15,801,453
  AB Funds Trust -- Small Cap
    Equity Fund                  2,355,966       29,520,258
  AB Funds Trust -- Value
    Equity Fund                 12,538,824      172,659,613
                                             --------------
TOTAL MUTUAL FUNDS
  (Cost $991,567,039)                         1,106,116,815
                                             --------------
                                   PAR
                               -----------
U.S. TREASURY OBLIGATIONS -- 1.1%
  U.S. Treasury Bills
    1.68%, 07/18/02++++        $   790,000          789,318
                                             --------------
  U.S. Treasury Notes
    6.13%, 08/15/07             10,300,000       11,229,637
                                             --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $11,830,244)                             12,018,955
                                             --------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $1,003,397,283)                       1,118,135,770
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- 0.0%                                   (103,807)
                                             --------------
NET ASSETS -- 100.0%                         $1,118,031,963
                                             ==============

                       See Notes to Financial Statements.

CAPITAL OPPORTUNITIES FUND

                          TOTAL RETURNS AS OF 6/30/02
--------------------------------------------------------------------------------

                                                                RETIREMENT CLASS    RETAIL CLASS    BENCHMARK INDEX*
                                                                ----------------    ------------    ----------------
  Since Inception (8/27/01 -- 6/30/02)                             (7.12%)**         (7.20%)**          (7.73%)

Performance is historical and is not indicative of future results.

[LINE GRAPH]

                                                                      RETIREMENT CLASS                   BENCHMARK INDEX*
                                                                      ----------------                   ----------------
Aug 27 2001                                                                 10000                              10000
Sep 2001                                                                  9080.96                            9087.05
Oct 2001                                                                  9314.37                            9301.39
Nov 2001                                                                   9759.3                            9751.34
Dec 2001                                                                  9832.86                            9836.65
Jan 2002                                                                     9714                               9708
Feb 2002                                                                     9663                               9633
Mar 2002                                                                     9972                               9929
Apr 2002                                                                     9751                               9698
May 2002                                                                     9722                               9676
Jun 2002                                                                     9288                               9227

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index, the Morgan Stanley Capital International All Country World Free ex-U.S. Index and the Lehman Brothers Aggregate Bond Index.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International All Country World Free ex-U.S. Index is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

The Lehman Brothers Aggregate Bond Index is composed of investment grade securities from the Lehman Brothers Government/Credit Bond Index,
Mortgage-Backed Securities Index, and Asset Backed Securities Index.

**These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower.

CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2002                       SHARES        VALUE
-------------                     ----------   ------------
MUTUAL FUNDS -- 99.3%
  AB Funds Trust -- Equity Index
    Fund                           1,692,959   $ 22,770,296
  AB Funds Trust -- Extended-
    Duration Bond Fund             3,284,150     46,010,948
  AB Funds Trust -- Growth
    Equity Fund                   15,548,657    197,001,480
  AB Funds
    Trust -- International
    Equity Fund                   14,016,924    158,531,407
  AB Funds Trust -- Low-Duration
    Bond Fund                      4,826,331     63,176,667
  AB Funds Trust -- Medium-
    Duration Bond Fund             7,375,175     99,269,861
  AB Funds Trust -- Money Market
    Fund                          15,538,194     15,538,194
  AB Funds Trust -- Small Cap
    Equity Fund                    2,665,438     33,397,937
  AB Funds Trust -- Value Equity
    Fund                          14,299,275    196,901,019
                                               ------------
TOTAL MUTUAL FUNDS
  (Cost $796,753,146)                           832,597,809
                                               ------------
                                     PAR
                                  ----------
U.S. TREASURY OBLIGATIONS -- 0.7%
  U.S. Treasury Bills
    1.63%, 07/18/02++++           $   30,000         29,974
    1.65%, 07/18/02++++               30,000         29,974
    1.68%, 07/18/02++++            1,380,000      1,378,810
                                               ------------
                                                  1,438,758
                                               ------------
  U.S. Treasury Notes
    6.13%, 08/15/07                3,975,000      4,333,767
                                               ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $5,670,910)                               5,772,525
                                               ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $802,424,056)                           838,370,334
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- 0.0%                                   (101,763)
                                               ------------
NET ASSETS -- 100.0%                           $838,268,571
                                               ============

                       See Notes to Financial Statements.

GLOBAL EQUITY FUND

                          TOTAL RETURNS AS OF 6/30/02
--------------------------------------------------------------------------------

                                                                RETIREMENT CLASS    RETAIL CLASS    BENCHMARK INDEX*
                                                                ----------------    ------------    ----------------
  Since Inception (8/27/01 -- 6/30/02)                             (11.01%)**        (10.97%)**         (12.21%)

Performance is historical and is not indicative of future results.

[LINE GRAPH]

                                                                      RETIREMENT CLASS                   BENCHMARK INDEX*
                                                                      ----------------                   ----------------
Aug 27 2001                                                                 10000                              10000
Sep 2001                                                                  8747.24                            8736.51
Oct 2001                                                                  8968.32                            8950.18
Nov 2001                                                                  9587.33                            9569.53
Dec 2001                                                                  9704.56                            9701.48
Jan 2002                                                                     9527                               9506
Feb 2002                                                                     9424                               9377
Mar 2002                                                                     9896                               9813
Apr 2002                                                                     9542                               9443
May 2002                                                                     9475                               9386
Jun 2002                                                                     8899                               8779

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Fund's weighted composite benchmark index.

*Represents a weighted composite benchmark index consisting of the Russell 3000(R) Index and the Morgan Stanley Capital International All Country World Free ex-U.S. Index.

The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

The Morgan Stanley Capital International All Country World Free ex-U.S. Index is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

**These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower.

GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2002                       SHARES        VALUE
-------------                     ----------   ------------
MUTUAL FUNDS -- 99.8%
  AB Funds Trust -- Equity Index
    Fund                           2,195,064   $ 29,563,954
  AB Funds Trust -- Growth
    Equity Fund                   18,376,364    232,828,528
  AB Funds
    Trust -- International
    Equity Fund                   16,724,176    189,150,434
  AB Funds Trust -- Money Market
    Fund                          17,057,656     17,057,656
  AB Funds Trust -- Small Cap
    Equity Fund                    3,143,586     39,389,137
  AB Funds Trust -- Value Equity
    Fund                          16,830,693    231,758,640
                                               ------------
TOTAL MUTUAL FUNDS
  (Cost $739,511,123)                           739,748,349
                                               ------------

                                     PAR
                                  ----------
U.S. TREASURY OBLIGATIONS -- 0.2%
  U.S. Treasury Bills
    1.68%, 07/18/02++++
    (Cost $1,628,711)             $1,630,000      1,628,594
                                               ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $741,139,834)                           741,376,943
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- 0.0%                                    (92,969)
                                               ------------
NET ASSETS -- 100.0%                           $741,283,974
                                               ============

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

                                                 FLEXIBLE        GROWTH &           CAPITAL            GLOBAL
JUNE 30, 2002                                  INCOME FUND     INCOME FUND     OPPORTUNITIES FUND   EQUITY FUND
-------------                                  ------------   --------------   ------------------   ------------
ASSETS
  Investments at value (1)                     $285,306,940   $1,118,135,770      $838,370,334      $741,376,943
Receivables:
  Interest                                          116,593          254,466           119,101            24,448
  Fund shares sold                                  173,990           79,363            20,042            62,627
Prepaid expenses and other assets                    17,988           19,539            18,786            18,580
                                               ------------   --------------      ------------      ------------
  Total Assets                                  285,615,511    1,118,489,138       838,528,263       741,482,598
                                               ------------   --------------      ------------      ------------
LIABILITIES
Payables:
  Fund shares redeemed                               82,394          281,418           113,949            76,914
  Variation margin                                    3,325           21,375            25,175            28,500
Accrued expenses:
  Advisory fee payable                               16,706           97,453            67,500            58,850
  Distribution fee payable                              787              837               522               734
  Other accrued expenses payable                     30,223           56,092            52,546            33,626
Other liabilities                                        38               --                --                --
                                               ------------   --------------      ------------      ------------
  Total Liabilities                                 133,473          457,175           259,692           198,624
                                               ------------   --------------      ------------      ------------
NET ASSETS                                     $285,482,038   $1,118,031,963      $838,268,571      $741,283,974
                                               ============   ==============      ============      ============
NET ASSETS CONSIST OF:
Paid-in-capital                                $235,207,430   $  975,559,767      $790,246,141      $736,732,734
Undistributed net investment income               3,875,100       14,220,180         6,478,459         1,493,306
Accumulated net realized gain on investments      2,149,480       13,790,427         6,034,942         3,301,143
Net unrealized appreciation (depreciation) on
  investments and futures transactions           44,250,028      114,461,589        35,509,029          (243,209)
                                               ------------   --------------      ------------      ------------
NET ASSETS                                     $285,482,038   $1,118,031,963      $838,268,571      $741,283,974
                                               ============   ==============      ============      ============
NET ASSET VALUE:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Retail Class      $ 15,923,306   $   16,825,327      $ 10,441,856      $ 14,644,779
                                               ------------   --------------      ------------      ------------
Retail shares outstanding                         1,629,753        1,784,777         1,137,717         1,648,834
                                               ------------   --------------      ------------      ------------
  Net asset value, offering price and
     redemption price per Retail share         $       9.77   $         9.43      $       9.18      $       8.88
                                               ============   ==============      ============      ============
Net assets applicable to the Retirement Class  $269,558,732   $1,101,206,636      $827,826,715      $726,639,195
                                               ------------   --------------      ------------      ------------
Retirement shares outstanding                    20,595,696       84,363,004        65,538,791        60,295,424
                                               ------------   --------------      ------------      ------------
  Net asset value, offering and redemption
     price per Retirement share                $      13.09   $        13.05      $      12.63      $      12.05
                                               ============   ==============      ============      ============
---------------
(1) Investments at cost                        $240,995,444   $1,003,397,283      $802,424,056      $741,139,834
                                               ============   ==============      ============      ============

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (UNAUDITED)

                                                  FLEXIBLE       GROWTH &          CAPITAL            GLOBAL
FOR THE SIX MONTHS ENDED JUNE 30, 2002           INCOME FUND   INCOME FUND    OPPORTUNITIES FUND   EQUITY FUND
--------------------------------------           -----------   ------------   ------------------   ------------
INVESTMENT INCOME
  Income distributions received from affiliated
     funds                                       $ 3,971,218   $ 14,573,777      $  6,667,134      $  1,793,475
  Interest                                           104,848        413,770           384,560           228,025
                                                 -----------   ------------      ------------      ------------
Total Investment Income                            4,076,066     14,987,547         7,051,694         2,021,500
                                                 -----------   ------------      ------------      ------------
EXPENSES
  Investment advisory fees                           143,898        580,173           446,120           402,936
  Transfer agent fees                                 24,198         27,373            26,049            24,624
  Custodian fees                                       3,583         10,220             8,572             7,952
  Distribution fees                                    4,281          4,609             2,920             4,183
  Accounting and administration fees                  41,707         95,260            81,638            77,574
  Professional fees                                   21,023         21,023            22,517            21,023
  Registration fees                                    2,025          2,841             1,965             1,898
  Shareholder reporting fees                           5,624         23,476             9,385            10,113
  Trustee fees                                           183            722               544               486
  Line of credit facility fees                         1,048          2,028             3,146             2,863
  Other expenses                                      10,011         10,011            10,011            10,012
                                                 -----------   ------------      ------------      ------------
Total Expenses                                       257,581        777,736           612,867           563,664
Expenses waived and reimbursed                       (56,615)       (10,369)          (39,632)          (35,470)
                                                 -----------   ------------      ------------      ------------
Net expenses                                         200,966        767,367           573,235           528,194
                                                 -----------   ------------      ------------      ------------
NET INVESTMENT INCOME                              3,875,100     14,220,180         6,478,459         1,493,306
                                                 -----------   ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized gain on investment securities       1,906,332     12,557,542         6,251,184         4,530,575
  Net realized loss on futures transactions         (114,952)    (1,350,082)       (2,673,438)       (2,747,469)
                                                 -----------   ------------      ------------      ------------
Net realized gain                                  1,791,380     11,207,460         3,577,746         1,783,106
                                                 -----------   ------------      ------------      ------------
  Change in net unrealized appreciation
     (depreciation) on investment securities      (6,979,219)   (58,149,265)      (58,503,957)      (70,086,023)
  Change in net unrealized appreciation
     (depreciation) on futures transactions          (84,150)      (337,072)         (553,622)         (619,717)
                                                 -----------   ------------      ------------      ------------
Net change in unrealized appreciation
  (depreciation)                                  (7,063,369)   (58,486,337)      (59,057,579)      (70,705,740)
                                                 -----------   ------------      ------------      ------------
NET REALIZED AND UNREALIZED LOSS                  (5,271,989)   (47,278,877)      (55,479,833)      (68,922,634)
                                                 -----------   ------------      ------------      ------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                     $(1,396,889)  $(33,058,697)     $(49,001,374)     $(67,429,328)
                                                 ===========   ============      ============      ============

                       See Notes to Financial Statements.

                      (This page intentionally left blank)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FLEXIBLE
                                                                        INCOME FUND
                                                               -----------------------------
                                                               FOR THE SIX    FOR THE PERIOD
                                                               MONTHS ENDED    08/27/01* TO
                                                                 06/30/02        12/31/01
                                                               ------------   --------------
                                                               (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income                                        $  3,875,100    $  4,688,555
  Net realized gain on investment securities and futures
     transactions                                                 1,791,380         931,493
  Net change in unrealized appreciation (depreciation) on
     investment securities and futures transactions              (7,063,369)     (3,199,993)
                                                               ------------    ------------
Net increase (decrease) in net assets resulting from
  operations                                                     (1,396,889)      2,420,055
                                                               ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
  Retail shares                                                          --          (3,948)
  Retirement shares                                                      --      (4,684,904)
DISTRIBUTIONS TO SHAREHOLDERS FROM NET SHORT-TERM CAPITAL
  GAINS
  Retail shares                                                          --            (491)
  Retirement shares                                                      --        (572,902)
                                                               ------------    ------------
Total dividends and distributions                                        --      (5,262,245)
                                                               ------------    ------------
NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS             (74,952)    289,796,069
                                                               ------------    ------------
Total increase (decrease) in net assets                          (1,471,841)    286,953,879
                                                               ------------    ------------
NET ASSETS:
  Beginning of the Period                                       286,953,879              --
                                                               ------------    ------------
  End of the Period                                            $285,482,038    $286,953,879
                                                               ============    ============

---------------

* Commencement of operations.

                       See Notes to Financial Statements.

                GROWTH &                           CAPITAL                            GLOBAL
              INCOME FUND                     OPPORTUNITIES FUND                   EQUITY FUND
    --------------------------------    ------------------------------    ------------------------------
     FOR THE SIX      FOR THE PERIOD    FOR THE SIX     FOR THE PERIOD    FOR THE SIX     FOR THE PERIOD
     MONTHS ENDED      08/27/01* TO     MONTHS ENDED     08/27/01* TO     MONTHS ENDED     08/27/01* TO
       06/30/02          12/31/01         06/30/02         12/31/01         06/30/02         12/31/01
    --------------    --------------    ------------    --------------    ------------    --------------
     (UNAUDITED)                        (UNAUDITED)                       (UNAUDITED)
    $   14,220,180    $   16,215,271    $  6,478,459     $  7,169,732     $  1,493,306     $  1,744,939
        11,207,460         6,226,180       3,577,746        2,483,795        1,783,106        1,540,017
       (58,486,337)      (28,433,984)    (59,057,579)     (25,398,598)     (70,705,740)     (26,950,795)
    --------------    --------------    ------------     ------------     ------------     ------------
       (33,058,697)       (5,992,533)    (49,001,374)     (15,745,071)     (67,429,328)     (23,665,839)
    --------------    --------------    ------------     ------------     ------------     ------------
                --           (23,349)             --           (3,186)              --             (520)
                --       (16,193,125)             --       (7,167,418)              --       (1,745,206)
                --            (5,183)             --              (12)              --               (7)
                --        (3,638,030)             --          (26,587)              --          (21,973)
    --------------    --------------    ------------     ------------     ------------     ------------
                --       (19,859,687)             --       (7,197,203)              --       (1,767,706)
    --------------    --------------    ------------     ------------     ------------     ------------
        (6,287,387)    1,183,230,267       3,290,757      906,921,462       (2,001,142)     836,147,989
    --------------    --------------    ------------     ------------     ------------     ------------
       (39,346,084)    1,157,378,047     (45,710,617)     883,979,188      (69,430,470)     810,714,444
    --------------    --------------    ------------     ------------     ------------     ------------
     1,157,378,047                --     883,979,188               --      810,714,444               --
    --------------    --------------    ------------     ------------     ------------     ------------
    $1,118,031,963    $1,157,378,047    $838,268,571     $883,979,188     $741,283,974     $810,714,444
    ==============    ==============    ============     ============     ============     ============

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                            FLEXIBLE INCOME FUND
                                                              -------------------------------------------------
                                                                   RETAIL CLASS            RETIREMENT CLASS
                                                              -----------------------   -----------------------
                                                                FOR THE      FOR THE      FOR THE      FOR THE
                                                                  SIX        PERIOD         SIX        PERIOD
                                                                MONTHS      08/27/01*     MONTHS      08/27/01*
                                                                 ENDED         TO          ENDED         TO
                                                               06/30/02     12/31/01     06/30/02     12/31/01
                                                              -----------   ---------   -----------   ---------
                                                              (UNAUDITED)               (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE -- BEGINNING OF THE PERIOD                      $  9.83      $10.00      $  13.15     $  13.29
                                                                -------      ------      --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (1)                                        0.11        0.15          0.18         0.22
  Capital gain distributions received                                --        0.01            --         0.01
  Realized and unrealized loss on investments securities and
    futures transactions -- net                                   (0.17)      (0.08)        (0.24)       (0.12)
                                                                -------      ------      --------     --------
    Total from investment operations                              (0.06)       0.08         (0.06)        0.11
                                                                -------      ------      --------     --------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                               --       (0.22)           --        (0.22)
  Distributions from net capital gains                               --       (0.03)           --        (0.03)
                                                                -------      ------      --------     --------
    Total dividends and distributions                                --       (0.25)           --        (0.25)
                                                                -------      ------      --------     --------
NET ASSET VALUE -- END OF THE PERIOD                            $  9.77      $ 9.83      $  13.09     $  13.15
                                                                =======      ======      ========     ========
TOTAL RETURN (2)                                                  (0.61%)      0.72%        (0.46%)       0.79%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets of:
  Expenses -- net (3)(4)@                                          0.37%       0.48%         0.13%        0.13%
  Expenses -- before waivers and reimbursements (3)(4)             0.47%      66.47%         0.17%        0.18%
  Investment income -- net (1)(3)                                  2.65%       7.69%         2.74%        4.67%
  Portfolio turnover rate (2)                                      6.53%       4.02%         6.53%        4.02%
Net Assets -- end of the period (000's)                         $15,923      $  325      $269,559     $286,628
                                                                =======      ======      ========     ========

---------------

 *  Commencement of operations.
(1) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2) Non-annualized.
(3) Annualized.
(4) Does not include expenses of the investment companies in which the Fund invests.
++  Amount represents less than $0.01 per share.
@ Interest on uninvested cash balances is used to offset portions of the custody expense. These arrangements had no effect on the expense ratios for the current period.

                       See Notes to Financial Statements.

                   GROWTH & INCOME FUND                             CAPITAL OPPORTUNITIES FUND
    --------------------------------------------------   -------------------------------------------------
         RETAIL CLASS             RETIREMENT CLASS            RETAIL CLASS            RETIREMENT CLASS
    -----------------------   ------------------------   -----------------------   -----------------------
      FOR THE      FOR THE      FOR THE      FOR THE       FOR THE      FOR THE      FOR THE      FOR THE
        SIX        PERIOD         SIX         PERIOD         SIX        PERIOD         SIX        PERIOD
      MONTHS      08/27/01*     MONTHS      08/27/01*      MONTHS      08/27/01*     MONTHS      08/27/01*
       ENDED         TO          ENDED          TO          ENDED         TO          ENDED         TO
     06/30/02     12/31/01     06/30/02      12/31/01     06/30/02     12/31/01     06/30/02     12/31/01
    -----------   ---------   -----------   ----------   -----------   ---------   -----------   ---------
    (UNAUDITED)               (UNAUDITED)                (UNAUDITED)               (UNAUDITED)
      $  9.72      $10.00     $    13.44    $    13.74     $  9.73      $10.00      $  13.37     $  13.71
      -------      ------     ----------    ----------     -------      ------      --------     --------
         0.10        0.12           0.17          0.19        0.05        0.06          0.10         0.11
           --        0.01             --          0.01          --          --++          --           --++
        (0.39)      (0.18)         (0.56)        (0.27)      (0.60)      (0.22)        (0.84)       (0.34)
      -------      ------     ----------    ----------     -------      ------      --------     --------
        (0.29)      (0.05)         (0.39)        (0.07)      (0.55)      (0.16)        (0.74)       (0.23)
      -------      ------     ----------    ----------     -------      ------      --------     --------
           --       (0.19)            --         (0.19)         --       (0.11)           --        (0.11)
           --       (0.04)            --         (0.04)         --          --++          --           --++
      -------      ------     ----------    ----------     -------      ------      --------     --------
           --       (0.23)            --         (0.23)         --       (0.11)           --        (0.11)
      -------      ------     ----------    ----------     -------      ------      --------     --------
      $  9.43      $ 9.72     $    13.05    $    13.44     $  9.18      $ 9.73      $  12.63     $  13.37
      =======      ======     ==========    ==========     =======      ======      ========     ========
        (2.98%)     (0.52%)        (2.90%)       (0.47%)     (5.65%)     (1.64%)       (5.54%)      (1.68%)
         0.48%       0.48%          0.13%         0.13%       0.48%       0.48%         0.13%        0.13%
         0.62%       6.53%          0.13%         0.17%       0.62%      43.03%         0.14%        0.17%
         2.27%       5.62%          2.49%         4.05%       1.25%       4.49%         1.49%        2.38%
         6.42%       4.27%          6.42%         4.27%       4.79%       3.42%         4.79%        3.42%
      $16,825      $1,334     $1,101,207    $1,156,044     $10,442      $  331      $827,827     $883,648
      =======      ======     ==========    ==========     =======      ======      ========     ========

                    GLOBAL EQUITY FUND
     -------------------------------------------------
          RETAIL CLASS            RETIREMENT CLASS
     -----------------------   -----------------------
       FOR THE      FOR THE      FOR THE      FOR THE
         SIX        PERIOD         SIX        PERIOD
       MONTHS      08/27/01*     MONTHS      08/27/01*
        ENDED         TO          ENDED         TO
      06/30/02     12/31/01     06/30/02     12/31/01
     -----------   ---------   -----------   ---------
     (UNAUDITED)               (UNAUDITED)
       $  9.70      $10.00      $  13.14     $  13.57
       -------      ------      --------     --------
          0.01        0.02          0.02         0.03
            --          --            --           --
         (0.83)      (0.29)        (1.11)       (0.43)
       -------      ------      --------     --------
         (0.82)      (0.27)        (1.09)       (0.40)
       -------      ------      --------     --------
            --       (0.03)           --        (0.03)
            --          --++          --           --++
       -------      ------      --------     --------
            --       (0.03)           --        (0.03)
       -------      ------      --------     --------
       $  8.88      $ 9.70      $  12.05     $  13.14
       =======      ======      ========     ========
         (8.45%)     (2.75%)       (8.29%)      (2.96%)
          0.37%       0.48%         0.13%        0.13%
          0.46%      66.34%         0.14%        0.17%
          0.22%       1.60%         0.38%        0.64%
          3.63%       2.70%         3.63%        2.70%
       $14,645      $  207      $726,639     $810,507
       =======      ======      ========     ========

                       See Notes to Financial Statements.

MONEY MARKET FUND

                          TOTAL RETURNS AS OF 6/30/02
--------------------------------------------------------------------------------

                                                                                                        SALOMON BROTHERS 90 DAY
                                            RETIREMENT CLASS    INSTITUTIONAL CLASS    RETAIL CLASS       TREASURY BILL INDEX
                                            ----------------    -------------------    ------------     -----------------------
  Since Inception (8/27/01 -- 6/30/02)          1.80%**               1.62%**            1.53%**                  1.90%

Performance is historical and is not indicative of future results.

[LINE GRAPH]

                                                                                                 SALOMON BROTHERS 90 DAY TREASURY
                                                                      RETIREMENT CLASS                     BILL INDEX*
                                                                      ----------------           --------------------------------
Aug 27 2001                                                                 10000                              10000
Sep 2001                                                                  10033.1                            10036.3
Oct 2001                                                                  10056.6                            10062.6
Nov 2001                                                                  10078.6                              10084
Dec 2001                                                                    10094                            10101.7
Jan 2002                                                                    10108                              10118
Feb 2002                                                                    10122                              10131
Mar 2002                                                                    10138                              10146
Apr 2002                                                                    10153                              10161
May 2002                                                                    10167                              10176
Jun 2002                                                                    10180                              10190

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Salomon Brothers 90-Day Treasury Bill Index.

*The Salomon Brothers 90-Day Treasury Bill Index is composed of the monthly return equivalents of yield averages that are not marked to market. The 3-Month Treasury Bill Index consists of the last three 3-month Treasury bill issues.

**These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower.

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2002                        PAR          VALUE
-------------                    -----------   ------------
AGENCY OBLIGATIONS -- 12.2%
  Federal Home Loan Bank
    2.80%, 04/11/03              $10,000,000   $ 10,000,000
    2.65%, 06/16/03                6,000,000      5,998,758
    4.50%, 07/07/03               18,000,000     18,379,221
  Federal Home Loan Mortgage
    Corporation
    1.88%, 11/07/02                5,000,000      4,966,317
  Federal National Mortgage
    Association
    1.63%, 08/05/02               20,000,000     19,968,306
    1.80%, 08/14/02               30,000,000     29,934,183
    6.75%, 08/15/02               12,500,000     12,544,359
    5.00%, 02/14/03               15,000,000     15,243,835
                                               ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $117,034,979)                           117,034,979
                                               ------------
CERTIFICATES OF DEPOSIT -- 17.6%
  ABN AMRO Bank NV Chicago
    2.64%, 04/08/03               15,000,000     15,000,000
  Canadian Imperial Bank of
    Commerce NY
    3.60%, 09/20/02                5,000,000      4,999,892
  Citibank NA
    1.80%, 09/12/02               10,000,000     10,000,000
  Dresdner Bank NY
    1.79%, 08/16/02               25,000,000     25,000,000
  ForeningsSparbanken AB
    (Swedbank NY)
    3.67%, 10/04/02                5,000,000      4,999,873
  HSBC Bank USA
    1.96%, 08/30/02               10,000,000     10,000,000
  Royal Bank of Canada NY
    3.81%, 07/26/02               11,000,000     10,999,780
    2.42%, 04/01/03               12,500,000     12,500,000
  Societe Generale
    2.32%, 10/31/02               18,000,000     18,000,274
  State Street Bank & Trust Co.
    1.80%, 08/20/02               20,000,000     20,000,000
  Svenska Handelsbanken AB
    4.04%, 07/12/02                5,000,000      5,000,015
  Toronto Dominion Bank NY
    3.88%, 07/26/02               10,000,000      9,998,857
    4.05%, 07/30/02                5,000,000      4,999,594
    2.05%, 11/13/02               12,000,000     11,988,993
  Westdeutsche Landesbank NY
    2.65%, 11/29/02                5,000,000      5,000,000
                                               ------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $168,487,278)                           168,487,278
                                               ------------
COMMERCIAL PAPER -- 43.7%
  Bear Stearns Cos., Inc. (The)
    1.86%, 07/15/02               19,000,000     18,986,256
  Breeds Hill Capital Co.
    1.80%, 07/18/02               20,029,000     20,011,975

                                     PAR          VALUE
                                 -----------   ------------
  Crown Point Capital Co. LLC
    1.85%, 07/25/02              $30,000,000   $ 29,963,001
  DePfa Bank Europe PLC
    1.83%, 08/07/02               10,000,000      9,981,192
  Edison Asset Securitization
    LLC
    1.95%, 08/09/02               16,000,000     15,966,200
    1.80%, 09/12/02               19,000,000     18,930,650
  Fairway Finance Corporation
    2.00%, 09/16/02++              9,000,000      8,999,105
    1.80%, 09/18/02               20,000,000     19,921,000
  General Electric Capital
    International Funding, Inc.
    1.94%, 08/12/02               23,000,000     22,947,943
  General Electric Captial
    Services, Inc.
    1.85%, 09/24/02               20,000,000     19,912,639
  Goldman Sachs Group, Inc.
    (The)
    1.91%, 08/12/02               16,000,000     15,964,347
  Greyhawk Funding LLC
    1.92%, 07/08/02               23,000,000     22,991,413
  Links Finance LLC
    1.90%, 07/15/02               20,000,000     19,985,222
  Morgan Stanley Dean Witter &
    Co.
    1.85%, 07/19/02               20,000,000     19,981,499
  National Rural Utilities
    Cooperative Finance
    Corporation
    1.85%, 08/15/02                9,000,000      8,979,188
    1.80%, 08/16/02               31,000,000     30,928,700
  Pennine Funding LLC
    1.85%, 07/12/02               25,000,000     24,985,868
    1.81%, 09/20/02               16,000,000     15,934,840
  Sara Lee Corporation
    1.82%, 07/26/02               15,000,000     14,981,042
    1.81%, 07/29/02               10,000,000      9,985,922
  Scaldis Capital LLC
    1.82%, 09/03/02               10,000,000      9,967,644
    1.80%, 09/12/02                9,000,000      8,967,150
  Wyeth
    1.86%, 09/23/02               13,000,000     12,943,580
    1.88%, 09/23/02               17,000,000     16,925,427
                                               ------------
TOTAL COMMERCIAL PAPER
  (Cost $419,141,803)                           419,141,803
                                               ------------
CORPORATE BONDS -- 0.4%
  American Express Credit
    Corporation
    6.50%, 08/12/02
    (Cost $4,011,728)              4,000,000      4,011,728
                                               ------------

                       See Notes to Financial Statements.

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                     PAR          VALUE
                                 -----------   ------------
TIME DEPOSITS -- 12.5%
  Fifth Third Bank
    1.81%, 07/01/02              $40,000,000   $ 40,000,000
  Marshall & Ilsley Bank
    1.81%, 07/01/02               40,000,000     40,000,000
  Wachovia Bank NA
    1.81%, 07/01/02               40,363,000     40,363,000
                                               ------------
TOTAL TIME DEPOSITS
  (Cost $120,363,000)                           120,363,000
                                               ------------
VARIABLE RATE OBLIGATIONS -- 13.2%
  American Express Centurion
    Bank
    1.81%, 07/16/02++             30,000,000     30,000,000
  Citigroup, Inc.
    1.81%, 07/12/02++             25,000,000     25,000,000
  John Hancock Global Funding
    II
    1.94%, 07/02/02++             15,000,000     15,013,538
  Merrill Lynch & Co., Inc.
    1.81%, 07/10/02++             25,000,000     24,992,290
    1.84%, 07/29/02++              5,000,000      4,999,082
    2.10%, 07/29/02++              8,000,000      8,008,990
  Morgan Stanley Dean Witter &
    Co.
    2.19%, 07/08/02++              5,200,000      5,209,821
    2.10%, 08/21/02++              5,000,000      5,007,820
  Salomon Smith Barney
    Holdings, Inc.
    2.08%, 07/24/02++              8,500,000      8,501,087
                                               ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $126,732,628)                           126,732,628
                                               ------------
TOTAL INVESTMENTS -- 99.6%
  (Cost $955,771,416)                           955,771,416
OTHER ASSETS LESS LIABILITIES -- 0.4%             4,204,240
                                               ------------
NET ASSETS -- 100.0%                           $959,975,656
                                               ============

                       See Notes to Financial Statements.

LOW-DURATION BOND FUND

                          TOTAL RETURNS AS OF 6/30/02
--------------------------------------------------------------------------------

                                                                                                               MERRILL LYNCH 1-3
                                                   RETIREMENT CLASS    INSTITUTIONAL CLASS    RETAIL CLASS    YEAR TREASURY INDEX
                                                   ----------------    -------------------    ------------    -------------------
  Since Inception (8/27/01 -- 6/30/02)                 4.02%**               3.64%**            3.68%**               5.12%

Performance is historical and is not indicative of future results.

[LINE GRAPH]

                                                                                                 MERRILL LYNCH 1-3 YEAR TREASURY
                                                                      RETIREMENT CLASS                        INDEX*
                                                                      ----------------           -------------------------------
Aug 27 2001                                                                10000                              10000
Sep 2001                                                                   10150                              10190
Oct 2001                                                                   10256                              10286
Nov 2001                                                                   10217                              10264
Dec 2001                                                                   10196                              10268
Jan 2002                                                                   10242                              10289
Feb 2002                                                                   10288                              10339
Mar 2002                                                                   10208                              10269
Apr 2002                                                                   10334                              10383
May 2002                                                                   10381                              10425
Jun 2002                                                                   10402                              10512

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Merrill Lynch 1-3 Year Treasury Index.

*The Merrill Lynch 1-3 Year Treasury Index is composed of all U.S. Treasury Notes and Bonds with maturities greater than or equal to one year and less than three years.

**These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

        JUNE 30, 2002              PAR           VALUE
        -------------          -----------    ------------
AGENCY OBLIGATIONS -- 7.2%
  Federal Home Loan Bank
    2.01%, 08/23/02            $ 3,900,000    $  3,890,372
  Federal Home Loan Mortgage
    Corporation
    1.90%, 07/01/02                800,000         799,916
    5.25%, 02/15/04              4,850,000       5,047,211
    3.75%, 04/15/04              2,800,000       2,845,027
    3.88%, 02/15/05              4,210,000       4,257,333
    4.25%, 06/15/05              5,500,000       5,615,417
    4.25%, 03/22/06 STEP         3,850,000       3,910,930
  Federal National Mortgage
    Association
    1.87%, 08/21/02              9,000,000       8,978,606
    2.07%, 09/04/02              2,000,000       1,993,934
    1.75%, 09/20/02             10,000,000       9,962,200
    6.50%, 08/15/04              1,000,000       1,068,049
    3.70%, 08/27/04              2,850,000       2,875,878
    4.45%, 05/03/05              3,325,000       3,397,558
  Small Business
    Administration
    6.95%, 11/10/16              3,049,192       3,260,772
                                              ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $57,417,954)                            57,903,203
                                              ------------
ASSET-BACKED SECURITIES -- 18.7%
  Aames Mortgage Trust
    2.29%, 07/15/02 STEP           641,587         642,398
  Aerco, Ltd.
    2.30%, 07/15/02++            2,000,000       2,001,800
  American Express Credit
    Account Master Trust
    1.97%, 11/17/08++            4,100,000       4,109,141
  AmeriCredit Automobile
    Receivables Trust
    5.37%, 05/17/04              1,800,000       1,867,912
    5.28%, 05/30/05              1,500,000       1,529,367
  Bank One Issuance Trust
    4.16%, 01/15/08              2,725,000       2,749,695
  Bayview Financial
    Acquisition Trust
    2.23%, 07/25/02 144A++       2,000,000       2,006,250
    7.01%, 05/25/29 144A         1,266,858       1,313,418
  Business Loan Express
    7.06%, 07/15/02 144A++       1,399,966       1,399,091
  Capital One Auto Finance
    Trust
    5.40%, 05/15/08              2,000,000       2,086,361
  Capital One Master Trust
    3.85%, 10/12/04              3,500,000       3,532,185
    4.55%, 04/24/05              1,500,000       1,519,765
  Captec Franchise Trust
    6.50%, 05/25/05 144A         1,719,617       1,741,719
  Chase Funding Mortgage Loan
    Asset-Backed Certificates
    5.04%, 05/30/05              1,200,000       1,220,560

                                   PAR           VALUE
                               -----------    ------------
  Chase Manhattan Auto Owner
    Trust
    3.99%, 01/15/04            $ 2,165,996    $  2,174,786
  CIT Equipment Collateral
    4.03%, 05/30/04              3,200,000       3,245,081
  Citibank Credit Card
    Issuance Trust
    4.10%, 12/07/06              4,350,000       4,407,094
  Citibank Credit Card Master
    Trust I
    3.43%, 08/15/06 PO           2,600,000       2,418,125
  CNH Equipment Trust
    7.14%, 02/13/03                 58,516          58,876
  Conseco Finance
    Securitizations
    Corporation
    2.21%, 07/15/02++              843,152         845,454
    8.07%, 12/01/30              3,100,000       3,234,429
    7.30%, 05/01/31              2,954,105       3,041,146
  Daimler Chrysler Auto Trust
    3.85%, 05/30/04              4,500,000       4,559,030
    5.16%, 01/06/05              2,550,000       2,608,969
    6.66%, 01/08/05              3,722,869       3,822,034
  Dealer Auto Receivables
    Trust
    7.07%, 08/23/02                761,321         772,624
  Equity One ABS, Inc.
    7.55%, 02/25/32              1,400,000       1,459,894
  Federal National Mortgage
    Association Grantor Trust
    3.31%, 03/25/32              2,119,566       1,942,052
  First Security Auto Owner
    Trust
    7.30%, 07/15/04                730,638         739,072
  First USA Credit Card
    Master Trust
    1.94%, 04/18/06++            7,600,000       7,602,604
  FMAC Loan Receivables Trust
    5.99%, 11/15/04 144A         1,020,326         999,920
  Ford Credit Auto Owner
    Trust
    4.83%, 02/15/05              4,400,000       4,502,370
    4.01%, 03/18/05                750,000         759,892
  Green Tree Financial
    Corporation
    6.06%, 04/01/18              2,500,000       2,593,982
    6.04%, 11/01/29              1,255,411       1,276,771
  Honda Auto Receivables
    Owner Trust
    3.83%, 05/30/04              3,200,000       3,241,559
  Household Automotive Trust
    7.16%, 10/23/05              3,200,000       3,431,014
  Huntington Auto Trust
    7.33%, 07/15/04              2,050,463       2,085,744
  MBNA Master Credit Card
    Trust
    6.35%, 07/13/04              4,100,000       4,349,063
    1.99%, 07/15/08++            3,200,000       3,209,110

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------    ------------
  Mellon Auto Grantor Trust
    7.18%, 10/15/06            $ 1,542,650    $  1,603,829
  MMCA Automobile Trust
    7.55%, 05/30/03              1,500,000       1,563,308
  Nissan Auto Receivables
    Owner Trust
    4.31%, 05/16/05              3,100,000       3,154,734
    3.58%, 09/15/05              3,500,000       3,536,094
    3.99%, 12/15/05              4,000,000       4,051,719
    5.35%, 10/15/06              3,275,000       3,404,429
    4.80%, 02/15/07              4,225,000       4,345,809
  NPF XII, Inc.
    7.05%, 06/01/03 144A         2,741,667       2,746,974
  PBG Equipment Trust
    6.27%, 01/20/12 144A         1,817,538       1,901,449
  Peoplefirst.com Auto
    Receivables Owner Trust
    7.41%, 12/15/06              4,000,000       4,171,812
  Residential Asset
    Securities Corporation
    4.99%, 05/30/05              1,300,000       1,322,845
  Ryder Vehicle Lease Trust
    6.68%, 04/15/04                916,151         919,013
    6.10%, 09/15/08 144A           405,833         412,237
  Sequoia Mortgage Trust
    3.89%, 10/25/24++            1,715,791       1,713,647
  SLM Student Loan Trust
    2.02%, 01/25/07++            2,051,578       2,052,782
    1.99%, 01/25/09++            5,182,522       5,181,671
  SVO Timeshare Mortgage
    Corporation
    5.47%, 12/15/11 144A         3,386,814       3,447,586
  The Money Store Business
    Loan Backed Certificates
    2.65%, 04/15/28++              945,960         956,119
  The Money Store Home Equity
    Trust
    7.50%, 01/15/26              1,470,375       1,476,463
  TMS SBA Loan Trust
    2.61%, 04/15/24++              895,610         888,857
    2.50%, 01/15/25++            1,145,977       1,168,220
    2.98%, 01/25/25++              687,586         679,225
  USAA Auto Owner Trust
    3.20%, 02/15/06              1,500,000       1,510,341
                                              ------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $147,337,339)                          149,309,520
                                              ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 26.8%
  Asset Securitization
    Corporation
    7.32%, 01/13/30              1,657,702       1,768,894
  Bank One Mortgage-Backed
    Pass-Through Certificates
    6.38%, 03/15/30++            1,130,313       1,151,711
  Bayview Financial
    Acquisition Trust
    2.23%, 07/25/02 144A++       1,165,351       1,165,351

                                   PAR           VALUE
                               -----------    ------------
  Bear Stearns Adjustable
    Rate Mortgage Trust
    6.63%, 07/01/02++          $ 3,446,067    $  3,537,286
    6.88%, 07/01/02++            1,234,549       1,258,222
    6.92%, 07/01/02++            1,706,703       1,744,421
    7.46%, 07/01/02++            1,085,060       1,095,061
    6.55%, 01/25/32++            1,520,656       1,551,098
  Chase Commercial Mortgage
    Securities Corporation
    7.03%, 10/15/08              1,008,637       1,083,019
  Chase Mortgage Finance
    Corporation
    6.50%, 07/25/28              1,709,477       1,727,632
  Countrywide Funding
    Corporation
    6.50%, 11/25/08              3,000,000       3,091,620
  Countrywide Home Loans,
    Inc.
    7.25%, 12/25/27              3,000,000       3,052,433
    6.05%, 04/25/29              6,000,000       6,180,120
    5.24%, 06/19/31++            1,175,256       1,192,150
  Credit-Based Asset
    Servicing and
    Securitization LLC
    2.16%, 07/25/02++            2,363,212       2,361,387
  CS First Boston Mortgage
    Securities Corporation
    2.24%, 02/25/32++            1,853,866       1,849,333
  DLJ Mortgage Acceptance
    Corporation
    6.82%, 10/15/30 144A         3,250,000       3,493,806
  Federal Home Loan Mortgage
    Corporation
    6.78%, 07/01/02++              315,236         327,807
    10.00%, 10/01/02                 2,161           2,182
    2.34%, 01/28/04++            2,284,547       2,287,549
    9.50%, 10/01/04                 60,360          63,096
    9.50%, 12/01/04                 57,007          59,590
    9.50%, 01/01/05                 35,077          36,666
    9.50%, 06/01/05                 42,950          45,298
    5.74%, 07/28/05++            7,831,219       8,022,300
    10.00%, 12/01/05                13,029          13,135
    8.00%, 03/01/06                 18,293          19,191
    7.00%, 05/01/06                  9,181           9,474
    8.75%, 08/01/06                 16,747          17,396
    6.50%, 08/15/07              1,987,241       2,046,122
    8.50%, 12/01/07                 18,972          20,116
    8.50%, 12/01/07                 23,160          24,557
    8.50%, 01/01/08                 33,305          35,325
    8.00%, 05/01/08                 61,041          63,978
    8.50%, 06/01/08                 50,475          52,826
    8.25%, 07/01/08                 66,588          70,063
    8.75%, 07/01/08                 33,590          36,025
    8.00%, 01/01/09                 20,369          21,597
    7.50%, 03/01/09                166,812         173,693
    5.50%, 04/01/09              3,331,080       3,426,849
    6.00%, 06/01/09              1,343,655       1,391,107

                       See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                   PAR           VALUE
                               -----------    ------------
    6.00%, 07/01/10            $ 3,065,331    $  3,162,088
    6.50%, 06/01/11              3,557,386       3,718,579
    16.25%, 07/01/11                 2,581           3,177
    15.25%, 08/01/11                 5,513           6,665
    10.75%, 02/01/19               263,634         295,270
    6.66%, 09/01/23++            2,026,957       2,074,870
    6.93%, 06/01/28 STRIP++      1,168,940       1,170,036
    7.32%, 03/01/31++            1,265,723       1,333,011
  Federal Housing Authority
    7.43%, 09/01/22                577,388         592,137
  Federal National Mortgage
    Association
    6.11%, 07/01/02 CONV++         565,974         580,155
    7.00%, 06/01/04                 25,999          26,429
    5.50%, 08/29/04              7,700,000       7,982,438
    7.50%, 07/01/07              1,131,100       1,193,310
    6.00%, 08/01/08              1,361,499       1,414,257
    6.50%, 11/01/08              2,045,438       2,142,597
    8.50%, 02/01/09              1,664,435       1,777,824
    5.50%, 06/01/09              2,205,730       2,266,388
    5.50%, 07/01/09              1,614,494       1,658,893
    8.00%, 10/01/09                291,529         307,654
    6.00%, 11/01/10              3,501,903       3,635,412
    6.00%, 12/01/10              1,767,595       1,836,090
    6.00%, 03/01/11                986,179       1,021,004
    6.00%, 08/01/11              1,759,897       1,822,043
    5.50%, 04/01/13              1,851,666       1,877,705
    6.00%, 05/01/13              1,572,473       1,628,001
    6.16%, 08/01/22++            1,343,944       1,390,717
    6.28%, 02/01/24++            2,675,565       2,776,482
    6.80%, 03/01/24++              355,749         362,196
    9.00%, 05/01/25                881,091         970,027
    9.00%, 07/01/25              1,147,893       1,265,552
    5.34%, 12/01/30++              287,812         293,721
    6.74%, 02/01/31              2,411,102       2,520,342
  FFCA Secured Lending
    Corporation
    7.27%, 02/18/11 144A         3,495,969       3,648,001
  First Republic Mortgage
    Loan Trust
    4.91%, 06/25/30++            2,490,994       2,533,778
  General Motors Acceptance
    Corporation
    6.38%, 01/30/04                700,000         725,530
  Government National
    Mortgage Association
    6.63%, 07/01/02++              721,615         747,430
    2.44%, 07/16/02++            2,584,720       2,574,737
    7.25%, 11/15/03                  8,054           8,202
    8.25%, 08/15/04                  8,479           8,789
    8.25%, 03/15/06                 10,478          11,054
    8.25%, 04/15/06                  1,012           1,067
    8.25%, 05/15/06                 29,032          30,629
    7.00%, 10/15/07                 11,322          12,005
    7.00%, 11/15/07                191,782         203,349
    7.00%, 12/15/07                120,610         127,884

                                   PAR           VALUE
                               -----------    ------------
    7.00%, 01/15/08            $     7,111    $      7,564
    7.00%, 05/15/08                109,510         116,492
    7.00%, 06/15/08                 19,592          20,841
    7.00%, 07/15/08                446,930         475,421
    7.00%, 08/15/08                244,117         259,680
    7.00%, 09/15/08                546,901         581,767
    7.00%, 09/18/08                263,198         279,977
    7.00%, 11/15/08                503,311         535,397
    6.00%, 12/15/08              1,225,094       1,280,607
    7.00%, 04/15/09                120,891         128,598
    6.00%, 02/15/11              1,836,728       1,910,198
    13.50%, 02/15/11                 4,867           5,749
    7.00%, 05/12/12                284,234         301,377
    7.00%, 05/15/12                924,889         980,671
    8.50%, 10/15/29                374,862         403,796
    8.50%, 01/15/30                223,536         239,324
    8.50%, 03/15/30                184,051         197,051
    8.50%, 04/15/30                551,462         590,409
    8.50%, 05/15/30              1,592,699       1,705,183
    8.50%, 06/15/30              1,079,204       1,155,420
    8.50%, 07/15/30              2,973,187       3,183,168
    7.00%, 07/24/30             11,000,000      11,415,937
    8.50%, 08/15/30                825,114         883,388
    8.50%, 09/15/30                 68,503          73,341
    8.50%, 10/15/30                900,536         964,137
    8.50%, 11/15/30              1,970,025       2,109,158
    8.50%, 12/15/30              1,757,619       1,881,750
    8.50%, 01/15/31                382,258         408,896
    8.50%, 02/15/31              1,231,011       1,316,797
    7.50%, 07/24/31              9,000,000       9,447,188
    6.75%, 10/16/40              3,215,097       3,268,175
  GS Mortgage Securities
    Corporation II
    6.04%, 08/16/31 144A         2,823,907       2,857,062
  IFC SBA Loan-Backed ADJ
    Rate Certificate
    2.75%, 01/15/24 144A         1,306,640       1,280,507
  Mellon Residential Funding
    Corporation
    6.75%, 01/25/13              1,483,528       1,533,463
  MLCC Mortgage Investors,
    Inc.
    2.22%, 07/15/02 STEP         2,206,955       2,211,965
  Morgan Stanley Capital I
    6.22%, 02/07/04              2,795,247       2,930,744
  PNC Mortgage Securities
    Corporation
    2.29%, 07/25/02              1,072,318       1,073,165
    7.50%, 02/25/31              2,023,440       2,088,352
  Residential Accredit Loans,
    Inc.
    6.00%, 12/25/16              2,582,321       2,671,088
    7.75%, 10/25/30              1,149,323       1,183,308
  Residential Asset
    Securitization Trust
    8.00%, 02/25/30              1,415,517       1,477,559

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------    ------------
  Residential Funding
    Mortgage Security I
    6.28%, 07/01/02++          $ 1,949,962    $  1,986,806
  Resolution Trust
    Corporation
    5.55%, 07/01/02++            1,443,770       1,454,817
  Salomon Brothers Mortgage
    Securities
    7.15%, 03/25/25 144A         5,750,434       6,131,602
  Security National Mortgage
    Loan Trust
    5.79%, 07/25/02 144A@        1,879,587       1,889,126
  Structured Asset Mortgage
    Investments, Inc.
    6.13%, 11/25/13              1,953,473       1,999,185
  Structured Asset Securities
    Corporation
    7.50%, 06/28/31              2,272,476       2,362,313
  United Mortgage Securities
    Corporation
    5.72%, 07/01/02++            1,524,595       1,534,342
  Washington Mutual
    4.40%, 07/01/02++            2,532,027       2,551,782
    2.13%, 06/25/24++            1,725,343       1,730,383
  Washington Mutual Mortgage
    Securities Corporation
    6.48%, 07/25/31++            1,468,050       1,495,576
  Washington Mutual MSC
    Mortgage Pass-Through
    Certificates
    6.39%, 03/25/32++            2,692,030       2,749,236
  Wells Fargo Mortgage Backed
    Securities Trust
    6.13%, 07/25/31              3,200,000       3,256,383
                                              ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $209,403,959)                          213,883,232
                                              ------------
COMMERCIAL PAPER -- 5.3%
  Abbey National NA LLC
    1.79%, 09/09/02              2,800,000       2,790,526
  CDC Commercial Paper, Inc.
    1.76%, 08/08/02@             3,300,000       3,293,547
  Danske Corporation
    1.78%, 08/05/02              1,900,000       1,896,583
  Halifax PLC
    1.79%, 07/29/02                600,000         599,120
  Pfizer, Inc.
    1.75%, 07/22/02              5,000,000       4,994,410
  Shell Finance (UK) PLC
    1.85%, 08/20/02              5,100,000       5,087,255
  Svenska Handelsbank, Inc.
    1.80%, 08/16/02             10,200,000      10,176,967
    1.78%, 08/19/02              1,900,000       1,895,236
  UBS Finance (DE), Inc.
    1.77%, 07/30/02             12,000,000      11,981,710
                                              ------------
TOTAL COMMERCIAL PAPER

                                   PAR           VALUE
                               -----------    ------------
  (Cost $42,716,619)                          $ 42,715,354
                                              ------------
CORPORATE BONDS -- 18.9%
  Abbott Laboratories
    5.13%, 07/01/04            $ 2,900,000       2,999,621
  Amresco Independence
    Funding, Inc.
    8.00%, 06/15/26++            1,961,842       1,964,908
  AT&T Corporation
    5.03%, 11/21/03 144A++
    (E)                          3,000,000       2,934,524
    5.63%, 03/15/04              5,000,000       4,602,155
  Bank of America Corporation
    6.63%, 06/15/04              1,200,000       1,273,716
  Bank One Corporation
    7.63%, 08/01/05              1,200,000       1,316,062
  Bear Stearns Cos., Inc.
    (The)
    2.40%, 07/01/02++            5,000,000       5,006,879
  Capital One Bank
    6.62%, 08/04/03              5,770,000       5,833,885
  Carolina Power & Light Co.
    2.45%, 07/29/02++            1,000,000         999,614
  Centerior Energy
    Corporation
    7.67%, 07/01/04              1,500,000       1,584,536
  Citigroup, Inc.
    5.70%, 02/06/04              3,000,000       3,121,258
    6.75%, 12/01/05              2,475,000       2,662,679
  Coca-Cola Co. (The)
    4.00%, 06/01/05              1,800,000       1,819,172
  Conagra Foods, Inc.
    7.50%, 09/15/05              2,500,000       2,707,983
  Conoco, Inc.
    5.90%, 04/15/04                645,000         672,040
  Consolidated Natural Gas
    7.25%, 10/01/04                645,000         686,497
  Countrywide Home Loans,
    Inc.
    5.25%, 06/15/04              1,500,000       1,542,645
  DaimlerChrysler NA Holding
    Corporation
    2.66%, 09/16/02++            4,600,000       4,612,014
  Dominion Resources, Inc.
    7.60%, 07/15/03              6,000,000       6,265,385
  Duke Capital Corporation
    7.25%, 10/01/04              1,200,000       1,283,584
  Duke Energy Field Services
    LLC
    7.50%, 08/16/05              1,800,000       1,915,735
  Ford Motor Co.
    7.45%, 07/16/31                600,000         560,088
  Ford Motor Credit Co.
    2.50%, 07/01/02++            2,000,000       1,927,676
    2.41%, 07/18/02++            1,500,000       1,444,467
    2.39%, 09/23/02++            1,000,000         993,639
    6.88%, 02/01/06              2,500,000       2,559,675

                       See Notes to Financial Statements.

LOW-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                   PAR           VALUE
                               -----------    ------------
  Fred Meyer Holding Co.,
    Inc.
    7.38%, 03/01/05            $ 2,000,000    $  2,146,704
  GATX Financial Corporation
    2.91%, 08/01/02++            2,300,000       2,286,718
  General Electric Capital
    Corporation
    6.75%, 09/11/03              3,100,000       3,250,393
    5.35%, 03/30/06              2,225,000       2,286,043
    5.00%, 06/15/07              3,325,000       3,347,873
  General Motors Acceptance
    Corporation
    2.28%, 07/05/02++            1,800,000       1,784,461
    2.67%, 07/22/02++           11,400,000      11,400,456
    7.63%, 06/15/04++++            800,000         846,758
  Golden West Financial
    Corporation
    5.50%, 08/08/06              3,000,000       3,049,800
  Heller Financial, Inc.
    7.50%, 08/23/02              1,800,000       1,813,851
  Household Finance
    Corporation
    2.06%, 08/01/03++            1,470,000       1,463,952
  Kellogg Co.
    5.50%, 04/01/03              4,800,000       4,888,516
  KFW International Finance
    5.25%, 03/09/06              1,525,000       1,557,788
  Masco Corporation
    6.00%, 05/03/04                645,000         667,545
  MBNA America Bank NA
    2.27%, 09/10/02++            2,800,000       2,797,620
  Merrill Lynch & Co., Inc.
    5.46%, 05/07/04              1,400,000       1,445,052
  National Rural Utilities
    Cooperative Finance
    Corporation
    5.25%, 07/15/04              1,120,000       1,148,878
  New York Telephone Co.
    6.50%, 03/01/05              2,300,000       2,401,106
  Niagara Mohawk Power
    Corporation
    7.75%, 05/15/06              5,000,000       5,456,390
  Paine Webber Group, Inc.
    7.88%, 02/15/03              2,300,000       2,380,696
  Premium Asset Trust 2000-10
    2.23%, 08/27/02 144A++       4,000,000       4,010,804
  Procter & Gamble Co.
    6.60%, 12/15/04              3,200,000       3,424,957
  Qwest Capital Funding, Inc.
    5.88%, 08/03/04              3,000,000       1,965,000
  Safeway, Inc.
    7.00%, 09/15/02              3,000,000       3,026,241
    7.25%, 09/15/04                645,000         690,453
  SPARC International Paper,
    Inc.
    3.16%, 06/20/04              2,250,000       2,250,000

                                   PAR           VALUE
                               -----------    ------------
  Time Warner, Inc.
    7.75%, 06/15/05            $ 3,200,000    $  3,366,282
  TRW, Inc.
    6.63%, 06/01/04                645,000         673,957
  TXU Electrical Co.
    2.49%, 09/16/02 144A++       3,000,000       3,004,029
  Unilever Capital
    Corporation
    6.75%, 11/01/03              1,600,000       1,682,030
  Virginia Electric & Power
    Co.
    5.75%, 03/31/06              3,000,000       3,082,802
  Washington Mutual Bank FA
    2.22%, 08/19/02++            1,500,000       1,501,041
  Wells Fargo Financial, Inc.
    5.45%, 05/03/04              1,300,000       1,352,595
  Weyerhaeuser Co.
    5.50%, 03/15/05 144A           865,000         888,788
  Worldcom, Inc.-WorldCom
    Group
    7.38%, 01/15/03 144A++       3,900,000         780,000
                                              ------------
TOTAL CORPORATE BONDS
  (Cost $153,784,307)                          151,410,016
                                              ------------
FOREIGN BONDS -- 4.5%
BERMUDA -- 0.1%
  Tyco International Group SA
    6.38%, 06/15/05                860,000         705,183
                                              ------------
CANADA -- 1.3%
  Canadian Government
    3.50%, 06/01/04 (C)         16,100,000      10,503,336
                                              ------------
CHILE -- 0.0%
  Republic of Chile
    5.63%, 07/23/07                400,000         394,550
                                              ------------
CROATIA -- 0.1%
  Croatia Government
    2.88%, 07/31/02++            1,159,091       1,160,540
                                              ------------
FRANCE -- 0.6%
  France Telecom
    3.64%, 09/16/02++            4,700,000       4,708,158
                                              ------------
HONG KONG -- 0.1%
  Hutchison Wampoa, Ltd.
    6.95%, 08/01/07 144A           400,000         430,497
  Wharf International
    Finance, Ltd.
    7.63%, 03/13/07                400,000         434,358
                                              ------------
                                                   864,855
                                              ------------
HUNGARY -- 0.1%
  Republic of Hungary
    6.50%, 04/19/06                400,000         423,013
                                              ------------
MALAYSIA -- 0.0%
  Petroliam Nasional BHD
    8.88%, 08/01/04                350,000         383,757
                                              ------------
MEXICO -- 0.6%
  Grupo Televisa SA
    8.63%, 08/08/05                350,000         364,875

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------    ------------
  Petroleos Mexicanos
    6.50%, 02/01/05            $   400,000    $    406,000
  United Mexican States
    8.63%, 03/12/08                350,000         374,850
    11.38%, 09/15/16               700,000         864,500
    6.25%, 12/31/19              2,700,000       2,544,143
                                              ------------
                                                 4,554,368
                                              ------------
NETHERLANDS -- 0.4%
  Deutsche Telekom
    International Finance BV
    8.25%, 06/15/05 STEP         3,000,000       3,071,844
                                              ------------
SOUTH KOREA -- 0.2%
  Export-Import Bank of Korea
    (The)
    6.38%, 02/15/06                400,000         422,088
  Korea Development Bank
    7.38%, 09/17/04                350,000         375,590
  Korea Electric Power
    Corporation
    6.38%, 12/01/03                400,000         417,049
                                              ------------
                                                 1,214,727
                                              ------------
SUPRANATIONAL -- 1.0%
  European Investment Bank
    5.63%, 02/03/05              4,300,000       4,519,220
    5.63%, 01/24/06              1,850,000       1,942,506
  International Bank for
    Reconstruction and
    Development
    6.02%, 06/21/04              1,200,000       1,263,656
                                              ------------
                                                 7,725,382
                                              ------------
TOTAL FOREIGN BONDS
  (Cost $35,156,796)                            35,709,713
                                              ------------
MUNICIPAL BONDS -- 0.2%
  Missouri Higher Education
    Loan Authority, Student
    Loan Revenue Bonds
    2.39%, 07/25/08++
    (Cost $1,346,964)            1,369,859       1,369,859
                                              ------------
                                 SHARES          VALUE
                               -----------    ------------
SHORT-TERM INVESTMENTS -- 2.1%
  AB Funds Trust -- Money
    Market Fund
    (Cost $17,165,937)          17,165,937    $ 17,165,937
                                              ------------
                                   PAR
                               -----------
U.S. TREASURY OBLIGATIONS -- 18.2%
  U.S. Treasury Bills
    1.75%, 08/15/02++++        $     5,000           4,990
  U.S. Treasury Bonds
    6.75%, 05/15/05             29,610,000      32,325,800
  U.S. Treasury Inflationary
    Index Bonds
    3.63%, 01/15/08             15,500,000      18,054,526
  U.S. Treasury Notes
    5.75%, 10/31/02++++          1,700,000       1,723,234
    4.25%, 11/15/03              8,500,000       8,716,487
    3.00%, 01/31/04              6,585,000       6,630,002
    3.00%, 02/29/04              8,000,000       8,049,064
    3.38%, 04/30/04             16,950,000      17,134,145
    6.00%, 08/15/04              1,100,000       1,168,948
    5.88%, 11/15/04             38,695,000      41,137,660
    5.75%, 11/15/05                525,000         560,438
    4.38%, 05/15/07              2,445,000       2,479,384
    8.75%, 11/15/08              3,835,000       4,157,681
    10.38%, 11/15/09             2,700,000       3,135,904
                                              ------------
                                                94,892,947
                                              ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $143,829,109)                          145,278,263
                                              ------------
TOTAL INVESTMENTS -- 101.9%
  (Cost $808,158,984)                          814,745,097
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (1.9%)                       (14,994,065)
                                              ------------
NET ASSETS -- 100.0%                          $799,751,032
                                              ============

Interest rate swap agreements outstanding at June 30, 2002:

                                                              EXPIRATION     NOTIONAL             UNREALIZED
DESCRIPTION                                                      DATE         VALUE       APPRECIATION/(DEPRECIATION)
-----------                                                   ----------    ----------    ---------------------------
U.S. DOLLARS
  Receive variable rate payments on the three month LIBOR
    floating rate and pay fixed rate payments of 6.00% (f)     12/18/07     $4,400,000             $197,767
                                                                                                   ========

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND

                          TOTAL RETURNS AS OF 6/30/02
--------------------------------------------------------------------------------

                                                                                                               LEHMAN BROTHERS
                                                  RETIREMENT CLASS    INSTITUTIONAL CLASS    RETAIL CLASS    AGGREGATE BOND INDEX
                                                  ----------------    -------------------    ------------    --------------------
  Since Inception (8/27/01 -- 6/30/02)                4.53%**               4.00%**            4.22%**              5.63%

Performance is historical and is not indicative of future results

[LINE GRAPH]

                                                                                                  LEHMAN BROTHERS AGGREGATE BOND
                                                                      RETIREMENT CLASS                        INDEX*
                                                                      ----------------            ------------------------------
Aug 27 2001                                                                10000                              10000
Sep 2001                                                                   10123                              10173
Oct 2001                                                                   10364                              10386
Nov 2001                                                                   10223                              10243
Dec 2001                                                                   10150                              10177
Jan 2002                                                                   10253                              10081
Feb 2002                                                                   10387                              10097
Mar 2002                                                                   10223                               9834
Apr 2002                                                                   10422                              10194
May 2002                                                                   10479                              10085
Jun 2002                                                                   10453                              10563

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Lehman Brothers Aggregate Bond Index.

*The Lehman Brothers Aggregate Bond Index is composed of investment grade securities from the Lehman Brothers Government/Credit Bond Index,
Mortgage-Backed Securities Index, and Asset Backed Securities Index.

**These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

                                   PAR           VALUE
                               -----------   --------------
AGENCY OBLIGATIONS -- 13.0%
  Federal Home Loan Mortgage
    Corporation
    1.90%, 07/01/02            $   500,000   $      499,947
    1.81%, 07/18/02              2,600,000        2,597,771
    1.76%, 08/01/02++++            170,000          169,748
    1.87%, 08/30/02             12,000,000       11,966,004
    3.40%, 02/20/04              2,000,000        2,009,120
    5.50%, 09/15/11                691,000          699,394
    5.75%, 01/15/12              1,480,000        1,523,354
    6.50%, 08/01/16             40,000,000       41,325,200
    6.75%, 03/15/31              5,000,000        5,390,805
    6.00%, 07/15/31              2,112,792        1,885,006
    4.05%, 11/30/44              1,000,000        1,012,640
  Federal National Mortgage
    Association
    0.00%, 08/14/02++++          3,200,000        3,193,350
    1.88%, 08/28/02              5,000,000        4,986,305
    2.07%, 09/04/02             11,300,000       11,265,727
  Financing Corporation
    Principle
    0.00%, 11/30/17 STRIPS       1,130,000          432,445
    0.00%, 04/05/19 STRIPS         620,000          215,334
  Resolution Funding
    Corporation
    0.00%, 01/15/17 STRIPS       5,176,000        2,133,444
    8.88%, 04/15/30              8,285,000       11,243,442
                                             --------------
TOTAL AGENCY OBLIGATIONS
  (Cost $98,389,923)                            102,549,036
                                             --------------
ASSET-BACKED SECURITIES -- 10.1%
  AmeriCredit Automobile
    Receivables Trust
    7.15%, 08/12/04              1,270,741        1,299,088
    5.96%, 03/12/06              2,008,028        2,053,970
  AQ Finance NIM Trust
    9.50%, 06/25/32 144A           536,819          537,893
  Associates Automobile
    Receivables Trust
    6.82%, 02/15/05              3,706,290        3,769,224
  Bayview Financial
    Acquisition Trust
    2.24%, 11/25/30 144A++       3,700,000        3,711,562
    2.23%, 11/25/31 144A++       3,667,417        3,667,131
  Bear Stearns Asset-Backed
    Securities, Inc.
    5.29%, 06/15/16              1,429,088        1,446,567
  Case Equipment Loan Trust
    5.77%, 08/15/05              2,864,944        2,896,324
  Citibank Credit Card
    Issuance Trust
    2.80%, 08/07/02++              670,000          667,407
  Conseco Finance
    Securitizations
    Corporation
    6.77%, 09/01/32              2,000,000        2,117,309
    1.39%, 02/01/33 IO          17,010,000        1,488,375

                                   PAR           VALUE
                               -----------   --------------
  Countrywide Asset-Backed
    Certificates
    2.11%, 07/25/02++          $ 3,350,815   $    3,347,769
  Countrywide Home Equity
    Loan Trust
    2.12%, 04/15/28++            1,129,966        1,129,437
  CS First Boston Mortgage
    Securities Corporation
    2.12%, 07/15/02++              772,590          772,188
  Daimler Chrysler Master
    Owner Trust
    1.90%, 07/15/02++              910,000          910,258
  Dreamworks Film Trust
    2.78%, 07/15/02 144A++       1,000,000        1,017,109
  Embarcadero Aircraft
    Securitization Trust
    2.34%, 08/15/25 144A         2,600,000        2,340,000
  EQCC Trust
    2.14%, 07/25/02++            2,114,591        2,114,591
  Fleet Home Equity Loan
    Trust
    2.05%, 05/30/31++            2,517,199        2,509,519
  Ford Credit Auto Owner
    Trust
    6.56%, 05/15/04              5,500,000        5,691,657
  Green Tree Home Improvement
    Loan Trust
    2.01%, 07/15/02 STEP           535,559          535,258
  HFC Home Equity Loan
    Asset-Backed Certificates
    2.27%, 12/22/31++            2,971,769        2,978,980
  Madison Avenue Manufactured
    Housing Contracts
    2.19%, 07/25/02++            3,206,848        3,206,857
  MBNA Master Credit Card
    Trust USA
    6.40%, 01/18/05              2,500,000        2,514,541
  Mellon Residential Funding
    Corporation
    1.97%, 01/25/08++              980,266          980,131
  Metropolitan Asset Funding,
    Inc.
    2.56%, 07/25/02 STEP
    144A@                          798,938          796,141
  Nextcard Credit Card Master
    Note Trust
    2.06%, 07/01/02 144A++         560,000          559,169
  Option One Mortgage Loan
    Trust
    2.10%, 08/25/31++            2,552,302        2,553,257
  Option One Mortgage
    Securities Corporation
    NIM Trust
    2.14%, 04/26/09 144A++       3,127,889        3,127,891
    8.83%, 04/26/32 144A           854,064          856,967
  Provident Bank Home Equity
    Loan Trust
    2.10%, 08/25/31++            1,434,851        1,433,630

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                   PAR           VALUE
                               -----------   --------------
  Residential Asset
    Securities Corporation
    2.07%, 05/25/08++          $ 2,589,009   $    2,583,635
    2.08%, 04/25/28++              311,007          311,020
  Residential Funding
    Mortgage Securities II
    1.94%, 10/25/12++              445,969          445,935
    8.09%, 03/25/20              1,700,000        1,825,938
    7.18%, 12/25/22                902,044          946,557
  Salomon Brothers Mortgage
    Securities VII
    2.08%, 07/25/02 STEP           193,149          192,875
  Saxon Asset Securities
    Trust
    7.55%, 10/25/26              1,000,000        1,068,776
  Sears Credit Account Master
    Trust
    6.45%, 10/16/06                933,334          940,565
  SLM Student Loan Trust
    2.51%, 07/25/02++              148,823          149,030
  Spiegel Credit Card Master
    Note Trust
    2.12%, 03/10/05++            6,000,000        6,009,623
  SVO Timeshare Mortgage
    Corporation
    5.47%, 10/20/13 144A         1,045,083        1,063,835
  Xerox Equipment Lease Owner
    Trust
    3.86%, 02/15/08 144A++         376,095          379,785
                                             --------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $78,404,236)                             78,947,774
                                             --------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 47.3%
  Amortizing Residential
    Collateral Trust
    2.12%, 07/25/02++            1,156,174        1,156,174
  ARC Net Interest Margin
    Trust
    7.25%, 01/15/32 144A           359,325          357,822
  Bear Stearns Adjustable
    Rate Mortgage Trust
    6.40%, 07/01/02++            2,080,884        2,129,876
    7.47%, 07/01/02++              311,799          314,673
  COMM
    2.05%, 04/15/13 144A++         560,000          559,707
    2.08%, 04/15/13 144A++       1,110,000        1,108,388
  Commercial Mortgage Asset
    Trust
    7.55%, 01/17/10                440,000          492,433
  Countrywide Alternative
    Loan Trust
    6.75%, 08/25/28 STEP         1,086,959        1,099,896
  Countrywide Funding
    Corporation
    6.63%, 02/25/24                180,000          175,009
  Credit-Based Asset
    Servicing and
    Securitization
    2.13%, 08/25/33++            2,370,381        2,367,846

                                   PAR           VALUE
                               -----------   --------------
  CS First Boston Mortgage
    Securities Corporation
    2.20%, 07/25/02++          $   709,716   $      707,456
    2.31%, 12/15/11 144A++       2,300,000        2,284,962
    7.29%, 09/15/41              2,000,000        2,214,615
  Federal Home Loan Mortgage
    Corporation
    8.00%, 10/01/07                  5,007            5,193
    6.90%, 12/01/10              4,415,000        4,594,756
    7.00%, 11/01/14              1,081,891        1,138,690
    7.00%, 04/01/15                875,133          921,077
    8.00%, 06/01/15                 42,734           44,323
    7.00%, 12/01/15                794,068          836,253
    8.50%, 06/01/16                 58,585           63,473
    8.50%, 06/01/18                 71,892           77,891
    5.00%, 02/15/21              1,035,808        1,052,038
    7.00%, 03/15/21              2,329,084        2,360,934
    6.50%, 12/15/21              3,762,030        3,809,172
    5.58%, 04/15/22 PO             255,094          235,523
    2.91%, 03/15/24 IO           3,194,379          184,289
    8.00%, 08/01/24                 76,021           81,437
    6.50%, 01/15/25                524,629          528,705
    7.50%, 11/01/29                372,645          391,626
    7.50%, 12/01/29                611,721          642,881
    7.50%, 02/01/31              1,127,535        1,184,774
    7.50%, 11/01/31                545,111          572,707
  Federal Housing
    Administration
    7.43%, 07/01/02                752,646          756,409
  Federal National Mortgage
    Association
    2.29%, 07/18/02++              901,343          903,561
    6.50%, 04/26/06                500,000          530,625
    8.00%, 06/01/15                457,674          487,422
    8.00%, 06/15/15                479,545          510,715
    8.00%, 07/01/15                581,839          619,659
    8.00%, 09/01/15                706,177          752,079
    6.50%, 07/01/16              2,000,000        2,074,063
    5.50%, 07/19/16             24,000,000       24,026,250
    5.50%, 08/16/16             21,000,000       20,934,375
    6.00%, 07/18/17             21,000,000       21,413,490
    8.00%, 09/25/19              2,423,446        2,526,697
    10.18%, 08/25/21 IO              1,911           42,938
    9.71%, 10/25/21 IO               3,079           59,899
    4.22%, 10/25/21++            6,000,000        6,093,111
    16.63%, 01/25/22++           1,683,544        1,799,810
    4.52%, 03/25/22++            3,270,624        3,323,435
    9.50%, 05/01/22                 39,835           44,154
    9.50%, 07/01/24                 78,957           87,519
    6.50%, 06/01/28                 32,062           32,734
    1.77%, 12/25/30 IO           1,168,274          187,404
    8.00%, 10/01/30              1,407,069        1,494,132
    6.00%, 01/01/32              1,035,002        1,033,707
    6.00%, 03/01/32              3,984,658        3,979,678
    8.00%, 03/01/32                 91,653           97,324
    6.00%, 04/01/32              3,987,974        3,979,247

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------   --------------
    6.00%, 07/01/32            $ 4,400,000   $    4,389,000
    7.00%, 07/01/32              4,400,000        4,556,772
    6.17%, 05/01/36              2,005,819        2,039,468
  FFCA Secured Lending
    Corporation
    17.63%, 07/18/20 IO
    144A++                       4,717,119          347,998
  First Nationwide Trust
    8.50%, 09/25/31              1,722,882        1,828,665
  First Union Commercial
    Mortgage Securities, Inc.
    7.38%, 04/18/07              6,500,000        7,151,077
  First Union National Bank
    Commercial Mortgage
    7.20%, 09/15/10              1,500,000        1,654,802
  GMAC Commercial Mortgage
    Securities, Inc.
    6.87%, 08/15/07                600,000          648,607
    2.44%, 09/15/15              2,500,000        2,250,000
  GMACCM Mortgage Trust I
    2.57%, 07/20/02 144A++       2,377,723        2,374,632
  Government National
    Mortgage Association
    28.89%, 02/08/06             1,916,959        2,488,692
    7.00%, 10/15/25                334,545          349,286
    7.00%, 01/15/26                406,103          423,743
    7.00%, 07/15/27              2,303,796        2,400,987
    7.00%, 12/15/27                 23,013           23,984
    6.50%, 01/01/28              6,593,554        6,762,513
    7.00%, 01/15/28                236,129          245,869
    7.00%, 03/15/28              3,394,821        3,534,858
    7.00%, 07/15/28                493,843          514,214
    7.50%, 07/15/28                268,852          284,563
    6.50%, 08/15/28                534,902          548,609
    7.00%, 08/15/28                489,808          510,012
    7.50%, 08/15/28                423,543          448,294
    6.50%, 09/15/28              1,284,325        1,317,236
    7.00%, 10/15/28                514,970          536,212
    7.50%, 12/15/28                191,935          203,151
    7.50%, 03/15/29                806,250          851,601
    7.50%, 11/15/29                915,611          967,114
    7.00%, 11/20/29              1,392,327        1,426,289
    7.50%, 02/15/30                345,200          364,618
    8.50%, 08/15/30                141,956          151,982
    8.50%, 11/20/30              1,081,181        1,152,810
    7.50%, 02/15/31                955,612        1,008,508
    6.00%, 07/01/31             45,000,000       44,943,749
    6.50%, 07/24/31              4,000,000        4,084,374
    7.50%, 08/15/31              2,408,737        2,544,228
    7.00%, 09/20/31              3,428,415        3,554,837
    6.50%, 10/15/31              1,368,731        1,399,528
    6.00%, 11/15/31                988,215          989,141
    6.00%, 01/15/32              3,311,460        3,314,564
    6.50%, 02/15/32                998,155        1,020,302
    7.50%, 02/15/32                998,604        1,054,776
    6.00%, 04/15/32              2,992,760        2,995,567

                                   PAR           VALUE
                               -----------   --------------
    6.50%, 04/15/32            $ 1,781,765   $    1,821,298
    7.50%, 04/15/32              3,771,310        3,983,446
    6.50%, 07/01/32             74,400,000       75,887,999
  Impac CMB Trust
    2.12%, 07/25/31++            2,659,512        2,660,900
    2.12%, 08/25/32++            3,247,536        3,247,536
  Indymac ARM Trust
    6.49%, 09/28/31++            1,882,112        1,946,445
  LB-UBS Commercial Mortgage
    Trust
    7.95%, 01/15/10              2,300,000        2,630,764
    9.09%, 06/15/36 IO 144A++    5,463,428          323,893
  Lehman Brothers Commercial
    Conduit Mortgage Trust
    6.48%, 01/18/08              2,000,000        2,123,568
  Lehman Brothers Floating
    Rate Commercial Mortgage
    Trust
    2.07%, 07/17/02 144A++       1,912,153        1,911,378
  Lomas & Nettle
    9.50%, 09/01/02                  8,799            8,899
  Merrill Lynch Mortgage
    Investors, Inc.
    2.16%, 08/25/09++              696,969          697,598
  Nomura Asset Securities
    Corporation
    7.07%, 04/13/36              1,478,472        1,558,636
    7.12%, 04/13/36              2,000,000        2,168,670
  PNC Mortgage Securities
    Corporation
    2.80%, 07/25/02++              328,261          328,520
    7.50%, 02/25/31                674,480          696,117
  Residential Accredit Loans,
    Inc.
    7.75%, 12/25/30              2,707,242        2,760,602
  Residential Funding
    Mortgage Securities I
    6.50%, 12/25/08                926,563          934,430
  Salomon Brothers Mortgage
    Securities VII
    2.80%, 07/25/02 STEP           265,583          266,189
    25.00%, 10/25/23 IO++          944,986            2,362
    25.00%, 06/25/24 IO++          737,235            1,106
    7.60%, 08/25/30                135,709          137,485
  Securitized Asset Sales,
    Inc.
    7.25%, 11/25/25              2,183,225        2,220,668
  Structured Asset Securities
    Corporation
    7.50%, 07/25/16              2,272,476        2,362,313
  Trizec Hahn Office
    Properties Trust
    2.12%, 04/15/11 144A++       3,200,000        3,165,837
  Washington Mutual
    4.83%, 07/01/02++            1,772,419        1,786,248
    6.60%, 07/01/02              3,619,235        3,748,151

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                   PAR           VALUE
                               -----------   --------------
  Washington Mutual Mortgage
    Securities Corporation
    6.75%, 05/25/31            $ 1,123,352   $    1,144,122
                                             --------------
TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS (Cost $367,710,598)               371,667,448
                                             --------------
COMMERCIAL PAPER -- 3.1%
  Abbey National NA LLC
    1.79%, 09/09/02              1,000,000          996,617
  CDC Commercial Paper, Inc.
    1.76%, 08/08/02@             7,300,000        7,285,724
  Halifax PLC
    1.79%, 07/29/02              2,100,000        2,096,920
  Oesterreich
    1.78%, 07/15/02++++         10,000,000        9,992,089
  Pfizer, Inc.
    1.75%, 07/22/02              3,800,000        3,795,751
                                             --------------
TOTAL COMMERCIAL PAPER
  (Cost $24,169,233)                             24,167,101
                                             --------------
CORPORATE BONDS -- 29.0%
  Ace Capital Trust II
    9.70%, 04/01/30                730,000          881,552
  Ace INA Holdings, Inc.
    8.20%, 08/15/04                550,000          596,399
  Adelphia Communications
    9.25%, 10/01/02#               250,000           97,500
    9.38%, 11/15/09#               250,000          102,500
  AES Corporation (The)
    8.75%, 12/15/02                162,000          151,470
    9.50%, 06/01/09                278,000          184,870
  AGCO Corporation
    9.50%, 05/01/08                 67,000           71,188
  AK Steel Corporation
    9.13%, 12/15/06                116,000          121,800
    7.88%, 02/15/09                239,000          240,195
    7.75%, 06/15/12 144A           116,000          115,420
  Allied Waste NA
    8.88%, 04/01/08                715,000          704,275
    10.00%, 08/01/09               500,000          493,750
  Allstate Financial Global
    Funding
    6.50%, 06/14/11 144A           500,000          521,485
  American Airlines, Inc.
    10.19%, 05/26/16               700,000          723,114
  American Axle &
    Manufacturing, Inc.
    9.75%, 03/01/09                133,000          141,645
  American Standard, Inc.
    7.38%, 04/15/05                170,000          175,950
    7.38%, 02/01/08                247,000          255,645
    8.25%, 06/01/09                 72,000           75,600
    7.63%, 02/15/10                 34,000           35,190
  American Tower Corporation
    9.38%, 02/01/09                250,000          138,750

                                   PAR           VALUE
                               -----------   --------------
  AmerisourceBergen
    Corporation
    8.13%, 09/01/08            $   500,000   $      518,750
  AMFM, Inc.
    8.13%, 12/15/07                408,000          399,840
    8.00%, 11/01/08                147,000          145,898
  AOL Time Warner, Inc.
    5.63%, 05/01/05                350,000          343,645
    7.70%, 05/01/32              1,010,000          898,379
  Apache Corporation
    6.25%, 04/15/12                530,000          548,153
  AT&T Corporation
    6.00%, 03/15/09                750,000          593,422
    7.30%, 11/15/11 144A@        5,000,000        4,157,759
    8.00%, 11/15/31 144A@          500,000          393,564
  AT&T Wireless Services,
    Inc.
    7.88%, 03/01/11                735,000          594,726
    8.13%, 05/01/12                200,000          163,394
    8.75%, 03/01/31                150,000          116,143
  Avis Group Holdings, Inc.
    11.00%, 05/01/09               481,000          526,695
  AXA Financial, Inc.
    7.75%, 08/01/10                500,000          559,918
  Bank of America Corporation
    7.40%, 01/15/11              1,670,000        1,831,911
    2.36%, 09/17/25 144A++       3,610,000        3,604,359
  BB&T Corporation
    6.50%, 08/01/11                290,000          303,895
  Bear Stearns Cos., Inc.
    (The)
    4.06%, 09/29/02++            1,700,000        1,702,339
    4.11%, 05/24/04++            1,500,000        1,507,338
    5.70%, 01/15/07                900,000          919,803
  Beazer Homes USA, Inc.
    8.38%, 04/15/12 144A            81,000           82,215
  BellSouth Corporation
    6.88%, 10/15/31              1,550,000        1,541,074
  Boeing Co. (The)
    6.63%, 02/15/38                210,000          206,040
  Bristol-Myers Squibb Co.
    6.88%, 08/01/47                190,000          188,344
  Calpine Corporation
    7.75%, 04/15/09                 96,000           62,880
    8.50%, 02/15/11                519,000          350,325
  Capital One Bank
    8.25%, 06/15/05                880,000          918,474
  Cendant Corporation
    6.88%, 08/15/06                800,000          805,311
  Charter Communications
    Holdings LLC/Charter
    Communications Holdings
    Capital Corporation
    8.25%, 04/01/07                500,000          337,500
    8.63%, 04/01/09                333,000          224,775
  Chesapeake Corporation
    9.88%, 05/01/03                500,000          513,750

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------   --------------
  Chrysler Corporation
    7.45%, 02/01/49            $   320,000   $      293,760
  CIT Group, Inc.
    2.05%, 09/13/02++            3,412,000        3,384,021
    7.63%, 08/16/05                 70,000           69,002
    6.50%, 02/07/06              1,000,000          970,340
  Citigroup, Inc.
    5.00%, 03/06/07              2,200,000        2,220,552
  Citizens Communications Co.
    7.63%, 08/15/08                500,000          457,540
    9.25%, 05/15/11                100,000           95,103
    9.00%, 08/15/31                800,000          670,317
  Clear Channel
    Communications, Inc.
    7.65%, 09/15/10              1,000,000        1,023,931
  Cleveland Electric
    Illuminating Co. (The)
    7.88%, 11/01/17              2,050,000        2,169,141
  CMS Energy Corporation
    9.88%, 10/15/07                 61,000           45,801
    7.50%, 01/15/09                236,000          163,066
    8.50%, 04/15/11                365,000          259,575
  CMS Panhandle Holding Co.
    6.13%, 03/15/04                720,000          675,588
    7.00%, 07/15/29                900,000          669,126
  Comcast Cable
    Communications
    8.38%, 05/01/07              1,300,000        1,332,764
    6.75%, 01/30/11                740,000          661,992
  Commonwealth Edison Co.
    2.67%, 09/30/03 144A++         500,000          501,400
  Conoco Funding Co.
    7.25%, 10/15/31              1,100,000        1,168,924
  Conoco, Inc.
    6.95%, 04/15/29                530,000          543,308
  Consolidated Rail
    Corporation
    7.88%, 05/15/43                330,000          359,034
  Continental Airlines, Inc.
    6.70%, 06/15/21                469,074          459,571
  Countrywide Home Loans,
    Inc.
    5.50%, 08/01/06              1,500,000        1,534,667
  Cox Communications, Inc.
    7.75%, 11/01/10              1,120,000        1,066,865
  Cox Enterprises, Inc.
    7.88%, 09/15/10 144A           330,000          313,191
  Credit Suisse First Boston
    USA, Inc.
    5.75%, 04/15/07                890,000          911,454
    6.13%, 11/15/11                310,000          305,065
  CRH America, Inc.
    6.95%, 03/15/12                200,000          210,715
  Crown Castle International
    Corporation
    0.00%, 05/15/11 STEP           175,000           81,375
    10.75%, 08/01/11               220,000          146,300

                                   PAR           VALUE
                               -----------   --------------
  CSC Holdings, Inc.
    8.13%, 07/15/09            $   100,000   $       82,753
    7.63%, 04/01/11                768,000          618,833
  DaimlerChrysler Financial
    Services NA LLC
    3.52%, 08/08/02++            1,000,000          999,989
  DaimlerChrysler NA Holding
    Corporation
    7.30%, 01/15/12                760,000          797,448
    8.50%, 01/18/31              1,750,000        1,940,208
  Delta Air Lines, Inc.
    6.42%, 07/02/12                400,000          411,551
    6.72%, 01/02/23                840,000          864,582
  Devon Energy Corporation
    7.95%, 04/15/32                840,000          906,273
  Dryden Investor Trust
    7.16%, 07/23/08 144A         2,154,947        2,253,459
  Dynegy Holdings, Inc.
    8.75%, 02/15/12              1,030,000          768,685
  Echostar DBS Corporation
    9.38%, 02/01/09                508,000          472,440
  El Paso CGP Co.
    7.75%, 06/15/10                900,000          892,341
  El Paso Corporation
    7.00%, 05/15/11                300,000          287,665
    0.00%, 02/28/21 CONV         2,750,000        1,134,375
    8.05%, 10/15/30              2,000,000        1,896,170
    7.80%, 08/01/31              1,150,000        1,079,373
    7.75%, 01/15/32              1,000,000          929,889
    8.38%, 06/15/32 144A            90,000           92,869
  Entergy Mississippi, Inc.
    2.51%, 08/01/02++            2,100,000        2,104,769
  Federated Department
    Stores, Inc.
    6.63%, 09/01/08                295,000          309,308
  Firstar Bank NA
    7.13%, 12/01/09                170,000          185,949
  FirstEnergy Corporation
    6.45%, 11/15/11                420,000          408,622
    7.38%, 11/15/31                390,000          371,372
  Fisher Scientific
    International
    7.13%, 12/15/05                500,000          498,750
  Ford Motor Co.
    7.45%, 07/16/31              5,800,000        5,414,183
    8.90%, 01/15/32              1,180,000        1,280,370
    7.70%, 05/15/49              2,020,000        1,835,037
  Ford Motor Credit Co.
    7.60%, 08/01/05                400,000          420,246
    7.38%, 10/28/09              2,500,000        2,592,382
    7.88%, 06/15/10                590,000          617,719
    7.38%, 02/01/11                320,000          324,636
    7.25%, 10/25/11                800,000          805,184
  Forest Oil Corporation
    7.75%, 05/01/14 144A           236,000          228,920
  Fort James Corporation
    4.75%, 06/29/04(E)             500,000          460,060

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                   PAR           VALUE
                               -----------   --------------
  Fred Meyer, Inc. Holding
    Co.
    7.45%, 03/01/08            $   675,000   $      743,012
  Fresenius Medical Care
    Capital Trust
    7.88%, 02/01/08                170,000          153,425
  General Electric Capital
    Corporation
    6.75%, 03/15/32              1,700,000        1,675,148
  General Motors Acceptance
    Corporation
    2.68%, 06/30/02++            2,500,000        2,500,077
    2.49%, 07/20/02++            4,000,000        4,000,160
    2.05%, 07/23/02++            1,600,000        1,593,064
    7.25%, 03/02/11                310,000          317,013
    6.88%, 09/15/11              1,400,000        1,392,285
  Georgia Gulf Corporation
    10.38%, 11/01/07               123,000          132,225
  Georgia-Pacific Corporation
    9.50%, 12/01/11                 46,000           46,893
    8.88%, 05/15/31                136,000          128,337
  Hasbro, Inc.
    5.60%, 11/01/05                173,000          164,350
  HCA, Inc.
    8.02%, 08/05/02              2,300,000        2,310,246
    6.87%, 09/15/03                250,000          258,271
    7.88%, 02/01/11                500,000          539,342
  Healthsouth Corporation
    3.25%, 04/01/03 CONV           500,000          497,500
  Hercules, Inc.
    11.13%, 11/15/07                13,000           14,625
  Hitachi Credit America
    Corporation
    2.23%, 07/15/02 144A++       1,000,000        1,001,141
  Host Marriot Corporation
    7.88%, 08/01/05                217,000          212,660
  Host Marriott LP
    9.50%, 01/15/07 144A           500,000          506,875
    9.25%, 10/01/07                 32,000           32,320
  Household Finance
    Corporation
    5.75%, 01/30/07                190,000          188,123
    5.88%, 02/01/09              1,000,000          962,032
    8.00%, 07/15/10                780,000          825,075
    7.00%, 05/15/12                660,000          657,429
  Huntsman International LLC
    10.13%, 07/01/09               250,000          225,000
  IMC Global, Inc.
    10.88%, 06/01/08               178,000          192,240
  Indiana Michigan Power Co.
    6.88%, 07/01/04              2,000,000        2,107,580
  Insight Midwest LP/Insight
    Capital, Inc.
    10.50%, 11/01/10               179,000          168,260
  Intelsat, Ltd.
    7.63%, 04/15/12 144A           300,000          312,320

                                   PAR           VALUE
                               -----------   --------------
  International Flavors and
    Fragrances, Inc.
    6.45%, 05/15/06            $   320,000   $      333,193
  J.P. Morgan Chase & Co.
    6.63%, 03/15/12              1,740,000        1,792,633
  JPM Capital Trust II
    7.95%, 02/01/27                700,000          733,437
  Kansas City Southern
    Railway
    9.50%, 10/01/08                 99,000          107,539
  Kellogg Co.
    5.50%, 04/01/03                100,000          101,844
    6.60%, 04/01/11                500,000          525,152
  KeySpan Corporation
    7.25%, 11/15/05                370,000          400,423
  Kinder Morgan Energy
    Partners LP
    6.75%, 03/15/11                750,000          773,006
    7.75%, 03/15/32                100,000          105,730
  Kroger Co.
    4.35%, 08/16/02++            2,800,000        2,800,633
  Lear Corporation
    7.96%, 05/15/05                640,000          660,268
    8.11%, 05/15/09                130,000          133,459
  Lehman Brothers Holdings,
    Inc.
    2.43%, 07/02/02++            2,000,000        2,004,614
    2.39%, 07/06/02++            2,600,000        2,600,094
    6.13%, 07/15/03                290,000          299,671
    6.63%, 04/01/04                550,000          577,161
    8.25%, 06/15/07                100,000          112,865
  Liberty Media Corporation
    3.75%, 02/15/30 CONV           400,000          183,000
  Lockheed Martin Corporation
    8.50%, 12/01/29                840,000        1,016,931
  Lyondell Chemical Co.
    9.63%, 05/01/07 144A           166,000          158,945
    9.88%, 05/01/07                500,000          480,000
  Macdermid, Inc.
    9.13%, 07/15/11                111,000          117,105
  Manor Care, Inc.
    8.00%, 03/01/08                160,000          165,800
  MeadWestvaco Corporation
    6.85%, 04/01/12                610,000          641,559
  Mediacom LLC/Mediacom
    Capital Corporation
    9.50%, 01/15/13                643,000          559,410
  Midamerican Energy Holdings
    Co.
    7.52%, 09/15/08              1,075,000        1,136,631
  Mirant Americas Generation,
    Inc.
    8.30%, 05/01/11              1,000,000          801,385
  Nabisco, Inc.
    7.55%, 06/15/15              1,530,000        1,769,124
  News America Holdings
    8.88%, 04/26/23              2,730,000        2,899,215

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------   --------------
  Nextcard Credit
    6.00%, 12/15/06            $   910,000   $      455,000
  Nextel Communications, Inc.
    9.38%, 11/15/09                524,000          267,240
    9.50%, 02/01/11                160,000           79,200
  Niagara Mohawk Power
    Corporation
    7.25%, 10/01/02              1,217,317        1,230,973
    8.00%, 06/01/04                500,000          535,329
    7.75%, 10/01/08              1,340,000        1,506,161
  Nortek, Inc.
    9.25%, 03/15/07                605,000          615,588
    8.88%, 08/01/08                490,000          496,125
  Northwest Airlines
    Corporation
    7.58%, 03/01/19                836,841          867,661
  NRG Energy, Inc.
    7.75%, 04/01/11                530,000          422,093
    8.63%, 04/01/31                100,000           76,197
  NTL Communications
    Corporation
    11.88%, 10/01/10               550,000          148,500
  Occidental Petroluem
    Corporation
    7.65%, 02/15/06                500,000          547,688
  Ocean Energy, Inc.
    8.88%, 07/15/07                335,000          350,913
    8.38%, 07/01/08                132,000          139,920
  Omnicare, Inc.
    8.13%, 03/15/11                239,000          247,365
  Orion Power Holdings, Inc.
    12.00%, 05/01/10               277,000          234,065
  Packaging Corporation of
    America, Inc.
    9.63%, 04/01/09                154,000          167,090
  PanAmSat Corporation
    6.00%, 01/15/03                500,000          495,002
  Peabody Energy Corporation
    8.88%, 05/15/08                401,000          424,058
    9.63%, 05/15/08                177,000          188,063
  Pepsi Bottling Group, Inc.
    7.00%, 03/01/29                910,000          971,388
  Phillips Petroleum Co.
    8.75%, 05/25/10              2,200,000        2,616,176
  Pioneer Natural Resources
    Co.
    9.63%, 04/01/10                 53,000           58,348
    7.50%, 04/15/12                200,000          204,200
  Popular North America, Inc.
    6.13%, 10/15/06                600,000          615,713
  PP&L Capital Funding, Inc.
    2.70%, 09/04/02++            2,000,000        2,000,864
  Premium Asset Trust 2000-10
    2.23%, 08/27/02 144A++       3,000,000        3,008,103
  Puerto Quetzal Power LLC
    6.47%, 06/15/12              4,347,808        4,591,619
  Pulte Homes, Inc.
    7.88%, 08/01/11                167,000          176,166

                                   PAR           VALUE
                               -----------   --------------
  PVNGS II Funding
    Corporation, Inc.
    8.00%, 12/30/15            $ 1,800,000   $    1,883,070
  Qwest Capital Funding, Inc.
    7.00%, 08/03/09              1,150,000          644,000
    7.25%, 02/15/11              1,060,000          598,900
    7.63%, 08/03/21                100,000           52,000
    7.75%, 02/15/31                100,000           52,500
  Qwest Corporation
    8.88%, 03/15/12 144A@        1,800,000        1,611,000
    6.88%, 09/15/33                250,000          176,250
  Raytheon Co.
    8.30%, 03/01/10              1,700,000        1,940,402
  Reed Elsevier Capital, Inc.
    6.13%, 08/01/06                205,000          214,251
  Reliant Energy Resources
    Corporation
    6.38%, 11/01/02++            2,000,000        1,998,544
  Ryland Group, Inc.
    9.75%, 09/01/10                226,000          245,775
  Sara Lee Corporation
    6.25%, 09/15/11              1,680,000        1,742,227
  SCANA Corporation
    2.63%, 07/16/02++            3,000,000        3,000,398
  Schlumberger Technology
    Corporation
    6.50%, 04/15/12 144A           200,000          210,088
  Schuler Homes, Inc.
    9.38%, 07/15/09                238,000          243,950
  Service Corporation
    International/Service
    Corporation U.S
    6.30%, 03/15/03++              500,000          497,500
  Simon Property Group LP
    7.38%, 01/20/06 144A           600,000          639,129
  Six Flags, Inc.
    0.00%, 04/01/08 STEP           303,000          296,940
    9.50%, 02/01/09                 77,000           78,925
  Sonat, Inc.
    7.63%, 07/15/11                460,000          453,516
  Southern Natural Gas Co.
    8.00%, 03/01/32                250,000          247,440
  SPARC International Paper,
    Inc.
    5.09%, 06/20/04              1,875,000        1,875,000
  Sprint Capital Corporation
    6.00%, 01/15/07                410,000          319,741
    6.13%, 11/15/08                510,000          390,749
    7.63%, 01/30/11                800,000          637,433
    8.38%, 03/15/12                500,000          414,867
    6.90%, 05/01/19                280,000          187,359
    6.88%, 11/15/28                790,000          495,588
    8.75%, 03/15/32 144A           300,000          226,097
  System Energy Rescouces,
    Inc.
    7.43%, 01/15/11              1,297,341        1,333,777

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                   PAR           VALUE
                               -----------   --------------
  Systems 2001 Asset Trust
    LLC
    6.66%, 09/15/13 144A       $ 1,268,952   $    1,348,150
  Target Corporation
    5.88%, 03/01/12                940,000          952,369
  TCI Communications
    Financing III
    9.65%, 03/31/27              6,000,000        6,003,149
  TCI Communications, Inc.
    6.38%, 05/01/03              1,610,000        1,644,563
  TeleCorp PCS, Inc.
    10.63%, 07/15/10                38,000           35,720
  Tenet Healthcare
    Corporation
    6.50%, 06/01/12                700,000          717,149
  Tennessee Gas Pipeline Co.
    8.38%, 06/15/32                270,000          280,001
  Tennessee Valley Authority
    6.75%, 11/01/25              1,920,000        2,034,382
    7.13%, 05/01/30              3,360,000        3,740,338
  Terex Corporation
    8.88%, 04/01/08                316,000          322,320
    10.38%, 04/01/11               220,000          237,600
  Time Warner Entertainment
    Co. LP
    7.25%, 09/01/08              1,050,000        1,056,098
  Time Warner, Inc.
    9.13%, 01/15/13                200,000          221,752
  Tosco Corporation
    8.25%, 05/15/03                100,000          104,442
  Transocean, Inc.
    6.63%, 04/15/11                700,000          721,981
  Triton PCS, Inc.
    8.75%, 11/15/11                500,000          310,000
  TRW, Inc.
    7.63%, 03/15/06                815,000          876,534
  TXU Corporation
    6.50%, 08/16/02++            1,600,000        1,606,358
    6.38%, 06/15/06                235,000          241,951
  Tyson Foods, Inc.
    7.25%, 10/01/06 144A            50,000           52,835
    8.25%, 10/01/11 144A           720,000          795,649
  Unilever Capital
    Corporation
    7.13%, 11/01/10                990,000        1,093,099
  Union Pacific Corporation
    6.65%, 01/15/11                260,000          273,319
    6.63%, 02/01/29                200,000          194,489
  United Air Lines, Inc.
    9.21%, 01/21/17                700,000          567,189
    9.56%, 10/19/18                300,000          237,978
  Ventas Realty LP/Ventas
    Capital Corporation
    8.75%, 05/01/09 144A            50,000           50,750
    9.00%, 05/01/12 144A            20,000           20,600

                                   PAR           VALUE
                               -----------   --------------
  Verizon Global Funding
    Corporation
    5.75%, 04/01/03 CONV 144A  $ 1,860,000   $    1,886,039
    0.00%, 05/15/04 CONV           800,000          435,000
    4.25%, 09/15/05 CONV         2,000,000        2,035,100
    7.25%, 12/01/10              1,000,000        1,011,491
  Verizon Wireless Capital
    LLC
    5.38%, 12/15/06 144A           550,000          513,717
  Vintage Petroleum, Inc.
    9.00%, 12/15/05                250,000          248,750
    8.25%, 05/01/12 144A           250,000          246,875
  Wal-Mart Stores, Inc.
    7.55%, 02/15/30              1,200,000        1,383,690
  Washington Mutual, Inc.
    8.25%, 04/01/10              1,500,000        1,709,604
  Waste Management, Inc.
    7.13%, 10/01/07                500,000          521,451
  Wells Fargo Bank NA
    6.45%, 02/01/11              2,160,000        2,261,298
  Weyerhaeuser Co.
    6.13%, 03/15/07 144A           150,000          154,532
    6.75%, 03/15/12 144A         1,140,000        1,182,586
    7.38%, 03/15/32 144A         1,240,000        1,262,411
  Williams Cos., Inc.
    2.75%, 07/31/02 144A         1,300,000        1,274,390
    7.50%, 01/15/31                770,000          554,258
    7.75%, 06/15/31                200,000          146,928
    8.75%, 03/15/32 144A@        1,730,000        1,412,423
  Wisconsin Energy
    Corporation
    5.88%, 04/01/06                910,000          949,291
  WorldCom Group
    7.50%, 05/15/11                700,000          108,500
  WorldCom, Inc.-WorldCom
    Group
    8.25%, 05/15/31                800,000          124,000
  XTO Energy, Inc.
    7.50%, 04/15/12                 83,000           85,075
                                             --------------
TOTAL CORPORATE BONDS
  (Cost $232,102,626)                           227,479,068
                                             --------------
FOREIGN BONDS -- 12.2%
ARGENTINA -- 0.1%
  Republic of Argentina
    0.00%, 10/15/02                320,000          318,496
    0.00%, 10/15/04              1,080,000          426,600
                                             --------------
                                                    745,096
                                             --------------
AUSTRALIA -- 0.0%
  Cortecs International, Ltd.
    7.02%, 07/31/02 144++          300,000          298,008
                                             --------------
BAHAMAS -- 0.0%
  Teekay Shipping Corporation
    8.88%, 07/15/11                313,000          327,085
                                             --------------

                       See Notes to Financial Statements.

                                   PAR           VALUE
                               -----------   --------------
BERMUDA -- 0.5%
  Tyco International Group SA
    2.37%, 07/30/03++          $   110,000   $       89,133
    6.38%, 06/15/05              1,330,000        1,090,573
    5.80%, 08/01/06                800,000          632,120
    6.13%, 11/01/08                 90,000           69,341
    6.75%, 02/15/11              1,000,000          777,980
    6.38%, 10/15/11              1,520,000        1,165,825
    6.88%, 01/15/29                100,000           71,161
                                             --------------
                                                  3,896,133
                                             --------------
BRAZIL -- 0.8%
  Federal Republic of Brazil
    8.00%, 10/15/02                997,442          633,376
    3.06%, 04/15/09++            1,600,000        1,280,000
    3.13%, 04/15/09++              255,294          165,941
    14.50%, 10/15/09               600,000          450,000
    12.00%, 04/15/10               520,000          343,200
    3.13%, 04/15/12++              570,000          308,513
    3.25%, 04/15/12++              450,000          243,563
    8.00%, 04/15/14              3,835,842        2,435,760
    11.00%, 08/17/40             1,205,000          677,813
                                             --------------
                                                  6,538,166
                                             --------------
BULGARIA -- 0.3%
  Republic of Bulgaria
    2.81%, 07/28/11++            1,244,600        1,101,471
    2.81%, 07/28/12++            1,160,000        1,017,900
    8.25%, 01/15/15 144A           350,000          348,250
                                             --------------
                                                  2,467,621
                                             --------------
CANADA -- 0.6%
  Alliance Atlantis
    Communications, Inc.
    13.00%, 12/15/09                74,000           81,770
  Biovail Corporation
    7.88%, 04/01/10                110,000          106,700
  Burlington Resources
    Finance Co.
    7.40%, 12/01/31 144A           100,000          104,885
  General Motors Nova Scotia
    Finance Co.
    6.85%, 10/15/08              1,670,000        1,735,856
  Hydro Quebec
    6.30%, 05/11/11                860,000          913,531
  Province of Quebec
    7.13%, 02/09/24                830,000          903,941
    7.50%, 09/15/29                702,000          806,825
  Rogers Wireless
    Communications, Inc.
    9.63%, 05/01/11                171,000          117,135
  Tembec Industries, Inc.
    8.50%, 02/01/11                124,000          128,340
  Western Oil Sands, Inc.
    8.38%, 05/01/12 144A           154,000          155,155
                                             --------------
                                                  5,054,138
                                             --------------

                                   PAR           VALUE
                               -----------   --------------
CAYMAN ISLANDS -- 1.1%
  Alpine Partners LP
    2.46%, 07/08/02 144A++     $ 4,319,055   $    4,315,112
  G-Wing, Ltd.
    4.53%, 11/06/11 144A@++      3,000,000        3,000,000
  PDVSA Finance, Ltd.
    8.50%, 11/16/12                730,000          640,575
    7.50%, 11/15/28                290,000          202,275
  PRIME Capital Hurricane,
    Ltd.
    8.80%, 01/07/04 144A++         290,000          287,519
  Triton Energy, Ltd.
    9.25%, 04/15/05                 68,000           74,375
    8.88%, 10/01/07                 66,000           72,930
                                             --------------
                                                  8,592,786
                                             --------------
COLOMBIA -- 0.2%
  Republic of Colombia
    11.75%, 02/25/20             1,355,000        1,329,255
                                             --------------
FRANCE -- 0.8%
  Compagnie Generale de
    Geophysique SA
    10.63%, 11/15/07               148,000          152,440
  France Telecom
    7.75%, 03/01/11 STEP           390,000          356,718
    8.25%, 03/01/11 STEP           750,000          685,997
    8.50%, 03/01/31 STEP         6,000,000        5,321,075
                                             --------------
                                                  6,516,230
                                             --------------
GERMANY -- 2.2%
  Bundesschatzanweisungen
    4.75%, 12/13/02(E)           6,528,000        6,481,966
  Deutsche Bundesrepublik
    5.38%, 01/04/10(E)           3,800,000        3,875,284
    6.25%, 01/04/30(E)           6,400,000        7,178,849
                                             --------------
                                                 17,536,099
                                             --------------
MALAYSIA -- 0.1%
  Petroliam Nasional BHD
    7.63%, 10/15/26 144A++          90,000           85,802
  Petronas Capital, Ltd.
    7.88%, 05/22/22 144A           430,000          428,446
                                             --------------
                                                    514,248
                                             --------------
MEXICO -- 1.2%
  United Mexican States
    11.38%, 09/15/16             1,760,000        2,173,600
    6.25%, 12/31/19              1,100,000        1,041,563
    11.50%, 05/15/26             4,985,000        6,335,935
                                             --------------
                                                  9,551,098
                                             --------------

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                   PAR           VALUE
                               -----------   --------------
NETHERLANDS -- 0.3%
  Deutsche Telekom
    International Finance BV
    8.25%, 06/15/30 STEP       $ 1,075,000   $    1,002,293
  Royal KPN NV
    8.00%, 10/01/10                700,000          704,257
    8.38%, 10/01/30                500,000          483,405
                                             --------------
                                                  2,189,955
                                             --------------
NORWAY -- 0.1%
  Petroleum Geo-Services ASA
    7.13%, 03/30/28                905,000          608,001
                                             --------------
PANAMA -- 0.7%
  Republic of Panama
    2.63%, 07/17/02++            1,070,977          797,878
    8.25%, 04/22/08              2,800,000        2,684,501
    9.63%, 08/08/11                623,000          605,868
    10.75%, 05/15/20               687,000          688,718
  Republic of Panama Brady
    Debenture
    4.75%, 07/17/02++              462,960          399,882
    4.75%, 07/17/14++               83,334           71,979
                                             --------------
                                                  5,248,826
                                             --------------
PERU -- 0.3%
  Republic of Peru
    4.50%, 09/07/02 144A++         653,400          472,082
    4.00%, 09/09/02++            1,310,000          875,244
    4.50%, 03/07/17++              970,200          702,182
                                             --------------
                                                  2,049,508
                                             --------------
PHILIPPINES -- 0.3%
  Republic of Philippines
    9.88%, 01/15/19                945,000          941,220
    10.63%, 03/16/25             1,030,000        1,067,079
                                             --------------
                                                  2,008,299
                                             --------------
POLAND -- 0.2%
  Republic of Poland
    6.25%, 07/03/12 STEP           130,000          128,972
    6.00%, 10/27/14              1,470,000        1,477,350
                                             --------------
                                                  1,606,322
                                             --------------
RUSSIA -- 0.6%
  Ministry Finance of Russia
    3.00%, 05/14/03              2,040,000        1,977,525
  Russian Federation
    12.75%, 06/24/08               790,000          950,963
    8.25%, 03/31/10                610,000          605,806
    5.00%, 03/31/30 STEP         1,470,000        1,022,569
                                             --------------
                                                  4,556,863
                                             --------------
SINGAPORE -- 0.0%
  Flextronics International,
    Ltd.
    9.88%, 07/01/10                180,000          189,000
                                             --------------
SOUTH AFRICA -- 0.2%
  Republic of South Africa
    9.13%, 05/19/09              1,500,000        1,683,750
                                             --------------

                                   PAR           VALUE
                               -----------   --------------
SOUTH KOREA -- 0.1%
  Korea Asset Funding, Ltd.
    5.66%, 08/12/02 144A++     $   435,138   $      436,295
                                             --------------
UKRAINE -- 0.0%
  Ukraine Government
    11.00%, 03/15/07               222,500          227,239
                                             --------------
UNITED KINGDOM -- 1.4%
  Avecia Group PLC
    11.00%, 07/01/09               250,000          250,000
  BP Capital Markets PLC
    4.63%, 05/27/05              1,670,000        1,716,608
  British Sky Broadcasting
    Group PLC
    7.30%, 10/15/06                270,000          262,926
    6.88%, 02/23/09                124,000          114,241
  British Telecommunications
    PLC
    3.17%, 12/15/03++            4,500,000        4,510,426
    8.38%, 12/15/10 STEP         2,020,000        2,202,195
    8.88%, 12/15/30 STEP           870,000          950,693
  HSBC Holdings PLC
    7.50%, 07/15/09                325,000          362,880
  Telewest Communications PLC
    9.88%, 02/01/10                145,000           57,275
  XL Capital Europe PLC
    6.50%, 01/15/12                400,000          414,789
                                             --------------
                                                 10,842,033
                                             --------------
VENEZUELA -- 0.1%
  Petrozuata Finance, Inc.
    8.22%, 04/01/17 144A           140,000           93,800
  Republic of Venezuela
    9.25%, 09/15/27              1,260,000          809,550
                                             --------------
                                                    903,350
                                             --------------
TOTAL FOREIGN BONDS
  (Cost $98,906,320)                             95,915,404
                                             --------------

MUNICIPAL BONDS -- 1.3%
  Massachusetts State
    Special Obligation,
    Series A Revenue Bond
    (FGIC Insured)
    (Callable 06/01/12 @
    $100)
    5.00%, 06/01/21            2,945,000         2,944,853
  Massachusetts State
    Turnpike Authority,
    Metropolitan Highway
    System, Series 489
    Revenue Bond (MBIA
    Insured) (Callable
    01/01/07 @ $102)
    8.34%, 07/01/02++          1,872,500         1,667,124

                       See Notes to Financial Statements.

                                 PAR            VALUE
                             -----------    --------------
  Minnesota State, General
    Obligation Bond
    (Callable 10/01/11 @
    $100)
    5.00%, 10/01/20          $   200,000    $      202,050
  New York State Dormitory
    Authority, Series 493
    Revenue Bond (MBIA
    Insured) (Callable
    01/15/09 @ $101)
    7.97%, 07/15/02++            550,000           467,258
  New York State, Urban
    Development
    Corporation, Series A
    Revenue Bond (Callable
    03/15/12 @ $100)
    5.13%, 03/15/22            1,500,000         1,502,730
  South Carolina,
    Transportation
    Infrastructure Bank,
    Series A Revenue Bond
    (AMBAC Insured)
    (Callable 10/01/11 @
    $100)
    5.00%, 10/01/23            2,700,000         2,682,315
  Virginia State Housing
    Development Authority,
    Commonwealth Mortgage,
    Series H Revenue Bond
    (MBIA Insured)
    (Callable 07/01/11 @
    $100)
    5.38%, 07/01/36            1,000,000         1,008,150
                                            --------------
TOTAL MUNICIPAL BONDS
  (Cost $10,208,450)                            10,474,480
                                            --------------

                              NUMBER OF
                              CONTRACTS
                             -----------
OPTIONS -- 0.0%
CALL OPTIONS -- 0.0%
  6-Month LIBOR, Strike
    Price 5.30,
    Expires 12/11/02                 650            73,600
                                            --------------
PUT OPTIONS -- 0.0%
  90-Day Eurodollar
    Futures, Strike Price
    91.50,
    Expires 08/23/02                 252             2,520
  Federal National Mortgage
    Association TBA
    Eurodollar, Strike
    Price 85.535, Expires
    10/11/02                       3,900               897

                              NUMBER OF
                              CONTRACTS         VALUE
                             -----------    --------------
  Federal National Mortgage
    Association TBA
    Eurodollar, Strike
    Price 91.886, Expires
    09/16/02                       2,400    $       10,224
                                            --------------
                                                    13,641
                                            --------------
TOTAL OPTIONS
  (Cost $75,283)                                    87,241
                                            --------------

                               SHARES
                             -----------
SHORT-TERM INVESTMENTS -- 3.3%
  AB Funds Trust -- Money
    Market Fund
    (Cost $26,229,261)        26,229,261        26,229,261
                                            --------------

                                 PAR
                             -----------
U.S. TREASURY OBLIGATIONS -- 9.5%
  U.S. Treasury Bills
    1.63%, 08/15/02++++      $    80,000            79,839
    1.64%, 08/15/02              500,000           498,933
    1.68%, 08/15/02++++           40,000            39,919
    1.69%, 08/15/02              500,000           498,990
    1.73%, 08/15/02++++           90,000            89,818
    1.75%, 08/15/02++++        1,895,000         1,891,172
                                            --------------
                                                 3,098,671
                                            --------------
  U.S. Treasury Bonds
    6.75%, 05/15/05            8,000,000         8,733,752
    6.00%, 08/15/09            4,000,000         4,346,408
    7.50%, 11/15/16           10,000,000        12,037,570
    8.75%, 05/15/17            2,500,000         3,336,448
    8.13%, 08/15/19           14,820,000        18,987,516
    7.25%, 08/15/22              700,000           834,033
    6.25%, 08/15/23            1,750,000         1,875,545
    5.38%, 02/15/31              750,000           734,649
                                            --------------
                                                50,885,921
                                            --------------
  U.S. Treasury
    Inflationary Index
    Bonds
    3.38%, 01/15/07++++          850,000         1,003,103
    3.63%, 01/15/08            1,800,000         2,096,655
    4.25%, 01/15/10            1,650,000         1,912,957
    3.63%, 04/15/28            1,800,000         2,160,488
    3.88%, 04/15/29               78,000            96,120
                                            --------------
                                                 7,269,323
                                            --------------

                       See Notes to Financial Statements.

MEDIUM-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                 PAR            VALUE
                             -----------    --------------
  U.S. Treasury STRIPS
    0.00%, 02/15/14          $   500,000    $      264,638
    0.00%, 05/15/16            1,000,000           456,095
    0.00%, 05/15/21           17,500,000         5,703,178
    0.00%, 11/15/24            7,700,000         2,038,290
    0.00%, 02/15/25            3,400,000           888,706
    0.00%, 11/15/27           16,320,000         3,668,703
                                            --------------
                                                13,019,610
                                            --------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $73,442,419)                            74,273,525
                                            --------------
TOTAL INVESTMENTS -- 128.8%
  (Cost $1,009,638,349)                      1,011,790,338
                                            --------------

                              NUMBER OF
                              CONTRACTS
                             -----------
WRITTEN OPTIONS -- (0.3)%
CALL OPTIONS -- (0.3)%
    3-Month LIBOR,
      Strike Price 5.30,
      Expires 12/11/02            (3,260)         (486,718)
    3-Month LIBOR,
      Strike Price 5.50,
      Expires 01/07/05              (900)         (222,966)
    3-Month LIBOR,
      Strike Price 5.97,
      Expires 10/04/04              (890)         (329,095)
    3-Month LIBOR,
      Strike Price 6.00,
      Expires 10/19/04              (520)         (206,687)
                                            --------------
                                                (1,245,466)
                                            --------------
PUT OPTIONS -- 0.0%
    3-Month LIBOR, Strike
      Price 5.97, Expires
      10/04/04                      (890)         (373,675)
    3-Month LIBOR, Strike
      Price 7.00, Expires
      01/07/05                      (900)         (224,271)
    90-Day Eurodollar
      Futures, Strike Price
      96.50, Expires
      09/16/02                       (26)             (163)
    U.S. Treasury Bond
      Futures, Strike Price
      101.00, Expires
      08/24/02                       (43)          (43,000)
    U.S. Treasury Note
      Futures, Strike Price
      104.00, Expires
      08/24/02                       (42)          (12,469)

                              NUMBER OF
                              CONTRACTS         VALUE
                             -----------    --------------
    U.S. Treasury Note
      Futures, Strike Price
      107.00, Expires
      08/24/02                       (42)   $      (49,219)
                                            --------------
                                                  (702,797)
                                            --------------
TOTAL WRITTEN OPTIONS
  (Cost $(1,937,434))                           (1,948,263)
                                            --------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (28.5%)                     (224,171,764)
                                            --------------
NET ASSETS -- 100.0%                        $  785,670,311
                                            ==============

Interest rate swap agreements outstanding at June 30, 2002:

                                                         UNREALIZED
                       EXPIRATION                      APPRECIATION/
     DESCRIPTION          DATE       NOTIONAL VALUE    (DEPRECIATION)
     -----------       ----------    --------------    --------------
BRITISH POUNDS
  Receive fixed rate
    payments of 5.25%
    and pay variable
    rate payments on
    the six month
    LIBOR floating
    rate(a)             03/15/04          6,700,000    $       42,721
  Receive fixed rate
    payments of 5.25%
    and pay variable
    rate payments on
    the six month
    LIBOR floating
    rate(b)             03/15/04         15,000,000            94,477
  Receive variable
    rate payments on
    the six month
    LIBOR floating
    rate and pay
    fixed rate
    payments of
    5.25%(a)            09/19/02          9,100,000           (26,800)
  Receive variable
    rate payments on
    the six month
    LIBOR floating
    rate and pay
    fixed rate
    payments of
    5.25%(c)            09/19/02         17,100,000           (50,359)
                                                       --------------
                                                               60,039
                                                       --------------
EURODOLLARS
  Receive variable
    rate payments on
    the six month
    LIBOR floating
    rate and pay
    fixed rate
    payments of
    5.00%(g)            06/17/12         10,900,000           166,149
  Receive variable
    rate payments on
    the six month
    LIBOR floating
    rate and pay
    fixed rate
    payments of
    5.00%(h)            06/17/12         22,200,000           338,386

                       See Notes to Financial Statements.

                                                         UNREALIZED
                       EXPIRATION                      APPRECIATION/
     DESCRIPTION          DATE       NOTIONAL VALUE    (DEPRECIATION)
     -----------       ----------    --------------    --------------
  Receive variable
    rate payments on
    the six month
    LIBOR floating
    rate and pay
    fixed rate
    payments of
    5.50%(e)            12/15/31          7,000,000    $     (116,290)
                                                       --------------
                                                              388,245
                                                       --------------
JAPANESE YEN
  Receive variable
    rate payments on
    the six month
    LIBOR floating
    rate and pay
    fixed rate
    payments of
    0.20%(c)            03/17/03      3,010,000,000           (17,303)
  Receive variable
    rate payments on
    the six month
    LIBOR floating
    rate and pay
    fixed rate
    payments of
    0.2375%(d)          05/17/04      2,660,000,000           (42,944)
                                                       --------------
                                                              (60,247)
                                                       --------------
U.S. DOLLARS
  Receive fixed rate
    payments of 1.16%
    and pay variable
    rate payments on
    the six month
    LIBOR floating
    rate(c)             12/17/02          3,400,000             1,057
  Receive fixed rate
    payments of 6.00%
    and pay variable
    rate payments on
    the six month
    LIBOR floating
    rate(f)             06/17/04          8,800,000           467,579
  Receive fixed rate
    payments of 6.00%
    and pay variable
    rate payments on
    the six month
    LIBOR floating
    rate(d)             06/17/05         20,000,000         1,212,868

                                                         UNREALIZED
                       EXPIRATION                      APPRECIATION/
     DESCRIPTION          DATE       NOTIONAL VALUE    (DEPRECIATION)
     -----------       ----------    --------------    --------------
  Receive variable
    rate payments on
    the six month
    LIBOR floating
    rate and pay
    fixed rate
    payments of
    6.00%(d)            12/18/07          6,300,000    $     (283,166)
  Receive variable
    rate payments on
    the six month
    LIBOR floating
    rate and pay
    fixed rate
    payments of
    6.00%(f)            12/18/07         10,900,000          (489,922)
  Receive variable
    rate payments on
    the six month
    LIBOR floating
    rate and pay
    fixed rate
    payments of
    6.00%(a)            06/17/12          4,000,000          (201,788)
  Receive variable
    rate payments on
    the six month
    LIBOR floating
    rate and pay
    fixed rate
    payments of
    6.00%(i)            06/17/12            100,000            (5,045)
  Receive variable
    rate payments on
    the six month
    LIBOR floating
    rate and pay
    fixed rate
    payments of
    6.00%(f)            12/18/22         17,300,000           170,215
                                                       --------------
                                                              871,798
                                                       --------------
                                                       $    1,259,835
                                                       ==============

                       See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND

                          TOTAL RETURNS AS OF 6/30/02
--------------------------------------------------------------------------------

                                                      RETIREMENT CLASS    INSTITUTIONAL CLASS    RETAIL CLASS    BENCHMARK INDEX*
                                                      ----------------    -------------------    ------------    ----------------
  Since Inception (8/27/01 -- 6/30/02)                    2.90%**               2.72%**            2.36%**            3.50%

Performance is historical and is not indicative of future results

[LINE GRAPH]

                                                                      RETIREMENT CLASS                   BENCHMARK INDEX*
                                                                      ----------------                   ----------------
Aug 27 2001                                                                 10000                              10000
Sep 2001                                                                  9943.22                            9903.02
Oct 2001                                                                    10364                            10386.4
Nov 2001                                                                  10281.1                            10076.1
Dec 2001                                                                  10247.9                            9938.64
Jan 2002                                                                    10349                              10138
Feb 2002                                                                    10439                              10096
Mar 2002                                                                    10143                               9659
Apr 2002                                                                    10251                              10261
May 2002                                                                    10390                              10076
Jun 2002                                                                    10290                              10350

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the weighted composite benchmark index.

*Represents a weighted composite benchmark index consisting of the Lehman Brothers Long-Term Government Bond Index and the Lehman Brothers Long-Term Credit Bond Index.

The Lehman Brothers Long-Term Government Index is composed of all bonds covered by the Lehman Brothers Government Bond Index with maturities of 10 years or greater.

The Lehman Brothers Long-Term Credit Index is composed of a subset of the Lehman Brothers Credit Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa with at least $50 million principal outstanding and maturity greater than 10 years.

**These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2002                        PAR            VALUE
-------------                   --------------   ------------
AGENCY OBLIGATIONS -- 4.8%
  Federal Home Loan Mortgage
    Corporation
    5.25%, 01/15/06              $ 2,000,000     $  2,086,966
    4.63%, 02/15/07(E)             2,250,000        2,210,268
  Federal National Mortgage
    Association
    0.00%, 10/29/07(N)             4,815,000        1,646,714
    5.50%, 03/15/11                7,500,000        7,621,350
    6.25%, 05/15/29                2,500,000        2,505,410
    6.63%, 11/15/30                3,250,000        3,442,618
                                                 ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $19,204,761)                               19,513,326
                                                 ------------
ASSET-BACKED SECURITIES -- 6.9%
  California Infrastructure
    PG&E-1
    6.48%, 12/26/09                4,405,000        4,718,869
  Community Program Loan Trust
    4.50%, 04/01/29                1,000,000          840,000
  Consumer Funding LLC
    5.43%, 04/20/15                2,550,000        2,526,874
  PP&L Transition Bond Co. LLC
    7.15%, 06/25/09               10,000,000       11,088,085
  PSE&G Transition Funding LLC
    6.45%, 03/15/13                8,325,000        8,924,653
                                                 ------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $26,843,663)                               28,098,481
                                                 ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.6%
  Federal Home Loan Mortgage
    Corporation
    5.00%, 12/01/31                  494,365          465,167
  Federal National Mortgage
    Association
    5.00%, 07/25/23                2,000,000        1,990,736
                                                 ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $2,200,787)                                 2,455,903
                                                 ------------
CORPORATE BONDS -- 57.6%
  AIG SunAmerica Global
    Finance IX
    6.90%, 03/15/32 144A          12,000,000       12,497,963
  American Airlines, Inc.
    8.61%, 10/01/11 144A           1,000,000        1,074,367
  Analog Devices, Inc.
    4.75%, 10/01/05 CONV           3,300,000        3,172,125
    4.75%, 10/01/05 CONV 144A        250,000          240,313
  AT&T Corporation
    6.50%, 03/15/29                3,500,000        2,422,287
  Atlas Air, Inc.
    7.20%, 01/02/19                  484,741          457,067

                                     PAR            VALUE
                                --------------   ------------
  Bank One Corporation
    8.00%, 04/29/27              $ 9,000,000     $ 10,350,521
  Bausch & Lomb, Inc.
    7.13%, 08/01/28                1,500,000        1,239,987
  BellSouth Capital Funding
    7.88%, 02/15/30                9,000,000       10,111,671
  BellSouth Corporation
    6.88%, 10/15/31                2,250,000        2,237,042
  Borden, Inc.
    7.88%, 02/15/23                1,200,000          708,000
  Charter Communications
    Holdings LLC/Charter
    Communications Holdings
    Capital Corporation
    0.00%, 04/01/11 STEP             500,000          241,250
  Chesapeake Energy
    Corporation
    7.88%, 03/15/04                  150,000          153,000
  CIT Group, Inc.
    6.50%, 02/07/06                  600,000          582,204
    7.75%, 04/02/12                4,455,000        4,393,004
  Commonwealth Edison Co.
    4.75%, 12/01/11                  672,000          680,470
  Constellation Energy Group,
    Inc.
    7.00%, 04/01/12                  250,000          261,544
  Continental Airlines, Inc.
    6.70%, 06/15/21                  488,618          478,720
  Cox Communications, Inc.
    6.75%, 03/15/11                  250,000          223,365
  Dana Corporation
    6.50%, 03/01/09                  250,000          217,500
  Delphi Auto Systems
    Corporation
    7.13%, 05/01/29                2,500,000        2,478,975
  Delta Air Lines, Inc.
    8.30%, 12/15/29                  500,000          399,476
  Devon Energy Corporation
    4.95%, 08/15/08 CONV             963,000          960,593
  Dresdner Funding Trust I
    8.15%, 06/30/31 144A           9,250,000       10,022,208
  Edison Mission Energy
    7.73%, 06/15/09                  925,000          847,695
  El Paso CGP Co.
    6.38%, 02/01/09                  250,000          232,585
    6.95%, 06/02/28                  750,000          622,928
  El Paso Corporation
    6.75%, 05/15/09                  500,000          480,227
    7.00%, 05/15/11                  400,000          383,553
  EOP Operating LP
    7.25%, 06/15/28                  500,000          481,652
  Federal Realty Investment
    Trust
    5.25%, 10/28/03 CONV             500,000          490,000
  First Industrial LP
    7.60%, 07/15/28                1,000,000        1,037,678

                       See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                     PAR            VALUE
                                --------------   ------------
  Foot Locker, Inc.
    8.50%, 01/15/22              $ 1,000,000     $    916,380
  Ford Motor Co.
    6.63%, 02/15/28                6,600,000        5,594,985
    6.63%, 10/01/28                1,500,000        1,268,403
    6.38%, 02/01/29                1,500,000        1,225,380
    9.98%, 02/15/47                5,000,000        5,865,094
  Ford Motor Credit Co.
    5.80%, 01/12/09                  500,000          470,724
  General Electric Capital
    Corporation
    6.75%, 03/15/32               10,000,000        9,853,809
  General Motors Acceptance
    Corporation
    8.00%, 11/01/31               10,340,000       10,605,500
  Georgia-Pacific Corporation
    7.75%, 11/15/29                2,950,000        2,450,143
  HCA, Inc.
    6.95%, 05/01/12                  500,000          510,442
    7.58%, 09/15/25                1,000,000          989,980
    7.05%, 12/01/27                  500,000          460,555
  Highwoods Properties, Inc.
    7.50%, 04/15/18                1,500,000        1,408,295
  Household Finance
    Corporation
    6.75%, 05/15/11                4,000,000        3,943,364
    7.63%, 05/17/32                3,750,000        3,706,586
  HVB Funding Trust III
    9.00%, 10/22/31 144A           8,300,000        9,345,027
  Intelsat, Ltd.
    7.63%, 04/15/12 144A           2,900,000        3,019,089
  International Paper Co.
    6.88%, 11/01/23                  300,000          298,301
  John Deere Capital
    Corporation
    7.00%, 03/15/12                1,250,000        1,341,670
  Kinder Morgan, Inc.
    7.25%, 03/01/28                  500,000          492,775
  Lucent Technologies, Inc.
    6.45%, 03/15/29                  250,000          130,000
  Maxtor Corporation
    5.75%, 03/01/12 CONV             180,000          134,100
  May Department Stores
    Co. (The)
    8.75%, 05/15/29                4,750,000        5,794,173
    7.88%, 03/01/30                2,225,000        2,475,544
  Missouri Pacific Railroad
    4.25%, 01/01/05                   90,000           89,932
  Motorola, Inc.
    6.75%, 02/01/06                  250,000          242,870
    5.80%, 10/15/08                  500,000          462,602
    7.63%, 11/15/10                  500,000          470,495
    6.50%, 11/15/28                  500,000          373,884
  Murphy Oil Corporation
    7.05%, 05/01/29                3,100,000        3,108,872

                                     PAR            VALUE
                                --------------   ------------
  National Rural Utilities
    Cooperative Finance
    Corporation
    8.00%, 03/01/32              $ 9,650,000     $ 10,629,397
  Nextel Communications, Inc.
    9.38%, 11/15/09                1,000,000          510,000
  Oasis Residential, Inc.
    7.25%, 11/15/06                2,000,000        2,125,688
  Penney (JC) Co., Inc.
    7.60%, 04/01/07                  250,000          246,540
    7.95%, 04/01/17                  500,000          453,625
    7.13%, 11/15/23                  500,000          406,189
  Pennzoil-Quaker State Co.
    7.38%, 04/01/29                  450,000          485,127
  Phillips Van-Huesen
    Corporation
    7.75%, 11/15/23                  450,000          375,750
  Pioneer Natural Resources
    Co.
    7.20%, 01/15/28                2,500,000        2,243,933
  Pioneer Standard
    Electronics, Inc.
    9.50%, 08/01/06                  500,000          467,767
  Principal Life Global
    Funding I
    6.25%, 02/15/12 144A           5,000,000        5,132,914
  Prologis Trust
    7.63%, 07/01/17                1,000,000        1,029,780
  Pulte Homes, Inc.
    7.30%, 10/24/05                1,000,000        1,040,634
    7.63%, 10/15/17                2,500,000        2,511,583
  Qwest Capital Funding, Inc.
    6.88%, 07/15/28                2,000,000        1,030,000
  Raytheon Co.
    6.40%, 12/15/18                2,500,000        2,395,818
    7.20%, 08/15/27                  350,000          358,394
    7.00%, 11/01/28                  750,000          749,450
  Sears Roebuck Acceptance
    Corporation
    6.75%, 01/15/28                  500,000          470,958
    6.50%, 12/01/28                1,500,000        1,363,590
  Sears, Roebuck and Co.
    9.05%, 02/06/12                5,000,000        5,927,774
  Security Capital Group, Inc.
    7.70%, 06/15/28                1,500,000        1,649,027
  Solutia, Inc.
    7.38%, 10/15/27                  250,000          166,563
  Southern Natural Gas Co.
    7.35%, 02/15/31                1,500,000        1,376,780
  Sprint Capital Corporation
    6.88%, 11/15/28                3,450,000        2,164,275
  Susa Partnership LP
    7.50%, 12/01/27                  875,000          941,618
  Tennessee Gas Pipeline Co.
    7.00%, 10/15/28                  750,000          675,962
  Transocean, Inc.
    7.38%, 04/15/18                1,000,000        1,057,449

                       See Notes to Financial Statements.

                                     PAR            VALUE
                                --------------   ------------
  Trinet Corporate Realty
    Trust, Inc.
    7.70%, 07/15/17              $ 1,000,000     $    887,396
  TRW, Inc.
    7.13%, 06/01/09                  500,000          531,374
    6.65%, 01/15/28                2,000,000        1,840,682
    7.75%, 06/01/29                  500,000          524,168
  Union Pacific Resources
    Group
    7.15%, 05/15/28                  250,000          258,230
  UnumProvident Corporation
    6.75%, 12/15/28                1,500,000        1,372,112
  Verizon Global Funding
    Corporation
    7.75%, 12/01/30               12,000,000       11,611,931
  Wachovia Bank NA
    6.50%, 12/01/28               10,075,000        9,863,696
  Weyerhaeuser Co.
    7.13%, 07/15/23                  500,000          503,763
    7.38%, 03/15/32 144A             250,000          254,518
  Wisconsin Electric Power
    6.88%, 12/01/49                6,295,000        5,981,622
  WorldCom, Inc.-WorldCom
    Group
    8.25%, 05/15/31               12,000,000        1,860,000
  Xerox Corporation
    0.57%, 04/21/18 CONV           2,750,000        1,650,000
  XTO Energy, Inc.
    7.50%, 04/15/12                  700,000          717,500
  Yellow Corporation
    7.00%, 05/01/11 CONV             250,000          206,563
                                                 ------------
TOTAL CORPORATE BONDS
  (Cost $238,237,497)                             233,279,084
                                                 ------------
FOREIGN BONDS -- 22.5%
BRAZIL -- 0.5%
  Federal Republic of Brazil
    8.00%, 04/15/14                3,447,948        2,163,932
                                                 ------------
CANADA -- 7.5%
  British Columbia Generic
    Residual
    0.00%, 08/23/13 STRIP(C)       2,500,000          858,050
    0.00%, 06/09/14 STRIP(C)      11,500,000        3,739,094
    0.00%, 09/05/20 STRIP(C)       1,750,000          371,657
  Canada Generic Residual
    0.00%, 06/01/22 STRIP(C)      26,400,000        5,519,925
    0.00%, 06/01/25 STRIP(C)      13,650,000        2,441,202
  Canadian Government
    3.50%, 06/01/04(C)               525,000          343,363
  Hydro-Quebec
    8.50%, 12/01/29                9,923,000       12,568,214
  Macmillan Bloedel, Ltd.
    7.70%, 02/15/26                  500,000          468,593

                                     PAR            VALUE
                                --------------   ------------
  Ontario Residual
    0.00%, 07/13/22 STRIP(C)     $ 3,900,000     $    743,644
    0.00%, 03/08/29 STRIP(C)       7,000,000          887,375
  Saskatchewan Generic
    Residual
    0.00%, 04/10/14 STRIP(C)       7,500,000        2,433,608
    0.00%, 02/04/22 STRIP(C)       3,000,000          534,477
                                                 ------------
                                                   30,909,202
                                                 ------------
COLOMBIA -- 0.1%
  Transgas de Occidente SA
    9.79%, 11/01/10 144A             462,600          431,374
                                                 ------------
FRANCE -- 1.8%
  France Telecom
    8.50%, 03/01/31 STEP           8,000,000        7,094,768
                                                 ------------
GERMANY -- 1.8%
  Landesbank Rheinland-Pfalz
    Girozentrale
    6.88%, 02/23/28 STEP 144A      7,100,000        7,353,257
                                                 ------------
HONG KONG -- 1.0%
  Bangkok Bank Public Co.
    9.03%, 03/15/29 144A           4,000,000        3,851,272
                                                 ------------
MALAYSIA -- 0.9%
  Telekom Malaysia BHD
    7.88%, 08/01/25 144A             225,000          230,237
  Tenaga Nasional BHD
    7.50%, 11/01/25 144A           3,500,000        3,300,469
                                                 ------------
                                                    3,530,706
                                                 ------------
MEXICO -- 0.1%
  TFM SA de CV
    11.75%, 06/15/09 STEP            250,000          235,625
                                                 ------------
NETHERLANDS -- 1.7%
  Burns, Philp Treasury
    (Europe) BV
    5.50%, 04/30/04 CONV           1,500,000        1,455,000
  Deutsche Telekom
    International Finance BV
    8.25%, 06/15/30 STEP           2,500,000        2,330,915
  Telefonica Europe BV
    8.25%, 09/15/30                3,000,000        3,069,285
                                                 ------------
                                                    6,855,200
                                                 ------------
NORWAY -- 1.9%
  Norsk Hydro ASA
    7.15%, 11/15/25                4,000,000        4,133,660
  Statoil ASA
    6.50%, 12/01/28 144A           3,500,000        3,384,192
                                                 ------------
                                                    7,517,852
                                                 ------------
PHILIPPINES -- 0.5%
  Bangko Sentral Pilipinas
    8.60%, 06/15/27                1,000,000          817,500
  Philippine Long Distance
    Telephone Co.
    8.35%, 03/06/17                  500,000          398,152

                       See Notes to Financial Statements.

EXTENDED-DURATION BOND FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                     PAR            VALUE
                                --------------   ------------
  Quezon Power (Philippines),
    Ltd.
    8.86%, 06/15/17              $   490,000     $    387,958
  Republic of Philippines
    10.63%, 03/16/25                 250,000          259,000
                                                 ------------
                                                    1,862,610
                                                 ------------
SUPRANATIONAL -- 1.3%
  European Bank for
    Reconstruction &
    Development
    0.00%, 02/10/28(A)             5,000,000          519,951
  International Bank for
    Reconstruction &
    Development
    0.00%, 08/20/07(N)            13,625,000        4,674,813
                                                 ------------
                                                    5,194,764
                                                 ------------
UNITED KINGDOM -- 3.3%
  Abbey National PLC
    7.95%, 10/26/29                9,515,000       10,811,657
  Vodafone Group PLC
    7.88%, 02/15/30                3,000,000        3,133,578
                                                 ------------
                                                   13,945,235
                                                 ------------
VENEZUELA -- 0.1%
  Petrozuata Finance, Inc.
    8.37%, 10/01/22 144A             450,000          275,625
                                                 ------------
TOTAL FOREIGN BONDS
  (Cost $87,089,961)                               91,221,422
                                                 ------------
MUNICIPAL BONDS -- 1.8%
  Coppell, Texas Independent
    School District, General
    Obligation Bond (PSF-GTD
    Insured) (Non-Callable)
    0.00%, 08/15/18                4,165,000        1,798,196
    0.00%, 08/15/23                2,195,000          678,189
  Granbury, Texas Independent
    School District, General
    Obligation Bond (PSF-GTD
    Insured) (Non-Callable)
    0.00%, 08/01/20                1,000,000          376,310
  Mchenry & Kane Counties,
    Illinois Community
    Consolidated School
    District No. 158, General
    Obligation Bond (FGIC
    Insured)
    (Non-Callable)
    0.00%, 01/01/12                3,340,000        2,180,795

                                     PAR            VALUE
                                --------------   ------------
  Northern Illinois
    University, Auxiliary
    Facilities System, Revenue
    Bond (FGIC Insured)
    (Non-Callable)
    0.00%, 10/01/13              $ 1,225,000     $    728,165
  Union Elementary School
    District, California,
    Series A General
    Obligation Bond (FGIC
    Insured)
    (Non-Callable)
    0.00%, 09/01/19                1,750,000          710,763
  Weatherford, Texas
    Independent School
    District, General
    Obligation Bond (PSF-GTD
    Insured)
    (Non-Callable)
    0.00%, 02/15/20                2,250,000          868,073
                                                 ------------
TOTAL MUNICIPAL BONDS
  (Cost $6,450,032)                                 7,340,491
                                                 ------------
                                    SHARES
                                --------------
PREFERRED STOCKS -- 0.3%
  Weatherford International,
    Inc. CONV
    (Cost $954,185)                   22,000        1,094,500
                                                 ------------
RIGHTS -- 0.0%
MEXICO
  TFM SA de CV
  (Cost $0)                              250                0
                                                 ------------
SHORT-TERM INVESTMENTS -- 2.4%
  AB Funds Trust -- Money
    Market Fund
    (Cost $9,670,004)              9,670,004        9,670,004
                                                 ------------
                                     PAR
                                --------------
U.S. TREASURY OBLIGATIONS -- 1.8%
  U.S. Treasury Bonds
    5.25%, 11/15/28
    (Cost $7,474,759)            $ 7,750,000        7,289,084
                                                 ------------
TOTAL INVESTMENTS -- 98.7%
  (Cost $398,125,649)                             399,962,295
OTHER ASSETS LESS LIABILITIES -- 1.3%               5,091,897
                                                 ------------
NET ASSETS -- 100.0%                             $405,054,192
                                                 ============

                       See Notes to Financial Statements.

EQUITY INDEX FUND

                          TOTAL RETURNS AS OF 6/30/02
--------------------------------------------------------------------------------

                                                                                                                  S&P 500(R)
                                                     RETIREMENT CLASS    INSTITUTIONAL CLASS    RETAIL CLASS         INDEX
                                                     ----------------    -------------------    ------------      ----------
  Since Inception (8/27/01 -- 6/30/02)                  (15.78%)**           (16.31%)**          (15.89%)**        (15.44%)

Performance is historical and is not indicative of future results.

[LINE GRAPH]

                                                                      RETIREMENT CLASS                  S&P 500(R) INDEX*
                                                                      ----------------                  -----------------
Aug 27 2001                                                                 10000                              10000
Sep 2001                                                                  8817.34                            8795.52
Oct 2001                                                                  8984.52                            8963.87
Nov 2001                                                                  9665.63                            9651.76
Dec 2001                                                                  9745.36                             9736.5
Jan 2002                                                                     9589                               9854
Feb 2002                                                                     9378                               9807
Mar 2002                                                                     9726                              10377
Apr 2002                                                                     9116                               9393
May 2002                                                                     9041                               9926
Jun 2002                                                                     8422                               8456

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the S&P 500(R) Index.

*The S&P 500(R) Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of McGraw-Hill Co., Inc. The S&P 500(R) Index includes 500 of the largest stocks (in terms of market value) in the United States.

**These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2002                     SHARES         VALUE
-------------                    ---------    ------------
COMMON STOCK -- 98.2%
AUTO & TRANSPORTATION -- 2.1%
  AMR Corporation*                   6,000    $    101,160
  Burlington Northern Santa Fe
    Corporation                     14,700         441,000
  Cooper Tire & Rubber Co.           2,800          57,540
  CSX Corporation                    8,200         287,410
  Dana Corporation                   5,700         105,621
  Delphi Corporation                21,500         283,800
  Delta Air Lines, Inc.              4,700          94,000
  FedEx Corporation                 11,500         614,100
  Ford Motor Co.                    69,627       1,114,032
  General Motors Corporation        21,500       1,149,174
  Goodyear Tire & Rubber
    Co. (The)                        6,300         117,873
  Harley-Davidson, Inc.             11,600         594,732
  Navistar International
    Corporation                      2,300          73,600
  Norfolk Southern Corporation      14,900         348,362
  Paccar, Inc.                       4,450         197,536
  Ryder System, Inc.                 2,400          65,016
  Southwest Airlines Co.            29,600         478,336
  TRW, Inc.                          4,900         279,202
  Union Pacific Corporation          9,700         613,816
  Visteon Corporation                5,018          71,256
                                              ------------
                                                 7,087,566
                                              ------------
CONSUMER DISCRETIONARY -- 13.9%
  Alberto-Culver Co. Class B         2,200         105,160
  American Greetings
    Corporation Class A              2,500          41,650
  AOL Time Warner, Inc.*           170,900       2,513,939
  Apollo Group, Inc. Class A*        6,600         260,172
  Autozone, Inc.*                    4,000         309,200
  Avon Products, Inc.                9,100         475,384
  Bed Bath & Beyond, Inc.*          11,200         422,688
  Best Buy Co., Inc.*               12,350         448,305
  Big Lots, Inc.                     4,500          88,560
  Brunswick Corporation              3,500          98,000
  Carnival Corporation              22,500         623,025
  Cendant Corporation*              40,000         635,200
  Circuit City Stores, Inc. --
    Circuit City Group               8,100         151,875
  Clear Channel Communications,
    Inc.*                           23,500         752,470
  Clorox Co.                         8,800         363,880
  Colgate-Palmolive Co.             21,000       1,051,050
  Convergys Corporation*             6,600         128,568
  Costco Wholesale Corporation*     17,400         671,988
  Darden Restaurants, Inc.           6,650         164,255
  Dillard's, Inc. Class A            3,200          84,128
  Dollar General Corporation        12,800         243,584
  Donnelley (R.R.) & Sons Co.        4,300         118,465
  Dow Jones & Co., Inc.              3,254         157,656
  Eastman Kodak Co.                 11,200         326,704
  Family Dollar Stores, Inc.         6,600         232,650

                                  SHARES         VALUE
                                 ---------    ------------
  Federated Department Stores,
    Inc.*                            7,700    $    305,690
  Gannett Co., Inc.                 10,200         774,180
  Gap, Inc. (The)                   33,300         472,860
  Genuine Parts Co.                  6,700         233,629
  Gillette Co. (The)                40,600       1,375,122
  Grainger (W.W.), Inc.              3,600         180,360
  Hasbro, Inc.                       6,600          89,496
  Hilton Hotels Corporation         14,200         197,380
  Home Depot, Inc. (The)            90,450       3,322,229
  Interpublic Group Cos., Inc.      14,700         363,972
  Jones Apparel Group, Inc.*         4,900         183,750
  Kimberly-Clark Corporation        19,900       1,233,800
  Knight-Ridder, Inc.                3,200         201,440
  Kohl's Corporation*               12,900         904,032
  Leggett & Platt, Inc.              7,500         175,500
  Limited Brands                    19,900         423,870
  Liz Claiborne, Inc.                4,108         130,634
  Lowe's Cos., Inc.                 29,800       1,352,920
  Marriott International, Inc.
    Class A                          9,300         353,865
  Mattel, Inc.                      16,700         352,036
  May Department Stores
    Co. (The)                       11,000         362,230
  Maytag Corporation                 3,000         127,950
  McDonald's Corporation            48,800       1,388,360
  McGraw Hill Co., Inc. (The)        7,400         441,780
  Meredith Corporation               1,900          72,865
  New York Times Co. Class A         5,800         298,700
  Newell Rubbermaid, Inc.           10,200         357,612
  Nike, Inc. Class B                10,300         552,595
  Nordstrom, Inc.                    5,200         117,780
  Office Depot, Inc.*               11,800         198,240
  Omnicom Group, Inc.                7,200         329,760
  Penney (JC) Co., Inc.             10,300         226,806
  Procter & Gamble Co.              49,900       4,456,070
  Quintiles Transnational
    Corporation*                     4,600          57,454
  RadioShack Corporation             6,700         201,402
  Reebok International, Ltd.         2,300          67,850
  Robert Half International,
    Inc.*                            6,800         158,440
  Sabre Holdings Corporation*        5,500         196,900
  Sears, Roebuck & Co.              12,100         657,030
  Staples, Inc.*                    17,900         352,630
  Starbucks Corporation*            14,800         367,780
  Starwood Hotels & Resorts
    Worldwide, Inc.                  7,700         253,253
  Target Corporation                34,800       1,325,880
  Tiffany & Co.                      5,600         197,120
  TJX Cos., Inc.                    20,700         405,927
  TMP Worldwide, Inc.*               4,300          92,450
  Toys "R" Us, Inc.*                 8,100         141,507
  Tribune Co.                       11,600         504,600
  Tupperware Corporation             2,200          45,738
  Univision Communications,
    Inc. Class A*                    8,800         276,320

                       See Notes to Financial Statements.

                                  SHARES         VALUE
                                 ---------    ------------
  VF Corporation                     4,200    $    164,682
  Wal-Mart Stores, Inc.            170,800       9,395,708
  Wendy's International, Inc.        4,400         175,252
  Whirlpool Corporation              2,600         169,936
  Yahoo!, Inc.*                     23,000         339,480
  Yum! Brands, Inc.*                11,400         333,450
                                              ------------
                                                47,906,858
                                              ------------
CONSUMER STAPLES -- 5.7%
  Albertson's, Inc.                 15,600         475,176
  Archer-Daniels-Midland Co.        25,027         320,095
  Campbell Soup Co.                 15,700         434,262
  Coca-Cola Co. (The)               95,400       5,342,400
  Coca-Cola Enterprises, Inc.       17,100         377,568
  Conagra Foods, Inc.               20,600         569,590
  CVS Corporation                   15,000         459,000
  General Mills, Inc.               14,100         621,528
  Heinz (H.J.) Co.                  13,500         554,850
  Hershey Foods Corporation          5,200         325,000
  Kellogg Co.                       15,700         563,002
  Kroger Co.*                       30,500         606,950
  Pepsi Bottling Group, Inc.        10,800         332,640
  PepsiCo, Inc.                     67,840       3,269,888
  Safeway, Inc.*                    18,600         542,934
  Sara Lee Corporation              30,100         621,264
  Supervalu, Inc.                    5,100         125,103
  Sysco Corporation                 25,500         694,110
  Unilever NV                       21,900       1,419,120
  Walgreen Co.                      39,300       1,518,159
  Winn-Dixie Stores, Inc.            5,400          84,186
  Wrigley (W.M.), Jr. Co.            8,700         481,545
                                              ------------
                                                19,738,370
                                              ------------
ENERGY -- 1.7%
  Anadarko Petroleum
    Corporation                      9,500         468,350
  Apache Corporation                 5,480         314,990
  Baker Hughes, Inc.                13,000         432,770
  BJ Services Co.*                   6,000         203,280
  Burlington Resources, Inc.         7,700         292,600
  Devon Energy Corporation           6,000         295,680
  Dynegy, Inc. Class A              13,900         100,080
  El Paso Corporation               22,200         457,542
  EOG Resources, Inc.                4,500         178,650
  Halliburton Co.                   16,700         266,198
  Kerr-McGee Corporation             3,830         205,097
  Kinder Morgan, Inc.                4,700         178,694
  Nabors Industries, Ltd.*           5,500         194,150
  Noble Corporation*                 5,200         200,720
  Rowan Cos., Inc.                   3,600          77,220
  Schlumberger, Ltd.                22,200       1,032,300
  Sunoco, Inc.                       2,900         103,327
  Transocean, Inc.                  12,300         383,145
  Unocal Corporation                 9,400         347,236
  Williams Cos., Inc.               19,800         118,602
                                              ------------
                                                 5,850,631
                                              ------------

                                  SHARES         VALUE
                                 ---------    ------------
FINANCIAL SERVICES -- 20.6%
  ACE, Ltd.                         10,100    $    319,160
  AFLAC, Inc.                       19,900         636,800
  Allstate Corporation (The)        27,252       1,007,779
  AMBAC Financial Group, Inc.        4,100         275,520
  American Express Co.              51,100       1,855,952
  American International Group,
    Inc.                           100,292       6,842,923
  AmSouth Bancorporation            13,900         311,082
  AON Corporation                   10,400         306,592
  Bank of America Corporation       59,143       4,161,301
  Bank of New York Co., Inc.
    (The)                           27,900         941,625
  Bank One Corporation              45,100       1,735,448
  BB&T Corporation                  18,400         710,240
  Bear Stearns Cos., Inc. (The)      3,800         232,560
  Block (H&R), Inc.                  7,000         323,050
  Capital One Financial
    Corporation                      8,400         512,820
  Charter One Financial, Inc.        8,630         296,699
  Chubb Corporation                  6,600         467,280
  Cigna Corporation                  5,400         526,068
  Cincinnati Financial
    Corporation                      6,200         288,486
  Citigroup, Inc.                  197,630       7,658,163
  Comerica, Inc.                     6,800         417,520
  Concord EFS, Inc.*                19,600         590,744
  Conseco, Inc.*                    13,300          26,600
  Countrywide Credit
    Industries, Inc.                 4,727         228,078
  Deluxe Corporation                 2,400          93,336
  Equifax, Inc.                      5,600         151,200
  Equity Office Properties
    Trust REIT                      16,000         481,600
  Equity Residential REIT           10,500         301,875
  Fannie Mae                        38,300       2,824,625
  Fifth Third Bancorp               22,594       1,505,890
  First Tennessee National
    Corporation                      4,900         187,670
  FleetBoston Financial
    Corporation                     40,200       1,300,470
  Franklin Resources, Inc.          10,100         430,664
  Freddie Mac                       26,700       1,634,040
  Golden West Financial
    Corporation                      5,900         405,802
  Hartford Financial Services
    Group, Inc.                      9,500         564,965
  Household International, Inc.     17,500         869,750
  Huntington Bancshares, Inc.        9,500         184,490
  Jefferson-Pilot Corporation        5,800         272,600
  John Hancock Financial
    Services, Inc.                  11,300         397,760
  JP Morgan Chase & Co.             76,390       2,591,149
  KeyCorp                           16,400         447,720
  Lehman Brothers Holdings,
    Inc.                             9,400         587,688
  Lincoln National Corporation       7,200         302,400
  Marsh & McLennan Cos., Inc.       10,500       1,014,300

                       See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                  SHARES         VALUE
                                 ---------    ------------
  Marshall & Ilsley Corporation      8,100    $    250,533
  MBIA, Inc.                         5,700         322,221
  MBNA Corporation                  32,700       1,081,389
  Mellon Financial Corporation      16,900         531,167
  Merrill Lynch & Co., Inc.         33,100       1,340,550
  Metlife, Inc.                     27,100         780,480
  MGIC Investment Corporation        4,100         277,980
  Moody's Corporation                5,900         293,525
  Morgan Stanley                    42,300       1,822,284
  National City Corporation         23,400         778,050
  Northern Trust Corporation         8,500         374,510
  Paychex, Inc.                     14,400         450,576
  PNC Financial Services Group,
    Inc.                            10,900         569,852
  Progressive Corporation (The)      8,400         485,940
  Providian Financial
    Corporation                     11,100          65,268
  Regions Financial Corporation      8,800         309,320
  Safeco Corporation                 4,900         151,361
  Schwab (Charles)
    Corporation (The)               52,650         589,680
  Simon Property Group, Inc.
    REIT                             6,800         250,512
  SLM Corporation                    6,000         581,400
  SouthTrust Corporation            13,300         347,396
  St. Paul Cos., Inc.                8,000         311,360
  State Street Corporation          12,500         558,750
  Stilwell Financial, Inc.           8,500         154,700
  SunTrust Banks, Inc.              11,000         744,920
  Synovus Financial Corporation     11,300         310,976
  T Rowe Price Group, Inc.           4,700         154,536
  Torchmark Corporation              4,700         179,540
  Union Planters Corporation         7,750         250,868
  UnumProvident Corporation          9,300         236,685
  US Bancorp                        73,400       1,713,890
  Wachovia Corporation              52,500       2,004,450
  Washington Mutual, Inc.           37,400       1,387,914
  Wells Fargo & Co.                 65,630       3,285,438
  XL Capital, Ltd. Class A           5,200         440,440
  Zions Bancorporation               3,500         182,350
                                              ------------
                                                70,793,295
                                              ------------
HEALTHCARE -- 13.7%
  Abbott Laboratories               59,900       2,255,235
  Aetna, Inc.                        5,600         268,632
  Allergan, Inc.                     5,000         333,750
  AmerisourceBergen Corporation      4,072         309,472
  Amgen, Inc.*                      39,900       1,671,012
  Bard (C.R.), Inc.                  2,000         113,160
  Bausch & Lomb, Inc.                2,100          71,085
  Baxter International, Inc.        23,100       1,026,795
  Becton Dickinson & Co.             9,900         341,055
  Biogen, Inc.*                      5,700         236,151
  Biomet, Inc.                      10,300         279,336
  Boston Scientific
    Corporation*                    15,600         457,392
  Bristol-Myers Squibb Co.          74,400       1,912,080
  Cardinal Health, Inc.             17,300       1,062,393
  Chiron Corporation*                7,300         258,055

                                  SHARES         VALUE
                                 ---------    ------------
  Forest Laboratories, Inc.*         6,900    $    488,520
  Genzyme Corporation*               8,200         157,768
  Guidant Corporation*              11,700         353,691
  HCA, Inc.                         19,700         935,750
  Health Management Associates,
    Inc. Class A*                    9,300         187,395
  Healthsouth Corporation*          15,100         193,129
  Humana, Inc.                       6,500         101,595
  Immunex Corporation*              21,200         473,608
  IMS Health, Inc.                  11,100         199,245
  Johnson & Johnson                115,590       6,040,733
  King Pharmaceuticals, Inc.*        9,500         211,375
  Lilly (Eli) & Co.                 43,200       2,436,480
  Manor Care, Inc.*                  3,900          89,700
  McKesson Corporation              11,000         359,700
  Medimmune, Inc.*                   9,600         253,440
  Medtronic, Inc.                   46,600       1,996,810
  Merck & Co., Inc.                 87,000       4,405,680
  Pfizer, Inc.                     239,775       8,392,126
  Pharmacia Corporation             49,692       1,860,965
  Schering-Plough Corporation       56,300       1,384,980
  St. Jude Medical, Inc.*            3,400         251,090
  Stryker Corporation                7,600         406,676
  Tenet Healthcare Corporation*     12,500         894,375
  UnitedHealth Group, Inc.          11,800       1,080,290
  Watson Pharmaceuticals, Inc.*      4,100         103,607
  Wellpoint Health Networks,
    Inc.*                            5,600         435,736
  Wyeth                             50,900       2,606,080
  Zimmer Holdings, Inc.*             7,420         264,597
                                              ------------
                                                47,160,744
                                              ------------
INTEGRATED OILS -- 6.2%
  Amerada Hess Corporation           3,400         280,500
  ChevronTexaco Corporation         40,940       3,623,190
  Conoco, Inc.                      24,012         667,534
  Exxon Mobil Corporation          260,344      10,653,276
  Marathon Oil Corporation          11,907         322,918
  Occidental Petroleum
    Corporation                     14,400         431,856
  Phillips Petroleum Co.            14,720         866,714
  Royal Dutch Petroleum Co.         81,500       4,504,505
                                              ------------
                                                21,350,493
                                              ------------
MATERIALS & PROCESSING -- 4.0%
  Air Products & Chemicals,
    Inc.                             8,700         439,089
  Alcan, Ltd.                       12,300         461,496
  Alcoa, Inc.                       32,500       1,077,375
  Allegheny Technologies, Inc.       3,100          48,980
  Allied Waste Industries,
    Inc.*                            7,600          72,960
  American Standard Cos., Inc.*      2,800         210,280
  Ashland, Inc.                      2,700         109,350
  Avery Dennison Corporation         4,200         263,550
  Ball Corporation                   2,196          91,090
  Barrick Gold Corporation          20,765         394,327
  Bemis Co.                          2,000          95,000
  Boise Cascade Corporation          2,200          75,966

                       See Notes to Financial Statements.

                                  SHARES         VALUE
                                 ---------    ------------
  Cintas Corporation                 6,500    $    321,295
  Dow Chemical Co. (The)            34,800       1,196,424
  Du Pont (E.I.) de Nemours &
    Co.                             38,155       1,694,083
  Eastman Chemical Co.               3,000         140,700
  Ecolab, Inc.                       5,000         231,150
  Engelhard Corporation              5,000         141,600
  Fluor Corporation                  3,100         120,745
  Freeport-McMoRan Copper &
    Gold, Inc. Class B*              5,500          98,175
  Georgia-Pacific Corporation        8,800         216,304
  Great Lakes Chemical
    Corporation                      1,900          50,331
  Hercules, Inc.*                    4,200          48,720
  Inco, Ltd.*                        6,982         158,072
  International Flavors &
    Fragrances, Inc.                 3,600         116,964
  International Paper Co.           18,500         806,230
  Louisiana-Pacific Corporation      4,000          42,360
  Masco Corporation                 18,600         504,246
  McDermott International,
    Inc.*                            2,400          19,440
  MeadWestvaco Corporation           7,683         257,841
  Newmont Mining Corporation        15,000         394,950
  Nucor Corporation                  3,000         195,120
  Pactiv Corporation*                6,100         145,180
  Phelps Dodge Corporation           3,400         140,080
  Placer Dome, Inc.                 12,700         142,367
  Plum Creek Timber Co., Inc.
    REIT                             7,100         217,970
  PPG Industries, Inc.               6,500         402,350
  Praxair, Inc.                      6,240         355,493
  Rohm & Haas Co.                    8,500         344,165
  Sealed Air Corporation*            3,200         128,864
  Sherwin-Williams Co. (The)         5,900         176,587
  Sigma-Aldrich Corporation          2,800         140,420
  Temple-Inland, Inc.                2,000         115,720
  United States Steel
    Corporation                      3,900          77,571
  Vulcan Materials Co.               3,900         170,820
  Waste Management, Inc.            23,700         617,385
  Weyerhaeuser Co.                   8,400         536,340
  Worthington Industries, Inc.       3,300          59,730
                                              ------------
                                                13,865,255
                                              ------------
PRODUCER DURABLES -- 9.3%
  3M Co.                            14,900       1,832,699
  ADC Telecommunications, Inc.*     30,500          69,845
  Agilent Technologies, Inc.*       17,800         420,970
  American Power Conversion
    Corporation*                     7,500          94,725
  Andrew Corporation*                3,800          54,454
  Avaya, Inc.*                      13,848          68,548
  Black & Decker Corporation         3,100         149,420
  Boeing Co. (The)                  32,200       1,449,000
  Caterpillar, Inc.                 13,200         646,140
  Centex Corporation                 2,300         132,917
  CIENA Corporation*                16,500          69,135
  Comverse Technology, Inc.*         7,200          66,672

                                  SHARES         VALUE
                                 ---------    ------------
  Cooper Industries, Ltd. Class
    A                                3,600    $    141,480
  Corning, Inc.                     36,500         129,575
  Crane Co.                          2,300          58,374
  Cummins, Inc.                      1,600          52,960
  Danaher Corporation                5,800         384,830
  Deere & Co.                        9,100         435,890
  Dover Corporation                  7,800         273,000
  Eaton Corporation                  2,700         196,425
  Emerson Electric Co.              16,200         866,862
  General Dynamics Corporation       7,700         818,895
  General Electric Co.             381,500      11,082,574
  Goodrich Corporation               3,900         106,548
  Honeywell International, Inc.     31,400       1,106,222
  IIIinois Tool Works, Inc.         11,800         805,940
  Ingersoll-Rand Co. Class A         6,500         296,790
  ITT Industries, Inc.               3,500         247,100
  JDS Uniphase Corporation*         52,300         139,641
  Johnson Controls, Inc.             3,396         277,148
  KB HOME                            2,000         103,020
  Lockheed Martin Corporation       17,300       1,202,350
  Molex, Inc.                        7,450         249,799
  Motorola, Inc.                    87,200       1,257,424
  Northrop Grumman Corporation       4,300         537,500
  Pall Corporation                   4,700          97,525
  Parker Hannifin Corporation        4,500         215,055
  Pitney Bowes, Inc.                 9,200         365,424
  Power-One, Inc.*                   3,000          18,660
  Pulte Homes, Inc.                  2,352         135,193
  Qualcomm, Inc.*                   29,500         810,955
  Raytheon Co.                      15,300         623,475
  Rockwell Automation, Inc.          7,100         141,858
  Rockwell Collins, Inc.             7,000         191,940
  Scientific-Atlanta, Inc.           6,000          98,700
  Snap-On, Inc.                      2,200          65,318
  Stanley Works (The)                3,300         135,333
  Symbol Technologies, Inc.          8,850          75,225
  Tektronix, Inc.*                   3,500          65,485
  Tellabs, Inc.*                    15,800          97,960
  Textron, Inc.                      5,400         253,260
  Thermo Electron Corporation*       6,610         109,065
  Tyco International, Ltd.          76,684       1,036,001
  United Technologies
    Corporation                     18,200       1,235,780
  Xerox Corporation                 27,600         192,372
                                              ------------
                                                31,789,456
                                              ------------
TECHNOLOGY -- 13.7%
  Adobe Systems, Inc.                9,200         262,200
  Advanced Micro Devices, Inc.*     13,100         127,332
  Altera Corporation*               14,800         201,280
  Analog Devices, Inc.*             14,000         415,800
  Apple Computer, Inc.*             13,700         242,764
  Applera Corporation-Applied
    Biosystems Group                 8,200         159,818
  Applied Materials, Inc.*          62,900       1,196,358
  Applied Micro Circuits
    Corporation*                    11,500          54,395
  Autodesk, Inc.                     4,380          58,035

                       See Notes to Financial Statements.

EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                  SHARES         VALUE
                                 ---------    ------------
  Automatic Data Processing,
    Inc.                            23,800    $  1,036,490
  BMC Software, Inc.*                9,300         154,380
  Broadcom Corporation Class A*     10,300         180,662
  Cisco Systems, Inc.*             281,100       3,921,345
  Citrix Systems, Inc.*              7,000          42,280
  Computer Associates
    International, Inc.             22,200         352,758
  Computer Sciences
    Corporation*                     6,600         315,480
  Compuware Corporation*            14,300          86,801
  Dell Computer Corporation*        99,600       2,603,544
  Electronic Data Systems
    Corporation                     18,400         683,560
  EMC Corporation*                  85,400         644,770
  First Data Corporation            29,400       1,093,680
  Fiserv, Inc.*                      7,300         267,983
  Gateway, Inc.*                    12,400          55,056
  Hewlett-Packard Co.              115,902       1,770,983
  Intel Corporation                256,700       4,689,909
  International Business
    Machines Corporation            65,700       4,730,400
  Intuit, Inc.*                      8,100         402,732
  Jabil Circuit, Inc.*               7,600         160,436
  KLA-Tencor Corporation*            7,300         321,127
  Lexmark International, Inc.*       5,000         272,000
  Linear Technology Corporation     12,200         383,446
  LSI Logic Corporation*            14,200         124,250
  Lucent Technologies, Inc.        131,576         218,416
  Maxim Integrated Products,
    Inc.*                           12,400         475,292
  Mercury Interactive
    Corporation*                     3,200          73,472
  Micron Technology, Inc.*          23,100         467,082
  Microsoft Corporation*           207,900      11,372,130
  Millipore Corporation              1,900          60,762
  National Semiconductor
    Corporation*                     6,900         201,273
  NCR Corporation*                   3,800         131,480
  Network Appliance, Inc.*          12,800         159,232
  Novell, Inc.*                     13,900          44,619
  Novellus Systems, Inc.*            5,600         190,400
  Nvidia Corporation*                5,700          97,926
  Oracle Corporation*              210,800       1,996,276
  Palm, Inc.*                       22,193          39,060
  Parametric Technology
    Corporation*                    10,000          34,300
  Peoplesoft, Inc.*                 11,900         177,072
  PerkinElmer, Inc.                  4,800          53,040
  PMC-Sierra, Inc.*                  6,400          59,328
  QLogic Corporation*                3,600         137,160
  Rational Software
    Corporation*                     7,500          61,575
  Sanmina-SCI Corporation*          20,100         126,831
  Siebel Systems, Inc.*             18,200         258,804
  Solectron Corporation*            31,600         194,340
  Sun Microsystems, Inc.*          124,600         624,246
  Teradyne, Inc.*                    7,000         164,500
  Texas Instruments, Inc.           66,600       1,578,420

                                  SHARES         VALUE
                                 ---------    ------------
  Thomas & Betts Corporation         2,200    $     40,920
  Unisys Corporation*               12,400         111,600
  Veritas Software Corporation*     15,675         310,208
  Vitesse Semiconductor
    Corporation*                     7,700          23,947
  Waters Corporation*                5,000         133,500
  Xilinx, Inc.*                     12,900         289,347
                                              ------------
                                                46,918,612
                                              ------------
UTILITIES -- 7.3%
  AES Corporation (The)*            20,500         111,110
  Allegheny Energy, Inc.             4,800         123,600
  Alltel Corporation                11,900         559,300
  Ameren Corporation                 5,500         236,555
  American Electric Power Co.,
    Inc.                            13,000         520,260
  AT&T Corporation                 145,825       1,560,328
  AT&T Wireless Services, Inc.*    103,864         607,604
  BellSouth Corporation             72,000       2,268,000
  Calpine Corporation*              14,400         101,232
  CenturyTel, Inc.                   5,400         159,300
  Cinergy Corporation                6,400         230,336
  Citizens Communications Co.*      10,800          90,288
  CMS Energy Corporation             5,200          57,096
  Comcast Corporation Class A*      36,300         865,392
  Consolidated Edison, Inc.          8,200         342,350
  Constellation Energy Group,
    Inc.                             6,300         184,842
  Dominion Resources, Inc.          10,600         701,720
  DTE Energy Co.                     6,400         285,696
  Duke Energy Corporation           31,900         992,090
  Edison International*             12,500         212,500
  Entergy Corporation                8,652         367,191
  Exelon Corporation                12,312         643,918
  FirstEnergy Corporation           11,384         379,998
  FPL Group, Inc.                    6,800         407,932
  KeySpan Corporation                5,400         203,310
  Mirant Corporation*               15,431         112,646
  Nextel Communications, Inc.
    Class A*                        31,300         100,473
  Nicor, Inc.                        1,700          77,775
  NiSource, Inc.                     8,000         174,640
  Nortel Networks Corporation*     147,319         213,613
  People's Energy Corporation        1,400          51,044
  PG&E Corporation*                 14,900         266,561
  Pinnacle West Capital
    Corporation                      3,300         130,350
  PPL Corporation                    5,600         185,248
  Progress Energy, Inc.              8,500         442,085
  Public Service Enterprise
    Group, Inc.                      7,900         342,070
  Qwest Communications
    International, Inc.             64,400         180,320
  Reliant Energy, Inc.              11,700         197,730
  SBC Communications, Inc.         128,234       3,911,137
  Sempra Energy                      7,900         174,827
  Southern Co. (The)                27,000         739,800

                       See Notes to Financial Statements.

                                  SHARES         VALUE
                                 ---------    ------------
  Sprint Corporation (FON
    Group)                          34,200    $    362,862
  Sprint Corporation (PCS
    Group)*                         38,100         170,307
  TECO Energy, Inc.                  5,900         146,025
  TXU Corporation                   10,200         525,810
  Verizon Communications, Inc.     104,534       4,197,039
  Xcel Energy, Inc.                 15,100         253,227
                                              ------------
                                                25,167,537
                                              ------------
TOTAL COMMON STOCK
  (Cost $355,435,839)                          337,628,817
                                              ------------
SHORT-TERM INVESTMENTS -- 1.5%
  AB Funds Trust -- Money
    Market Fund (Cost
    $5,051,994)                  5,051,994       5,051,994
                                              ------------

                                     PAR
                                   --------
U.S. TREASURY OBLIGATIONS -- 0.2%
  U.S. Treasury Bills
    1.68%, 07/18/02++++
      (Cost $624,506)              $625,000        624,461
                                              ------------
TOTAL INVESTMENTS -- 99.9%
  (Cost $361,112,339)                          343,305,272
OTHER ASSETS LESS LIABILITIES -- 0.1%              186,782
                                              ------------
NET ASSETS -- 100.0%                          $343,492,054
                                              ============

                       See Notes to Financial Statements.

VALUE EQUITY FUND

                          TOTAL RETURNS AS OF 6/30/02
--------------------------------------------------------------------------------

                                                                                                         RUSSELL 1000(R) VALUE
                                            RETIREMENT CLASS    INSTITUTIONAL CLASS    RETAIL CLASS              INDEX
                                            ----------------    -------------------    ------------      ---------------------
  Since Inception (8/27/01 -- 6/30/02)         (8.43%)**             (7.42%)**          (7.94%)**               (7.78%)

Performance is historical and is not indicative of future results.

[LINE GRAPH]

                                                                      RETIREMENT CLASS             RUSSELL 1000(R) VALUE INDEX*
                                                                      ----------------             ----------------------------
Aug 27 2001                                                                 10000                              10000
Sep 2001                                                                  9026.96                            9019.45
Oct 2001                                                                  8948.06                            8941.79
Nov 2001                                                                  9408.28                            9461.67
Dec 2001                                                                  9621.42                            9684.49
Jan 2002                                                                     9529                               9923
Feb 2002                                                                     9535                              10016
Mar 2002                                                                    10031                              10473
Apr 2002                                                                     9747                               9657
May 2002                                                                     9734                              10050
Jun 2002                                                                     9157                               9222

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Russell 1000(R) Value Index.

*The Russell 1000(R) Value Index is a large-cap index consisting of those Russell 1000(R) index securities with a less-than-average growth orientation. Companies in this index tend to exhibit lower price-to-book and price-earnings-ratios, higher dividend yields and lower forecasted growth values than the growth universe.

**These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2002                     SHARES         VALUE
-------------                   ----------   --------------
COMMON STOCK -- 96.5%
AUTO & TRANSPORTATION -- 3.8%
  AMR Corporation*                  23,000   $      387,780
  ArvinMeritor, Inc.                70,400        1,689,600
  Autoliv, Inc.                      5,700          143,640
  AutoNation, Inc.*                 14,700          213,150
  BorgWarner, Inc.                  10,000          577,600
  Burlington Northern Santa Fe
    Corporation                    352,300       10,569,000
  CNF, Inc.                          2,900          110,142
  Continental Airlines, Inc.
    Class B*                         3,700           58,386
  CSX Corporation                   12,600          441,630
  Dana Corporation                   8,700          161,211
  Delphi Corporation                32,900          434,280
  Delta Air Lines, Inc.            196,500        3,930,000
  FedEx Corporation                 17,600          939,840
  Ford Motor Co.                   239,795        3,836,720
  GATX Corporation                   2,400           72,240
  General Motors Corporation        69,100        3,693,395
  Goodyear Tire & Rubber
    Co. (The)                        8,300          155,293
  Lear Corporation*                 46,300        2,141,375
  Navistar International
    Corporation                      3,500          112,000
  Norfolk Southern Corporation      22,700          530,726
  Northwest Airlines
    Corporation*                     1,400           16,884
  Paccar, Inc.                       5,700          253,023
  Ryder System, Inc.                27,400          742,266
  Skywest, Inc.                        600           14,034
  Southwest Airlines Co.            45,150          729,624
  TRW, Inc.                          6,200          353,276
  U.S. Airways Group, Inc.           3,000           11,100
  UAL Corporation                    3,300           37,752
  Union Pacific Corporation         63,700        4,030,936
  United Parcel Service, Inc.
    Class B                          2,900          179,075
  Visteon Corporation              332,100        4,715,820
                                             --------------
                                                 41,281,798
                                             --------------
CONSUMER DISCRETIONARY -- 9.8%
  Alberto-Culver Co. Class B         2,200          105,160
  AOL Time Warner, Inc.*           325,700        4,791,047
  Applebee's International,
    Inc.                            20,250          460,890
  Ariba, Inc.*                       6,900           22,011
  Autozone, Inc.*                    2,700          208,710
  Avon Products, Inc.               13,200          689,568
  Barnes & Noble, Inc.*             26,600          703,038
  Belo Corporation Class A           4,600          104,006
  Big Lots, Inc.                     6,300          123,984
  Blockbuster, Inc. Class A          7,700          207,130
  Borders Group, Inc.*              52,100          958,640
  Brinker International, Inc.*       4,600          146,050
  Brunswick Corporation              5,200          145,600
  Cablevision Systems
    Corporation-Rainbow Media
    Group Class A*                   2,350           20,563

                                  SHARES         VALUE
                                ----------   --------------
  Callaway Golf Co.                  3,000   $       47,520
  Carnival Corporation              42,100        1,165,749
  Cendant Corporation*             232,930        3,698,928
  Circuit City Stores,
    Inc.-Circuit City Group         11,500          215,625
  Clear Channel
    Communications, Inc.*           16,625          532,333
  Clorox Co.                        10,000          413,500
  Colgate-Palmolive Co.              7,900          395,395
  Comcast Corporation Class A*     150,000        3,630,000
  Costco Wholesale
    Corporation*                    23,900          923,018
  COX Communications, Inc.
    Class A*                        11,200          308,560
  Darden Restaurants, Inc.           9,150          226,005
  Donnelley (R.R.) & Sons Co.        6,100          168,055
  DoubleClick, Inc.*                   400            2,968
  Dow Jones & Co., Inc.              1,400           67,830
  EarthLink, Inc.*                   2,600           17,472
  Eastman Kodak Co.                 57,300        1,671,441
  Emmis Communications
    Corporation Class A*             1,900           40,261
  Energizer Holdings, Inc.*         13,500          370,170
  Entercom Communications
    Corporation*                     1,700           78,030
  Entravision Communications
    Corporation Class A*             1,300           15,925
  Estee Lauder Cos., Inc.
    (The) Class A                      900           31,680
  Ethan Allen Interiors, Inc.        1,800           62,730
  Extended Stay America, Inc.*       3,600           58,392
  Federated Department Stores,
    Inc.*                          107,900        4,283,630
  Foot Locker, Inc.*                 7,800          112,710
  Furniture Brands
    International, Inc.*            38,900        1,176,725
  Gannett Co., Inc.                 15,700        1,191,630
  Gemstar-TV Guide
    International, Inc.*             6,100           32,879
  Genuine Parts Co.                 10,200          355,674
  Gillette Co. (The)                30,600        1,036,422
  Grainger (W.W.), Inc.              4,400          220,440
  Harte-Hanks, Inc.                  3,450           70,898
  Hasbro, Inc.                       8,325          112,887
  Hearst-Argyle Television,
    Inc.*                            1,000           22,550
  Hilton Hotels Corporation         19,500          271,050
  Hispanic Broadcasting
    Corporation*                     2,500           65,250
  Hollinger International, Inc       2,300           27,600
  Ingram Micro, Inc. Class A*        4,000           55,000
  Insight Communications Co.,
    Inc.*                            2,200           26,774
  International Speedway
    Corporation Class A              1,200           48,120
  Interpublic Group Cos., Inc.       2,300           56,948
  Iron Mountain, Inc.*               1,200           37,020
  Jones Apparel Group, Inc.*        21,700          813,750

                       See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                  SHARES         VALUE
                                ----------   --------------
  Kmart Corporation*                29,200   $       30,076
  Kimberly-Clark Corporation        25,700        1,593,400
  Knight-Ridder, Inc.                2,900          182,555
  Lamar Advertising Co.*             3,500          130,235
  Leggett & Platt, Inc.             11,500          269,100
  Liberty Media Corporation
    Class A*                       197,000        1,970,000
  Limited Brands                    20,200          430,260
  Liz Claiborne, Inc.                6,200          197,160
  Manpower, Inc.                     4,500          165,375
  Marriott International, Inc.
    Class A                          9,400          357,670
  Mattel, Inc.                      48,125        1,014,475
  May Department Stores
    Co. (The)                       17,200          566,396
  Maytag Corporation                 1,500           63,975
  McClatchy Co. Class A              1,300           83,525
  McDonald's Corporation           556,400       15,829,579
  McGraw Hill Co., Inc. (The)        7,300          435,810
  Media General, Inc. Class A        2,600          156,000
  Meredith Corporation               2,300           88,205
  Metro-Goldwyn-Mayer, Inc.*         1,400           16,380
  Mohawk Industries, Inc.*           2,300          141,519
  Neiman-Marcus Group, Inc.
    Class A*                         2,100           72,870
  New York Times Co. Class A         8,900          458,350
  Newell Rubbermaid, Inc.          173,000        6,065,380
  Nike, Inc. Class B                 4,100          219,965
  Nordstrom, Inc.                    6,200          140,430
  Office Depot, Inc.*               17,900          300,720
  Outback Steakhouse, Inc.*          3,600          126,360
  Payless Shoesource, Inc.*          1,300           74,945
  Penney (JC) Co., Inc.             59,900        1,318,998
  Polaris Industries, Inc.          14,600          949,000
  Polo Ralph Lauren
    Corporation*                     3,100           69,440
  Procter & Gamble Co.              61,475        5,489,717
  Quanta Services, Inc.*               800            7,896
  Quintiles Transnational
    Corporation*                     3,300           41,217
  Radio One, Inc. Class D*           4,000           59,480
  Reader's Digest Association,
    Inc. (The) Class A               5,500          103,015
  Reebok International, Ltd.        40,500        1,194,750
  Rent-A-Center, Inc.*              10,000          580,100
  Ross Stores, Inc.                  4,700          191,525
  Saks, Inc.*                        7,000           89,880
  Scripps Co. (E.W.) Class A         1,800          138,600
  Sears, Roebuck & Co.             204,600       11,109,779
  Service Corporation
    International*                  16,800           81,144
  Servicemaster Co.*                17,800          244,216
  Six Flags, Inc.*                   5,000           72,250
  Staples, Inc.*                    38,700          762,390
  Starwood Hotels & Resorts
    Worldwide, Inc.                 11,600          381,524

                                  SHARES         VALUE
                                ----------   --------------
  Talbots, Inc.                        100   $        3,500
  Target Corporation                23,700          902,970
  Tech Data Corporation*             2,500           94,625
  Ticketmaster Class B*                900           16,839
  Tommy Hilfiger Corporation*       15,300          219,096
  Toys "R" Us, Inc.*               170,200        2,973,394
  Tribune Co.                       11,200          487,200
  United Rentals, Inc.*              8,400          183,120
  USA Interactive*                   3,200           75,040
  Valassis Communications,
    Inc.                             3,200          116,800
  VF Corporation                    58,900        2,309,469
  Viad Corporation                   4,200          109,200
  Washington Post Co. Class B          200          109,000
  WebMD Corporation*                 7,300           41,099
  Wendy's International, Inc.      267,800       10,666,474
  Westwood One, Inc.*                4,000          133,680
  Whirlpool Corporation             19,600        1,281,056
  Yum! Brands, Inc.*                17,400          508,950
                                             --------------
                                                107,143,089
                                             --------------
CONSUMER STAPLES -- 5.2%
  Albertson's, Inc.                 52,600        1,602,196
  Archer-Daniels-Midland Co.       294,789        3,770,351
  Campbell Soup Co.                  7,100          196,386
  Coca-Cola Co. (The)               19,900        1,114,400
  Coca-Cola Enterprises, Inc.        9,400          207,552
  Conagra Foods, Inc.              517,600       14,311,640
  CVS Corporation                  159,200        4,871,520
  Dole Food Co., Inc.               19,900          574,115
  Fresh Del Monte Produce,
    Inc.                            25,600          640,000
  General Mills, Inc.               21,500          947,720
  Heinz (H.J.) Co.                 185,000        7,603,500
  Hershey Foods Corporation          4,600          287,500
  Hormel Foods Corporation           4,400          105,336
  Kellogg Co.                       31,400        1,126,004
  McCormick & Co., Inc.              5,700          146,775
  Pepsi Bottling Group, Inc.         1,100           33,880
  PepsiAmericas, Inc.                4,900           73,206
  PepsiCo, Inc.                     33,900        1,633,980
  Rite Aid Corporation*              8,600           20,210
  Safeway, Inc.*                   171,900        5,017,761
  Sara Lee Corporation             388,215        8,012,758
  Smithfield Foods, Inc.*            6,500          120,575
  Supervalu, Inc.                   95,900        2,352,427
  Sysco Corporation                 10,600          288,532
  Tootsie Roll Industries,
    Inc.                               342           13,188
  Tyson Foods, Inc. Class A         70,681        1,096,262
  Weis Markets, Inc.                   700           25,725
  Winn-Dixie Stores, Inc.            4,400           68,596
  Wrigley (W.M.), Jr. Co.            5,300          293,355
                                             --------------
                                                 56,555,450
                                             --------------
ENERGY -- 3.5%
  Apache Corporation                 5,930          340,856
  Aquila, Inc.                     294,982        2,359,856
  Arch Coal, Inc.                    1,200           27,252
  Baker Hughes, Inc.                46,700        1,554,643

                       See Notes to Financial Statements.

                                  SHARES         VALUE
                                ----------   --------------
  Burlington Resources, Inc.         7,100   $      269,800
  Devon Energy Corporation          58,936        2,904,366
  Diamond Offshore Drilling,
    Inc.                             1,200           34,200
  Dynegy, Inc. Class A               1,000            7,200
  El Paso Corporation              414,440        8,541,608
  ENSCO International, Inc.          1,700           46,342
  EOG Resources, Inc.                1,700           67,490
  FMC Technologies, Inc.*              635           13,183
  Forest Oil Corporation*              700           19,901
  Global Industries, Ltd.*           4,100           28,659
  Grant Prideco, Inc.*               5,100           69,360
  Hanover Compressor Co.*          201,500        2,720,250
  Helmerich & Payne, Inc.            2,900          103,588
  Kerr-McGee Corporation            22,600        1,210,230
  Kinder Morgan, Inc.               36,900        1,402,938
  Massey Energy Co.                  4,300           54,610
  Murphy Oil Corporation               300           24,750
  National Fuel Gas Co.              4,700          105,797
  Newfield Exploration Co.*            200            7,434
  Noble Energy, Inc.                 3,400          122,570
  Ocean Energy, Inc.                 4,100           88,847
  Peabody Energy Corporation           400           11,320
  Pioneer Natural Resources
    Co.*                             6,800          177,140
  Pogo Producing Co.                21,200          691,544
  Pride International, Inc.*        17,000          266,220
  Questar Corporation               24,400          602,680
  Rowan Cos., Inc.                   1,000           21,450
  Sunoco, Inc.                       4,200          149,646
  Tidewater, Inc.                   46,300        1,524,196
  Transocean, Inc.                 299,600        9,332,540
  Unocal Corporation                47,000        1,736,180
  Valero Energy Corporation          6,200          232,004
  Varco International, Inc.*         1,300           22,802
  Vectren Corporation                4,000          100,400
  Williams Cos., Inc.              188,700        1,130,313
                                             --------------
                                                 38,124,165
                                             --------------
FINANCIAL SERVICES -- 30.5%
  21st Century Insurance Group       1,800           34,200
  Accenture, Ltd. Class A*          95,900        1,822,100
  ACE, Ltd.                        191,500        6,051,400
  Affiliated Managers Group,
    Inc.*                           12,300          756,450
  AFLAC, Inc.                       15,700          502,400
  AG Edwards, Inc                    4,700          182,689
  Alleghany Corporation*               306           58,446
  Allied Capital Corporation         3,100           70,215
  Allmerica Financial
    Corporation                      3,100          143,220
  Allstate Corporation (The)       359,200       13,283,216
  AMB Property Corporation
    REIT                             4,100          127,100
  AMBAC Financial Group, Inc.        5,350          359,520
  American Capital Strategies
    Ltd.                            18,300          502,701
  American Express Co.              72,800        2,644,096
  American Financial Group,
    Inc.                             9,300          222,270

                                  SHARES         VALUE
                                ----------   --------------
  American International
    Group, Inc.                     41,533   $    2,833,797
  American National Insurance          600           57,780
  AmeriCredit Corporation*          25,500          715,275
  AmSouth Bancorporation            21,600          483,408
  AON Corporation                  243,700        7,184,276
  Apartment Investment &
    Management Co. Class A
    REIT                             4,300          211,560
  Archstone-Smith Trust REIT         7,200          192,240
  Arden Realty, Inc. REIT            3,400           96,730
  Associated Banc-Corporation        4,500          169,695
  Astoria Financial
    Corporation                      5,100          163,455
  AvalonBay Communities, Inc.
    REIT                             3,700          172,790
  Bank of America Corporation      380,824       26,794,776
  Bank of Hawaii Corporation         4,300          120,400
  Bank of New York Co.,
    Inc. (The)                      26,400          891,000
  Bank One Corporation             271,900       10,462,712
  Banknorth Group, Inc.             51,600        1,342,632
  BB&T Corporation                  26,400        1,019,040
  Bear Stearns Cos., Inc.
    (The)                            8,300          507,960
  Block (H&R), Inc.                 15,900          733,785
  Boston Properties, Inc. REIT       4,200          167,790
  Carramerica Realty
    Corporation REIT                 2,900           89,465
  Charter One Financial, Inc.       12,946          445,083
  Chubb Corporation                 10,100          715,080
  Cigna Corporation                 96,100        9,362,062
  Cincinnati Financial
    Corporation                      8,000          372,240
  Citigroup, Inc.                  584,500       22,649,375
  City National Corporation          2,300          123,625
  CNA Financial Corporation*         1,700           45,050
  Comerica, Inc.                    10,500          644,700
  Commerce Bancorp, Inc.             2,600          114,920
  Commerce Bancshares, Inc.          3,880          171,651
  Compass Bancshares, Inc.           7,500          252,000
  Conseco, Inc.*                    16,900           33,800
  Countrywide Credit
    Industries, Inc.                23,800        1,148,350
  Crescent Real Estate
    Equities Co. REIT              262,000        4,899,400
  Cullen Frost Bankers, Inc.         3,000          107,850
  Deluxe Corporation                 3,900          151,671
  Doral Financial Corporation       21,100          704,529
  Duke Realty Corporation REIT       7,700          222,915
  E*trade Group, Inc.*               9,500           51,870
  Equity Office Properties
    Trust REIT                      24,385          733,989
  Equity Residential
    Properties Trust                 3,700          126,910
  Equity Residential REIT           16,000          460,000
  Erie Indemnity Co. Class A         1,100           44,561
  Everest Re Group, Ltd.            31,300        1,751,235
  Fannie Mae                        53,900        3,975,125

                       See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                  SHARES         VALUE
                                ----------   --------------
  Fidelity National
    Financial, Inc.                  5,555   $      175,538
  Fifth Third Bancorp                6,254          416,829
  First Tennessee National
    Corporation                      7,400          283,420
  First Virginia Banks, Inc.         2,800          150,136
  FirstMerit Corporation             4,600          126,868
  FleetBoston Financial
    Corporation                    509,316       16,476,373
  Franklin Resources, Inc.          10,100          430,664
  Freddie Mac                       10,000          612,000
  Fulton Financial Corporation       6,000          113,580
  General Growth Properties,
    Inc. REIT                        3,700          188,700
  Golden State Bancorp, Inc.         4,300          155,875
  Golden West Financial
    Corporation                      7,400          508,972
  Goldman Sachs Group, Inc.         12,600          924,210
  Greenpoint Financial
    Corporation                     56,100        2,754,510
  Hartford Financial Services
    Group, Inc.                    272,500       16,205,575
  HCC Insurance Holdings, Inc.       3,100           81,685
  Health Care Property
    Investors, Inc.                  3,200          137,280
  Hibernia Corporation Class A       9,400          186,026
  Hospitality Properties Trust
    REIT                             3,700          135,050
  Host Marriott Corporation
    REIT                            13,500          152,550
  Household International,
    Inc.                            73,200        3,638,040
  Hudson City Bancorp, Inc.          5,000           98,750
  Hudson United Bancorp             17,500          499,800
  Huntington Bancshares, Inc.       14,700          285,474
  Instinet Group, Inc.*              1,100            7,172
  iStar Financial, Inc. REIT         5,100          145,350
  Jefferson-Pilot Corporation        8,900          418,300
  John Hancock Financial
    Services, Inc.                  17,600          619,520
  John Nuveen Co. (The) Class
    A                                  800           20,560
  JP Morgan Chase & Co.            595,422       20,196,714
  KeyCorp                          375,750       10,257,975
  Kimco Realty Corporation
    REIT                             5,300          177,497
  Knight Trading Group, Inc.*        1,900            9,956
  KPMG Consulting, Inc.*             2,400           35,664
  Legg Mason, Inc.                   3,800          187,492
  Lehman Brothers Holdings,
    Inc.                            14,400          900,288
  Leucadia National
    Corporation                      2,100           66,486
  Liberty Property Trust REIT*       4,400          154,000
  Lincoln National Corporation      11,100          466,200
  M & T Bank Corporation             4,700          403,072
  Mack-Cali Realty Corporation
    REIT                             2,500           87,875
  Markel Corporation*                  500           98,500
  Marsh & McLennan Cos., Inc.        7,700          743,820

                                  SHARES         VALUE
                                ----------   --------------
  Marshall & Ilsley
    Corporation                     12,200   $      377,346
  MBIA, Inc.                         8,750          494,638
  Mellon Financial Corporation      26,000          817,180
  Mercantile Bankshares
    Corporation                      4,100          168,223
  Mercury General Corporation        1,500           72,750
  Merrill Lynch & Co., Inc.        182,667        7,398,014
  Metlife, Inc.                     16,900          486,720
  MGIC Investment Corporation       95,200        6,454,560
  Mony Group, Inc.                   2,800           95,228
  Moody's Corporation                1,200           59,700
  Morgan Stanley                   180,700        7,784,556
  National City Corporation        134,800        4,482,100
  National Commerce Financial
    Corporation                     12,000          315,600
  Nationwide Financial
    Services Class A                 1,400           55,300
  Neuberger Berman, Inc.             1,200           43,920
  New Plan Excel Realty Trust        5,500          114,565
  New York Community Bancorp,
    Inc.                            28,300          755,044
  North Fork Bancorporation,
    Inc.                             9,600          382,176
  Northern Trust Corporation         5,800          255,548
  Old National Bancorp               3,669           93,376
  Old Republic International
    Corporation                     85,300        2,686,950
  Peoples Bank Bridgeport            1,400           36,554
  PMI Group, Inc. (The)              5,200          198,640
  PNC Financial Services
    Group, Inc.                     16,700          873,076
  Popular, Inc.                      8,000          269,440
  Progressive Corporation
    (The)                           11,100          642,135
  Prologis Trust REIT                9,289          241,514
  Protective Life Corporation        3,700          122,470
  Provident Financial Group,
    Inc.                             1,700           49,317
  Prudential Financial, Inc.*        5,000          166,800
  Public Storage, Inc. REIT          5,300          196,630
  Radian Group, Inc.                 4,800          234,480
  Regions Financial
    Corporation                     13,500          474,525
  Reinsurance Group of America       1,000           30,820
  Roslyn Bancorp, Inc.              40,800          890,664
  Rouse Co. REIT                     4,200          138,600
  Safeco Corporation                 7,500          231,675
  Simon Property Group, Inc.
    REIT                             7,500          276,300
  Sky Financial Group, Inc.*         4,800          101,520
  SLM Corporation                   96,100        9,312,090
  SouthTrust Corporation            20,400          532,848
  Sovereign Bancorp, Inc.           15,300          228,735
  St. Paul Cos., Inc.              126,850        4,937,002
  State Street Corporation          10,600          473,820
  Stilwell Financial, Inc.          12,300          223,860
  SunTrust Banks, Inc.              14,600          988,712
  Synovus Financial
    Corporation                      3,300           90,816
  T Rowe Price Group, Inc.           6,200          203,856
  TCF Financial Corporation          4,500          220,950

                       See Notes to Financial Statements.

                                  SHARES         VALUE
                                ----------   --------------
  Torchmark Corporation             67,500   $    2,578,500
  Transatlantic Holdings, Inc.       1,200           96,000
  Trustmark Corporation              2,700           68,985
  Union Planters Corporation        12,000          388,440
  UnionBanCal Corporation            3,100          145,235
  Unitrin, Inc.                      2,700           96,579
  UnumProvident Corporation         12,600          320,670
  US Bancorp                       660,526       15,423,282
  Valley National Bancorp            5,625          156,375
  Vornado Realty Trust REIT          4,600          212,520
  W.R. Berkley Corporation          17,000          935,000
  Wachovia Corporation             400,950       15,308,271
  Washington Federal, Inc.           3,730           94,220
  Washington Mutual, Inc.          455,414       16,900,414
  Webster Financial
    Corporation                     25,500          975,120
  Wells Fargo & Co.                163,472        8,183,408
  Wesco Financial Corporation          100           30,160
  Wilmington Trust Corporation       3,400          103,700
  XL Capital, Ltd. Class A          67,300        5,700,310
  Zions Bancorporation               5,400          281,340
                                             --------------
                                                333,992,798
                                             --------------
HEALTHCARE -- 6.0%
  Abbott Laboratories              110,700        4,167,855
  Aetna, Inc.                        8,500          407,745
  AmerisourceBergen
    Corporation                      2,146          163,096
  Apogent Technologies, Inc.*        4,000           82,280
  Bard (C.R.), Inc.                  2,900          164,082
  Barr Laboratories, Inc.*          19,800        1,257,894
  Bausch & Lomb, Inc.                3,200          108,320
  Baxter International, Inc.         2,800          124,460
  Beckman Coulter, Inc.                800           39,920
  Becton Dickinson & Co.            81,000        2,790,450
  Bio-Rad Laboratories, Inc.
    Class A                          2,400          109,224
  Boston Scientific
    Corporation*                    15,500          454,460
  Bristol-Myers Squibb Co.         294,500        7,568,650
  Caremark Rx, Inc.*               306,500        5,057,250
  Celera Genomics Group-
    Applera Corporation*             4,000           48,000
  Cephalon, Inc.*                      300           13,560
  Cerner Corporation*                  200            9,566
  DaVita, Inc.*                      1,400           33,320
  Dentsply International, Inc.       1,350           49,829
  HCA, Inc.                         26,000        1,235,000
  Health Management
    Associates, Inc. Class A*        7,900          159,185
  Health Net, Inc.*                  5,400          144,558
  Healthsouth Corporation*          23,000          294,170
  Henry Schein, Inc.*               19,900          885,550
  Hillenbrand Industries, Inc.       2,700          151,605
  Humana, Inc.                       9,900          154,737
  ICN Pharmaceuticals, Inc.          2,300           55,683
  IVAX Corporation*                130,200        1,406,160
  Johnson & Johnson                 97,784        5,110,192
  Laboratory Corporation of
    America Holdings*               24,600        1,122,990

                                  SHARES         VALUE
                                ----------   --------------
  Lilly (Eli) & Co.                  9,900   $      558,360
  Manor Care, Inc.*                 18,200          418,600
  McKesson Corporation              14,600          477,420
  Medicis Pharmaceutical Class
    A*                                 500           21,380
  Merck & Co., Inc.                181,700        9,201,288
  Mylan Laboratories, Inc.          84,100        2,636,535
  Omnicare, Inc.                     4,200          110,292
  Oxford Health Plans, Inc.*        25,500        1,184,730
  Pediatrix Medical Group Inc.       5,000          125,000
  Pfizer, Inc.                      41,200        1,442,000
  Respironics, Inc.*                 8,300          282,615
  Schering-Plough Corporation      200,800        4,939,680
  Sepracor, Inc.*                      400            3,820
  St. Jude Medical, Inc.*              400           29,540
  Steris Corporation*               25,500          487,305
  Tenet Healthcare
    Corporation*                    17,800        1,273,590
  Triad Hospitals, Inc.*             3,200          135,616
  Trigon Healthcare, Inc.*           2,000          201,160
  UnitedHealth Group, Inc.           4,000          366,200
  Universal Health Services,
    Inc. Class B*                  157,200        7,702,800
  Viasys Healthcare, Inc.*             534            9,318
  Wellpoint Health Networks,
    Inc.*                           14,800        1,151,588
  Zimmer Holdings, Inc.*             4,090          145,849
                                             --------------
                                                 66,274,477
                                             --------------
INTEGRATED OILS -- 8.0%
  Amerada Hess Corporation          17,300        1,427,250
  BP PLC ADR                       153,568        7,753,648
  ChevronTexaco Corporation        242,898       21,496,474
  Conoco, Inc.                      68,100        1,893,180
  Exxon Mobil Corporation          456,800       18,692,256
  Marathon Oil Corporation          88,000        2,386,560
  Occidental Petroleum
    Corporation                    392,000       11,756,080
  Phillips Petroleum Co.           383,900       22,604,032
                                             --------------
                                                 88,009,480
                                             --------------
MATERIALS & PROCESSING -- 7.8%
  Air Products & Chemicals,
    Inc.                            13,400          676,298
  AK Steel Holding Corporation       5,500           70,455
  Alcoa, Inc.                      107,600        3,566,940
  Allegheny Technologies, Inc.       4,400           69,520
  Allied Waste Industries,
    Inc.*                            4,500           43,200
  American Standard Cos.,
    Inc.*                          111,300        8,358,630
  Ashland, Inc.                      4,100          166,050
  Avery Dennison Corporation         3,200          200,800
  Bemis Co.                          2,900          137,750
  Boise Cascade Corporation          2,900          100,137
  Bowater, Inc.                      3,000          163,110
  Cabot Corporation*                 3,600          103,140
  Catellus Development
    Corporation*                     4,800           98,016
  Dow Chemical Co. (The)           338,182       11,626,697

                       See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                  SHARES         VALUE
                                ----------   --------------
  Du Pont (E.I.) de Nemours
    & Co.                           58,500   $    2,597,400
  Eastman Chemical Co.             101,300        4,750,970
  Ecolab, Inc.                         600           27,738
  Engelhard Corporation              7,600          215,232
  Fluor Corporation                  4,700          183,065
  FMC Corporation*                   1,400           42,238
  Georgia-Pacific Corporation      329,071        8,088,565
  Great Lakes Chemical
    Corporation                      2,300           60,927
  Hercules, Inc.*                    6,300           73,080
  International Flavors &
    Fragrances, Inc.                 4,600          149,454
  International Paper Co.          332,800       14,503,425
  Jacobs Engineering Group,
    Inc.*                            2,200           76,516
  Lafarge North America, Inc.       27,300          959,595
  Lubrizol Corporation               3,000          100,500
  Lyondell Chemical Co.            225,700        3,408,070
  Martin Marietta Materials          2,900          113,100
  Masco Corporation                 27,000          731,970
  MeadWestvaco Corporation          26,629          893,669
  Monsanto Co.                      90,900        1,618,020
  Newmont Mining Corporation        10,000          263,300
  Nucor Corporation                  4,600          299,184
  OM Group, Inc.                     1,600           99,200
  Packaging Corporation of
    America*                         2,600           51,714
  Pactiv Corporation*                9,300          221,340
  Pentair, Inc.                     24,800        1,192,384
  Phelps Dodge Corporation           4,600          189,520
  Plum Creek Timber Co., Inc.
    REIT                             6,762          207,593
  PPG Industries, Inc.               9,900          612,810
  Praxair, Inc.                     35,800        2,039,526
  Precision Castparts
    Corporation                      3,100          102,300
  Rohm & Haas Co.                    9,200          372,508
  Sealed Air Corporation*              300           12,081
  Shaw Group, Inc. (The)*           34,600        1,062,220
  Sherwin-Williams Co. (The)        70,100        2,098,093
  Sigma-Aldrich Corporation          4,300          215,645
  Smurfit-Stone Container
    Corporation*                    10,100          155,742
  Solutia, Inc.                      3,300           23,166
  Sonoco Products Co.                5,600          158,592
  St. Joe Co. (The)                  1,600           48,032
  Teleflex, Inc.                     2,000          114,300
  Temple-Inland, Inc.                2,800          162,008
  United States Steel
    Corporation                     89,400        1,778,166
  Valhi, Inc.                          400            6,252
  Valspar Corporation                2,900          130,906
  Vulcan Materials Co.               4,900          214,620
  Waste Management, Inc.           321,157        8,366,140
  Weyerhaeuser Co.                  12,800          817,280
                                             --------------
                                                 84,988,899
                                             --------------

                                  SHARES         VALUE
                                ----------   --------------
PRODUCER DURABLES -- 7.2%
  3M Co.                            18,800   $    2,312,400
  Acterna Corporation*               3,900            1,603
  ADC Telecommunications,
    Inc.*                           31,700           72,593
  Advanced Fibre
    Communications, Inc.*            2,400           39,696
  Agilent Technologies, Inc.*       17,900          423,335
  American Power Conversion
    Corporation*                     9,500          119,985
  American Tower Corporation
    Class A*                         5,400           18,630
  Arrow Electronics, Inc.*           5,800          120,350
  Black & Decker Corporation        48,900        2,356,980
  Boeing Co. (The)                 171,400        7,713,000
  Capstone Turbine
    Corporation*                     1,600            2,656
  Caterpillar, Inc.                 20,200          988,790
  Centex Corporation                 3,600          208,044
  CIENA Corporation*                 1,491            6,247
  Clayton Homes, Inc.                5,700           90,060
  Corning, Inc.                     55,600          197,380
  Crane Co.                          3,000           76,140
  Crown Castle International
    Corporation*                     6,100           23,973
  Cummins, Inc.                      2,000           66,200
  Danaher Corporation                  900           59,715
  Deere & Co.                       14,000          670,600
  Dover Corporation                 11,000          385,000
  DR Horton, Inc.                    6,300          163,989
  Eaton Corporation                  2,400          174,600
  Emerson Electric Co.             198,900       10,643,139
  General Dynamics Corporation      11,900        1,265,565
  Global Power Equipment
    Group, Inc.*                       200            1,980
  Goodrich Corporation             120,200        3,283,864
  Harris Corporation                 3,200          115,968
  Harsco Corporation                 7,600          285,000
  HON Industries, Inc.               3,500           95,270
  Honeywell International,
    Inc.                            52,800        1,860,144
  Hubbell, Inc. Class B              2,900           99,035
  IIIinois Tool Works, Inc.        122,600        8,373,580
  Ikon Office Solutions, Inc.       13,400          125,960
  Imagistics International,
    Inc.*                              824           17,691
  ITT Industries, Inc.               4,600          324,760
  JDS Uniphase Corporation*         38,900          103,863
  Johnson Controls, Inc.             5,200          424,372
  KB HOME                           31,800        1,638,018
  Lennar Corporation                 3,100          189,720
  Lockheed Martin Corporation       21,600        1,501,200
  Molex, Inc.                        5,900          197,827
  Motorola, Inc.                   581,300        8,382,346
  Northrop Grumman Corporation       5,907          738,375
  NVR, Inc.*                         4,200        1,356,600
  Pall Corporation                   6,200          128,650
  Parker Hannifin Corporation        6,900          329,751
  Pitney Bowes, Inc.                12,800          508,416

                       See Notes to Financial Statements.

                                  SHARES         VALUE
                                ----------   --------------
  Pulte Homes, Inc.                  2,800   $      160,944
  Raytheon Co.                     197,900        8,064,425
  Republic Services, Inc.*          87,000        1,659,090
  Rockwell Automation, Inc.          9,200          183,816
  Rockwell Collins, Inc.             7,400          202,908
  Snap-On, Inc.                      3,400          100,946
  SPX Corporation*                   1,700          199,750
  Stanley Works (The)                4,800          196,848
  Steelcase, Inc. Class A            4,300           57,534
  Sycamore Networks, Inc.*           4,400           16,984
  Tektronix, Inc.*                   5,100           95,421
  Textron, Inc.                      7,000          328,300
  Thermo Electron Corporation*      10,300          169,950
  United Technologies
    Corporation                    129,550        8,796,445
  UTStarcom, Inc.*                   2,300           46,391
  Xerox Corporation                 42,200          294,134
                                             --------------
                                                 78,856,946
                                             --------------
TECHNOLOGY -- 2.3%
  3Com Corporation*                 13,200           58,080
  Acxiom Corporation*                4,300           75,207
  Advanced Micro Devices,
    Inc.*                            5,600           54,432
  Agere Systems, Inc. Class B*      17,650           26,475
  Amkor Technology, Inc.*            1,800           11,196
  Apple Computer, Inc.*             20,800          368,576
  Atmel Corporation*                12,000           75,120
  Autodesk, Inc.                     5,500           72,875
  Avnet, Inc.*                       6,900          151,731
  AVX Corporation                    2,800           45,724
  BMC Software, Inc.*                4,700           78,020
  Ceridian Corporation*              7,500          142,350
  Certegy, Inc.*                       300           11,133
  Cirrus Logic, Inc.*                  700            5,243
  CMGI, Inc.*                       17,200            8,256
  CNET Networks, Inc.*               3,600            7,164
  Computer Associates
    International, Inc.             26,900          427,441
  Computer Sciences
    Corporation*                     9,600          458,880
  Compuware Corporation*             9,200           55,844
  Conexant Systems, Inc.*           41,100           66,582
  Cypress Semiconductor
    Corporation*                     2,600           39,468
  Diebold, Inc.                      4,300          160,132
  DST Systems, Inc.*                   300           13,713
  Dun & Bradstreet
    Corporation*                     4,350          143,768
  Electronic Data Systems
    Corporation                     10,000          371,500
  Enterasys Networks, Inc.*          7,800           13,884
  Gateway, Inc.*                     9,800           43,512
  Hewlett-Packard Co.              715,350       10,930,547
  Inrange Technologies
    Corporation Class B*               200              950
  Integrated Device
    Technology, Inc.*                  300            5,442
  Intel Corporation                156,500        2,859,254

                                  SHARES         VALUE
                                ----------   --------------
  International Business
    Machines Corporation            37,300   $    2,685,600
  Intersil Corporation Class
    A*                              23,500          502,430
  Intuit, Inc.*                      3,200          159,104
  Kemet Corporation*                 5,000           89,300
  LSI Logic Corporation*           159,900        1,399,125
  Lucent Technologies, Inc.        201,600          334,656
  Maxtor Corporation*                8,200           37,064
  Micron Technology, Inc.*          16,500          333,630
  Mykrolis Corporation*                200            2,362
  National Semiconductor
    Corporation*                     6,800          198,356
  NCR Corporation*                   4,700          162,620
  Network Associates, Inc.*          3,400           65,518
  Openwave Systems, Inc.*            5,400           30,294
  Palm, Inc.*                        9,900           17,424
  Polycom, Inc.*                       600            7,194
  Quantum Corporation*               9,300           39,060
  Reynolds & Reynolds Co.
    (The) Class A                    3,200           89,440
  Riverstone Networks, Inc.          2,397            7,503
  RSA Security, Inc.*                1,300            6,253
  Sandisk Corporation*               1,700           21,080
  Sanmina-SCI Corporation*           5,576           35,185
  Seagate Technology, Inc.*          4,600                0
  Skyworks Solutions, Inc.*         14,426           80,065
  Solectron Corporation*             8,200           50,430
  Storage Technology
    Corporation*                     3,600           57,492
  Sybase, Inc.*                        900            9,495
  Symantec Corporation              17,000          558,450
  Synopsys, Inc.*                   22,900        1,255,149
  Tellium, Inc.*                       200              186
  TIBCO Software, Inc*                 400            2,224
  Unisys Corporation*               17,900          161,100
  Veritas Software
    Corporation*                         1               20
  Vignette Corporation*              7,800           15,366
  Vishay Intertechnology,
    Inc.*                            7,100          156,200
  Vitesse Semiconductor
    Corporation*                       700            2,177
                                             --------------
                                                 25,354,051
                                             --------------
UTILITIES -- 12.4%
  Allegheny Energy, Inc.             7,400          190,550
  Allegiance Telecom, Inc.*          1,000            1,830
  Allete, Inc.                       4,900          132,790
  Alliant Energy Corporation         5,300          136,210
  Alltel Corporation                18,300          860,100
  Ameren Corporation                 8,400          361,284
  American Electric Power Co.,
    Inc.                           178,100        7,127,562
  American Water Works Co.,
    Inc.                             4,600          198,766
  AT&T Corporation                 208,600        2,232,020
  BellSouth Corporation            110,600        3,483,900
  Black Hills Corporation            1,400           48,454
  Broadwing, Inc.*                  12,600           32,760

                       See Notes to Financial Statements.

VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                  SHARES         VALUE
                                ----------   --------------
  Cablevision Systems
    Corporation Class A*             5,100   $       48,246
  CenturyTel, Inc.                   8,300          244,850
  Charter Communications, Inc.
    Class A*                         6,500           26,520
  Cinergy Corporation                9,800          352,702
  Citizens Communications Co.*       8,600           71,896
  CMS Energy Corporation             7,800           85,644
  Comcast Corporation Class A*      41,900          998,896
  Conectiv*                          5,200          131,976
  Consolidated Edison, Inc.         12,500          521,875
  Constellation Energy Group,
    Inc.                            80,300        2,356,002
  Dominion Resources, Inc.          15,619        1,033,978
  DPL, Inc.                          7,400          195,730
  DTE Energy Co.                     9,500          424,080
  Duke Energy Corporation           48,800        1,517,680
  Edison International*             19,100          324,700
  Energy East Corporation            6,800          153,680
  Entergy Corporation              310,700       13,186,108
  Exelon Corporation                86,387        4,518,040
  FirstEnergy Corporation          301,512       10,064,471
  FPL Group, Inc.                   10,400          623,896
  General Motors-Hughes
    Electronics Corporation
    Class H*                        21,300          221,520
  Great Plains Energy, Inc.         23,500          478,225
  Idacorp, Inc.                      2,200           60,940
  Infonet Services Corporation
    Class B*                         2,600            6,448
  KeySpan Corporation               77,500        2,917,875
  Level 3 Communications,
    Inc.*                           10,100           29,795
  MDU Resources Group, Inc.         23,000          604,670
  Mediacom Communications
    Corporation*                     1,600           12,464
  Mirant Corporation*                8,288           60,502
  Nextel Partners, Inc. Class
    A*                               1,600            4,352
  Nicor, Inc.                        2,600          118,950
  NiSource, Inc.                    12,200          266,326
  Northeast Utilities              242,500        4,561,425
  NSTAR                              3,100          138,818
  Oklahoma Gas & Electric
    Corporation                      4,600          105,156
  Oneok, Inc.                       16,400          359,980
  PanAmSat Corporation*              1,200           27,120
  PG&E Corporation*                 22,800          407,892
  Pinnacle West Capital
    Corporation                      5,000          197,500
  Potomac Electric Power Co.        35,100          753,948
  PPL Corporation                  335,800       11,108,264
  Progress Energy, Inc.             16,000          672,138
  Public Service Enterprise
    Group, Inc.                     12,100          523,930
  Puget Energy, Inc.                 5,100          105,315
  Qwest Communications
    International, Inc.             43,600          122,080

                                  SHARES         VALUE
                                ----------   --------------
  Reliant Energy, Inc.             357,100   $    6,034,990
  Reliant Resources, Inc.*         179,300        1,568,875
  SBC Communications, Inc.         595,400       18,159,700
  Scana Corporation                  6,200          191,394
  Sempra Energy                    117,600        2,602,488
  Southern Co. (The)                40,900        1,120,660
  Sprint Corporation (FON
    Group)                         219,200        2,325,712
  TECO Energy, Inc.                  8,200          202,950
  Telephone & Data Systems,
    Inc.                             1,400           84,770
  TXU Corporation                   15,600          804,180
  US Cellular Corporation*             600           15,270
  Verizon Communications, Inc.     639,898       25,691,905
  Westar Energy, Inc.                4,100           62,935
  Wisconsin Energy Corporation      52,200        1,319,094
  WorldCom, Inc.-MCI Group           2,780            4,615
  WorldCom, Inc.-WorldCom
    Group*                         173,900          144,337
  Xcel Energy, Inc.                 21,940          367,934
                                             --------------
                                                136,254,638
                                             --------------
TOTAL COMMON STOCK
  (Cost $1,084,447,557)                       1,056,835,791
                                             --------------
SHORT-TERM INVESTMENTS -- 3.6%
  AB Funds Trust -- Money
    Market Fund
    (Cost $39,401,125)          39,401,125       39,401,125
                                             --------------

                                 PAR
                              ----------
U.S. TREASURY OBLIGATIONS -- 0.4%
    U.S. Treasury Bills
      1.68%, 07/18/02++++
      (Cost $3,856,951)       $3,860,000         3,856,670
                                            --------------
TOTAL INVESTMENTS -- 100.5%
  (Cost $1,127,705,633)                      1,100,093,586
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.5%)                        (5,148,947)
                                            --------------
NET ASSETS -- 100.0%                        $1,094,944,639
                                            ==============

                       See Notes to Financial Statements.

GROWTH EQUITY FUND

                          TOTAL RETURNS AS OF 6/30/02
--------------------------------------------------------------------------------

                                                                                                         RUSSELL 1000(R) GROWTH
                                            RETIREMENT CLASS    INSTITUTIONAL CLASS    RETAIL CLASS              INDEX
                                            ----------------    -------------------    ------------    --------------------------
  Since Inception (8/27/01 -- 6/30/02)         (20.46%)**           (20.30%)**          (20.60%)**              (22.15%)

Performance is historical and is not indicative of future results.

[LINE GRAPH]

                                                                      RETIREMENT CLASS            RUSSELL 1000(R) GROWTH INDEX*
                                                                      ----------------            -----------------------------
Aug 27 2001                                                                10000                              10000
Sep 2001                                                                    8506                               8535
Oct 2001                                                                    8946                               8982
Nov 2001                                                                    9837                               9846
Dec 2001                                                                    9812                               9827
Jan 2002                                                                    9642                               9823
Feb 2002                                                                    9266                               9585
Mar 2002                                                                    9642                              10346
Apr 2002                                                                    8858                               9184
May 2002                                                                    8619                               9758
Jun 2002                                                                    7954                               7785

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Russell 1000(R) Growth Index.

*The Russell 1000(R) Growth Index is a large-cap index consisting of those Russell 1000(R) Index securities with greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings-ratios, lower dividend yields and higher forecasted growth values than the value universe.

**These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2002                    SHARES          VALUE
-------------                  -----------   --------------
COMMON STOCK -- 91.4%
AUTO & TRANSPORTATION -- 1.7%
  C.H. Robinson Worldwide,
    Inc.*                            2,900   $       97,237
  Expeditors International of
    Washington, Inc.*                4,200          139,272
  Harley-Davidson, Inc.             13,200          676,764
  Northwest Airlines
    Corporation*                       900           10,854
  Skywest, Inc.                      1,600           37,424
  Southwest Airlines Co.           403,700        6,523,792
  Swift Transportation Co.,
    Inc.                               100            2,330
  U.S. Airways Group, Inc.             600            2,220
  United Parcel Service, Inc.
    Class B                        208,700       12,887,225
                                             --------------
                                                 20,377,118
                                             --------------
CONSUMER
  DISCRETIONARY -- 13.0%
  99 Cents Only Stores*                200            5,130
  Abercrombie & Fitch Co.
    Class A*                         4,000           96,480
  Advance Auto Parts*                  100            5,451
  Alliance Data Systems
    Corporation*                       200            5,110
  Amazon.com, Inc.*                  8,300          134,875
  American Eagle Outfitters,
    Inc.*                            2,200           46,508
  AOL Time Warner, Inc.*           177,900        2,616,909
  Apollo Group, Inc. Class A*        5,675          223,709
  Applebee's International,
    Inc.                               200            4,552
  Aramark Corporation Class
    B*                                 100            2,500
  Ariba, Inc.*                       4,000           12,760
  Autozone, Inc.*                    1,700          131,410
  Barnes & Noble, Inc.*                400           10,572
  Bed Bath & Beyond, Inc.*         138,100        5,211,894
  Best Buy Co., Inc.*               11,000          399,300
  Big Lots, Inc.                       600           11,808
  BJ's Wholesale Club, Inc.*         3,200          123,200
  Blockbuster, Inc. Class A            400           10,760
  Brinker International,
    Inc.*                            1,200           38,100
  Cablevision Systems
    Corporation-Rainbow Media
    Group Class A*                     250            2,188
  Callaway Golf Co.                  1,200           19,008
  Career Education
    Corporation*                       200            9,000
  Catalina Marketing
    Corporation*                     1,500           42,330
  CDW Computer Centers, Inc.*        1,900           88,939
  CEC Entertainment, Inc.*             100            4,130
  Cendant Corporation*              19,431          308,564
  Cheesecake Factory (The)*            200            7,096
  Chico's FAS, Inc.*                   100            3,632
  Circuit City Stores,
    Inc. -- Carmax Group*              100            2,165
  Circuit City Stores,
    Inc. -- Circuit City
    Group                              100            1,875

                                 SHARES          VALUE
                               -----------   --------------
  Clear Channel
    Communications, Inc.*            9,225   $      295,385
  Clorox Co.                           300           12,405
  Coach, Inc.*                       2,000          109,800
  Colgate-Palmolive Co.            178,400        8,928,920
  Columbia Sportswear Co.*             400           12,800
  Convergys Corporation*             7,600          148,048
  Copart, Inc.*                        300            4,869
  Costco Wholesale
    Corporation*                   191,400        7,391,868
  Cox Radio, Inc. Class A*           1,600           38,560
  Cumulus Media, Inc. Class
    A*                                 100            1,378
  Darden Restaurants, Inc.           1,550           38,285
  DeVry, Inc.*                       2,500           57,100
  Dial Corporation (The)               200            4,004
  Dollar General Corporation        11,743          223,469
  Dollar Tree Stores, Inc.*          4,350          171,434
  Donnelley (R.R.) & Sons Co.          100            2,755
  DoubleClick, Inc.*                 4,400           32,648
  Dow Jones & Co., Inc.              1,000           48,450
  EarthLink, Inc.*                   1,415            9,509
  eBay, Inc.*                        6,300          388,206
  Education Management
    Corporation*                       100            4,073
  Entercom Communications
    Corporation*                       100            4,590
  Entravision Communications
    Corporation Class A*               600            7,350
  Estee Lauder Cos., Inc.
    (The) Class A                    3,800          133,760
  Ethan Allen Interiors, Inc.          100            3,485
  Expedia, Inc. Class A*               400           23,716
  Extended Stay America,
    Inc.*                              100            1,622
  Exult, Inc.*                       3,200           20,800
  Family Dollar Stores, Inc.         6,500          229,125
  Fastenal Co.                       2,600          100,126
  Foot Locker, Inc.*                   500            7,225
  Furniture Brands
    International, Inc.*               100            3,025
  Gap, Inc. (The)                   26,800          380,560
  Gemstar-TV Guide
    International, Inc.*             3,800           20,482
  Getty Images, Inc.*                  100            2,177
  Gillette Co. (The)               223,800        7,580,106
  Harman International
    Industries, Inc.                   100            4,925
  Harte-Hanks, Inc.                    350            7,193
  Hilton Hotels Corporation            300            4,170
  Hispanic Broadcasting
    Corporation*                     2,300           60,030
  Home Depot, Inc. (The)           738,850       27,137,960
  Homestore, Inc.*                   3,000            4,320
  Hotels.com Class A*                  300           12,669
  i2 Technologies, Inc.*            11,700           17,316
  Ingram Micro, Inc. Class A*          300            4,125
  International Speedway
    Corporation Class A                400           16,040

                       See Notes to Financial Statements.

                                 SHARES          VALUE
                               -----------   --------------
  Interpublic Group Cos.,
    Inc.                            15,028   $      372,093
  Iron Mountain, Inc.*               1,650           50,903
  Jones Apparel Group, Inc.*         3,200          120,000
  Kimberly-Clark Corporation        54,300        3,366,600
  Knight-Ridder, Inc.                1,400           88,130
  Kohl's Corporation*              124,500        8,724,960
  Krispy Kreme Doughnuts,
    Inc.*                            1,800           57,942
  Lamar Advertising Co.*               200            7,442
  Leggett & Platt, Inc.                200            4,680
  Limited Brands                     4,110           87,543
  Lowe's Cos., Inc.                239,200       10,859,680
  Macrovision Corporation*           1,600           20,976
  Manpower, Inc.                       200            7,350
  Marriott International,
    Inc. Class A                     1,600           60,880
  Mattel, Inc.                       1,600           33,728
  Maytag Corporation                 2,300           98,095
  McGraw Hill Co., Inc. (The)        3,500          208,950
  Metro-Goldwyn-Mayer, Inc.*           700            8,190
  Michaels Stores, Inc.*               300           11,700
  Mohawk Industries, Inc.*             800           49,224
  New York Times Co. Class A           400           20,600
  Newell Rubbermaid, Inc.              100            3,506
  Nike, Inc. Class B                35,400        1,899,210
  O'Reilly Automotive, Inc.*           100            2,756
  Omnicom Group, Inc.                8,100          370,980
  Outback Steakhouse, Inc.*            500           17,550
  Petco Animal Supplies,
    Inc.*                              100            2,491
  PETsMART, Inc.*                      500            7,975
  Pier 1 Imports, Inc.                 100            2,100
  Polaris Industries, Inc.             100            6,500
  Primedia, Inc.*                    9,700           11,834
  Procter & Gamble Co.             113,100       10,099,830
  Quanta Services, Inc.*               500            4,935
  Quintiles Transnational
    Corporation*                     2,300           28,727
  Radio One, Inc. Class D*             200            2,974
  RadioShack Corporation             7,800          234,468
  Reader's Digest
    Association, Inc. (The)
    Class A                            400            7,492
  Rent-A-Center, Inc.*                 100            5,801
  Robert Half International,
    Inc.*                            6,700          156,110
  Ross Stores, Inc.                    300           12,225
  Ruby Tuesday, Inc.                   300            5,820
  Sabre Holdings Corporation*       96,300        3,447,540
  Scholastic Corporation*              100            3,790
  Scripps Co. (E.W.) Class A           100            7,700
  Sonic Automotive, Inc.*              100            2,575
  Staples, Inc.*                   192,100        3,784,370
  Starbucks Corporation*            16,700          414,995
  Starwood Hotels & Resorts
    Worldwide, Inc.                    400           13,156
  Talbots, Inc.                      1,100           38,500
  Target Corporation                83,500        3,181,350

                                 SHARES          VALUE
                               -----------   --------------
  Tech Data Corporation*               500   $       18,925
  Ticketmaster Class B*                500            9,355
  Tiffany & Co.                      6,200          218,240
  Timberland Co. Class A*              900           32,238
  TJX Cos., Inc.                    23,900          468,679
  TMP Worldwide, Inc.*               3,400           73,100
  United Rentals, Inc.*                300            6,540
  University of Phoenix
    Online*                            633           18,749
  Univision Communications,
    Inc. Class A*                  107,900        3,388,060
  USA Interactive*                   3,100           72,695
  Viad Corporation                     800           20,800
  Wal-Mart Stores, Inc.            702,300       38,633,522
  WebMD Corporation*                 4,600           25,898
  Weight Watchers
    International, Inc.*               100            4,344
  Wendy's International, Inc.          300           11,949
  Westwood One, Inc.*                  300           10,026
  Wiley (John) & Sons, Inc.
    Class A                            200            4,796
  Williams-Sonoma, Inc.*             4,000          122,640
  Yahoo!, Inc.*                     15,544          229,429
  Yum! Brands, Inc.*                   900           26,325
                                             --------------
                                                154,724,054
                                             --------------
CONSUMER STAPLES -- 5.5%
  Campbell Soup Co.                  3,900          107,874
  Church and Dwight Co., Inc.          100            3,133
  Coca-Cola Co. (The)              248,800       13,932,800
  Coca-Cola Enterprises, Inc.        3,200           70,656
  CVS Corporation                   13,700          419,220
  Dreyer's Grand Ice Cream,
    Inc.                               100            6,860
  General Mills, Inc.                1,000           44,080
  Heinz (H.J.) Co.                   5,900          242,490
  Hershey Foods Corporation            800           50,000
  J.M. Smucker Co. (The)               200            6,826
  Kellogg Co.                        4,400          157,784
  Kraft Foods, Inc. Class A        325,300       13,321,035
  Kroger Co.*                       34,300          682,570
  McCormick & Co., Inc.              2,000           51,500
  Pepsi Bottling Group, Inc.         7,000          215,600
  PepsiCo, Inc.                    354,280       17,076,296
  Performance Food Group Co.*          100            3,386
  Rite Aid Corporation*              9,900           23,265
  Safeway, Inc.*                    19,100          557,529
  Sara Lee Corporation              14,900          307,536
  Sysco Corporation                246,900        6,720,618
  Tootsie Roll Industries,
    Inc.                               718           27,686
  Walgreen Co.                     294,700       11,384,261
  Whole Foods Market, Inc.*          2,200          106,084
  Winn-Dixie Stores, Inc.              300            4,677
  Wrigley (W.M.), Jr. Co.            3,000          166,050
                                             --------------
                                                 65,689,816
                                             --------------

                       See Notes to Financial Statements.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                 SHARES          VALUE
                               -----------   --------------
ENERGY -- 1.7%
  Anadarko Petroleum
    Corporation                     60,400   $    2,977,720
  Apache Corporation                 1,430           82,196
  Arch Coal, Inc.                      600           13,626
  Baker Hughes, Inc.                89,700        2,986,113
  BJ Services Co.*                  88,200        2,988,217
  Burlington Resources, Inc.         3,500          133,000
  Consol Energy, Inc.                  900           19,125
  Cooper Cameron Corporation*        2,200          106,524
  Devon Energy Corporation           1,026           50,561
  Diamond Offshore Drilling,
    Inc.                             1,500           42,750
  Dynegy, Inc. Class A               9,952           71,654
  El Paso Corporation                4,900          100,989
  ENSCO International, Inc.          4,700          128,122
  EOG Resources, Inc.                3,000          119,100
  FMC Technologies, Inc.*            1,500           31,140
  Forest Oil Corporation*              700           19,901
  GlobalSantaFe Corporation         75,000        2,051,250
  Grant Prideco, Inc.*               1,000           13,600
  Halliburton Co.                   18,200          290,108
  Hanover Compressor Co.*            3,100           41,850
  Kerr-McGee Corporation               300           16,065
  Kinder Morgan, Inc.                1,300           49,426
  Murphy Oil Corporation             1,300          107,250
  Nabors Industries, Ltd.*          71,900        2,538,070
  National-Oilwell, Inc.*            3,400           71,570
  Newfield Exploration Co.*          1,500           55,755
  Noble Corporation*                60,000        2,316,000
  Noble Energy, Inc.                   100            3,605
  Ocean Energy, Inc.                 4,500           97,515
  Patterson-UTI Energy, Inc.*        3,000           84,690
  Peabody Energy Corporation           400           11,320
  Pioneer Natural Resources
    Co.*                               100            2,605
  Plug Power, Inc.*                    500            3,955
  Pogo Producing Co.                   700           22,834
  Pride International, Inc.*         3,200           50,112
  Rowan Cos., Inc.                   3,200           68,640
  Smith International, Inc.*         2,200          150,018
  Tidewater, Inc.                    1,200           39,504
  Varco International, Inc.*         2,300           40,342
  Weatherford International,
    Ltd.*                           50,000        2,160,000
  Williams Cos., Inc.                2,120           12,699
  XTO Energy, Inc.                   4,700           96,820
                                             --------------
                                                 20,266,341
                                             --------------
FINANCIAL SERVICES -- 15.4%
  Accenture, Ltd. Class A*         250,000        4,750,000
  Affiliated Managers Group,
    Inc.*                              100            6,150
  AFLAC, Inc.                      191,300        6,121,600
  Allied Capital Corporation         2,200           49,830
  American Express Co.               7,000          254,240

                                 SHARES          VALUE
                               -----------   --------------
  American International
    Group, Inc.                    497,700   $   33,958,070
  AmeriCredit Corporation*           3,300           92,565
  Ameritrade Holding
    Corporation Class A*             5,000           23,000
  Archstone-Smith Trust REIT         1,700           45,390
  Arthur J. Gallagher & Co.          3,700          128,205
  Bank of New York Co., Inc.
    (The)                           12,400          418,500
  BB&T Corporation                   1,300           50,180
  Block (H&R), Inc.                  3,900          179,985
  Brown & Brown, Inc.                  200            6,300
  Capital One Financial
    Corporation                    104,500        6,379,725
  Citigroup, Inc.                  134,900        5,227,375
  Commerce Bancorp, Inc.               700           30,940
  Concord EFS, Inc.*               128,000        3,857,920
  Deluxe Corporation                   300           11,667
  Doral Financial Corporation          100            3,339
  E*trade Group, Inc.*               5,800           31,668
  Eaton Vance Corporation            2,500           78,000
  Equifax, Inc.                      6,300          170,100
  Fannie Mae                       159,700       11,777,875
  Federated Investors, Inc.
    Class B                          3,450          119,267
  Fifth Third Bancorp               17,450        1,163,043
  Franklin Resources, Inc.          70,000        2,984,800
  Freddie Mac                      142,600        8,727,120
  Goldman Sachs Group, Inc.         70,200        5,149,170
  Household International,
    Inc.                             5,900          293,230
  Hudson United Bancorp                100            2,856
  Instinet Group, Inc.*                500            3,260
  Investment Technology
    Group, Inc.*                     2,150           70,305
  Investors Financial
    Services Corporation             2,900           97,266
  John Nuveen Co. (The) Class
    A                                  400           10,280
  Knight Trading Group, Inc.*        2,200           11,528
  KPMG Consulting, Inc.*             3,400           50,524
  LaBranche & Co., Inc.*             1,700           38,930
  Legg Mason, Inc.                     100            4,934
  Marsh & McLennan Cos., Inc.       41,800        4,037,880
  MBNA Corporation                  31,200        1,031,784
  Mellon Financial
    Corporation                        900           28,287
  Metris Cos., Inc.                  1,300           10,803
  Moody's Corporation                5,900          293,525
  Morgan Stanley                     2,400          103,392
  Neuberger Berman, Inc.             1,500           54,900
  New York Community Bancorp,
    Inc.                               100            2,668
  North Fork Bancorporation,
    Inc.                               200            7,962
  Northern Trust Corporation         3,900          171,834
  Paychex, Inc.                    317,925        9,947,873
  Progressive Corporation
    (The)                          565,900       32,737,315

                       See Notes to Financial Statements.

                                 SHARES          VALUE
                               -----------   --------------
  Provident Financial Group,
    Inc.                               100   $        2,901
  Providian Financial
    Corporation                     11,700           68,796
  Radian Group, Inc.               205,900       10,058,215
  Schwab (Charles)
    Corporation (The)              779,076        8,725,651
  SLM Corporation                   77,100        7,470,990
  State Street Corporation           6,700          299,490
  Stilwell Financial, Inc.         520,600        9,474,920
  Synovus Financial
    Corporation                      8,900          244,928
  T Rowe Price Group, Inc.             100            3,288
  TCF Financial Corporation            200            9,820
  Waddell & Reed Financial,
    Inc. Class A                     3,200           73,344
  Wells Fargo & Co.                 70,600        3,534,236
  Willis Group Holdings,
    Ltd.*                           95,500        3,142,905
                                             --------------
                                                183,916,844
                                             --------------
HEALTHCARE -- 22.4%
  Abbott Laboratories               93,400        3,516,510
  Abgenix, Inc.*                     3,100           30,380
  Accredo Health, Inc.*                100            4,614
  AdvancePCS*                        4,000           95,760
  Affymetrix, Inc.*                  1,700           40,783
  Alkermes, Inc.*                    2,600           41,626
  Allergan, Inc.                     5,800          387,150
  AmerisourceBergen
    Corporation                      2,755          209,380
  Amgen, Inc.*                     492,100       20,609,148
  AMN Healthcare Services,
    Inc.*                              100            3,501
  Andrx Corporation-Andrx
    Group*                           2,600           70,122
  Anthem, Inc.*                        300           20,244
  Apogent Technologies, Inc.*        1,700           34,969
  Barr Laboratories, Inc.*           1,100           69,883
  Baxter International, Inc.       234,125       10,406,856
  Beckman Coulter, Inc.              1,900           94,810
  Becton Dickinson & Co.               100            3,445
  Biogen, Inc.*                    216,700        8,977,881
  Biomet, Inc.                      11,800          320,016
  Boston Scientific
    Corporation*                     3,400           99,688
  Bristol-Myers Squibb Co.          57,300        1,472,610
  Cardinal Health, Inc.            144,700        8,886,027
  Caremark Rx, Inc.*                 9,900          163,350
  Celgene Corporation*               3,300           50,490
  Cephalon, Inc.*                    2,000           90,400
  Cerner Corporation*                1,000           47,830
  Charles River Laboratories
    International, Inc.*               200            7,010
  Chiron Corporation*                3,900          137,865
  Community Health Systems,
    Inc.*                            1,900           50,920
  Conventry Health Care,
    Inc.*                              100            2,842
  CuraGen Corporation*               1,600            8,816
  Cytyc Corporation*                 5,300           40,386

                                 SHARES          VALUE
                               -----------   --------------
  DaVita, Inc.*                      2,700   $       64,260
  Dentsply International,
    Inc.                             2,200           81,202
  Diagnostic Products
    Corporation                        100            3,700
  Edwards Lifesciences
    Corporation*                       200            4,640
  Enzon, Inc.*                       1,700           42,704
  Express Scripts, Inc. Class
    A*                               3,400          170,374
  First Health Group
    Corporation*                     3,900          109,356
  Forest Laboratories, Inc.*       113,900        8,064,120
  Genentech, Inc.*                 389,680       13,054,280
  Genzyme Corporation*               8,600          165,464
  Gilead Sciences, Inc.*           147,200        4,839,936
  Guidant Corporation*              13,400          405,082
  HCA, Inc.                          4,900          232,750
  Health Management
    Associates, Inc. Class A*        5,300          106,795
  Health Net, Inc.*                    100            2,677
  Healthsouth Corporation*             100            1,279
  Henry Schein, Inc.*                  300           13,350
  Human Genome Sciences,
    Inc.*                            5,300           71,020
  ICN Pharmaceuticals, Inc.          1,800           43,578
  ICOS Corporation*                  2,000           33,920
  Idec Pharmaceuticals
    Corporation*                   102,600        3,637,170
  ImClone Systems, Inc.*             2,464           21,424
  Immunex Corporation*              14,100          314,994
  IMS Health, Inc.                  12,900          231,555
  Inhale Therapeutic Systems,
    Inc.*                            1,800           17,874
  Invitrogen Corporation*            2,200           70,422
  IVAX Corporation*                  6,750           72,900
  Johnson & Johnson                423,192       22,116,014
  King Pharmaceuticals, Inc.*        8,466          188,368
  Laboratory Corporation of
    America Holdings*                4,400          200,860
  LifePoint Hospitals, Inc.*           200            7,262
  Lilly (Eli) & Co.                274,600       15,487,440
  Lincare Holdings, Inc.*            4,100          132,430
  Manor Care, Inc.*                    200            4,600
  McKesson Corporation               2,459           80,409
  Medarex, Inc.*                     2,900           21,518
  Medicis Pharmaceutical
    Class A*                         1,000           42,760
  Medimmune, Inc.*                  60,875        1,607,100
  Medtronic, Inc.                  275,746       11,815,716
  Merck & Co., Inc.                 61,100        3,094,104
  Mid Atlantic Medical
    Services, Inc.*                    200            6,270
  Millennium Pharmaceuticals,
    Inc.*                           11,573          140,612
  Mylan Laboratories, Inc.           2,500           78,375
  Myriad Genetics, Inc.*               900           18,306
  Oakley, Inc.*                      1,000           17,400

                       See Notes to Financial Statements.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                 SHARES          VALUE
                               -----------   --------------
  Omnicare, Inc.                       700   $       18,382
  Orthodontic Centers of
    America, Inc.*                   1,700           39,185
  OSI Pharmaceuticals, Inc.*         1,400           34,034
  Oxford Health Plans, Inc.*         3,900          181,194
  Patterson Dental Co.*              2,200          110,726
  Pfizer, Inc.                   1,700,950       59,533,251
  Pharmaceutical Product
    Development, Inc.*               1,800           47,412
  Pharmacia Corporation            406,700       15,230,915
  Priority Healthcare
    Corporation Class B*               800           18,800
  Protein Design Labs, Inc.*         3,500           38,010
  Quest Diagnostics, Inc.*          69,400        5,971,870
  Renal Care Group, Inc.*              100            3,115
  Resmed, Inc.*                      1,300           38,220
  Ribapharm, Inc.*                     100              909
  Schering-Plough Corporation      435,600       10,715,760
  Sepracor, Inc.*                    3,000           28,650
  SICOR, Inc.*                       2,500           46,350
  St. Jude Medical, Inc.*            3,600          265,860
  Steris Corporation*                  300            5,733
  Stryker Corporation                5,900          315,709
  Tenet Healthcare
    Corporation*                     2,200          157,410
  Triad Hospitals, Inc.*               900           38,142
  Trigon Healthcare, Inc.*             200           20,116
  UnitedHealth Group, Inc.          10,800          988,740
  Universal Health Services,
    Inc. Class B*                    1,200           58,800
  Varian Medical Systems,
    Inc.*                            3,000          121,650
  Vertex Pharmaceuticals,
    Inc.*                            2,900           47,212
  Viasys Healthcare, Inc.*             700           12,215
  Watson Pharmaceuticals,
    Inc.*                            4,300          108,661
  Wellpoint Health Networks,
    Inc.*                           60,600        4,715,286
  Wyeth                            506,400       25,927,680
  Zimmer Holdings, Inc.*             5,750          205,045
                                             --------------
                                                267,976,724
                                             --------------
INTEGRATED OILS -- 1.1%
  Amerada Hess Corporation             100            8,250
  BP PLC ADR                        60,000        3,029,400
  ChevronTexaco Corporation         25,000        2,212,500
  Exxon Mobil Corporation          200,000        8,184,000
                                             --------------
                                                 13,434,150
                                             --------------
MATERIALS & PROCESSING --0.1%
  Alcoa, Inc.                        3,600          119,340
  Allied Waste Industries,
    Inc.*                            2,700           25,920
  American Standard Cos.,
    Inc.*                            2,400          180,240
  Avery Dennison Corporation         2,000          125,500
  Cabot Microelectronics
    Corporation*                     1,000           43,160
  Catellus Development
    Corporation*                       500           10,210
  Cintas Corporation                 5,100          252,093
  Ecolab, Inc.                       5,200          240,396

                                 SHARES          VALUE
                               -----------   --------------
  Fluor Corporation                    100   $        3,895
  Freeport-McMoRan Copper &
    Gold, Inc. Class B*              3,500           62,475
  International Flavors &
    Fragrances, Inc.                   100            3,249
  Jacobs Engineering Group,
    Inc.*                              400           13,912
  Masco Corporation                    800           21,688
  Newmont Mining Corporation         8,000          210,640
  Packaging Corporation of
    America*                           300            5,967
  Plum Creek Timber Co., Inc.
    REIT                             2,055           63,089
  Sealed Air Corporation*            3,400          136,918
  Shaw Group, Inc. (The)*            1,700           52,190
  Sigma-Aldrich Corporation            100            5,015
  Solutia, Inc.                      1,900           13,338
  St. Joe Co. (The)                    100            3,002
  Valspar Corporation                  100            4,514
  Vulcan Materials Co.                 400           17,520
  Waste Management, Inc.               400           10,420
                                             --------------
                                                  1,624,691
                                             --------------
PRODUCER DURABLES -- 6.8%
  3M Co.                             6,300          774,900
  Acterna Corporation*               4,900            2,014
  ADC Telecommunications,
    Inc.*                           11,400           26,106
  Advanced Fibre
    Communications, Inc.*            1,800           29,772
  AGCO Corporation                     200            3,900
  Agilent Technologies, Inc.*        7,223          170,824
  Alliant Techsystems, Inc.*           100            6,380
  American Power Conversion
    Corporation*                       100            1,263
  American Tower Corporation
    Class A*                         3,100           10,695
  Arrow Electronics, Inc.*             100            2,075
  Avaya, Inc.*                      14,583           72,186
  Black & Decker Corporation         1,000           48,200
  Boeing Co. (The)                  17,400          783,000
  Capstone Turbine
    Corporation*                     1,500            2,490
  CIENA Corporation*                15,918           66,697
  Comverse Technology, Inc.*         7,800           72,228
  Corning, Inc.                     17,800           63,190
  Corvis Corporation*               10,200            6,630
  Crown Castle International
    Corporation*                     3,400           13,362
  Danaher Corporation                3,800          252,130
  Donaldson Co., Inc.                  100            3,504
  Dover Corporation                    600           21,000
  DR Horton, Inc.                      100            2,603
  Eaton Corporation                  1,100           80,025
  Finisar Corporation*               5,000           11,850
  Flowserve Corporation*               200            5,960
  General Dynamics
    Corporation                    125,200       13,315,020
  General Electric Co.++++       1,398,200       40,617,709

                       See Notes to Financial Statements.

                                 SHARES          VALUE
                               -----------   --------------
  Global Power Equipment
    Group, Inc.*                       200   $        1,980
  Graco, Inc.                          200            5,028
  Harris Corporation                   600           21,744
  Herman Miller, Inc.                3,300           66,990
  Honeywell International,
    Inc.                             3,300          116,259
  Illinois Tool Works, Inc.            400           27,320
  Imagistics International,
    Inc.*                              188            4,036
  JDS Uniphase Corporation*         23,880           63,760
  L-3 Communications
    Holdings, Inc.*                  2,000          108,000
  Lockheed Martin Corporation       72,100        5,010,950
  Mettler Toledo
    International, Inc.*             1,500           55,305
  Molex, Inc.                        1,950           65,384
  Motorola, Inc.                    11,721          169,017
  Northrop Grumman
    Corporation                        287           35,875
  Pall Corporation                     300            6,225
  Pitney Bowes, Inc.                 1,600           63,552
  Power-One, Inc.*                   2,300           14,306
  Qualcomm, Inc.*                  420,900       11,570,541
  RF Micro Devices, Inc.*            5,900           44,958
  Rockwell Collins, Inc.             1,300           35,646
  Scientific-Atlanta, Inc.           6,200          101,990
  Sonus Networks, Inc.*              6,100           12,322
  SPX Corporation*                     400           47,000
  Stanley Works (The)                  200            8,202
  Sycamore Networks, Inc.*           2,500            9,650
  Symbol Technologies, Inc.          9,600           81,600
  Tekelec*                           1,800           14,454
  Tektronix, Inc.*                     100            1,871
  Tellabs, Inc.*                    17,000          105,400
  Thermo Electron
    Corporation*                       200            3,300
  Titan Corporation*                   300            5,487
  United Technologies
    Corporation                     92,300        6,267,170
  UTStarcom, Inc.*                     200            4,034
  Zebra Technologies
    Corporation Class A*               100            4,822
                                             --------------
                                                 80,619,891
                                             --------------
TECHNOLOGY -- 22.9%
  3Com Corporation*                  5,000           22,000
  Activision, Inc.*                    200            5,812
  Acxiom Corporation*                  800           13,992
  Adaptec, Inc.*                       200            1,578
  Adobe Systems, Inc.              145,300        4,141,050
  Advanced Micro Devices,
    Inc.*                           10,200           99,144
  Advent Software, Inc.*             1,300           33,410
  Affiliated Computer
    Services, Inc. Class A*          4,400          208,912
  Agere Systems, Inc. Class
    B*                              53,000           79,500
  Altera Corporation*               15,900          216,240
  Amkor Technology, Inc.*            4,100           25,502
  Amphenol Corporation Class
    A*                               1,800           64,800

                                 SHARES          VALUE
                               -----------   --------------
  Analog Devices, Inc.*             15,300   $      454,410
  Applera Corporation-Applied
    Biosystems Group                 9,300          181,257
  Applied Materials, Inc.*       1,091,950       20,768,889
  Applied Micro Circuits
    Corporation*                    11,900           56,287
  Atmel Corporation*                 9,200           57,592
  Autodesk, Inc.                       700            9,275
  Automatic Data Processing,
    Inc.                           127,200        5,539,560
  AVX Corporation                      200            3,266
  Axcelis Technologies, Inc.*        3,900           44,070
  BEA Systems, Inc.*                13,700          130,287
  BISYS Group, Inc. (The)*           4,800          159,840
  BMC Software, Inc.*                6,500          107,900
  Broadcom Corporation Class
    A*                               8,200          143,828
  BroadVision, Inc.*                 8,600            2,666
  Brocade Communications
    Systems, Inc.*                   9,600          167,808
  Cadence Design Systems,
    Inc.*                           11,000          177,320
  Ceridian Corporation*                500            9,490
  Certegy, Inc.*                     2,750          102,053
  Checkfree Corporation*             2,500           39,100
  ChoicePoint, Inc.*                 3,633          165,193
  Cirrus Logic, Inc.*                2,200           16,478
  Cisco Systems, Inc.*           1,436,800       20,043,360
  Citrix Systems, Inc.*              8,100           48,924
  CNET Networks, Inc.*               2,000            3,980
  Computer Associates
    International, Inc.                200            3,178
  Computer Sciences
    Corporation*                       100            4,780
  Compuware Corporation*             7,600           46,132
  Conexant Systems, Inc.*            4,900            7,938
  Cree, Inc.*                        2,900           38,367
  CSG Systems International,
    Inc.*                            2,100           40,194
  Cymer, Inc.*                         100            3,504
  Cypress Semiconductor
    Corporation*                     3,200           48,576
  Dell Computer Corporation*       862,900       22,556,206
  DST Systems, Inc.*                 3,000          137,130
  Dun & Bradstreet
    Corporation*                       200            6,610
  Electronic Arts, Inc.*             5,600          369,880
  Electronic Data Systems
    Corporation                    143,800        5,342,170
  EMC Corporation*                  93,300          704,415
  Emulex Corporation*                3,500           78,785
  Enterasys Networks, Inc.*          2,500            4,450
  Extreme Networks, Inc.*            4,000           39,080
  Fair Isaac & Co., Inc.               100            3,287
  Fairchild Semiconductor
    International, Inc. Class
    A*                               4,400          106,920
  First Data Corporation           183,400        6,822,480
  Fiserv, Inc.*                      8,425          309,282

                       See Notes to Financial Statements.

GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                 SHARES          VALUE
                               -----------   --------------
  Fisher Scientific
    International, Inc.*               200   $        5,600
  Foundry Networks, Inc.*            3,400           23,902
  Gateway, Inc.*                       400            1,776
  Gentex Corporation*                3,300           90,651
  Global Payments, Inc.                100            2,975
  Henry (Jack) & Associates,
    Inc.                             2,900           48,401
  Informatica Corporation*           2,600           18,434
  Inrange Technologies
    Corporation Class B*               200              950
  Integrated Circuit Systems,
    Inc.*                              200            4,038
  Integrated Device
    Technology, Inc.*                4,100           74,374
  Intel Corporation              1,277,340       23,337,001
  International Business
    Machines Corporation            50,400        3,628,800
  International Rectifier
    Corporation*                     2,700           78,705
  Internet Security Systems,
    Inc.*                            1,500           19,680
  Intersil Corporation Class
    A*                               5,500          117,590
  Interwoven, Inc.*                  3,500           10,675
  Intuit, Inc.*                      5,700          283,404
  J.D. Edwards & Co.*                  400            4,860
  Jabil Circuit, Inc.*             175,000        3,694,250
  Juniper Networks, Inc.*          158,000          892,700
  KLA-Tencor Corporation*            8,200          360,718
  Lam Research Corporation*          5,500           98,890
  Lattice Semiconductor
    Corporation*                     3,600           31,284
  Lexmark International,
    Inc.*                            5,700          310,080
  Linear Technology
    Corporation                     13,900          436,877
  LSI Logic Corporation*             5,700           49,875
  Manugistics Group, Inc.*           2,100           12,831
  Maxim Integrated Products,
    Inc.*                          467,159       17,906,204
  Maxtor Corporation*                1,800            8,136
  McData Corporation Class A*          795            7,004
  Mentor Graphics
    Corporation*                     2,600           36,972
  Mercury Interactive
    Corporation*                     3,200           73,472
  Micrel, Inc.*                      2,800           40,264
  Microchip Technology, Inc.*        8,712          238,970
  Micromuse, Inc.*                   3,000           13,350
  Micron Technology, Inc.*          11,500          232,530
  Microsoft Corporation*         1,217,900       66,619,129
  Millipore Corporation              2,100           67,158
  MKS Instruments, Inc.*               100            2,007
  Mykrolis Corporation*              1,285           15,176
  National Instruments
    Corporation*                     1,300           42,328
  National Semiconductor
    Corporation*                     3,000           87,510
  NCR Corporation*                     500           17,300

                                 SHARES          VALUE
                               -----------   --------------
  Network Appliance, Inc.*         904,400   $   11,250,736
  Network Associates, Inc.*          3,900           75,153
  Novellus Systems, Inc.*            6,000          204,000
  Nvidia Corporation*                4,800           82,464
  Openwave Systems, Inc.*            3,121           17,509
  Oracle Corporation*              379,900        3,597,653
  Palm, Inc.*                       16,005           28,169
  Parametric Technology
    Corporation*                    10,400           35,672
  Peoplesoft, Inc.*                 11,700          174,096
  Peregrine Systems, Inc.*           6,800            2,040
  PerkinElmer, Inc.                  4,800           53,040
  Perot Systems Corporation
    Class A*                           300            3,267
  Pixar, Inc.*                     164,700        7,263,270
  PMC-Sierra, Inc.*                  7,300           67,671
  Polycom, Inc.*                     3,800           45,562
  QLogic Corporation*                4,100          156,210
  Quest Software, Inc.*              1,300           18,889
  Rational Software
    Corporation*                     8,300           68,143
  RealNetworks, Inc.*                3,800           15,466
  Redback Networks, Inc.*            5,200            9,308
  Retek, Inc.*                       1,900           46,170
  Reynolds & Reynolds Co.
    (The) Class A                      300            8,385
  Riverstone Networks, Inc.          3,082            9,647
  RSA Security, Inc.*                1,250            6,013
  Sandisk Corporation*               1,500           18,600
  Sanmina-SCI Corporation*          17,708          111,737
  Seagate Technology, Inc.*          5,600                0
  SEI Investments Co.                3,100           87,327
  Semtech Corporation*               2,700           72,090
  Siebel Systems, Inc.*            876,140       12,458,711
  Skyworks Solutions, Inc.*          1,544            8,571
  Solectron Corporation*            25,000          153,750
  Storage Technology
    Corporation*                     1,800           28,746
  StorageNetworks, Inc.*             2,300            4,529
  Sun Microsystems, Inc.*          285,400        1,429,854
  Sungard Data Systems, Inc.*       12,200          323,056
  Sybase, Inc.*                      3,700           39,035
  Symantec Corporation               6,300          206,955
  Synopsys, Inc.*                    2,700          147,987
  Taiwan Semiconductor
    Manufacturing Co., Ltd.
    ADR*                           326,876        4,249,388
  Tellium, Inc.*                       200              186
  Teradyne, Inc.*                    7,900          185,650
  Texas Instruments, Inc.          426,100       10,098,570
  TIBCO Software, Inc*               2,200           12,232
  Total System Services, Inc.        1,600           30,096
  Transmeta Corporation*             3,800            8,930
  Unisys Corporation*                  900            8,100
  VeriSign, Inc.*                    9,790           70,390
  Veritas Software
    Corporation*                   117,325        2,321,862

                       See Notes to Financial Statements.

                                 SHARES          VALUE
                               -----------   --------------
  Vignette Corporation*              4,400   $        8,668
  Vishay Intertechnology,
    Inc.*                              900           19,800
  Vitesse Semiconductor
    Corporation*                     7,400           23,014
  Waters Corporation*                5,700          152,190
  Wind River Systems, Inc.*          2,500           12,525
  Xilinx, Inc.*                    332,100        7,449,003
                                             --------------
                                                272,045,053
                                             --------------
UTILITIES -- 0.8%
  AES Corporation (The)*            17,700           95,934
  Allegiance Telecom, Inc.*          2,650            4,850
  AT&T Wireless Services,
    Inc.*                           91,535          535,480
  Black Hills Corporation              100            3,461
  Calpine Corporation*              15,200          106,856
  Citizens Communications
    Co.*                             6,000           50,160
  Comcast Corporation Class
    A*                             124,500        2,968,079
  EchoStar Communications
    Corporation Class A*             9,500          176,320
  General Motors-Hughes
    Electronics Corporation
    Class H*                        22,300          231,920
  Level 3 Communications,
    Inc.*                            7,000           20,650
  Mediacom Communications
    Corporation*                       200            1,558
  Mirant Corporation*               10,600           77,380
  Nextel Communications, Inc.
    Class A*                        23,900           76,719
  Nextel Partners, Inc. Class
    A*                                 700            1,904
  PanAmSat Corporation*                400            9,040
  Qwest Communications
    International, Inc.             26,757           74,920
  SBC Communications, Inc.         129,600        3,952,799
  Sprint Corporation (PCS
    Group)*                         30,000          134,100
  Telephone & Data Systems,
    Inc.                             1,100           66,605
  Time Warner Telecom, Inc.
    Class A*                         2,300            3,864
  Triton PCS Holdings, Inc.
    Class A*                         1,400            5,460
  US Cellular Corporation*             200            5,090
  Vodafone Group PLC ADR           100,000        1,365,000
  West Corporation                     800           17,648
  Western Wireless
    Corporation Class A*             2,400            7,776
  WorldCom, Inc.-MCI Group           2,759            4,580
  Xcel Energy, Inc.                    850           14,255
                                             --------------
                                                 10,012,408
                                             --------------
TOTAL COMMON STOCK
  (Cost $1,302,326,116)                       1,090,687,090
                                             --------------

                                 SHARES          VALUE
                               -----------   --------------
SHORT-TERM INVESTMENTS -- 13.6%
  AB Funds Trust -- Money
    Market Fund (Cost
    $162,674,697)              162,674,697   $  162,674,697
                                             --------------

                                 PAR
                              ----------
U.S. TREASURY OBLIGATIONS -- 0.4%
  U.S. Treasury Bills
    1.68%, 07/18/02++++
    (Cost $4,776,219)         $4,780,000         4,775,876
                                            --------------
                                SHARES
                              ----------
WARRANTS -- 0.0%
CONSUMER DISCRETIONARY 0.0%
  Expedia, Inc., Strike
    Price $25.00, 02/04/09            57             1,653
                                            --------------
TECHNOLOGY -- 0.0%
  Orbital Sciences
    Corporation, Strike
    Price $14.52, 08/31/04           328             1,427
                                            --------------
TOTAL WARRANTS
  (Cost $1,244)                                      3,080
                                            --------------
TOTAL INVESTMENTS -- 105.4%
  (Cost $1,469,778,276)                      1,258,140,743
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (5.4%)                       (64,049,304)
                                            --------------
NET ASSETS -- 100.0%                        $1,194,091,439
                                            ==============

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND

                          TOTAL RETURNS AS OF 6/30/02
--------------------------------------------------------------------------------

                                                                                                                RUSSELL 2000(R)
                                                   RETIREMENT CLASS    INSTITUTIONAL CLASS    RETAIL CLASS           INDEX
                                                   ----------------    -------------------    ------------      ---------------
  Since Inception (8/27/01 -- 6/30/02)                (4.13%)**             (3.80%)**          (4.20%)**            (2.66%)

Performance is historical and is not indicative of future results.

[LINE GRAPH]

                                                                      RETIREMENT CLASS                RUSSELL 2000(R) INDEX*
                                                                      ----------------                ----------------------
Aug 27 2001                                                                 10000                              10000
Sep 2001                                                                  8316.76                            8435.65
Oct 2001                                                                  8844.69                             8929.3
Nov 2001                                                                  9540.94                            9620.61
Dec 2001                                                                  10084.2                            10214.4
Jan 2002                                                                    10000                               9896
Feb 2002                                                                     9656                               9726
Mar 2002                                                                    10543                              10804
Apr 2002                                                                    10497                              10091
May 2002                                                                    10122                               9556
Jun 2002                                                                     9587                               9734

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Russell 2000(R) Index.

*The Russell 2000(R) Index is a small-cap equity index comprised of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index.

**These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

JUNE 30, 2002                       SHARES        VALUE
-------------                      ---------   ------------
COMMON STOCK -- 95.6%
AUTO & TRANSPORTATION -- 5.2%
  Airborne, Inc.                      99,300   $  1,906,560
  American Axle & Manufacturing        9,000        267,660
    Holdings, Inc.*
  Arctic Cat, Inc.                    11,700        203,451
  Arkansas Best Corporation*          17,500        445,900
  Autoliv, Inc.                       13,200        332,640
  Collins & Aikman Corporation*       24,300        221,130
  Continental Airlines, Inc.           2,200         34,716
    Class B*
  Decoma International, Inc.*         15,200        170,544
  Dura Automotive Systems, Inc.*      49,300      1,022,975
  EGL, Inc.*                          21,200        359,552
  Expressjet Holdings, Inc.*          14,100        184,005
  Group 1 Automotive, Inc.*           25,000        953,750
  Heartland Express, Inc.*            14,549        348,158
  Hunt (J.B.) Transport Services,     11,100        327,672
    Inc.*
  Kirby Corporation*                  13,500        330,075
  Lear Corporation*                   13,300        615,125
  Lithia Motors, Inc. Class A*         4,100        110,372
  Midwest Express Holdings, Inc.*     16,600        219,120
  Offshore Logistics, Inc.*           12,100        289,069
  Oshkosh Truck Corporation            4,000        236,440
  Overseas Shipholding Group,         30,600        645,048
    Inc.
  PAM Transportation Services,         4,300        103,286
    Inc.*
  RailAmerica, Inc.                   52,900        572,378
  Roadway Corporation                  3,200        114,976
  Ryder System, Inc.                  24,500        663,705
  Skywest, Inc.                       30,000        701,700
  Stolt-Nielsen SA ADR                42,300        592,200
  Superior Industries                 10,600        490,250
    International, Inc.
  Teekay Shipping Corporation         30,500      1,125,755
  Tower Automotive, Inc.*             60,700        846,765
  Trico Marine Services, Inc.*        59,500        404,005
  United Auto Group, Inc.*            36,000        752,400
  Winnebago Industries, Inc.           4,800        211,200
                                               ------------
                                                 15,802,582
                                               ------------
CONSUMER DISCRETIONARY -- 19.6%
  1-800-flowers.com, Inc. Class       23,000        256,680
    A*
  7-Eleven, Inc.*                     31,700        255,185
  99 Cents Only Stores*               43,832      1,124,291
  Aaron Rents, Inc.                   14,400        344,880
  Alberto-Culver Co. Class A          11,400        515,052
  Alloy, Inc.*                        20,900        301,796
  American Greetings Corporation      33,300        554,778
    Class A
  American Woodmark Corporation        8,500        477,105
  AnnTaylor Stores Corporation*       15,000        380,850
  Arbitron, Inc.*                      9,200        287,040
  Beasley Broadcasting Group,         24,700        364,300
    Inc. Class A*
  Belo Corporation Class A            19,900        449,939
  Bob Evans Farms, Inc.               30,700        966,436

                                    SHARES        VALUE
                                   ---------   ------------
  Brown Shoe Co., Inc.                29,900   $    840,190
  California Pizza Kitchen, Inc.*     24,750        613,800
  Cato Corporation Class A            24,200        539,660
  CBRL Group, Inc.                    11,100        338,772
  Central Garden & Pet Co.*           20,000        350,600
  Charlotte Russe Holding, Inc.*      20,000        446,600
  Chattem, Inc.                       10,300        324,450
  Children's Place Retail Stores,     10,900        288,861
    Inc.*
  Choice Hotels International,        10,000        200,100
    Inc.*
  Circuit City Stores,                22,100        478,465
    Inc.-Carmax Group*
  Corinthian Colleges, Inc.*          35,200      1,192,928
  Cost Plus, Inc.*                    13,600        415,888
  CoStar Group, Inc.*                 17,050        350,037
  Courier Corporation                  8,200        327,672
  Cumulus Media, Inc. Class A*        17,300        238,394
  Daisytek International              13,700        232,352
    Corporation*
  Dillard's, Inc. Class A             25,900        680,911
  Dollar Thrifty Automotive           68,300      1,768,969
    Group, Inc.*
  Donnelley (R.R.) & Sons Co.          9,100        250,705
  EarthLink, Inc.*                   160,800      1,080,576
  Electronics Boutique Holdings       17,900        524,470
    Corporation*
  Emmis Communications                44,200        936,598
    Corporation Class A*
  Energizer Holdings, Inc.*           14,500        397,590
  Entercom Communications             18,900        867,510
    Corporation*
  Entravision Communications          59,700        731,325
    Corporation Class A*
  Finish Line, Inc. Class A*          51,500        922,880
  Footstar, Inc.*                     41,300      1,010,611
  Fossil, Inc.*                       12,600        259,056
  Fred's, Inc.                        13,400        492,852
  Friedman's, Inc. Class A            32,100        417,268
  Getty Images, Inc.*                 11,600        252,532
  Hancock Fabrics, Inc.               11,600        215,528
  Haverty Furniture Cos., Inc.         8,600        169,850
  Hispanic Broadcasting               20,300        529,830
    Corporation*
  Hollywood Entertainment             30,500        630,740
    Corporation*
  Hot Topic, Inc.*                    15,900        424,689
  Hughes Supply, Inc.                 10,300        462,470
  Icon PLC ADR*                       14,200        404,700
  ICT Group, Inc.                      5,700        103,569
  Ingram Micro, Inc. Class A*         22,000        302,500
  Insight Communications Co.,         35,200        428,384
    Inc.*
  Intrawest Corporation               20,100        341,298
  ITT Educational Services, Inc.*     29,600        645,280
  J. Jill Group, Inc.*                10,200        387,090
  Jakks Pacific, Inc.*                11,300        200,123
  John H. Harland Co.                 18,200        513,240

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                    SHARES        VALUE
                                   ---------   ------------
  Journal Register Co.*               10,400   $    209,040
  K-Swiss, Inc. Class A                7,200        187,056
  Kimball International, Inc.          8,900        145,871
    Class B
  Kroll, Inc.*                        31,250        675,938
  Landry's Restaurants, Inc.          55,400      1,413,253
  Liberty Corporation                  3,600        143,460
  Lin TV Corporation Class A*         10,300        278,512
  Linens 'N Things, Inc.*              7,600        249,356
  Lone Star Steakhouse & Saloon,      26,200        618,058
    Inc.
  Marcus Corporation                   6,700        111,555
  Memberworks, Inc.*                  19,900        368,747
  Michaels Stores, Inc.*              13,600        530,400
  Mohawk Industries, Inc.*             5,800        356,874
  Movie Gallery, Inc.*                20,700        437,184
  Nautica Enterprises, Inc.*          28,800        374,112
  Nautilus Group, Inc.*               16,650        509,490
  Neiman-Marcus Group, Inc. Class     19,400        626,232
    B*
  On Assignment, Inc.*                20,000        356,000
  Oshkosh B'gosh, Inc.                 4,200        182,658
  Papa John's International,          16,800        560,952
    Inc.*
  Penton Media, Inc.                  49,900        107,285
  PF Chang's China Bistro, Inc.*       5,900        185,378
  Phillips-Van Heusen Corporation     13,600        212,160
  Pier 1 Imports, Inc.                14,500        304,500
  Playtex Products, Inc.*             28,900        374,255
  Plexus Corporation*                 22,900        414,490
  Polaris Industries, Inc.             9,800        637,000
  Pre-Paid Legal Services, Inc.*      25,100        499,490
  Prime Hospitality Corporation       14,200        184,458
  Primedia, Inc.*                    179,000        218,380
  Proquest Co.*                       12,900        457,950
  Pulitzer, Inc.                      15,100        783,690
  Quicksilver, Inc.*                  10,800        267,840
  R.H. Donnelley Corporation*          9,400        262,918
  Rare Hospitality International,     47,750      1,285,429
    Inc.*
  Rent-A-Center, Inc.*                 8,200        475,682
  Resources Connection, Inc.*         13,200        356,268
  Right Management Consultants,       16,750        440,508
    Inc.*
  Russ Berrie & Co., Inc.             10,100        357,540
  Russell Corporation                 27,200        523,600
  Ryan's Family Steak Houses,         34,950        461,690
    Inc.*
  Saks, Inc.*                         19,600        251,664
  Salton, Inc.*                       30,400        436,240
  Service Corporation                147,300        711,459
    International*
  ShopKo Stores, Inc.                 24,400        492,880
  Six Flags, Inc.*                    37,400        540,430
  Sonic Automotive, Inc.*             19,000        489,250
  Sonic Corporation*                   9,250        290,543
  Sotheby's Holdings, Inc. Class      57,800        823,650
    A*
  Stanley Furniture Co., Inc.          3,200         85,600
  Stewart Enterprises, Inc.*         121,600        774,592

                                    SHARES        VALUE
                                   ---------   ------------
  Stewart Information Services        16,400   $    337,020
    Corporation Class A*
  Strayer Education, Inc.              5,700        362,520
  Take-Two Interactive Software        9,000        185,310
  Tech Data Corporation*               6,600        249,810
  The Sports Authority, Inc.*         26,300        298,768
  Tommy Hilfiger Corporation*         19,600        280,672
  Too, Inc.*                           9,600        295,680
  Toro Co.*                           14,700        835,548
  Tweeter Home Entertainment          17,100        279,414
    Group, Inc.*
  Ultimate Electronics, Inc.*         12,900        334,239
  United Rentals, Inc.*               24,500        534,100
  United Stationers, Inc.*             2,600         79,040
  University of Phoenix Online*        9,516        281,864
  Urban Outfitters, Inc.*              7,300        253,456
  Vans, Inc.*                         27,900        226,576
  Vitro SA de CV ADR                  54,300        183,534
  Volt Information Sciences,           5,400        132,246
    Inc.*
  Wackenhut Corrections               14,600        213,160
    Corporation*
  Wallace Computer Services, Inc.     37,300        801,950
  WESCO International, Inc.*          22,000        138,600
  Wolverine World Wide, Inc.           8,800        153,560
  Yankee Candle Company, Inc.*        15,900        430,731
  Zale Corporation*                   10,700        387,875
                                               ------------
                                                 59,127,485
                                               ------------
CONSUMER STAPLES -- 3.2%
  Corn Products International,         6,600        205,392
    Inc.
  Dole Food Co., Inc.                 23,200        669,320
  Duane Reade, Inc.*                  30,000      1,021,500
  Fleming Cos., Inc.                  17,000        308,550
  Fresh Del Monte Produce, Inc.       15,500        387,500
  Great Atlantic & Pacific Tea        12,000        224,280
    Co., Inc.
  Interstate Bakeries Corporation     22,700        655,576
  Pathmark Stores, Inc.*              65,200      1,226,412
  Performance Food Group Co.*         22,700        768,622
  Pilgrim's Pride Corporation         18,900        196,182
    Class A
  Ralcorp Holdings, Inc.*             65,900      2,059,375
  Regis Corporation                   26,400        713,302
  Rite Aid Corporation*              345,000        810,750
  Supervalu, Inc.                     15,300        375,309
                                               ------------
                                                  9,622,070
                                               ------------
ENERGY -- 4.1%
  3Tec Energy Corporation*            12,900        224,847
  Aquila, Inc.                        20,300        162,400
  Berry Petroleum Corporation         12,500        210,625
    Class A
  Cabot Oil & Gas Corporation         27,200        621,520
  Denbury Resources, Inc*             28,200        290,178
  Dril-Quip, Inc.*                    18,800        469,060
  Frontier Oil Corporation            29,200        513,920
  Global Industries, Ltd.*            23,800        166,362

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                   ---------   ------------
  Gulf Island Fabrication, Inc.        6,900   $    126,546
  Horizon Offshore, Inc.*             21,600        182,304
  Houston Exploration Co.*            12,300        356,700
  Key Production Co., Inc.*           12,200        237,900
  Lone Star Technologies, Inc.*       11,900        272,510
  Massey Energy Co.                    6,700         85,090
  Newfield Exploration Co.*           15,700        583,569
  Nuevo Energy Co.*                   30,900        488,220
  Parker Drilling Co.*                86,400        282,528
  Patina Oil & Gas Corporation        22,750        624,033
  Patterson-UTI Energy, Inc.*         45,500      1,284,465
  Plug Power, Inc.*                   27,800        219,898
  Powell Industries, Inc.*            10,200        247,350
  Pride International, Inc.*          18,600        291,276
  Rowan Cos., Inc.                    10,700        229,515
  Sunoco, Inc.                        12,400        441,812
  Swift Energy Co.*                   40,600        641,074
  Tesoro Petroleum Corporation*      129,900      1,006,725
  Tetra Technologies, Inc.*           17,200        456,660
  Unit Corporation*                   12,900        223,815
  Valero Energy Corporation            6,000        224,520
  Veritas DGC, Inc.*                  48,600        612,360
  W-H Energy Services, Inc.*          14,600        323,536
  Westport Resources Corporation       8,700        142,680
                                               ------------
                                                 12,243,998
                                               ------------
FINANCIAL SERVICES -- 14.8%
  Actrade Financial Technologies,      2,000         20,840
    Ltd.*
  American Financial Group, Inc.      12,600        301,140
  AmeriCredit Corporation*            33,050        927,053
  Annaly Mortgage Management,         57,900      1,123,260
    Inc.
  Associated Banc-Corporation         12,430        468,735
  Astoria Financial Corporation       23,000        737,150
  Baldwin & Lyons, Inc. Class B        5,900        134,697
  Banco Latinoamericano de            14,700        184,485
    Exportaciones SA*
  Bancorpsouth, Inc.                  34,300        692,860
  Bankunited Financial                17,900        347,081
    Corporation Class A*
  Brookfield Properties               13,200        265,320
    Corporation
  Capital Automotive REIT             49,675      1,185,246
  Capitol Federal Financial           23,800        620,704
  Cash America International,         44,100        405,720
    Inc.
  Century Business Services,          53,100        173,053
    Inc.*
  Chemical Financial Corporation       5,100        191,301
  City National Corporation            8,100        435,375
  Commerce Group, Inc.                13,800        545,790
  Commercial Federal Corporation      39,200      1,136,800
  Compass Bancshares, Inc.             8,800        295,680
  Corporate Executive Board Co.*      10,900        373,325
  Delphi Financial Group, Inc.        11,300        489,855
    Class A
  Deluxe Corporation                  19,000        738,910
  Dime Community Bancshares           44,375      1,006,869
  Doral Financial Corporation         15,000        500,850

                                    SHARES        VALUE
                                   ---------   ------------
  East West Bancorp, Inc.              7,900   $    272,708
  Entertainment Properties Trust      22,700        559,555
  Espirito Santo Financial Group      21,412        340,023
    SA ADR
  Euronet Worldwide, Inc.*            26,800        428,532
  Federated Investors, Inc. Class     18,500        639,545
    B
  Fidelity Bankshares, Inc.           11,700        257,388
  Fidelity National Financial,        32,670      1,032,372
    Inc.
  First American Corporation          26,200        602,600
  First Bancorp Puerto Rico            9,100        343,070
  First Financial Bancorp              8,200        160,474
  First Midwest Bancorp, Inc.          3,500         97,230
  FirstFed America Bancorp, Inc.       8,014        190,733
  Firstfed Financial Corporation      14,900        432,100
  Flagstar Bancorp, Inc.              45,600      1,053,360
  Flushing Financial Corporation       7,500        153,675
  FTI Consulting, Inc.*               14,350        502,394
  Gartner, Inc. Class B*              55,200        518,880
  HCC Insurance Holdings, Inc.        24,900        656,115
  Hibernia Corporation Class A        42,500        841,075
  Hilb, Rogal & Hamilton Co.          22,200      1,004,550
  Independence Community Bank         74,300      2,174,760
    Corporation
  Independent Bank Corporation         6,200        141,918
  IndyMac Bancorp, Inc.*              22,700        514,836
  Innkeepers USA Trust                20,800        199,264
  Investors Financial Services        18,600        623,844
    Corporation
  IPC Holdings, Ltd.                  15,700        479,478
  Itla Capital Corporation*            4,000        118,760
  Jefferies Group, Inc.               35,600      1,498,759
  KPMG Consulting, Inc.*               6,800        101,048
  La Quinta Corporation*              50,400        358,848
  Landamerica Financial Group,         9,400        296,100
    Inc.
  Local Financial Corporation*        12,600        205,506
  Main Street Banks, Inc.              7,600        157,168
  Max Re Capital, Ltd.                23,200        313,200
  MCG Capital Corporation             21,400        357,594
  Metris Cos., Inc.                   11,300         93,903
  New Century Financial                8,900        311,233
    Corporation
  OceanFirst Financial                 8,700        210,018
    Corporation
  Ohio Casualty Corporation           17,900        374,110
  Old Republic International          20,100        633,150
    Corporation
  Pacific Capital Bancorp              6,800        162,384
  PartnerRe, Ltd.                     11,300        553,135
  PFF Bancorp, Inc.                   11,300        433,920
  PMA Capital Corporation Class A      3,200         67,680
  PMI Group, Inc. (The)               25,700        981,740
  Port Financial Corporation           8,400        336,756
  PRG-Schultz International,          74,000        910,940
    Inc.*
  R&G Financial Corporation Class     29,725        704,780
    B
  Redwood Trust, Inc.                  5,700        179,550
  RenaissanceRe Holdings, Ltd.        18,000        658,800

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                    SHARES        VALUE
                                   ---------   ------------
  Scottish Annuity & Life             43,850   $    836,658
    Holdings, Ltd.
  South Financial Group. Inc.          6,900        154,622
  Sovereign Bancorp, Inc.             42,900        641,355
  St. Francis Capital Corporation      6,400        158,656
  Stancorp Financial Group, Inc.      12,900        715,950
  Staten Island Bancorp, Inc.         47,100        904,320
  Triad Guaranty, Inc.*                4,600        200,238
  UCBH Holdings, Inc.*                28,900      1,098,489
  W Holding Co., Inc.                 13,100        317,020
  W.R. Berkley Corporation            13,300        731,500
  Washington Federal, Inc.            13,915        351,493
  Webster Financial Corporation       13,300        508,592
  Wesbanco, Inc.                      14,700        348,537
  Wintrust Financial Corporation       3,000        103,710
  WSFS Financial Corporation           5,400        139,698
                                               ------------
                                                 44,752,498
                                               ------------
HEALTHCARE -- 9.6%
  Accredo Health, Inc.*               23,300      1,075,061
  Affymetrix, Inc.*                   33,500        803,665
  American Medical Security           19,000        455,050
    Group, Inc.
  American Medical Systems            14,700        294,882
    Holdings, Inc.*
  Amerigroup Corporation               4,500        122,760
  Angiotech Pharmaceuticals,          22,650        835,559
    Inc.*
  Aphton Corporation*                 16,000        120,000
  Apria Healthcare Group, Inc.*       12,600        282,240
  Bio-Rad Laboratories, Inc.          13,000        591,630
    Class A
  Bio-Technology General              72,100        433,321
    Corporation*
  Bruker Daltonics, Inc.              33,400        131,930
  Charles River Laboratories          22,600        792,130
    International, Inc.*
  Community Health Systems, Inc.*     19,400        519,920
  Conventry Health Care, Inc.*        10,000        284,200
  Covance, Inc.*                      35,300        661,875
  Cytyc Corporation*                  26,700        203,454
  Diagnostic Products Corporation     12,400        458,800
  Dianon Systems, Inc.*               12,500        667,750
  Durect Corporation*                 27,050        216,400
  Eon Labs, Inc.*                     16,700        297,093
  First Health Group Corporation*     25,700        720,628
  Genesis Health Ventures, Inc.*      17,500        351,575
  Health Net, Inc.*                   11,600        310,532
  Kindred Healthcare, Inc.*           13,600        604,792
  KV Pharmaceutical Co. Class A*      45,275      1,222,424
  LabOne, Inc.                        16,300        423,637
  Ligand Pharmaceuticals, Inc.        72,700      1,054,150
    Class B*
  Maxygen, Inc.*                      11,200        137,200
  Medical Staffing Network             4,100        100,450
    Holdings, Inc.*
  Medicines Co.*                      41,350        509,846
  Medicis Pharmaceutical Class A*     14,900        637,124
  MedQuist, Inc.*                     34,800        926,724

                                    SHARES        VALUE
                                   ---------   ------------
  MedSource Technologies, Inc.*       16,450   $    201,513
  Mentor Corporation                  28,500      1,046,207
  Mylan Laboratories, Inc.             8,400        263,340
  Nature's Sunshine Products,         16,110        182,204
    Inc.
  NBTY, Inc.*                         32,200        498,456
  Neurocrine Biosciences, Inc.*       14,500        415,425
  Nu Skin Enterprises, Inc. Class     36,700        533,985
    A
  Oakley, Inc.*                       41,500        722,100
  Odyssey Healthcare, Inc.*            5,300        192,125
  OSI Pharmaceuticals, Inc.*          13,400        325,754
  Oxford Health Plans, Inc.*          14,400        669,024
  Pacificare Health Systems,          14,700        399,840
    Inc.*
  ParExel International               17,500        243,425
    Corporation*
  Possis Medical, Inc.*               14,800        182,765
  Practiceworks, Inc.*                10,100        186,345
  Priority Healthcare Corporation     26,400        620,400
    Class B*
  Respironics, Inc.*                   9,900        337,095
  Scios, Inc.*                        23,400        716,274
  Sierra Health Services, Inc.*       29,900        668,265
  Sola International, Inc             35,400        407,100
  Steris Corporation*                 21,400        408,954
  Taro Pharmaceuticals                16,700        409,484
    Industries, Ltd.*
  Theragenics Corporation*            28,400        239,412
  Therasense, Inc.*                   18,950        350,007
  Transkaryotic Therapies, Inc.*      15,600        562,380
  U.S. Oncology Resources, Inc.*      75,200        626,416
  United Surgical Partners            10,200        315,996
    International, Inc.*
  VCA Antech, Inc.*                   19,000        295,640
  Zoll Medical Corporation*           19,425        631,895
                                               ------------
                                                 28,898,628
                                               ------------
MATERIALS & PROCESSING -- 8.7%
  Agrium, Inc.                        58,700        551,780
  Airgas, Inc.*                       51,600        892,680
  AK Steel Holding Corporation        30,800        394,548
  Albemarle Corporation               19,800        608,850
  Allegheny Technologies, Inc.        37,800        597,240
  Apogee Enterprises, Inc.*            7,900        113,444
  Ball Corporation                    13,600        564,128
  Brush Engineered Materials,         19,900        246,760
    Inc.
  Buckeye Technologies, Inc.*         33,600        329,280
  Catellus Development                25,500        520,710
    Corporation*
  ChemFirst, Inc.                      9,300        266,445
  Chesapeake Corporation              26,400        695,112
  Commercial Metals Co.               23,500      1,103,090
  Crown Cork & Seal Co., Inc.*        54,200        371,270
  FMC Corporation*                     9,500        286,615
  Freeport-McMoRan Copper & Gold,     27,500        490,875
    Inc. Class B*
  Granite Construction, Inc.          14,400        364,320
  Great Lakes Chemical                33,000        874,170
    Corporation
  Greif Bros Corporation Class A      21,800        727,270
  Hercules, Inc.*                     95,300      1,105,480

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                   ---------   ------------
  IMC Global, Inc.                    61,200   $    765,000
  Intertape Polymer Group, Inc.       31,200        362,232
  Jones Lang Lasalle, Inc.*           19,800        489,060
  Ladish Co., Inc.*                   14,900        181,780
  Libbey, Inc.                         5,200        177,320
  LNR Property Corporation            18,800        648,600
  Longview Fibre Co.                  28,800        271,296
  LSI Industries, Inc.                 6,700        123,079
  Lubrizol Corporation                10,100        338,350
  Maverick Tube Corporation*          35,500        532,500
  Millennium Chemicals, Inc.          11,300        158,765
  Minerals Technologies, Inc.         24,300      1,198,476
  Nortek, Inc.*                       13,100        590,810
  NS Group, Inc.*                      5,000         47,750
  Octel Corporation*                   4,700        119,145
  Omnova Solutions, Inc.              61,300        514,920
  Owens-Illinois, Inc.*               38,400        527,616
  Pactiv Corporation*                 20,300        483,140
  Pentair, Inc.                        6,500        312,520
  Precision Castparts Corporation     15,600        514,800
  Quaker Fabric Corporation*          32,500        503,718
  Quanex Corporation                  15,000        655,500
  Rock-Tenn Co. Class A               10,400        190,840
  RPM, Inc.                           42,100        642,025
  Ryerson Tull, Inc.                  20,800        241,904
  Scansource, Inc.*                   12,600        773,766
  Schulman (A.), Inc.                 77,900      1,670,877
  Sherwin-Williams Co. (The)          16,700        499,831
  Silgan Holdings, Inc.*              15,900        642,996
  Siliconix, Inc.*                     8,900        246,530
  Timken Co.                          16,300        363,979
  USEC, Inc.                          29,400        258,720
  Wellman, Inc.                       12,700        212,725
                                               ------------
                                                 26,364,637
                                               ------------
PRODUCER DURABLES -- 9.7%
  AAR Corporation                     47,400        483,480
  Actuant Corporation Class A*         8,600        354,750
  Advanced Energy Industries,         16,800        372,624
    Inc.*
  Allen Telecom, Inc.*                 4,000         17,200
  American Tower Corporation          88,800        306,360
    Class A*
  Anaren Microwave, Inc.*             17,800        153,792
  Andrew Corporation*                  3,600         51,588
  Anixter International, Inc.*        19,300        453,550
  Applied Industrial                   3,600         70,200
    Technologies, Inc.
  Baldor Electric Co.                 10,600        267,120
  BE Aerospace, Inc.*                 36,800        485,024
  Beazer Homes USA, Inc.*              5,400        432,000
  Briggs & Stratton Corporation       38,300      1,468,422
  Champion Enterprises, Inc.*         20,600        115,772
  CNH Global NV                      161,200        649,636
  Coachmen Industries, Inc.           15,100        218,950
  Commscope, Inc.*                    19,800        247,500
  Cummins, Inc.                       11,300        374,030
  Curtiss-Wright Corporation           7,000        560,000

                                    SHARES        VALUE
                                   ---------   ------------
  DRS Technologies, Inc.*             14,500   $    619,875
  Ducommun, Inc.*                      6,800        178,432
  EDO Corporation                     24,800        706,800
  ESCO Technologies, Inc.*            16,400        574,000
  Esterline Technologies              22,500        510,750
    Corporation*
  Fleetwood Enterprises, Inc.         51,400        447,180
  Gardner Denver, Inc.*                5,300        106,000
  GenCorp, Inc.                       14,900        213,070
  General Cable Corporation           54,600        343,980
  Genlyte Group, Inc.*                 4,300        174,709
  Global Imaging Systems, Inc.        25,200        478,548
  Goodrich Corporation                 9,200        251,344
  Harsco Corporation                  10,100        378,750
  HON Industries, Inc.                19,100        519,902
  Hovnanian Enterprises, Inc.         12,500        448,500
    Class A*
  IDEX Corporation                    17,000        569,500
  Ikon Office Solutions, Inc.         58,300        548,020
  Interface, Inc. Class A             31,400        252,456
  Kaydon Corporation                  10,500        247,905
  Kennametal, Inc.                    16,800        614,880
  Lincoln Electric Holdings, Inc.      6,100        164,090
  M/I Schottenstein Homes, Inc.       30,200      1,137,936
  MDC Holdings, Inc.                  17,800        925,600
  Meritage Corporation                11,500        524,975
  Monaco Coach Corporation            18,000        383,400
  Moog, Inc. Class A*                 11,200        480,256
  Nacco Industries, Inc. Class A       7,500        435,750
  NVR, Inc.*                           2,100        678,300
  Pittston Brink's Group              19,600        470,400
  Plantronics, Inc.*                  30,100        572,201
  Regal-Beloit Corporation             4,800        116,688
  Ryland Group, Inc.                  29,500      1,467,625
  Scientific-Atlanta, Inc.            21,300        350,385
  Smith, (A.O.) Corporation           13,100        408,851
  Snap-On, Inc.                       18,100        537,389
  Standard-Pacific Corporation         7,500        263,100
  Sturm Ruger & Co., Inc.             21,800        308,470
  Symmetricom, Inc.*                  38,700        141,255
  Tekelec*                            41,600        334,048
  Terex Corporation*                  30,900        694,941
  Titan Corporation*                   9,700        177,413
  Toll Brothers, Inc.*                12,000        351,600
  Trinity Industries, Inc.            20,300        420,616
  Veridian Corporation*               16,000        363,200
  Watts Industries, Inc. Class A      35,300        700,705
  Wilson Greatbatch Technologies,     39,900      1,016,652
    Inc.*
  Woodward Governor Co.               12,700        750,824
                                               ------------
                                                 29,443,269
                                               ------------
TECHNOLOGY -- 17.7%
  Activision, Inc.*                   27,350        794,791
  Acxiom Corporation*                 10,200        178,398
  Aeroflex, Inc.*                     66,400        461,480

                       See Notes to Financial Statements.

SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                    SHARES        VALUE
                                   ---------   ------------
  Alliance Semiconductor               7,200   $     51,120
    Corporation*
  Anadigics, Inc.*                   132,700      1,093,448
  Ansys, Inc.*                        10,800        217,080
  Anteon International                12,300        310,944
    Corporation*
  Artisan Components, Inc.            10,900         98,100
  Ascential Software Corporation      14,400         40,176
  AsiaInfo Holdings, Inc.*            32,200        426,650
  ASM International NV*               39,500        681,770
  Asyst Technologies, Inc.*           15,900        323,565
  Avid Technology, Inc.*              41,400        383,364
  Axcelis Technologies, Inc.*        113,900      1,287,069
  AXT, Inc.*                          28,800        229,824
  Bel Fuse, Inc. Class A*              3,700         84,360
  Benchmark Electronics, Inc.*        13,600        394,400
  Borland Software Corporation*       79,300        816,790
  CACI International, Inc. Class      31,600      1,206,803
    A*
  Caminus Corporation*                75,000        437,250
  Catapult Communications             24,200        529,278
    Corporation*
  Centillium Commuications, Inc.*     39,050        340,516
  ChipPAC, Inc. Class A*              46,500        287,370
  Cirrus Logic, Inc.*                117,600        880,824
  Citrix Systems, Inc.*               10,300         62,212
  Cognos, Inc.*                       18,100        401,639
  Coherent, Inc.*                     18,900        563,598
  Cohu, Inc.                          22,400        387,072
  Concord Communications, Inc.*       23,800        392,224
  Concurrent Computers                51,000        237,150
    Corporations*
  Credence Systems Corporation*       14,900        264,773
  CTI Molecular Imaging, Inc.          4,400        100,936
  Cymer, Inc.*                        10,800        378,432
  Digimarc Corporation*               14,800        153,772
  Digital Insight Corporation*        39,700        653,065
  Docucorp International, Inc.*       13,100        134,013
  Dupont Photomasks, Inc.*            13,100        434,396
  Dynamics Research Corporation*       4,800        116,064
  eFunds Corporation*                  6,500         61,679
  Electro Scientific Industries,      12,000        291,600
    Inc.*
  Entegris, Inc.*                     16,750        244,550
  Eresearch Technology, Inc.*         10,500        265,860
  ESS Technology, Inc.*               25,000        438,500
  Exar Corporation*                   40,900        806,548
  F5 Networks, Inc.*                  26,100        255,258
  Fair Isaac & Co., Inc.               3,300        108,471
  FEI Co.*                            13,300        325,983
  Filenet Corporation*                15,400        223,300
  FLIR Systems, Inc.*                 19,000        797,430
  Freemarkets, Inc.*                  26,900        380,097
  Gamestop Corporation*               32,500        682,175
  Genesis Microchip, Inc.*            24,400        203,496
  Helix Technology Corporation         8,500        175,100
  Inet Technolgies, Inc.*             13,800         93,150
  InFocus Corporation*                72,200        850,516
  Inktomi Corporation*                62,500         55,000

                                    SHARES        VALUE
                                   ---------   ------------
  Integrated Circuit Systems,         51,500   $  1,039,785
    Inc.*
  Integrated Silicon Solution,        24,500        218,540
    Inc.*
  Inter-Tel, Inc.                     30,000        508,800
  Interwoven, Inc.*                  247,800        755,790
  Iomega Corporation*                 56,200        722,170
  Itron, Inc.                         22,200        582,306
  J.D. Edwards & Co.*                 39,600        481,140
  JDA Software Group, Inc.*           51,200      1,446,911
  Keane, Inc.*                        49,200        610,080
  Keynote Systems, Inc.*              57,100        417,972
  Kopin Corporation*                 143,100        944,460
  Kronos, Inc.*                        7,050        214,947
  Kulicke & Soffa Industries,          4,200         52,038
    Inc.*
  Lattice Semiconductor               45,600        396,264
    Corporation*
  Lawson Software, Inc.*              42,900        247,533
  LeCroy Corporation*                 16,900        201,110
  Legato Systems, Inc.*               32,800        118,080
  LTX Corporation*                    10,600        151,368
  Macromedia, Inc.*                    9,400         83,378
  Mantech International                7,500        179,925
    Corporation Class A
  Mentor Graphics Corporation*        10,300        146,466
  Mercury Computer Systems, Inc.*     15,200        314,640
  Micromuse, Inc.*                     9,600         42,720
  Microsemi Corporation*               4,200         27,720
  Microtune, Inc.*                    42,300        376,893
  Midway Games, Inc.*                 65,800        559,300
  MIPS Technologies, Inc.*            10,500         64,785
  MRO Software, Inc.*                 17,300        196,874
  MTS Systems Corporation             13,800        181,608
  Nanometrics, Inc.*                  20,900        331,871
  National Instruments                15,325        498,982
    Corporation*
  Netscout Systems Inc.*              12,400         84,568
  NU Horizons Electronics             38,350        317,922
    Corporation*
  O2Micro International, Ltd.*        38,200        395,370
  Openwave Systems, Inc.*             44,800        251,328
  Overland Data, Inc.                 30,400        500,992
  Parametric Technology              146,300        501,809
    Corporation*
  Park Electrochemical                29,700        787,050
    Corporation
  Paxar Corporation*                  41,500        695,125
  PC-Tel, Inc.*                       12,400         83,936
  Pec Soulutions, Inc.*               17,700        423,384
  Pericom Semiconductor                5,800         67,222
    Corporation*
  Photronics, Inc.*                   38,700        732,978
  Pinnacle Systems, Inc.*             41,800        422,180
  Pioneer Standard Electronics,       40,900        424,951
    Inc.
  Pomeroy Computer Resources*         21,300        310,554
  Powerwave Technologies, Inc.*       47,900        438,764
  Precise Software Solutions,         17,800        169,990
    Ltd.*
  ProcureNet, Inc.*                    7,600              0
  Progress Software Corporation*      10,900        166,988
  Quest Software, Inc.*               33,300        483,849

                       See Notes to Financial Statements.

                                    SHARES        VALUE
                                   ---------   ------------
  Rambus, Inc.*                       13,100   $     53,579
  Research In Motion, Ltd.*           15,700        178,666
  Retek, Inc.*                        12,000        291,600
  RSA Security, Inc.*                 31,400        151,034
  Rudolph Technologies, Inc.*         15,700        391,401
  Seachange International, Inc.*      20,400        179,112
  Semtech Corporation*                13,300        355,110
  Serena Software, Inc.*              15,300        209,569
  Silicon Laboratories, Inc.*         25,100        702,549
  Skyworks Solutions, Inc.*           33,000        183,150
  SonicWall, Inc.*                    36,100        181,222
  Standard Microsystems               24,400        576,084
    Corporation*
  Stoneridge, Inc.                     7,200        134,640
  Storage Technology Corporation*        900         14,373
  Supertex, Inc.*                      9,500        167,390
  Sybase, Inc.*                       51,600        544,380
  SYKES Enterprises, Inc.*             9,300         74,958
  Synaptics Inc.                      12,400         93,496
  Systems & Computer Technology       48,100        649,831
    Corporation*
  THQ, Inc.                           32,925        981,824
  Three-Five Systems Inc.*            22,700        258,780
  Tripos, Inc.                        10,700        233,260
  Triquint Semiconductor, Inc.*       75,000        480,750
  Trizetto Group, Inc.*               43,300        370,215
  TVA Group, Inc. Class B              4,600         45,368
  Ultratech Stepper, Inc.*            31,100        503,509
  United Online, Inc.*                64,400        774,088
  Varian Semiconductor Equipment      15,000        508,950
    Associates, Inc.*
  Virage Logic Corporation*           17,500        227,850
  Vitesse Semiconductor              134,600        418,606
    Corporation*
  Websense, Inc.*                     40,100      1,025,357
  Wind River Systems, Inc.*           18,400         92,184
  Witness Systems, Inc.               22,700        167,526
  Zoran Corporation*                  34,050        780,086
                                               ------------
                                                 53,467,342
                                               ------------
UTILITIES -- 3.0%
  AES Corporation (The)*              77,200        418,424
  AirGate PCS, Inc.*                  14,700         14,700
  Alamosa Holdings, Inc.*            123,700        174,417
  Amdocs Ltd.*                        40,000        302,000
  Avista Corporation                  31,100        429,180
  Calpine Corporation*                90,700        637,621
  Companhia Paranaense de Energia     42,000        170,100
    ADR
  Energy East Corporation             24,800        560,480
  General Communication, Inc.         77,600        517,592
    Class A*
  Huaneng Power International,        11,600        373,752
    Inc. ADR
  New Jersey Resources                14,100        420,885
    Corporation
  Northeast Utilities                 25,800        485,298

                                    SHARES        VALUE
                                   ---------   ------------
  Oneok, Inc.                         22,000   $    482,900
  Pinnacle West Capital               10,400        410,800
    Corporation
  PNM Resources, Inc.                 42,400      1,026,080
  Puget Energy, Inc.                  13,200        272,580
  Sierra Pacific Resources            40,500        315,900
  Southwestern Energy Co.*             3,100         47,089
  Spanish Broadcasting Systems,       21,500        215,000
    Inc. Class A
  Touch America Holding, Inc.*        26,700         73,425
  UGI Corporation*                    14,700        469,518
  Unisource Energy Corporation        22,300        414,780
  Westar Energy, Inc.                 18,200        279,370
  Wisconsin Energy Corporation        19,900        502,873
                                               ------------
                                                  9,014,764
                                               ------------
TOTAL COMMON STOCK
  (Cost $281,673,357)                           288,737,273
                                               ------------
SHORT-TERM INVESTMENTS -- 4.1%
  AB Funds Trust -- Money Market
    Fund
    (Cost $12,250,988)             12,250,989    12,250,989
                                               ------------

                                   PAR
                               -----------
U.S. TREASURY OBLIGATIONS -- 0.6%
U.S. Treasury Bills
  1.68%, 07/18/02++++
  (Cost $1,928,473)..........  $ 1,930,000       1,928,335
                                              ------------
TOTAL INVESTMENTS -- 100.3%
  (Cost $295,852,818)                          302,916,597
LIABILITIES IN EXCESS OF
  OTHER ASSETS -- (0.3%)                        (1,040,695)
                                              ------------
NET ASSETS -- 100.0%                          $301,875,902
                                              ============

                       See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND

                          TOTAL RETURNS AS OF 6/30/02
--------------------------------------------------------------------------------

                                      RETIREMENT CLASS    INSTITUTIONAL CLASS    RETAIL CLASS    MSCI AC WORLD FREE EX-U.S. INDEX
                                      ----------------    -------------------    ------------    --------------------------------
  Since Inception
     (8/27/01 -- 6/30/02)                (2.72%)**             (2.69%)**          (3.80%)**                  (6.50%)

Performance is historical and is not indicative of future results.

[LINE GRAPH]

                                                                                                 MSCI ALL COUNTRY WORLD FREE EX-
                                                                      RETIREMENT CLASS                     U.S. INDEX*
                                                                      ----------------           -------------------------------
Aug 27 2001                                                              10000.00                           10000.00
Sep 2001                                                                  8730.70                            8677.18
Oct 2001                                                                  9013.72                            8920.30
Nov 2001                                                                  9459.69                            9328.30
Dec 2001                                                                  9538.60                            9448.48
Jan 2002                                                                  9203.00                            9572.00
Feb 2002                                                                  9375.00                           10072.00
Mar 2002                                                                  9891.00                           10543.00
Apr 2002                                                                  9994.00                           10065.00
May 2002                                                                 10149.00                           10109.00
Jun 2002                                                                  9728.00                            9350.00

The graph compares the results of a $10,000 investment in the Retirement Class of the Fund since August 27, 2001 (commencement of operations), with all dividends and capital gains reinvested, with the Morgan Stanley Capital International All Country World Free ex-U.S. Index.

*The Morgan Stanley Capital International All Country World Free ex-U.S. Index is a market-capitalization weighted index composed of companies representative of the market structure of developed and emerging market countries in the Americas (excluding the U.S.), Europe/Middle East, and Asia/Pacific Regions. It excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

**These returns reflect expense waivers by the Fund's investment advisor. Without these waivers, returns would have been lower.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)

        JUNE 30, 2002                PAR            VALUE
        -------------           --------------   ------------
FOREIGN BONDS -- 0.0%
GREECE
  Hellenic Exchangeable
    Finance SCA
    2.00%, 08/02/05
    (Cost $159,431)               $  165,000     $    176,562
                                                 ------------
                                    SHARES
                                --------------
COMMON STOCK -- 0.1%
UNITED STATES
  UTStarcom, Inc.*
  (Cost $420,544)                     20,400          411,468
                                                 ------------
FOREIGN COMMON STOCK -- 94.4%
ARGENTINA -- 0.0%
  Siderca SAIC ADR                     7,700          121,737
                                                 ------------
AUSTRALIA -- 5.2%
  Amcor, Ltd.                      1,197,195        5,537,901
  Australia and New Zealand
    Banking Group, Ltd.               84,300          912,878
  BHP Billiton, Ltd.               1,047,752        6,058,272
  Brambles Industries, Ltd.           11,100           58,823
  Commonwealth Bank of
    Australia                         94,000        1,737,691
  CSR, Ltd.                          374,503        1,343,412
  Goodman Fielder, Ltd.            5,552,018        5,204,996
  Lend Lease Corporation, Ltd.       456,741        2,702,487
  Mayne Group, Ltd.                  467,000        1,085,351
  National Australia Bank,
    Ltd.                             252,143        5,010,756
  Orica, Ltd.                        325,400        1,748,166
  QBE Insurance Group, Ltd.          128,596          479,345
  Telstra Corporation, Ltd.          927,164        2,425,468
  WMC, Ltd.                          111,000          566,422
  Woodside Petroleum, Ltd.           850,000        6,475,181
  Woolworths, Ltd.                   135,000          996,581
                                                 ------------
                                                   42,343,730
                                                 ------------
BELGIUM -- 0.8%
  Electrabel SA                        7,700        1,779,503
  Fortis                              63,000        1,348,938
  UCB SA                              90,000        3,302,124
                                                 ------------
                                                    6,430,565
                                                 ------------
BERMUDA -- 0.0%
  Sanwa International Finance
    Bermuda Trust*                21,000,000           73,150
                                                 ------------
BRAZIL -- 0.1%
  Aracruz Celulose SA ADR             10,800          216,000
  Brasil Telecom Participacoes
    SA ADR                            18,000          509,580
  Companhia Siderurgica
    Nacional SA                    9,600,000          151,557
  Compania Paranaense de
    Energia ADR                       40,600          164,430

                                    SHARES          VALUE
                                --------------   ------------
  Tele Centro Oeste Celular
    Participacoes SA ADR              25,700     $    113,851
  Telecomunicacoes Brasileiras
    SA                                    12                0
                                                 ------------
                                                    1,155,418
                                                 ------------
CANADA -- 1.2%
  Alcan, Inc.                          8,800          333,857
  Bank of Nova Scotia                 13,000          427,296
  Bombardier, Inc. Class B            93,800          777,098
  Magna International, Inc.
    Class A                            5,200          357,975
  Manulife Financial
    Corporation                      118,000        3,386,634
  Nortel Networks Corporation*        52,100           75,545
  Suncor Energy, Inc.                 10,200          178,396
  Talisman Energy, Inc.               36,000        1,615,501
  Thomson Corporation (The)*          66,200        2,087,463
  Zarlink Semiconductor, Inc.*        45,000          216,288
                                                 ------------
                                                    9,456,053
                                                 ------------
CHILE -- 0.3%
  AFP Provida SA ADR                  40,000          936,000
  Distribucion y Servicio SA
    ADR                               14,200          168,838
  Embotelladora Andina SA ADR
    Class A                           30,100          215,215
  Embotelladora Andina SA ADR
    Class B                           40,000          248,000
  Lan Chile SA ADR                    42,000          215,880
  Santa Isabel SA                    125,000          290,000
                                                 ------------
                                                    2,073,933
                                                 ------------
CHINA -- 0.2%
  China Petroleum & Chemical
    Corporation Class H            5,570,000          992,639
  Jiangsu Expressway Co., Ltd.
    Class H                        1,434,100          390,715
  PetroChina Co., Ltd. Class H       680,000          144,723
  Travelsky Technology, Ltd.
    Class H                          601,000          412,240
                                                 ------------
                                                    1,940,317
                                                 ------------
CROATIA -- 0.1%
  Pliva DD GDR                        57,700          850,498
                                                 ------------
CZECH REPUBLIC -- 0.2%
  Komercni Banka AS                   24,300        1,238,999
                                                 ------------
DENMARK -- 0.6%
  Novo-Nordisk AS Class B            117,300        3,883,135
  TDC AS                              48,600        1,343,955
                                                 ------------
                                                    5,227,090
                                                 ------------
ECUADOR -- 0.0%
  La Cemento Nacional Ecuador
    GDR                                1,750          218,750
                                                 ------------

                       See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                    SHARES          VALUE
                                --------------   ------------
EGYPT -- 0.1%
  Egyptian Co. for Mobile
    Services                          35,995     $    212,396
  Orascom Construction
    Industries                        60,636          391,748
                                                 ------------
                                                      604,144
                                                 ------------
ESTONIA -- 0.1%
  Hansabank, Ltd.                     52,000          685,609
                                                 ------------
FINLAND -- 1.1%
  Nokia OYJ                          301,700        4,415,864
  Stora Enso OYJ Class R              98,846        1,385,267
  UPM-Kymmene OYJ                     84,100        3,310,742
                                                 ------------
                                                    9,111,873
                                                 ------------
FRANCE -- 8.0%
  Air Liquide SA                       8,213        1,263,674
  Alcatel SA                         131,386          913,511
  Assurances Generales de
    France                            32,500        1,493,190
  Aventis SA                          49,904        3,536,302
  AXA                                 80,700        1,476,069
  Bouygues SA                         69,200        1,933,442
  Carrefour SA                        65,000        3,517,920
  Compagnie de Saint-Gobain          169,288        7,598,925
  Compagnie Generale des
    Etablissements Michelin
    Class B                           29,600        1,199,459
  Essilor International SA
    Compagnie Generale
    D'Optique                         10,400          422,869
  Groupe Danone                        5,700          783,621
  Lafarge SA                          16,500        1,645,877
  Pechiney SA Class A                  9,600          438,506
  Renault SA                          22,500        1,052,191
  Sanofi-Synthelabo SA               160,194        9,745,835
  Schneider Electric SA               84,448        4,541,292
  Societe BIC SA                       8,200          327,990
  Societe Generale Class A            75,300        4,960,357
  Societe Television Francaise
    1                                 94,100        2,519,482
  Suez SA                             69,845        1,862,478
  TotalFinaElf SA                     61,111        9,922,321
  Valeo SA                            46,938        1,951,636
  Vivendi Universal SA               112,979        2,441,390
                                                 ------------
                                                   65,548,337
                                                 ------------
GERMANY -- 4.7%
  Aixtron AG                          21,200          266,118
  Allianz AG                          11,723        2,367,107
  Bayer AG                           144,600        4,634,203
  Bayerische Hypo-und
    Vereinsbank AG                   110,529        3,602,320
  Bayerische Motoren Werke AG         20,700          840,446
  Continental AG                      93,500        1,662,173
  DaimlerChrysler AG                  44,900        2,179,082
  E.ON AG                             32,600        1,891,549
  Epcos AG                            17,100          559,006
  Infineon Technologies AG            27,508          434,138

                                    SHARES          VALUE
                                --------------   ------------
  Metro AG                            29,100     $    895,248
  Muenchener
    Rueckversicherungs AG              7,447        1,765,163
  Preussag AG                        125,000        3,044,354
  RWE AG                             103,987        4,118,277
  SAP AG                               2,500          245,054
  Schering AG                         34,000        2,141,685
  Siemens AG                          16,650          999,464
  ThyssenKrupp AG                     73,000        1,103,078
  Volkswagen AG                      118,353        5,704,153
                                                 ------------
                                                   38,452,618
                                                 ------------
GHANA -- 0.1%
  Ashanti Goldfields Co., Ltd.
    GDR 144A*                        200,000          982,000
                                                 ------------
GREECE -- 0.4%
  Hellenic Tellecommunications
    Organization SA                  161,700        2,555,184
  Piraeus Bank SA                     50,000          360,483
                                                 ------------
                                                    2,915,667
                                                 ------------
GUERNSEY -- 0.0%
  Amdocs, Ltd.*                       14,700          110,985
                                                 ------------
HONG KONG -- 4.3%
  Cheung Kong Holdings, Ltd.         208,000        1,733,398
  China Mobile, Ltd.*              1,554,800        4,604,771
  China Mobile, Ltd. ADR*             16,300          238,306
  China Unicom, Ltd.*                264,000          203,084
  CLP Holdings, Ltd.               1,150,000        4,570,683
  CNOOC, Ltd.                        128,000          171,494
  Hang Lung Properties, Ltd.         423,000          482,672
  Hang Seng Bank, Ltd.                63,500          679,801
  Hong Kong & China Gas Co.,
    Ltd.                           5,610,000        7,444,315
  Hongkong Electric Holdings,
    Ltd.                             637,000        2,380,672
  Hongkong Land Holdings, Ltd.       283,000          455,630
  Hutchison Whampoa, Ltd.            339,000        2,531,729
  Jardine Matheson Holdings,
    Ltd.                             263,600        1,568,420
  Johnson Electric Holdings,
    Ltd.                             542,000          642,780
  Li & Fung, Ltd.                    516,000          694,641
  New World China Land, Ltd.*        247,300           64,998
  Shangri-La Asia, Ltd.              694,000          578,355
  Sun Hung Kai Properties,
    Ltd.                             216,485        1,644,515
  Swire Pacific, Ltd. Class A        185,000          946,381
  Wah Sang Gas Holdings, Ltd.      1,305,000          209,142
  Wharf Holdings, Ltd.             1,308,000        3,085,653
                                                 ------------
                                                   34,931,440
                                                 ------------
HUNGARY -- 0.4%
  Delmagyarorszagi Aramszol
    GDR                               35,000          282,800
  Gedeon Richter Rt. GDR               8,400          514,500
  Matav Rt.                           91,500          292,718
  Matav Rt. ADR                       43,300          694,964

                       See Notes to Financial Statements.

                                    SHARES          VALUE
                                --------------   ------------
  Mol Magyar Olaj-es Gazipari
    Rt.                                3,419     $     64,689
  Mol Magyar Olaj-es Gazipari
    Rt. GDR                           24,681          456,599
  OTP Bank Rt.                        86,000          676,532
                                                 ------------
                                                    2,982,802
                                                 ------------
INDIA -- 0.5%
  Gas Authority of India, Ltd.
    GDR                              175,000        1,618,243
  Hindalco Industries, Ltd.
    GDR 144A                          18,600          295,368
  Infosys Technologies, Ltd.
    ADR                                1,800           92,160
  Mahanagar Telephone Nigam,
    Ltd. ADR*                        104,500          614,460
  Ranbaxy Laboratories, Ltd.
    GDR*                              35,000          665,000
  Reliance Industries, Ltd.
    GDR 144A*                         27,100          331,975
  State Bank of India, Ltd.
    GDR                               12,900          149,640
                                                 ------------
                                                    3,766,846
                                                 ------------
INDONESIA -- 0.3%
  PT Ramayana Lestari Sentosa
    TBK                            1,879,700          900,724
  PT Telekomunikasi Indonesia
    TBK                            2,587,600        1,113,716
  PT Unilever Indonesia TBK          300,000          712,752
                                                 ------------
                                                    2,727,192
                                                 ------------
IRELAND -- 0.8%
  Allied Irish Banks PLC             232,000        3,067,988
  CRH PLC                            110,100        1,843,101
  Elan Corporation PLC ADR*          134,900          737,903
  Irish Life & Permanent PLC          57,000          824,716
                                                 ------------
                                                    6,473,708
                                                 ------------
ISRAEL -- 0.2%
  Check Point Software
    Technologies, Ltd.*               42,800          580,368
  Orbotech, Ltd.*                     24,000          544,800
  Teva Pharmaceutical
    Industries, Ltd. ADR               4,300          287,154
                                                 ------------
                                                    1,412,322
                                                 ------------
ITALY -- 2.1%
  Assicurazioni Generali SpA          40,300          955,231
  ENI SpA                            408,959        6,502,760
  IntesaBci SpA                    2,040,395        6,226,799
  Mediaset SpA                       507,069        3,926,225
                                                 ------------
                                                   17,611,015
                                                 ------------
JAPAN -- 23.1%
  Acom Co., Ltd.                      28,100        1,920,128
  Advantest Corporation               60,000        3,734,480
  Aeon Co., Ltd.                      58,000        1,548,524
  Aiful Corporation                    7,905          518,399
  Asahi Glass Co., Ltd.               93,000          595,139

                                    SHARES          VALUE
                                --------------   ------------
  Bridgestone Corporation            217,000     $  2,987,333
  Canon, Inc.                        332,000       12,548,053
  Chubu Electric Power Co.,
    Inc.                              25,000          439,068
  Chudenko Corporation                48,000          722,066
  Chugai Pharmaceutical Co.,
    Ltd.                              40,000          478,574
  Dai Nippon Printing Co.,
    Ltd.                              91,000        1,207,957
  Daiichi Pharmaceutical Co.,
    Ltd.                              75,000        1,370,394
  Daiwa Securities Group, Inc.       109,000          706,623
  Denso Corporation                  208,200        3,253,558
  East Japan Railway Co.*                287        1,343,336
  Eisai Co., Ltd.                    127,000        3,263,581
  Fanuc, Ltd.                         49,500        2,486,233
  Fuji Machine Manufacturing
    Co., Ltd.                         65,000        1,008,710
  Fuji Photo Film Co., Ltd.          143,000        4,617,288
  Fuji Soft ABC, Inc.                  9,500          382,834
  Fujisawa Pharmaceutical Co.,
    Ltd.                             140,000        3,352,354
  Futaba Corporation                  65,000        1,898,110
  Hirose Electric Co., Ltd.           35,000        3,051,577
  Hitachi, Ltd.                      543,000        3,511,087
  Honda Motor Co., Ltd.              118,500        4,805,014
  Hoya Corporation                     9,500          691,162
  Ito-Yokado Co., Ltd.               113,000        5,656,785
  Japan Airlines Co., Ltd.           234,000          659,892
  Japan Telecom Co., Ltd.                105          300,485
  Kansai Electric Power Co.,
    Inc. (The)                        10,100          159,687
  Kao Corporation                     49,000        1,128,353
  Keyence Corporation                 16,500        3,495,318
  Kubota Corporation                 399,000        1,215,082
  Kyocera Corporation                 22,100        1,613,394
  Matsushita Electric
    Industrial Co., Ltd.             378,686        5,165,793
  Millea Holdings, Inc.*                 536        4,399,986
  Mitsubishi Estate Co., Ltd.        608,000        4,971,296
  Mitsubishi Heavy Industries,
    Ltd.                             184,000          557,268
  Mitsubishi Motors
    Corporation*                     180,000          477,573
  Mitsubishi Tokyo Financial
    Group, Inc.                          370        2,494,325
  Mitsui Fudosan Co., Ltd.           123,000        1,087,805
  Mitsui Sumitomo Insurance
    Co., Ltd.                        284,000        1,528,333
  Murata Manufacturing Co.,
    Ltd.                              95,900        6,160,973
  NEC Corporation                    159,000        1,106,377
  Nikko Cordial Corporation          639,000        3,225,494
  Nikon Corporation                   61,000          675,368
  Nintendo Co., Ltd.                  17,300        2,547,598
  Nippon Telegraph & Telephone
    Corporation                          814        3,348,200
  Nippon Television Network
    Corporation                       13,290        2,965,012

                       See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                    SHARES          VALUE
                                --------------   ------------
  Nissan Motor Co., Ltd.             906,400     $  6,276,796
  Nitto Denko Corporation             11,200          367,241
  Nomura Holdings, Inc.              153,000        2,246,695
  NTT DoCoMo, Inc.                     2,050        5,045,636
  ORIX Corporation                    28,700        2,315,519
  Promise Co., Ltd.                   53,700        2,706,146
  Rohm Co., Ltd.                      44,210        6,598,890
  Secom Co., Ltd.                     70,000        3,434,119
  Sekisui House, Ltd.                 91,000          668,894
  Shimamura Co., Ltd.                    400           30,703
  Shin-Etsu Chemical Co., Ltd.       196,300        8,434,659
  Shionogi & Co., Ltd.                87,000        1,109,856
  Sony Corporation                    80,100        4,230,349
  Sumitomo Chemical Co., Ltd.        252,000        1,145,874
  Sumitomo Electric
    Industries, Ltd.                 214,000        1,483,730
  Suzuki Motor Corporation            80,000          987,184
  Takeda Chemical Industries,
    Ltd.                             123,000        5,397,975
  Takefuji Corporation                45,000        3,127,501
  TDK Corporation                     17,000          802,796
  Terumo Corporation                  50,200          670,975
  THK Co., Ltd.                       30,000          576,942
  Tokyo Electric Power Co.             9,200          189,210
  Tokyo Electron, Ltd.                97,300        6,340,213
  Tokyu Corporation                  161,000          623,281
  Toray Industries, Inc.             239,000          640,093
  Toshiba Corporation                275,000        1,119,676
  Toyota Motor Corporation            31,000          822,487
  UFJ Holdings, Inc.                     135          326,642
  Ushio, Inc.                         26,000          308,904
  West Japan Railway Co.                 483        1,950,440
  Yamanouchi Pharmaceutical
    Co., Ltd.                        125,000        3,243,474
                                                 ------------
                                                  190,604,879
                                                 ------------
JORDAN -- 0.0%
  Arab Bank PLC                        1,050          294,906
                                                 ------------
LUXEMBOURG -- 0.1%
  Arcelor*                            48,606          689,825
  Millicom International
    Cellular SA*                      51,600           82,560
                                                 ------------
                                                      772,385
                                                 ------------
MALAYSIA -- 0.3%
  Hong Leong Bank BHD                229,000          322,416
  Malaysian Oxygen BHD               167,000          439,485
  Maxis Communications BHD*           27,000           34,461
  OYL Industries BHD                 109,000          567,963
  Public Bank BHD                  1,141,100          995,514
  Telekom Malaysia BHD                53,000          110,884
  Tenaga Nasional BHD                 36,000           94,739
  Transmile Group BHD                300,000          276,323
                                                 ------------
                                                    2,841,785
                                                 ------------

                                    SHARES          VALUE
                                --------------   ------------
MEXICO -- 1.1%
  Alfa SA de CV Class A*             104,000     $    175,692
  America Movil SA de CV ADR
    Series L                          67,000          897,800
  Apasco SA de CV                     75,800          445,896
  Cemex SA de CV                     203,729        1,079,623
  Coca-Cola Femsa SA de CV ADR        36,300          871,200
  Grupo Financiero BBVA
    Bancomer SA de CV Class O*     1,505,600        1,230,861
  Grupo Mexico SA de CV Series
    B                                 88,000          126,540
  Grupo Televisa SA ADR*              17,300          646,674
  Kimberly-Clark de Mexico SA
    de CV Class A                    225,000          600,697
  Telefonos de Mexico SA de CV
    ADR Class L                       83,600        2,681,888
                                                 ------------
                                                    8,756,871
                                                 ------------
MOROCCO -- 0.0%
  Banque Marocaine du Commerce
    Exterieur GDR 144A                     1               12
                                                 ------------
NETHERLANDS -- 7.0%
  ABN AMRO Holding NV                135,429        2,459,719
  Aegon NV                           142,407        2,969,010
  Akzo Nobel NV                       41,000        1,785,320
  ASML Holding NV*                    43,000          680,760
  CSM NV                             160,000        3,844,627
  Gucci Group NV                      23,775        2,249,353
  Hagemeyer NV                       281,000        3,885,317
  IHC Caland NV                       55,000        3,289,038
  IHC Caland NV Coupons*              55,000                0
  ING Groep NV                       154,100        3,957,019
  Koninklijke Ahold NV                53,530        1,126,079
  Koninklijke Numico NV               72,100        1,617,129
  Koninklijke Philips
    Electronics NV                   231,010        6,449,068
  Reed Elsevier NV                   251,400        3,426,387
  Royal Dutch Petroleum Co.          165,300        9,206,037
  Royal KPN NV                       211,007          987,796
  TPG NV                              76,000        1,716,611
  Unilever NV                         35,826        2,345,870
  VNU NV                             130,979        3,640,138
  Wolters Kluwer NV                   97,013        1,841,516
                                                 ------------
                                                   57,476,794
                                                 ------------
NEW ZEALAND -- 0.4%
  Carter Holt Harvey, Ltd.           329,216          316,609
  Telecom Corporation of New
    Zealand, Ltd.                  1,155,789        2,767,595
                                                 ------------
                                                    3,084,204
                                                 ------------

                       See Notes to Financial Statements.

                                    SHARES          VALUE
                                --------------   ------------
NORWAY -- 0.3%
  Norsk Hydro ASA                     15,300     $    729,928
  Norske Skogindustrier ASA           19,100          356,342
  Statoil ASA                        144,000        1,285,709
                                                 ------------
                                                    2,371,979
                                                 ------------
PAKISTAN -- 0.0%
  Hub Power Co. (The)                243,500           94,149
                                                 ------------
PANAMA -- 0.0%
  Banco Latinoamericano de
    Exportaciones SA Class E          19,200          240,960
                                                 ------------
PERU -- 0.1%
  Compania de Minas
    Buenaventura SA                   70,000          900,140
  Compania de Minas
    Buenaventura SA ADR               11,900          304,640
                                                 ------------
                                                    1,204,780
                                                 ------------
PHILIPPINES -- 0.1%
  ABS-CBN Broadcasting
    Corporation PDR*                 207,900           92,954
  Ayala Land, Inc.                 1,066,000          118,625
  Bank of the Philippine
    Islands                          347,800          331,743
  Philippine Long Distance
    Telephone Co. ADR*                47,200          352,111
                                                 ------------
                                                      895,433
                                                 ------------
POLAND -- 0.1%
  Bank Pekao SA                        4,740          108,885
  Polski Koncern Naftowy Orlen
    SA GDR                            40,400          355,520
                                                 ------------
                                                      464,405
                                                 ------------
PORTUGAL -- 0.0%
  Portugal Telecom SGPS SA            52,530          370,942
                                                 ------------
RUSSIA -- 0.4%
  Gazprom ADR                         11,000          181,500
  LUKOIL ADR                           7,800          506,014
  Mining and Metallurgical Co.
    Norilsk Nickel ADR                12,300          256,767
  Mobile Telesystems ADR              29,200          884,469
  Vimpel-Communications ADR*          15,600          397,176
  Wimm-Bill-Dann Foods OJSC
    ADR*                              11,500          242,650
  YUKOS ADR                            4,900          681,737
                                                 ------------
                                                    3,150,313
                                                 ------------
SINGAPORE -- 1.0%
  DBS Group Holdings, Ltd. ADR
    144A                             233,000        1,635,357
  Oversea-Chinese Banking
    Corporation, Ltd.                346,000        2,291,378
  Singapore Airlines, Ltd.            78,000          569,533
  Singapore
    Telecommunications, Ltd.       2,431,800        1,885,746
  United Overseas Bank, Ltd.         241,000        1,732,430
                                                 ------------
                                                    8,114,444
                                                 ------------

                                    SHARES          VALUE
                                --------------   ------------
SOUTH AFRICA -- 1.3%
  Alexander Forbes, Ltd.             400,000     $    613,018
  Anglo American Platinum
    Corporation, Ltd.                 17,130          672,928
  Anglo American PLC                  72,084        1,202,466
  Gold Fields, Ltd.                   54,500          643,872
  Harmony Gold Mining Co.,
    Ltd.                               9,500          130,848
  Impala Platinum Holdings,
    Ltd.                              23,120        1,282,295
  M-Cell, Ltd.                       275,700          312,881
  Sappi, Ltd.                         19,000          267,225
  Sasol, Ltd.                        518,500        5,532,197
  Venfin, Ltd.*                      199,900          339,318
                                                 ------------
                                                   10,997,048
                                                 ------------
SOUTH KOREA -- 2.5%
  Hyundai Motor Co., Ltd.             14,560          437,540
  Kookmin Bank                        42,914        2,083,341
  Kookmin Bank ADR                    17,459          858,110
  Kookmin Credit Card Co.,
    Ltd.                              14,000          490,540
  KorAm Bank*                         14,760          131,900
  Korea Electric Power
    Corporation                       38,000          694,952
  Korea Electric Power
    Corporation ADR                  108,083        1,131,629
  KT Corporation                      10,170          408,335
  KT Corporation ADR                  13,950          302,018
  KT Freetel*                         21,000          691,294
  LG Chem Investment, Ltd.                 9               98
  LG Chem, Ltd.                        9,120          329,786
  LG Electronics, Inc.*               10,920          435,725
  POSCO                                2,850          316,282
  POSCO ADR                           36,140          985,538
  S-Oil Corporation                   31,300          542,499
  S1 Corporation                      39,284          764,153
  Samsung Electronics Co.,
    Ltd.                               9,471        2,590,239
  Samsung Electronics Co.,
    Ltd. GDR 144A                     45,792        4,582,317
  Shinhan Financial Group Co.,
    Ltd.                              14,960          211,412
  Shinsegae Co., Ltd.                  1,870          317,118
  SK Telecom Co., Ltd.                 3,230          723,619
  SK Telecom Co., Ltd. ADR            56,891        1,410,327
  Tae Young Corporation               10,000          267,673
                                                 ------------
                                                   20,706,445
                                                 ------------
SPAIN -- 2.3%
  Banco Bilbao Vizcaya
    Argentaria SA                    119,700        1,353,604
  Banco Popular Espanol SA            34,400        1,521,030
  Banco Santander Central
    Hispano SA                       367,608        2,918,993
  Centros Comerciales
    Carrefour SA                      97,000        1,217,613
  Endesa SA                           75,000        1,089,597
  Grupo Dragados SA                  100,000        1,782,663
  Iberdrola SA                       205,800        2,997,986

                       See Notes to Financial Statements.

INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) CONTINUED

                                    SHARES          VALUE
                                --------------   ------------
  Inditex SA*                         54,800     $  1,157,125
  Telefonica SA*                     583,218        4,896,007
                                                 ------------
                                                   18,934,618
                                                 ------------
SRI LANKA -- 0.0%
  DFCC Bank                          168,000          295,360
                                                 ------------
SWEDEN -- 1.0%
  Assa Abloy AB Class B               58,374          822,555
  Electrolux AB Class B               91,900        1,854,964
  ForeningsSparbanken AB              81,600        1,034,408
  Nordea AB                          400,000        2,180,365
  Svenska Handelsbanken Class
    A                                 16,000          244,609
  Telefonaktiebolaget LM
    Ericsson Class B                 197,700          299,018
  Volvo AB Class B                    69,500        1,440,641
                                                 ------------
                                                    7,876,560
                                                 ------------
SWITZERLAND -- 3.5%
  Compagnie Financiere
    Richemont AG Class A              70,844        1,611,443
  Credit Suisse Group                108,277        3,437,884
  Holcim, Ltd. Class B                 7,813        1,792,924
  Nestle SA                           23,100        5,386,353
  Novartis AG                        146,975        6,464,077
  Roche Holding AG                    29,644        2,241,004
  STMicroelectronics NV               40,700          993,026
  Swiss Reinsurance                   51,971        5,081,329
  Swisscom AG                          5,230        1,521,748
  UBS AG                              11,325          569,617
                                                 ------------
                                                   29,099,405
                                                 ------------
TAIWAN -- 1.2%
  Asustek Computer, Inc.*             91,000          273,744
  Cathay Financial Holding
    Co., Ltd.*                       107,726          158,644
  China Steel Corporation            753,000          387,669
  Chinatrust Financial Holding
    Co., Ltd.*                       310,000          273,729
  Compal Electronics, Inc.           279,750          268,790
  Faraday Technology
    Corporation                       87,800          386,322
  Formosa Chemical & Fibre Co.       440,000          400,372
  Formosa Plastics Corporation       140,000          168,039
  HON HAI Precision Industry
    Co., Ltd.                         85,000          347,288
  Phoenixtec Power Co., Ltd.         514,402          398,786
  Quanta Computer, Inc.               37,000          104,104
  Realtek Semiconductor
    Corporation                       31,000          110,884
  Sunplus Technology Co., Ltd.       165,694          426,523
  Taiwan Semiconductor
    Manufacturing Co., Ltd.*       1,720,835        4,319,860
  United Microelectronics
    Corporation*                     357,930          429,616

                                    SHARES          VALUE
                                --------------   ------------
  United Microelectronics
    Corporation ADR*                 171,847     $  1,263,076
  Yuanta Core Pacific
    Securities Co., Ltd.*            281,000          174,106
                                                 ------------
                                                    9,891,552
                                                 ------------
THAILAND -- 0.2%
  Advanced Info Service Public
    Co., Ltd.                        220,000          211,324
  Bangkok Bank Public Co.,
    Ltd.*                            100,400          165,606
  BEC World Public Co., Ltd.          62,500          388,286
  PTT Exploration and
    Production Public Co.,
    Ltd.                             197,900          571,847
  PTT Public Co., Ltd.               151,400          131,244
  Siam Cement Public Co., Ltd.         6,700          173,596
                                                 ------------
                                                    1,641,903
                                                 ------------
TURKEY -- 0.1%
  Galatasaray Sportif Sinai ve
    Ticari Yatirimlar AS*          4,000,000          136,239
  Migros Turk TAS                  8,015,000          348,819
  Tupras-Turkiye Petrol
    Rafinerileri AS               25,107,000          102,933
  Turkcell Iletisim Hizmetleri
    AS ADR                             4,358           51,250
  Yapi ve Kredi Bankasi*         101,273,000          100,606
                                                 ------------
                                                      739,847
                                                 ------------
UNITED KINGDOM -- 16.5%
  Antofagasta PLC                    175,000        1,597,868
  ARM Holdings PLC*                  110,000          244,806
  AstraZeneca PLC                    229,526        9,528,608
  BAA PLC                            214,585        1,959,306
  BAE Systems PLC                  1,115,496        5,696,249
  Barclays PLC                        52,400          440,907
  BG Group PLC                     2,321,300       10,102,142
  BHP Billiton PLC                    40,000          217,978
  BOC Group PLC                      137,200        2,131,103
  Boots Co. PLC                      554,500        5,498,257
  BP PLC                             145,600        1,222,895
  Brambles Industries PLC            517,000        2,586,851
  British Airways PLC              1,259,400        3,575,495
  British Sky Broadcasting
    PLC*                             260,700        2,499,585
  BT Group PLC                       351,377        1,349,740
  Cable & Wireless PLC             1,075,418        2,741,698
  Cadbury Schweppes PLC              300,000        2,247,610
  Centrica PLC                       122,500          379,060
  Compass Group PLC                   86,700          525,991
  Dimension Data Holdings PLC*       369,300          230,802
  GKN PLC                            503,116        2,360,165
  GlaxoSmithKline PLC                308,666        6,671,771
  GUS PLC                            428,518        3,935,521
  Hays PLC                           420,300          986,634
  HBOS PLC                           371,600        4,021,705
  HSBC Holdings PLC                  180,139        2,071,778
  Johnson Matthey PLC                125,000        1,913,022

                       See Notes to Financial Statements.

                                    SHARES          VALUE
                                --------------   ------------
  Kingfisher PLC                     236,363     $  1,139,426
  Lloyds TSB Group PLC               642,500        6,395,322
  Marks & Spencer Group PLC          403,883        2,294,824
  National Grid Group PLC             88,500          628,645
  P & O Princess Cruises PLC         550,000        3,479,260
  Pearson PLC                         95,200          946,877
  Peninsular & Oriental Steam
    Navigation Co. (The)             626,400        2,301,150
  Prudential PLC                     117,700        1,076,475
  Reckitt Benckiser PLC              225,000        4,036,780
  Reed Elsevier PLC                  486,089        4,619,856
  Reuters Group PLC                   73,300          388,830
  Rio Tinto PLC                      204,477        3,749,611
  Royal & Sun Alliance
    Insurance Group PLC              274,600        1,008,774
  Royal Bank of Scotland Group
    PLC                              185,531        5,260,240
  Safeway PLC                        268,000        1,150,999
  Scottish Power PLC                 250,000        1,344,260
  Shell Transport & Trading
    Company PLC                      640,000        4,829,046
  Smiths Group PLC                   118,600        1,540,283
  Standard Chartered PLC              72,200          770,391
  Trinity Mirror PLC                 310,000        1,925,597
  Unilever PLC                       426,500        3,887,732
  Vodafone Group PLC               4,495,012        6,166,653
  Xstrata PLC*                        26,500          343,151
                                                 ------------
                                                  136,021,729
                                                 ------------
VENEZUELA -- 0.0%
  Compania Anonima Nacional
    Telefonos de Venezuela ADR        17,117          243,575
                                                 ------------
TOTAL FOREIGN COMMON STOCK
  (Cost $827,414,560)                             776,634,081
                                                 ------------
FOREIGN PREFERRED STOCK -- 0.4%
BRAZIL
  Banco do Brasil SA              48,400,000          162,668
  Banco Itau SA                    7,664,800          427,552
  Centrais Eletricas
    Brasileiras SA Class B        21,400,000          201,956
  Companhia Brasileira de
    Distribuicao Grupo Pao de
    Acucar ADR                        38,000          676,020
  Companhia de Tecidos do
    Norte de Minas                 4,336,400          299,700
  Petroleo Brasileiro SA              36,200          679,444
  Telecomunicacoes Brasileiras
    SA ADR                             8,100          183,708
  Telecomunicacoes de Sao
    Paulo SA                               4                0
  Telefonica Data Brasil
    Holding SA*                            4                1
  Telemar Norte Leste SA Class
    A                             10,300,000          180,675

                                    SHARES          VALUE
                                --------------   ------------
  Telesp Celular Participacoes
    SA*                           46,206,000     $     72,460
  Usinas Siderurgicas de Minas
    Gerais SA Class A                 69,670          167,428
                                                 ------------
TOTAL FOREIGN PREFERRED STOCK
  (Cost $4,836,321)                                 3,051,612
                                                 ------------
RIGHTS -- 0.0%
BRAZIL -- 0.0%
  Telecomunicacoes Brasileiras
    SA*                                   12                0
                                                 ------------
HONG KONG -- 0.0%
  Cheung Kong Holdings, Ltd.*          8,320                0
                                                 ------------
TOTAL RIGHTS
  (Cost $0)                                                 0
                                                 ------------
SHORT-TERM INVESTMENTS -- 4.7%
  AB Funds Trust -- Money
    Market Fund
    (Cost $38,295,836)            38,295,836       38,295,836
                                                 ------------
TOTAL INVESTMENTS -- 99.6%
  (Cost $871,126,692)                             818,569,559
OTHER ASSETS LESS LIABILITIES -- 0.4%               3,336,253
                                                 ------------
NET ASSETS -- 100.0%                             $821,905,812
                                                 ============

                       See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS DEFINITIONS AND ABBREVIATIONS

ADR    --   American Depository Receipt
GDR    --   Global Depository Receipt
IO     --   Interest Only
PO     --   Principal Only
REIT   --   Real Estate Investment Trust
STEP   --   Stepped Coupon Bonds(1)
CONV   --   Convertible
*      --   Non-income producing security.
#      --   Security in default.
++     --   Variable rate security(1).
++++   --   All or a portion of the security was
            held as collateral for open futures
            and/or options contracts.
@      --   Illiquid.
+      --   Security is a non-transferable tax
            refund right.
(A)    --   Par is denominated in Australian
            dollars.
(C)    --   Par is denominated in Canadian dollars.
(E)    --   Par is denominated in European Euros.
(N)    --   Par is denominated in New Zealand
            dollars.
144A   --   Security was purchased pursuant to Rule
            144A under the Securities Act of 1933
            and may not be resold subject to that
            rule except to qualified institutional
            buyers.
(a)    --   Counterparty to contract is Goldman
            Sachs Capital Markets, LP.
(b)    --   Counterparty to contract is UBS AG.
(c)    --   Counterparty to contract is Morgan
            Guaranty Trust Co. of NY.
(d)    --   Counterparty to contract is Morgan
            Stanley Capital Services, Inc.
(e)    --   Counterparty to contract is Lehman
            Brothers Special Financing, Inc.
(f)    --   Counterparty to contract is Bank of
            America, NA.
(g)    --   Counterparty to contract is Citibank NA.
            London.
(h)    --   Counterparty to contract is JPMorgan
            Chase Bank.
(i)    --   Counterparty to contract is Merrill
            Lynch Capital Services, Inc.

(1) Interest rates shown reflect the rates currently in effect.

                      (This page intentionally left blank)

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

                                                                  MONEY         LOW-DURATION    MEDIUM-DURATION
JUNE 30, 2002                                                  MARKET FUND       BOND FUND         BOND FUND
-------------                                                 --------------   --------------   ---------------
ASSETS
Investments at value (1)                                      $  955,771,416   $  814,745,097   $1,011,703,097
Options purchased at value (2)                                            --               --           87,241
Collateral held for securities on loan at value                   34,650,000      131,796,891       93,228,725
Cash                                                                     827          347,274        6,945,051
Foreign currency (3)                                                      --          157,696        2,050,525
Receivables:
  Dividends and Reclaims                                                  --               --               --
  Interest                                                         3,791,522        5,620,975        8,243,651
  Investment securities sold                                              --        1,226,719      112,564,882
  Maturities                                                              --           27,246           39,379
  Fund shares sold                                                22,453,839          406,465          284,764
  Variation margin                                                        --           13,266           37,688
  Securities lending                                                   4,585           33,633           19,567
  Unrealized appreciation on foreign currency exchange
    contracts                                                             --               --            3,241
  Unrealized appreciation on swap agreements                              --          197,767        1,259,835
Prepaid expenses and other assets                                     19,965           27,665           77,762
                                                              --------------   --------------   --------------
  Total Assets                                                 1,016,692,154      954,600,694    1,236,545,408
                                                              --------------   --------------   --------------
LIABILITIES
Cash overdraft                                                            --               --               --
Options written at value (4)                                              --               --        1,948,263
Unrealized depreciation on foreign currency exchange
  contracts                                                               --          474,096          127,148
Collateral held for securities on loan at value                   34,650,000      131,796,891       93,228,725
Payables:
  Investment securities purchased                                         --       22,118,684      355,104,430
  Fund shares purchased                                           21,361,794              378               36
  Variation margin                                                        --            6,094           56,771
  Distributions                                                      370,352               --               --
  Securities lending                                                   1,375           10,090            5,870
Accrued expenses:
  Advisory fee payable                                               101,901          103,194           93,945
  Distribution fee payable                                             1,367            1,563            1,326
  Other accrued expenses                                             229,709          338,672          308,583
Other liabilities                                                         --               --               --
                                                              --------------   --------------   --------------
  Total Liabilities                                               56,716,498      154,849,662      450,875,097
                                                              --------------   --------------   --------------
NET ASSETS                                                    $  959,975,656   $  799,751,032   $  785,670,311
                                                              ==============   ==============   ==============
NET ASSETS CONSIST OF:
Paid-in-capital                                               $  959,850,918   $  789,075,694   $  772,616,637
Undistributed net investment income (loss)                             1,110          430,898        1,003,005
Accumulated net realized gain (loss) on investments, foreign
  currency related items and derivative transactions                 123,628        4,157,154        8,788,569
Net unrealized appreciation (depreciation) on investments,
  foreign currency translations and derivative transactions               --        6,087,286        3,262,100
                                                              --------------   --------------   --------------
NET ASSETS                                                    $  959,975,656   $  799,751,032   $  785,670,311
                                                              ==============   ==============   ==============
NET ASSET VALUE:
$0.001 par value, unlimited shares authorized
Net assets applicable to the Retail Class                     $   16,833,983   $   19,024,830   $   16,170,694
                                                              --------------   --------------   --------------
Retail shares outstanding                                         16,833,878        1,934,303        1,670,670
                                                              --------------   --------------   --------------
  Net asset value, offering price and redemption price per
    Retail share                                              $         1.00   $         9.84   $         9.68
                                                              ==============   ==============   ==============
Net assets applicable to the Retirement Class                 $  937,091,604   $  774,634,139   $  763,401,872
                                                              --------------   --------------   --------------
Retirement shares outstanding                                    936,932,476       59,185,097       56,716,428
                                                              --------------   --------------   --------------
  Net asset value, offering price and redemption price per
    Retirement share                                          $         1.00   $        13.09   $        13.46
                                                              ==============   ==============   ==============
Net assets applicable to the Institutional Class              $    6,050,069   $    6,092,063   $    6,097,745
                                                              --------------   --------------   --------------
Institutional shares outstanding                                   6,050,058          621,172          633,226
                                                              --------------   --------------   --------------
  Net asset value, offering price and redemption price per
    Institutional share                                       $         1.00   $         9.81   $         9.63
                                                              ==============   ==============   ==============
---------------
(1) Investments at cost                                       $  955,771,416   $  808,158,984   $1,009,563,066
                                                              ==============   ==============   ==============
(2) Premiums paid on options purchased                                    --               --           75,283
                                                              ==============   ==============   ==============
(3) Foreign currency at cost                                              --          146,793        1,930,022
                                                              ==============   ==============   ==============
(4) Premiums received on options written                                  --               --       (1,937,434)
                                                              ==============   ==============   ==============

                       See Notes to Financial Statements.

    EXTENDED-DURATION      EQUITY          VALUE            GROWTH        SMALL CAP     INTERNATIONAL
        BOND FUND        INDEX FUND     EQUITY FUND      EQUITY FUND     EQUITY FUND     EQUITY FUND
    -----------------   ------------   --------------   --------------   ------------   -------------
      $399,962,295      $343,305,272   $1,100,093,586   $1,258,140,743   $302,916,597   $818,569,559
                --                --               --               --             --             --
        19,256,819        10,650,207       69,571,214       49,436,303     92,489,723     79,133,320
                --           100,857        1,494,760               --          4,367             --
                --                --               --               --             --      2,073,494
                --           365,336        1,720,493          506,544        141,232      2,192,835
         6,059,814             6,692           46,006           88,084         14,209         47,012
           291,250             4,084        1,342,051          372,636     10,097,880        750,400
                --                --               --               --             --             --
                --                --               --           74,549            226        761,760
                --                --               --              105         24,825             --
             8,274             3,364           24,130           13,530         31,047         55,215
                --                --               --               --             --        759,849
                --                --               --               --             --             --
            29,007            18,338           19,073           19,229         17,865         18,383
      ------------      ------------   --------------   --------------   ------------   ------------
       425,607,459       354,454,150    1,174,311,313    1,308,651,723    405,737,971    904,361,827
      ------------      ------------   --------------   --------------   ------------   ------------
                --                --               --               --             --              5
                --                --               --               --             --             --
                --                --               --               --             --        127,357
        19,256,819        10,650,207       69,571,214       49,436,303     92,489,723     79,133,320
                --                --        8,761,872       63,990,344     10,465,316      2,302,759
         1,020,239           173,935          106,809          129,172        562,395          1,124
                --             4,750           62,355          116,850             --             --
                --                --            3,181               --             --             --
             2,482             1,009            7,239            4,059          9,314         16,565
            85,339            25,375          355,877          351,320         19,764        216,492
             1,835             1,207            1,306            1,143          1,291          1,318
           186,553           105,613          496,821          529,285        314,016        615,565
                --                --               --            1,808            250         41,510
      ------------      ------------   --------------   --------------   ------------   ------------
        20,553,267        10,962,096       79,366,674      114,560,284    103,862,069     82,456,015
      ------------      ------------   --------------   --------------   ------------   ------------
      $405,054,192      $343,492,054   $1,094,944,639   $1,194,091,439   $301,875,902   $821,905,812
      ============      ============   ==============   ==============   ============   ============
      $398,291,951      $365,007,631   $1,150,237,690   $1,553,243,197   $307,397,536   $908,514,676
           669,360            37,044            3,488         (900,422)      (384,476)     5,130,016
         4,254,309        (3,728,637)     (26,984,735)    (145,548,132)   (12,169,939)   (39,911,931)
         1,838,572       (17,823,984)     (28,311,804)    (212,703,204)     7,032,781    (51,826,949)
      ------------      ------------   --------------   --------------   ------------   ------------
      $405,054,192      $343,492,054   $1,094,944,639   $1,194,091,439   $301,875,902   $821,905,812
      ============      ============   ==============   ==============   ============   ============
      $ 22,039,335      $ 14,365,405   $   15,646,796   $   13,587,724   $ 15,656,109   $ 16,032,786
      ------------      ------------   --------------   --------------   ------------   ------------
         2,330,058         1,744,308        1,729,328        1,711,172      1,634,221      1,671,126
      ------------      ------------   --------------   --------------   ------------   ------------
      $       9.46      $       8.24   $         9.05   $         7.94   $       9.58   $       9.59
      ============      ============   ==============   ==============   ============   ============
      $377,079,172      $323,842,233   $1,073,170,139   $1,175,543,032   $280,018,245   $799,609,625
      ------------      ------------   --------------   --------------   ------------   ------------
        26,905,631        24,086,582       77,933,157       92,766,229     22,350,517     70,706,698
      ------------      ------------   --------------   --------------   ------------   ------------
      $      14.01      $      13.44   $        13.77   $        12.67   $      12.53   $      11.31
      ============      ============   ==============   ==============   ============   ============
      $  5,935,685      $  5,284,416   $    6,127,704   $    4,960,683   $  6,201,548   $  6,263,401
      ------------      ------------   --------------   --------------   ------------   ------------
           626,882           645,133          675,035          622,407        644,466        645,856
      ------------      ------------   --------------   --------------   ------------   ------------
      $       9.47      $       8.19   $         9.08   $         7.97   $       9.62   $       9.70
      ============      ============   ==============   ==============   ============   ============
      $398,125,649      $361,112,339   $1,127,705,633   $1,469,778,276   $295,852,818   $871,126,692
      ============      ============   ==============   ==============   ============   ============
                --                --               --               --             --             --
      ============      ============   ==============   ==============   ============   ============
                --                --               --               --             --      2,098,320
      ============      ============   ==============   ==============   ============   ============
                --                --               --               --             --             --
      ============      ============   ==============   ==============   ============   ============

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (UNAUDITED)

                                                                   MONEY       LOW-DURATION    MEDIUM-DURATION
FOR THE SIX MONTHS ENDED JUNE 30, 2002                          MARKET FUND     BOND FUND         BOND FUND
--------------------------------------                          -----------    ------------    ---------------
INVESTMENT INCOME
  Dividends                                                     $       --     $        --      $         --
  Interest                                                       9,979,023      17,422,161        22,924,427
  Securities Lending                                                 6,779         177,341           145,813
     Less foreign taxes withheld                                        --              --                --
                                                                ----------     -----------      ------------
Total Investment Income                                          9,985,802      17,599,502        23,070,240
                                                                ----------     -----------      ------------
EXPENSES
  Investment advisory fees                                         944,549       1,663,003         1,826,439
  Transfer agent fees                                               35,400          29,997            30,208
  Custodian fees                                                    19,200          33,106            66,720
  Distribution fees                                                  7,417           8,574             7,039
  Shareholders servicing fees:
     Retail shares                                                  10,876          12,508            10,243
     Retirement shares                                             856,641         754,154           777,070
  Accounting and administration fees                               352,422         358,585           368,780
  Professional fees                                                 25,766          25,687            25,752
  Registration fees                                                  2,898           1,896             1,878
  Shareholder reporting fees                                        14,472          10,292            12,643
  Trustee fees                                                         611             527               546
  Line of credit facility fees                                       3,794           3,012             3,091
  Other expenses                                                    10,011          12,454            11,325
                                                                ----------     -----------      ------------
Total expenses                                                   2,284,057       2,913,795         3,141,734
Fees paid indirectly                                                    --              --                --
Expenses waived and reimbursed                                    (195,192)       (445,944)         (531,405)
                                                                ----------     -----------      ------------
Net expenses                                                     2,088,865       2,467,851         2,610,329
                                                                ----------     -----------      ------------
NET INVESTMENT INCOME (LOSS)                                     7,896,937      15,131,651        20,459,911
                                                                ----------     -----------      ------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
  Investment securities                                             (1,439)      3,046,094        12,411,803
  Futures transactions                                                  --         639,984         1,128,095
  Swap agreements                                                       --         150,568        (1,709,121)
  Option contracts                                                      --          13,403           376,773
  Foreign currency transactions                                         --        (381,671)          649,948
                                                                ----------     -----------      ------------
Net realized gain (loss)                                            (1,439)      3,468,378        12,857,498
Net change in unrealized appreciation (depreciation) on:
  Investment securities                                                 --      (2,032,170)      (10,958,197)
  Futures transactions                                                  --          57,824           657,752
  Swap agreements                                                       --          37,113         1,361,141
  Option contracts                                                      --         (10,028)          123,872
  Foreign currency transactions                                         --        (140,591)           67,129
                                                                ----------     -----------      ------------
Net change in unrealized appreciation (depreciation)                    --      (2,087,852)       (8,748,303)
                                                                ----------     -----------      ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                             (1,439)      1,380,526         4,109,195
                                                                ----------     -----------      ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $7,895,498     $16,512,177      $ 24,569,106
                                                                ==========     ===========      ============

                       See Notes to Financial Statements.

    EXTENDED-DURATION      EQUITY         VALUE          GROWTH        SMALL CAP     INTERNATIONAL
        BOND FUND        INDEX FUND    EQUITY FUND     EQUITY FUND    EQUITY FUND     EQUITY FUND
    -----------------   ------------   ------------   -------------   ------------   -------------
      $     39,063      $  2,659,382   $ 12,220,681   $   3,939,193   $  1,233,320   $ 10,967,039
        14,694,629            77,984        482,319         662,967        160,057        311,845
            48,637            30,365        101,174          75,975        181,992        223,599
                --             2,514        (11,993)        (15,803)        (4,997)    (1,010,842)
      ------------      ------------   ------------   -------------   ------------   ------------
        14,782,329         2,770,245     12,792,181       4,662,332      1,570,372     10,491,641
      ------------      ------------   ------------   -------------   ------------   ------------
         1,020,164           313,388      3,945,422       4,732,365      1,760,112      3,883,010
            30,306            31,562         31,419          32,229         30,722         29,796
            15,881            22,576         57,592          27,127         87,113        311,927
            10,607             6,985          7,239           6,791          7,250          7,142
            15,516            10,161         10,545           9,873         10,555         10,396
           366,395           343,496      1,074,552       1,177,901        283,664        746,419
           214,383           202,019        406,522         418,280        181,090        365,448
            25,718            25,718         25,718          25,718         25,718         25,718
             1,945             2,276          1,946           1,878          1,878          1,877
             8,898             8,821         13,679          14,841          7,403          9,349
               268               240            711             823            190            484
             1,502             1,495          4,154           4,954          1,142          2,842
            10,010            10,012         10,011          10,011         10,011         19,842
      ------------      ------------   ------------   -------------   ------------   ------------
         1,721,593           978,749      5,589,510       6,462,791      2,406,848      5,414,250
                --                --       (103,043)       (111,274)       (47,837)      (144,562)
          (198,952)         (218,851)      (394,975)       (788,763)      (404,163)      (769,812)
      ------------      ------------   ------------   -------------   ------------   ------------
         1,522,641           759,898      5,091,492       5,562,754      1,954,848      4,499,876
      ------------      ------------   ------------   -------------   ------------   ------------
        13,259,688         2,010,347      7,700,689        (900,422)      (384,476)     5,991,765
      ------------      ------------   ------------   -------------   ------------   ------------
         2,747,671        (2,540,774)     4,283,961     (60,955,460)      (659,379)   (15,194,277)
                --          (712,485)    (4,863,002)     (6,443,558)    (1,944,860)            --
                --                --             --              --             --             --
                --                --             --              --             --             --
           (21,012)               --             --              --             --      1,633,032
      ------------      ------------   ------------   -------------   ------------   ------------
         2,726,659        (3,253,259)      (579,041)    (67,399,018)    (2,604,239)   (13,561,245)
       (14,131,394)      (53,006,751)   (62,006,797)   (186,360,146)   (13,163,345)    23,414,663
                --           (40,818)    (1,043,686)     (1,734,969)       (95,037)            --
                --                --             --              --             --             --
                --                --             --              --             --             --
             1,927                --             --              --             --       (272,675)
      ------------      ------------   ------------   -------------   ------------   ------------
       (14,129,467)      (53,047,569)   (63,050,483)   (188,095,115)   (13,258,382)    23,141,988
      ------------      ------------   ------------   -------------   ------------   ------------
       (11,402,808)      (56,300,828)   (63,629,524)   (255,494,133)   (15,862,621)     9,580,743
      ------------      ------------   ------------   -------------   ------------   ------------
      $  1,856,880      $(54,290,481)  $(55,928,835)  $(256,394,555)  $(16,247,097)  $ 15,572,508
      ============      ============   ============   =============   ============   ============

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          MONEY
                                                                       MARKET FUND
                                                              ------------------------------
                                                              FOR THE SIX     FOR THE PERIOD
                                                              MONTHS ENDED     08/27/01* TO
                                                                06/30/02         12/31/01
                                                              ------------    --------------
                                                              (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income                                       $  7,896,937     $  9,627,050
  Net realized gain (loss) on investment securities and
     futures transactions                                           (1,439)         125,067
  Net change in unrealized appreciation (depreciation) on
     investment securities and futures transactions                     --               --
                                                              ------------     ------------
Net increase in net assets resulting from operations             7,895,498        9,752,117
                                                              ------------     ------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
  Retail shares                                                   (103,422)          (1,994)
  Retirement shares                                             (7,743,416)      (9,624,892)
  Institutional shares                                             (50,099)            (165)
DISTRIBUTIONS TO SHAREHOLDERS FROM NET SHORT-TERM CAPITAL
  GAINS
  Retail shares                                                         --               --
  Retirement shares                                                     --               --
  Institutional shares                                                  --               --
DISTRIBUTIONS TO SHAREHOLDERS FROM NET LONG-TERM CAPITAL
  GAINS
  Retail shares                                                         --               --
  Retirement shares                                                     --               --
  Institutional shares                                                  --               --
RETURN OF CAPITAL
  Retail shares                                                         --               --
  Retirement shares                                                     --               --
  Institutional shares                                                  --               --
                                                              ------------     ------------
Total dividends and distributions                               (7,896,937)      (9,627,051)
                                                              ------------     ------------
NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS        (37,215,546)     997,067,575
                                                              ------------     ------------
Total increase (decrease) in net assets                        (37,216,985)     997,192,641
                                                              ------------     ------------
NET ASSETS:
  Beginning of the Period                                     $997,192,641     $         --
                                                              ------------     ------------
  End of the Period                                           $959,975,656     $997,192,641
                                                              ============     ============

---------------

* Commencement of operations.

                       See Notes to Financial Statements.

            LOW-DURATION                   MEDIUM-DURATION                EXTENDED-DURATION
              BOND FUND                       BOND FUND                       BOND FUND
    -----------------------------   -----------------------------   -----------------------------
    FOR THE SIX    FOR THE PERIOD   FOR THE SIX    FOR THE PERIOD   FOR THE SIX    FOR THE PERIOD
    MONTHS ENDED    08/27/01* TO    MONTHS ENDED    08/27/01* TO    MONTHS ENDED    08/27/01* TO
      06/30/02        12/31/01        06/30/02        12/31/01        06/30/02        12/31/01
    ------------   --------------   ------------   --------------   ------------   --------------
    (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
    $ 15,131,651    $ 12,999,898    $ 20,459,911    $ 13,656,210    $ 13,259,688    $  9,084,573
       3,468,378       6,103,991      12,857,498       8,465,188       2,726,659       2,621,269
      (2,087,852)     (3,312,895)     (8,748,303)     (8,649,653)    (14,129,467)     (1,860,969)
    ------------    ------------    ------------    ------------    ------------    ------------
      16,512,177      15,790,994      24,569,106      13,471,745       1,856,880       9,844,873
    ------------    ------------    ------------    ------------    ------------    ------------
        (399,607)         (1,482)       (437,665)         (1,671)       (907,759)         (4,837)
     (14,203,867)    (13,521,823)    (18,746,087)    (14,176,685)    (11,446,022)     (9,079,567)
        (136,277)           (441)       (178,731)           (475)       (236,547)           (666)
              --            (753)             --          (1,760)             --            (829)
              --      (3,995,277)             --     (10,642,394)             --      (1,092,622)
              --            (163)             --            (442)             --             (99)
              --            (162)             --            (242)             --              --
              --        (856,838)             --      (1,461,903)             --              --
              --             (35)             --             (61)             --              --
              --              --              --             (22)             --              --
              --              --              --        (133,095)             --              --
              --              --              --              (6)             --              --
    ------------    ------------    ------------    ------------    ------------    ------------
     (14,739,751)    (18,376,974)    (19,362,483)    (26,418,756)    (12,590,328)    (10,178,620)
    ------------    ------------    ------------    ------------    ------------    ------------
     (17,891,966)    818,456,552     (47,458,758)    840,869,457       2,930,625     413,190,762
    ------------    ------------    ------------    ------------    ------------    ------------
     (16,119,540)    815,870,572     (42,252,135)    827,922,446      (7,802,823)    412,857,015
    ------------    ------------    ------------    ------------    ------------    ------------
    $815,870,572    $         --    $827,922,446    $         --    $412,857,015    $         --
    ------------    ------------    ------------    ------------    ------------    ------------
    $799,751,032    $815,870,572    $785,670,311    $827,922,446    $405,054,192    $412,857,015
    ============    ============    ============    ============    ============    ============

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS CONTINUED

                                                                          EQUITY
                                                                        INDEX FUND
                                                               -----------------------------
                                                               FOR THE SIX    FOR THE PERIOD
                                                               MONTHS ENDED    08/27/01* TO
                                                                 06/30/02        12/31/01
                                                               ------------   --------------
                                                               (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS
  Net investment income (loss)                                 $  2,010,347    $  1,442,219
  Net realized gain (loss) on investment securities and
     futures transactions                                        (3,253,259)        738,625
  Net change in unrealized appreciation (depreciation) on
     investment securities and futures transactions             (53,047,569)    (15,997,236)
                                                               ------------    ------------
Net increase (decrease) in net assets resulting from
  operations                                                    (54,290,481)    (13,816,392)
                                                               ------------    ------------
DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME
  Retail shares                                                    (138,389)         (2,070)
  Retirement shares                                              (1,816,497)     (1,402,825)
  Institutional shares                                              (55,979)           (174)
DISTRIBUTIONS TO SHAREHOLDERS FROM NET SHORT-TERM CAPITAL
  GAINS
  Retail shares                                                          --          (1,700)
  Retirement shares                                                      --      (1,212,172)
  Institutional shares                                                   --            (131)
DISTRIBUTIONS TO SHAREHOLDERS FROM NET LONG-TERM CAPITAL
  GAINS
  Retail shares                                                          --              --
  Retirement shares                                                      --              --
  Institutional shares                                                   --              --
RETURN OF CAPITAL
  Retail shares                                                          --              --
  Retirement shares                                                      --              --
  Institutional shares                                                   --              --
                                                               ------------    ------------
Total dividends and distributions                                (2,010,865)     (2,619,072)
                                                               ------------    ------------
NET INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS          (2,072,270)    418,301,134
                                                               ------------    ------------
Total increase (decrease) in net assets                         (58,373,616)    401,865,670
                                                               ------------    ------------
NET ASSETS:
  Beginning of the Period                                      $401,865,670    $         --
                                                               ------------    ------------
  End of the Period                                            $343,492,054    $401,865,670
                                                               ============    ============

---------------

* Commencement of operations.

                       See Notes to Financial Statements.

                 VALUE                             GROWTH                          SMALL CAP             INTERNATIONAL
              EQUITY FUND                        EQUITY FUND                      EQUITY FUND            EQUITY FUND
    --------------------------------   -------------------------------   -----------------------------   ------------
      FOR THE SIX     FOR THE PERIOD    FOR THE SIX     FOR THE PERIOD   FOR THE SIX    FOR THE PERIOD   FOR THE SIX
     MONTHS ENDED      08/27/01* TO     MONTHS ENDED     08/27/01* TO    MONTHS ENDED    08/27/01* TO    MONTHS ENDED
       06/30/02          12/31/01         06/30/02         12/31/01        06/30/02        12/31/01        06/30/02
    ---------------   --------------   --------------   --------------   ------------   --------------   ------------
      (UNAUDITED)                       (UNAUDITED)                      (UNAUDITED)                     (UNAUDITED)
    $    7,700,689    $    5,136,392   $     (900,422)  $     (526,303)  $   (384,476)   $   (138,921)   $  5,991,765
          (579,041)      (26,405,694)     (67,399,018)     (78,149,114)    (2,604,239)     (9,565,700)    (13,561,245)
       (63,050,483)      (24,139,371)    (188,095,115)      55,642,968    (13,258,382)     13,284,681      23,141,988
    --------------    --------------   --------------   --------------   ------------    ------------    ------------
       (55,928,835)      (45,408,673)    (256,394,555)     (23,032,449)   (16,247,097)      3,580,060      15,572,508
    --------------    --------------   --------------   --------------   ------------    ------------    ------------
          (159,218)           (1,028)              --               --             --              --              --
        (7,538,108)       (5,063,466)              --               --             --              --              --
           (72,742)             (195)              --               --             --              --              --
                --                --               --               --             --              --              --
                --                --               --               --             --              --              --
                --                --               --               --             --              --              --
                --                --               --               --             --              --              --
                --                --               --               --             --              --              --
                --                --               --               --             --              --              --
                --                --               --               --             --              --              --
                --                --               --               --             --              --              --
                --                --               --               --             --              --              --
    --------------    --------------   --------------   --------------   ------------    ------------    ------------
        (7,770,068)       (5,064,689)              --               --             --              --              --
    --------------    --------------   --------------   --------------   ------------    ------------    ------------
          (810,495)    1,209,927,399       95,846,985    1,377,671,458     (3,816,286)    318,359,225      10,892,082
    --------------    --------------   --------------   --------------   ------------    ------------    ------------
       (64,509,398)    1,159,454,037     (160,547,570)   1,354,639,009    (20,063,383)    321,939,285      26,464,590
    --------------    --------------   --------------   --------------   ------------    ------------    ------------
    $1,159,454,037    $           --   $1,354,639,009   $           --   $321,939,285    $         --    $795,441,222
    --------------    --------------   --------------   --------------   ------------    ------------    ------------
    $1,094,944,639    $1,159,454,037   $1,194,091,439   $1,354,639,009   $301,875,902    $321,939,285    $821,905,812
    ==============    ==============   ==============   ==============   ============    ============    ============

   INTERNATIONAL
      EQUITY FUND
     --------------
     FOR THE PERIOD
      08/27/01* TO
        12/31/01
     --------------

      $    751,640
       (25,722,073)
       (13,054,721)
      ------------
       (38,025,154)
      ------------
              (127)
        (2,242,578)
               (86)
                --
                --
                --
                --
                --
                --
                --
                --
                --
      ------------
        (2,242,791)
      ------------
       835,709,167
      ------------
       795,441,222
      ------------
      $         --
      ------------
      $795,441,222
      ============

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                          MONEY MARKET FUND
                                    ---------------------------------------------------------------------------------------------
                                            RETAIL CLASS                  RETIREMENT CLASS               INSTITUTIONAL CLASS
                                    -----------------------------   -----------------------------   -----------------------------
                                    FOR THE SIX    FOR THE PERIOD   FOR THE SIX    FOR THE PERIOD   FOR THE SIX    FOR THE PERIOD
                                    MONTHS ENDED    08/27/01* TO    MONTHS ENDED    08/27/01* TO    MONTHS ENDED    08/27/01* TO
                                      06/30/02        12/31/01        06/30/02        12/31/01        06/30/02        12/31/01
                                    ------------   --------------   ------------   --------------   ------------   --------------
                                    (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF
  THE PERIOD                          $  1.00          $ 1.00         $   1.00        $   1.00         $ 1.00          $ 1.00
                                      -------          ------         --------        --------         ------          ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                  0.01            0.01             0.01            0.01           0.01            0.01
  Realized and unrealized gain
    (loss) on investments -- net           --              --               --              --             --              --
                                      -------          ------         --------        --------         ------          ------
    Total from investment
      operations                         0.01            0.01             0.01            0.01           0.01            0.01
                                      -------          ------         --------        --------         ------          ------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment
    income                              (0.01)          (0.01)           (0.01)          (0.01)         (0.01)          (0.01)
  Distributions from net capital
    gains                                  --              --               --              --             --              --
                                      -------          ------         --------        --------         ------          ------
    Total dividends and
      distributions                     (0.01)          (0.01)           (0.01)          (0.01)         (0.01)          (0.01)
                                      -------          ------         --------        --------         ------          ------
NET ASSET VALUE -- END OF THE
  PERIOD                              $  1.00          $ 1.00         $   1.00        $   1.00         $ 1.00          $ 1.00
                                      =======          ======         ========        ========         ======          ======
Total Return (1)                         0.72%           0.81%            0.85%           0.94%          0.95%           0.66%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)@                   0.72%           0.75%            0.45%           0.44%          0.25%           0.25%
  Expenses -- before waivers and
    reimbursements (2)                   0.86%          16.37%            0.49%           0.49%          0.57%          90.37%
  Investment income -- net (2)           1.43%           1.98%            1.72%           2.72%          1.90%           2.60%
  Portfolio turnover rate (1)             N/A             N/A              N/A             N/A            N/A             N/A
Net Assets -- end of the period
  (000's)                             $16,834          $  788         $937,092        $996,380         $6,050          $   25
                                      =======          ======         ========        ========         ======          ======

---------------

 *  Commencement of operations.
  #   Calculated using the average shares outstanding method.
(1) Non-annualized.
(2) Annualized.
  @ Interest on uninvested cash balances is used to offset portions of the custody expense. Brokerage service arrangements are used to offset certain fund expenses. These arrangements resulted in a reduction to the expense ratios of the Low-Duration Bond Fund of .01% for the period ended June 30, 2002. The operating expense ratios of the Fund after reflecting these arrangements for the period ended June 30, 2002 were as follows:

                                                                RETAIL    RETIREMENT    INSTITUTIONAL
FUND                                                            CLASS       CLASS           CLASS
----                                                            ------    ----------    -------------
Low-Duration Bond Fund                                           0.84%       0.61%          0.45%

                       See Notes to Financial Statements.

                                          LOW-DURATION BOND FUND
    --------------------------------------------------------------------------------------------------
             RETAIL CLASS                    RETIREMENT CLASS                INSTITUTIONAL CLASS
    ------------------------------    ------------------------------    ------------------------------
    FOR THE SIX     FOR THE PERIOD    FOR THE SIX     FOR THE PERIOD    FOR THE SIX     FOR THE PERIOD
    MONTHS ENDED     08/27/01* TO     MONTHS ENDED     08/27/01* TO     MONTHS ENDED     08/27/01* TO
      06/30/02         12/31/01         06/30/02         12/31/01         06/30/02         12/31/01
    ------------    --------------    ------------    --------------    ------------    --------------
    (UNAUDITED)                       (UNAUDITED)                       (UNAUDITED)
      $  9.86           $10.00          $  13.06         $  13.10         $  9.85           $10.00
      -------           ------          --------         --------         -------           ------
         0.16             0.22              0.24             0.21            0.20#            0.15
         0.05            (0.06)             0.02             0.05              --               --
      -------           ------          --------         --------         -------           ------
         0.21             0.16              0.26             0.26            0.20             0.15
      -------           ------          --------         --------         -------           ------
        (0.23)           (0.22)            (0.23)           (0.22)          (0.24)           (0.22)
           --            (0.08)               --            (0.08)             --            (0.08)
      -------           ------          --------         --------         -------           ------
        (0.23)           (0.30)            (0.23)           (0.30)          (0.24)           (0.30)
      -------           ------          --------         --------         -------           ------
      $  9.84           $ 9.86          $  13.09         $  13.06         $  9.81           $ 9.85
      =======           ======          ========         ========         =======           ======
         2.10%            1.54%             2.03%            1.96%           2.08%            1.54%
         0.85%            0.85%             0.62%            0.61%           0.46%            0.45%
         0.96%           74.57%             0.71%            0.72%           0.80%           57.60%
         3.62%            4.18%             3.71%            4.47%           4.04%            4.73%
       103.23%           79.53%           103.23%           79.53%         103.23%           79.53%
      $19,025           $3,458          $774,634         $812,387         $ 6,092           $   25
      =======           ======          ========         ========         =======           ======

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS CONTINUED

                                                                      MEDIUM-DURATION BOND FUND
                                    ---------------------------------------------------------------------------------------------
                                            RETAIL CLASS                  RETIREMENT CLASS               INSTITUTIONAL CLASS
                                    -----------------------------   -----------------------------   -----------------------------
                                    FOR THE SIX    FOR THE PERIOD   FOR THE SIX    FOR THE PERIOD   FOR THE SIX    FOR THE PERIOD
                                    MONTHS ENDED    08/27/01* TO    MONTHS ENDED    08/27/01* TO    MONTHS ENDED    08/27/01* TO
                                      06/30/02        12/31/01        06/30/02        12/31/01        06/30/02        12/31/01
                                    ------------   --------------   ------------   --------------   ------------   --------------
                                    (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF
  THE PERIOD                          $  9.70         $ 10.00         $  13.37        $  13.60        $  9.65         $ 10.00
                                      -------         -------         --------        --------        -------         -------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                  0.23#           0.17             0.33#           0.22           0.25#           0.16
  Realized and unrealized gain
    (loss) on investments -- net         0.05           (0.04)            0.07           (0.02)          0.04           (0.08)
                                      -------         -------         --------        --------        -------         -------
    Total from investment
      operations                         0.28            0.13             0.40            0.20           0.29            0.08
                                      -------         -------         --------        --------        -------         -------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment
    income                              (0.30)          (0.23)           (0.31)          (0.23)         (0.31)          (0.23)
  Distributions from net capital
    gains                                  --           (0.20)              --           (0.20)            --           (0.20)
  Return of capital                        --              --++             --              --++           --              --++
                                      -------         -------         --------        --------        -------         -------
    Total dividends and
      distributions                     (0.30)          (0.43)           (0.31)          (0.43)         (0.31)          (0.43)
                                      -------         -------         --------        --------        -------         -------
NET ASSET VALUE -- END OF THE
  PERIOD                              $  9.68         $  9.70         $  13.46        $  13.37        $  9.63         $  9.65
                                      =======         =======         ========        ========        =======         =======
Total Return (1)                         2.89%           1.30%            2.99%           1.49%          3.08%           0.89%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)@                   0.90%           0.92%            0.62%           0.64%          0.50%           0.52%
  Expenses -- before waivers and
    reimbursements (2)                   1.05%          58.62%            0.73%           0.75%          0.82%          92.26%
  Investment income -- net (2)           4.80%           4.48%            4.89%           4.61%          5.21%           4.98%
  Portfolio turnover rate (1)          292.35%         247.20%          292.35%         247.20%        292.35%         247.20%
Net Assets -- end of the period
  (000's)                             $16,171         $   123         $763,402        $827,774        $ 6,098         $    25
                                      =======         =======         ========        ========        =======         =======

---------------

 *  Commencement of operations.
(1) Non-annualized.
(2) Annualized.
++  Amount represents less than $0.01 per share.
  #   Calculated using the average shares outstanding method.
  @ Interest on uninvested cash balances is used to offset portions of the custody expense. Brokerage service arrangements are used to offset certain fund expenses. These arrangements resulted in a reduction to the expense ratios of the Medium-Duration and Extended-Duration Bond Funds of .02% and .01%, respectively, for the period ended December 31, 2001. The operating expense ratios of the Funds after reflecting these arrangements for the period ended December 31, 2001 were as follows:

                                                                RETAIL    RETIREMENT    INSTITUTIONAL
                            FUND                                CLASS       CLASS           CLASS
                            ----                                ------    ----------    -------------
Medium-Duration Bond Fund                                        0.90%       0.62%          0.50%
Extended-Duration Bond Fund                                      1.05%       0.73%          0.65%

     These arrangements had no effect on the expense ratios for the current period.

                       See Notes to Financial Statements.

                                                    EXTENDED-DURATION BOND FUND
    ---------------------------------------------------------------------------------------------------------------------------
               RETAIL CLASS                              RETIREMENT CLASS                           INSTITUTIONAL CLASS
    -----------------------------------         -----------------------------------         -----------------------------------
    FOR THE SIX          FOR THE PERIOD         FOR THE SIX          FOR THE PERIOD         FOR THE SIX          FOR THE PERIOD
    MONTHS ENDED          08/27/01* TO          MONTHS ENDED          08/27/01* TO          MONTHS ENDED          08/27/01* TO
      06/30/02              12/31/01              06/30/02              12/31/01              06/30/02              12/31/01
    ------------         --------------         ------------         --------------         ------------         --------------
    (UNAUDITED)                                 (UNAUDITED)                                 (UNAUDITED)
      $  9.83                $10.00               $  14.37              $  14.38               $ 9.84                $10.00
      -------                ------               --------              --------               ------                ------
         0.31                  0.32                   0.46                  0.32                 0.33                  0.24
        (0.26)                (0.13)                 (0.40)                 0.03                (0.27)                (0.03)
      -------                ------               --------              --------               ------                ------
         0.05                  0.19                   0.06                  0.35                 0.06                  0.21
      -------                ------               --------              --------               ------                ------
        (0.42)                (0.32)                 (0.42)                (0.32)               (0.43)                (0.33)
           --                 (0.04)                    --                 (0.04)                  --                 (0.04)
           --                    --                     --                    --                   --                    --
      -------                ------               --------              --------               ------                ------
        (0.42)                (0.36)                 (0.42)                (0.36)               (0.43)                (0.37)
      -------                ------               --------              --------               ------                ------
      $  9.46                $ 9.83               $  14.01              $  14.37               $ 9.47                $ 9.84
      =======                ======               ========              ========               ======                ======
         0.44%                 1.91%                  0.41%                 2.48%                0.58%                 2.13%
         0.95%                 1.06%                  0.73%                 0.74%                0.65%                 0.66%
         1.08%                28.95%                  0.82%                 0.83%                0.92%                90.74%
         6.37%                 6.14%                  6.44%                 6.32%                6.73%                 6.62%
        27.27%                21.95%                 27.27%                21.95%               27.27%                21.95%
      $22,039                $8,553               $377,079              $404,278               $5,936                $   26
      =======                ======               ========              ========               ======                ======

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS CONTINUED

                                                                          EQUITY INDEX FUND
                                    ---------------------------------------------------------------------------------------------
                                            RETAIL CLASS                  RETIREMENT CLASS               INSTITUTIONAL CLASS
                                    -----------------------------   -----------------------------   -----------------------------
                                    FOR THE SIX    FOR THE PERIOD   FOR THE SIX    FOR THE PERIOD   FOR THE SIX    FOR THE PERIOD
                                    MONTHS ENDED    08/27/01* TO    MONTHS ENDED    08/27/01* TO    MONTHS ENDED    08/27/01* TO
                                      06/30/02        12/31/01        06/30/02        12/31/01        06/30/02        12/31/01
                                    ------------   --------------   ------------   --------------   ------------   --------------
                                    (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF
  THE PERIOD                          $  9.63          $10.00         $  15.64        $  16.15         $ 9.58          $10.00
                                      -------          ------         --------        --------         ------          ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                  0.08            0.02             0.08            0.05           0.08            0.03
  Realized and unrealized loss on
     investments -- net                 (1.39)          (0.28)           (2.20)          (0.46)         (1.38)          (0.34)
                                      -------          ------         --------        --------         ------          ------
     Total from investment
       operations                       (1.31)          (0.26)           (2.12)          (0.41)         (1.30)          (0.31)
                                      -------          ------         --------        --------         ------          ------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment
     income                             (0.08)          (0.06)           (0.08)          (0.05)         (0.09)          (0.06)
  Distributions from net capital
     gains                                 --           (0.05)              --           (0.05)            --           (0.05)
                                      -------          ------         --------        --------         ------          ------
     Total dividends and
       distributions                    (0.08)          (0.11)           (0.08)          (0.10)         (0.09)          (0.11)
                                      -------          ------         --------        --------         ------          ------
NET ASSET VALUE -- END OF THE
  PERIOD                              $  8.24          $ 9.63         $  13.44        $  15.64         $ 8.19          $ 9.58
                                      =======          ======         ========        ========         ======          ======
Total Return (1)                       (13.60%)         (2.65%)         (13.58%)         (2.55%)       (13.59%)         (3.14%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2)@                   0.45%           0.45%            0.40%           0.40%          0.25%           0.25%
  Expenses -- before waivers and
     reimbursements (2)                  0.85%          28.52%            0.50%           0.53%          0.60%          86.25%
  Investment income -- net (2)           1.06%           0.95%            1.05%           0.98%          1.26%           1.19%
  Portfolio turnover rate (1)            0.60%           2.81%            0.60%           2.81%          0.60%           2.81%
Net Assets -- end of the period
  (000's)                             $14,365          $  367         $323,842        $401,471         $5,284          $   28
                                      =======          ======         ========        ========         ======          ======

---------------
 *  Commencement of operations.
++  Amount represents less than $0.01 per share.
(1) Non-annualized.
(2) Annualized.
 @ Interest on uninvested cash balances is used to offset portions of the custody expense. Brokerage service arrangements are used to offset certain fund expenses. These arrangements resulted in a reduction to the expense ratios of the Retail, Retirement and Institutional classes of the Value Equity Fund of .03%, .02% and .02%, respectively, for the period ended June 30, 2002. The operating expense ratios of the Fund after reflecting these arrangements for the period ended June 30, 2002 were as follows:

                                                                RETAIL    RETIREMENT    INSTITUTIONAL
                            FUND                                CLASS       CLASS           CLASS
                            ----                                ------    ----------    -------------
Value Equity Fund                                                1.13%       0.88%          0.74%

                       See Notes to Financial Statements.

                                            VALUE EQUITY FUND
    --------------------------------------------------------------------------------------------------
             RETAIL CLASS                    RETIREMENT CLASS                INSTITUTIONAL CLASS
    ------------------------------    ------------------------------    ------------------------------
    FOR THE SIX     FOR THE PERIOD    FOR THE SIX     FOR THE PERIOD    FOR THE SIX     FOR THE PERIOD
    MONTHS ENDED     08/27/01* TO     MONTHS ENDED     08/27/01* TO     MONTHS ENDED     08/27/01* TO
      06/30/02         12/31/01         06/30/02         12/31/01         06/30/02         12/31/01
    ------------    --------------    ------------    --------------    ------------    --------------
    (UNAUDITED)                       (UNAUDITED)                       (UNAUDITED)
      $  9.61           $10.00         $    14.57       $    15.21         $ 9.64           $10.00
      -------           ------         ----------       ----------         ------           ------
         0.18             0.03               0.20             0.06           0.17             0.06
        (0.65)           (0.35)             (0.90)           (0.64)         (0.63)           (0.35)
      -------           ------         ----------       ----------         ------           ------
        (0.47)           (0.32)             (0.70)           (0.58)         (0.46)           (0.29)
      -------           ------         ----------       ----------         ------           ------
        (0.09)           (0.07)             (0.10)           (0.06)         (0.10)           (0.07)
           --               --                 --               --             --               --
      -------           ------         ----------       ----------         ------           ------
        (0.09)           (0.07)             (0.10)           (0.06)         (0.10)           (0.07)
      -------           ------         ----------       ----------         ------           ------
      $  9.05           $ 9.61         $    13.77       $    14.57         $ 9.08           $ 9.64
      =======           ======         ==========       ==========         ======           ======
        (4.86%)          (3.23%)            (4.82%)          (3.79%)        (4.68%)          (2.88%)
         1.16%            1.15%              0.90%            0.90%          0.76%            0.76%
         1.30%           65.50%              0.95%            1.00%          1.04%           81.37%
         1.16%            1.12%              1.34%            1.29%          1.55%            1.60%
        35.22%           21.09%             35.22%           21.09%         35.22%           21.09%
      $15,647           $  168         $1,073,170       $1,159,209         $6,128           $   77
      =======           ======         ==========       ==========         ======           ======

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS CONTINUED

                                                                         GROWTH EQUITY FUND
                                    ---------------------------------------------------------------------------------------------
                                            RETAIL CLASS                  RETIREMENT CLASS               INSTITUTIONAL CLASS
                                    -----------------------------   -----------------------------   -----------------------------
                                    FOR THE SIX    FOR THE PERIOD   FOR THE SIX    FOR THE PERIOD   FOR THE SIX    FOR THE PERIOD
                                    MONTHS ENDED    08/27/01* TO    MONTHS ENDED    08/27/01* TO    MONTHS ENDED    08/27/01* TO
                                      06/30/02        12/31/01        06/30/02        12/31/01        06/30/02        12/31/01
                                    ------------   --------------   ------------   --------------   ------------   --------------
                                    (UNAUDITED)                     (UNAUDITED)                     (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE -- BEGINNING OF
  THE PERIOD                          $  9.81          $10.00        $    15.63      $    15.93        $ 9.83          $10.00
                                      -------          ------        ----------      ----------        ------          ------
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)          (0.01)             --++           (0.01)          (0.01)           --++            --++
  Realized and unrealized gain
     (loss) on investments -- net       (1.86)          (0.19)            (2.95)          (0.29)        (1.86)          (0.17)
                                      -------          ------        ----------      ----------        ------          ------
     Total from investment
       operations                       (1.87)          (0.19)            (2.96)          (0.30)        (1.86)          (0.17)
                                      -------          ------        ----------      ----------        ------          ------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment
     income                                --              --                --              --            --              --
  Distributions from net capital
     gains                                 --              --                --              --            --              --
                                      -------          ------        ----------      ----------        ------          ------
     Total dividends and
       distributions                       --              --                --              --            --              --
                                      -------          ------        ----------      ----------        ------          ------
NET ASSET VALUE -- END OF THE
  PERIOD                              $  7.94          $ 9.81        $    12.67      $    15.63        $ 7.97          $ 9.83
                                      =======          ======        ==========      ==========        ======          ======
Total Return (1)                       (19.06%)         (1.90%)          (18.94%)         (1.88%)      (18.92%)         (1.70%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2) @                  1.15%           1.15%             0.90%           0.90%         0.78%           0.78%
  Expenses -- before waivers and
     reimbursements (2)                  1.38%          47.77%             1.01%           1.05%         1.13%          83.19%
  Investment income (loss) -- net
     (2)                                (0.35%)         (0.32%)           (0.14%)         (0.11%)        0.02%           0.02%
  Portfolio turnover rate (1)           20.20%           8.71%            20.20%           8.71%        20.20%           8.71%
Net Assets -- end of the period
  (000's)                             $13,588          $  309        $1,175,543      $1,354,301        $4,961          $   29
                                      =======          ======        ==========      ==========        ======          ======

---------------
 *  Commencement of operations.
++  Amount represents less than $0.01 per share.
(1) Non-annualized.
(2) Annualized.
 @ Interest on uninvested cash balances is used to offset portions of the custody expense. Brokerage service arrangements are used to offset certain fund expenses. These arrangements resulted in a reduction to the expense ratios of the Growth Equity Fund and the Small Cap Equity Fund of .02% and .03%, respectively, for the period ended June 30, 2002. The operating expense ratios of the Funds after reflecting these arrangements for the period ended June 30, 2002 were as follows:

                                                                RETAIL    RETIREMENT    INSTITUTIONAL
                            FUND                                CLASS       CLASS           CLASS
                            ----                                ------    ----------    -------------
Growth Equity Fund                                               1.13%       0.88%          0.76%
Small Cap Equity Fund                                            1.45%       1.22%          1.15%

                       See Notes to Financial Statements.

                                          SMALL CAP EQUITY FUND
    --------------------------------------------------------------------------------------------------
             RETAIL CLASS                    RETIREMENT CLASS                INSTITUTIONAL CLASS
    ------------------------------    ------------------------------    ------------------------------
    FOR THE SIX     FOR THE PERIOD    FOR THE SIX     FOR THE PERIOD    FOR THE SIX     FOR THE PERIOD
    MONTHS ENDED     08/27/01* TO     MONTHS ENDED     08/27/01* TO     MONTHS ENDED     08/27/01* TO
      06/30/02         12/31/01         06/30/02         12/31/01         06/30/02         12/31/01
    ------------    --------------    ------------    --------------    ------------    --------------
    (UNAUDITED)                       (UNAUDITED)                       (UNAUDITED)
      $ 10.09           $10.00          $  13.18         $  13.07          $10.12           $10.00
      -------           ------          --------         --------          ------           ------
        (0.02)            --++             (0.02)           (0.01)          (0.01)            --++
        (0.49)            0.09             (0.63)            0.12           (0.49)            0.12
      -------           ------          --------         --------          ------           ------
        (0.51)            0.09             (0.65)            0.11           (0.50)            0.12
      -------           ------          --------         --------          ------           ------
           --               --                --               --              --               --
           --               --                --               --              --               --
      -------           ------          --------         --------          ------           ------
           --               --                --               --              --               --
      -------           ------          --------         --------          ------           ------
      $  9.58           $10.09          $  12.53         $  13.18          $ 9.62           $10.12
      =======           ======          ========         ========          ======           ======
        (5.05%)           0.90%            (4.93%)           0.84%          (4.94%)           1.20%
         1.48%            1.50%             1.25%            1.25%           1.18%            1.18%
         1.79%          123.38%             1.47%            1.52%           1.57%           76.30%
        (0.47%)          (0.28%)           (0.23%)          (0.13%)         (0.16%)           0.12%
        72.06%           91.89%            72.06%           91.89%          72.06%           91.89%
      $15,656           $  115          $280,018         $321,743          $6,202           $   81
      =======           ======          ========         ========          ======           ======

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS CONTINUED

                                                                   INTERNATIONAL EQUITY FUND
                               --------------------------------------------------------------------------------------------------
                                        RETAIL CLASS                    RETIREMENT CLASS                INSTITUTIONAL CLASS
                               ------------------------------    ------------------------------    ------------------------------
                               FOR THE SIX     FOR THE PERIOD    FOR THE SIX     FOR THE PERIOD    FOR THE SIX     FOR THE PERIOD
                               MONTHS ENDED     08/27/01* TO     MONTHS ENDED     08/27/01* TO     MONTHS ENDED     08/27/01* TO
                                 06/30/02         12/31/01         06/30/02         12/31/01         06/30/02         12/31/01
                               ------------    --------------    ------------    --------------    ------------    --------------
                               (UNAUDITED)                       (UNAUDITED)                       (UNAUDITED)
PER SHARE OPERATING
  PERFORMANCE
NET ASSET VALUE -- BEGINNING
  OF THE PERIOD                  $  9.43          $ 10.00          $  11.09         $  11.66          $ 9.50           $10.00
                                 -------          -------          --------         --------          ------           ------
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)      0.05            (0.01)#            0.08             0.01            0.08             --++
  Realized and unrealized gain
     (loss) on investments          0.11            (0.53)             0.14            (0.55)           0.12            (0.47)
                                 -------          -------          --------         --------          ------           ------
     Total from investment
       operations                   0.16            (0.54)             0.22            (0.54)           0.20            (0.47)
                                 -------          -------          --------         --------          ------           ------
LESS DIVIDENDS AND
  DISTRIBUTIONS
  Dividends from net
     investment income                --            (0.03)               --            (0.03)             --            (0.03)
  Distributions from net
     capital gains                    --               --                --               --              --               --
                                 -------          -------          --------         --------          ------           ------
     Total dividends and
       distributions                  --            (0.03)               --            (0.03)             --            (0.03)
                                 -------          -------          --------         --------          ------           ------
NET ASSET VALUE -- END OF THE
  PERIOD                         $  9.59          $  9.43          $  11.31         $  11.09          $ 9.70           $ 9.50
                                 =======          =======          ========         ========          ======           ======
Total Return (1)                    1.70%           (5.40%)            1.98%           (4.61%)          2.11%           (4.69%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
  Expenses -- net (2) @             1.45%            1.45%             1.15%            1.15%           0.96%            0.96%
  Expenses -- before waivers
     and reimbursements (2)         1.64%          256.83%             1.30%            1.37%           1.40%           88.97%
  Investment income
     (loss) -- net (2)              1.47%           (0.32%)            1.49%            0.28%           1.96%            0.11%
  Portfolio turnover rate (1)      13.44%           20.05%            13.44%           20.05%          13.44%           20.05%
Net Assets -- end of the
  period (000's)                 $16,033          $    51          $799,610         $795,363          $6,263           $   27
                                 =======          =======          ========         ========          ======           ======

---------------
 *  Commencement of operations.
++  Amount represents less than $0.01 per share.
 # Calculated using the average shares outstanding method.
(1) Non-annualized.
(2) Annualized.
 @ Interest on uninvested cash balances is used to offset portions of the custody expense. Brokerage service arrangements are used to offset certain fund expenses. These arrangements resulted in a reduction to the expense ratios of the International Equity Fund of .04% for the period ended June 30, 2002. The operating expense ratios of the Fund after reflecting these arrangements for the period ended June 30, 2002 were as follows:

                                                                RETAIL    RETIREMENT    INSTITUTIONAL
                            FUND                                CLASS       CLASS           CLASS
                            ----                                ------    ----------    -------------
International Equity Fund                                        1.41%       1.11%          0.92%

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF THE FUNDS

AB Funds Trust (the "Trust") was organized as a Delaware business trust on March 2, 2000. The Trust has established thirteen series (each a "Fund" and together, the "Funds"). Each Fund is a diversified, open-end management investment company and registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Flexible Income Fund, Growth & Income Fund, Capital Opportunities Fund and Global Equity Fund are each referred to as a "Blended Fund" and together are referred to as the "Blended Funds." The remaining Funds are each referred to as a "Select Fund" and are together referred to as the "Select Funds." The Low-Duration Bond Fund, Medium-Duration Bond Fund and Extended-Duration Bond Fund are together referred to as the "Bond Funds." The Equity Index Fund, Value Equity Fund, Growth Equity Fund, Small Cap Equity Fund and International Equity Fund are together referred to as the "Equity Funds." The Money Market Fund is referred to as the "Money Market Fund." There are three classes of shares issued by the Trust -- the Retail Class, Retirement Class and Institutional Class. The Blended Funds consist of a Retail Class and Retirement Class. All classes of shares have identical voting, dividend and liquidation rights. The distribution fee (class specific expense) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund is a separate mutual fund with its own investment objective, strategies and risks. The Select Funds invest directly in particular types of fixed income obligations, stocks and other investments and the Blended Funds primarily invest in a different mix of the Select Funds to meet a specified investment strategy. The Blended Funds are commonly referred to as "Fund of Funds".

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles in the United States of America which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

a. VALUATION OF SECURITIES

The Funds (except the Money Market Fund) each value securities traded on national securities exchanges or included in national market systems at the last quoted sale price on the principal exchange on which they were traded, or, in the absence of any sale, at the closing bid price. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time when the foreign security is valued is likely to have changed such value, then the fair value of those securities will be determined through procedures established by or under the direction of the Board of Trustees. Non-exchange traded securities for which an over-the-counter quotation is readily available are valued at the last quoted bid price. Debt securities, including U.S. Government obligations, are valued at the mean of the last bid and asked prices available. Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price. Short-term securities maturing in more than 60 days from the valuation date are valued at the mean of the last bid and asked prices; those maturing in 60 days or less are valued at amortized cost. Futures contracts are valued at the closing settlement price on the exchange on which they are primarily traded. Forward foreign exchange contracts are valued based upon closing exchange rates from each respective foreign market. Swap agreements are valued daily based upon the terms specific to each agreement with its counterparty. To the extent available, valuations of portfolio securities are provided by independent pricing services approved by the Board of Trustees. Debt securi-ties are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. Securities for which market quotations are not readily available are valued at fair value according to methods established in good faith by the Board of Trustees.

The Money Market Fund uses the amortized cost method to determine the value of its portfolio securities, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the next interest readjustment date, the date that the principal owned can be recovered through demand, or the maturity date of the security and is included in interest income.

The Blended Funds value their investments in the underlying Select Funds daily at the closing net asset value of each respective Select Fund.

b. REPURCHASE AGREEMENTS

Each Fund may agree to purchase securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price. It is the Fund's policy that repurchase agreements are fully collateralized by U.S. Treasury and Government Agency securities. All collateral is held by the Fund's custodian bank or a bank with which the custodian bank has entered into a subcustodian agreement, or is segregated in the Federal Reserve Book Entry System. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

c. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

     FINANCIAL FUTURES CONTRACTS -- The Funds (except the Money Market Fund) may purchase or sell financial futures contracts and the options on such futures contracts for the purpose of hedging risk on existing securities, the intended purchase of securities or to gain market exposure on cash balances. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to pay to or receive from the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such payments or receipts are known as variation margin and are recorded by the Funds as unrealized gains or losses until the contract is closed or settled.

     Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction.

     OPTIONS -- The Funds are authorized to write and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party and this party's ability to perform. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

     Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Each Fund will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

     FORWARD FOREIGN EXCHANGE CONTRACTS -- The International Equity Fund and the Bond Funds may enter into forward foreign currency exchange contracts to hedge against adverse exchange rate fluctuation to the U.S. dollar or between different foreign currencies in connection with either specific security transactions or portfolio positions. Each contract is valued daily and the change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the opening value and the closing value of the contract. The International Equity Fund and the Bond Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     FOREIGN CURRENCY OPTIONS AND FUTURES -- The International Equity Fund and the Bond Funds may also enter into futures contracts on foreign currencies and related options on transactions as a short or long hedge against possible variations in foreign exchange rates.

     TBAS -- The Bond Funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund's other assets. Unsettled TBAs are valued at the current market value of the underlying securities, according to the procedures described under "Valuation of Securities" above.

     SWAP AGREEMENTS -- Each Select Fund may enter into swap agreements. The Equity Funds may enter into equity swap contracts, the Bond Funds may enter into interest rate and credit default swaps, the International Equity and Bond Funds may enter into currency swaps and each Select Fund may enter into total return swaps. Swap agreements are the exchange of one security or asset for another. A swap may be entered into in order to, among other things, change the maturity of a fund's portfolio, to protect a fund's value from changes in interest rates, to expose a fund to a different security or market, or to help a fund achieve a strategy relative to an index or other benchmark. By entering into a swap agreement, a fund is exposed to the risk of unanticipated movements in interest rates or in the value of an underlying security or index, or that the counterparty will not fulfill its obligation under the agreement.

d. FOREIGN CURRENCY TRANSLATIONS AND FOREIGN CURRENCY CONTRACTS

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

e. FEDERAL INCOME TAXES

Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

f. DIVIDENDS TO SHAREHOLDERS

The Money Market Fund declares a dividend daily and payable monthly equal to its net investment income for that day. The Bond Funds declare and pay dividends from net investment income monthly. The Equity Index Fund, Value Equity Fund and Growth Equity Fund declare and pay dividends from net investment income semi-annually. The Small Cap Equity Fund, International Equity Fund and the Blended Funds declare and pay dividends from net investment income annually. The Funds declare and pay distributions from capital gains, if available, annually.

g. SECURITY TRANSACTIONS, INCOME AND REALIZED GAINS AND LOSSES

Security transactions are accounted for on the date securities are purchased or sold (the trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily, including the amortization of market premium and the accretion of market discount. Realized gains and losses from security transactions are identified on an identified cost basis.

h. EXPENSES

Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all Funds of the Trust are generally allocated to each Fund in proportion to their relative net assets. Each class of shares bears its pro-rata portion of expenses attributable to its class, except that each class separately bears expenses related specifically to that class, such as transfer agent, service and distribution fees.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

a. INVESTMENT ADVISORY FEES

Pursuant to a separate investment advisory agreement, SBC Financial Services, Inc. ("SBCFS" or "Investment Advisor") acts as the Investment Advisor to the Funds. As Investment Advisor it supervises the investments of the Funds and for such services is paid a fee.

SBCFS and the Trust have entered into sub-advisory agreements with various sub-advisers to manage each Select Fund's investments. Under the general supervision of SBCFS, the sub-advisers make the day-to-day investment decisions for the Select Funds and for such services each sub-adviser receives a fee from the Funds.

The Advisory fees paid to SBCFS and aggregate sub-advisory fees paid to the sub-advisers are computed based upon the average daily net assets of each Fund as follows:

FUND                      ADVISORY FEES    SUB-ADVISER FEES
----                      -------------    ----------------
Flexible Income                .10%               --
Growth & Income                .10%               --
Capital Opportunities          .10%               --
Global Equity                  .10%               --
Money Market                   .14%              .08%
Low-Duration Bond              .20%              .22%
Medium-Duration Bond           .23%              .20%
Extended-Duration Bond         .27%              .28%
Equity Index                   .14%              .03%
Value Equity                   .43%              .32%

FUND                      ADVISORY FEES    SUB-ADVISER FEES
----                      -------------    ----------------
Growth Equity                  .48%              .29%
Small Cap Equity               .30%              .80%
International Equity           .47%              .49%

b. DISTRIBUTION AND SHAREHOLDER SERVICING FEES

The Board of Trustees has adopted Shareholder Service Plans for the Retirement and Retail Class of each Select Fund ("Service Plans") and a separate Plan of Distribution for the Retail Class of each Select Fund and Blended Fund pursuant to Rule 12b-1 under the 1940 Act ("12b-1 Plan"). Under the Service Plans, the Retail Class and Retirement Class of each Select Fund are authorized to pay fees to parties that provide services for and maintain shareholder accounts. The Retail Class and the Retirement Class of each Select Fund are authorized to pay service fees of 0.15% and 0.19% of average daily net assets, respectively. Under the 12b-1 Plan, the assets of each Select Fund and Blended Fund may be used to compensate the Annuity Board, the Distributor or others for certain expenses relating to the distribution of shares of the Funds to investors. Under the 12b-1 Plan, the maximum amount payable as a percentage of average daily net assets on an annual basis is 0.10% by the Retail Class of each Select Fund and 0.06% by the Retail Class of each Blended Fund.

c. EXPENSE LIMITATION

SBCFS has agreed, through July 15, 2003, to waive fees and reimburse expenses of the Retail Class, Retirement Class and the Institutional Class of each Fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) which exceed, in the aggregate, the annual percentage rate of each class's average daily net assets as follows:

                            RETAIL   RETIREMENT   INSTITUTIONAL
FUND                        CLASS      CLASS          CLASS
----                        ------   ----------   -------------
Flexible Income               .48%       .13%           --
Growth & Income               .48%       .13%           --
Capital Opportunities         .48%       .13%           --
Global Equity                 .48%       .13%           --
Money Market                  .75%       .46%          .25%
Low-Duration Bond             .85%       .61%          .45%

                            RETAIL   RETIREMENT   INSTITUTIONAL
FUND                        CLASS      CLASS          CLASS
----                        ------   ----------   -------------
Medium-Duration Bond          .90%       .62%          .50%
Extended-Duration Bond       1.05%       .73%          .65%
Equity Index                  .45%       .40%          .25%
Value Equity                 1.15%       .90%          .76%
Growth Equity                1.15%       .90%          .78%
Small Cap Equity             1.50%      1.25%         1.18%
International Equity         1.45%      1.15%          .96%

d. BROKERAGE SERVICE AND OTHER ARRANGEMENTS

The Investment Advisor directs the sub-advisers to place security trades with designated brokers who have agreed to pay certain custody, transfer agency or other operating expenses through the use of Brokerage Service Arrangements on behalf of the Equity Funds. The amount of expenses paid through Brokerage Service Arrangements for the six months ended June 30, 2002 were as follows:

                                       EXPENSES PAID
                                     THROUGH BROKERAGE
FUND                                SERVICE ARRANGEMENTS
----                                --------------------
Value Equity                              $103,043
Growth Equity                              111,274
Small Cap Equity                            47,837
International Equity                       144,562

In addition, the Funds have entered into arrangements with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of each Fund's expenses. During the six months ended June 30, 2002, expenses reduced and interest credited were as follows:

                             REDUCTION TO     INCREASE TO
FUND                           EXPENSES     INTEREST INCOME
----                         ------------   ---------------
Flexible Income                $   238          $    --
Growth & Income                     51               --
Capital Opportunities               38               --
Global Equity                       91               --
Money Market                     1,440               --
Low-Duration Bond               33,106           10,854
Medium-Duration Bond            55,270               --
Extended-Duration Bond             305               --
Equity Index                       151               --
Value Equity                       672               --
Growth Equity                      520               --
Small Cap Equity                   810               --
International Equity               262               --

4. SECURITIES LENDING

Through an agreement with Northern Trust (the Funds' custodian) the Select Funds may lend portfolio securities to certain brokers, dealers and other financial institutions that pay the Select Funds a negotiated fee. The Select Funds receive cash, letters of credit or U.S. Government securities as collateral against the loaned securities in an amount at least equal to the market value of the loaned securities. The Funds continue to own the loaned securities and the securities remain in the investment portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Cash collateral has been invested in a short-term money market fund of Northern Trust. At June 30, 2002, the market values of loaned securities and collateral received were as follows:

                           MARKET VALUE OF    MARKET VALUE OF
FUND                      SECURITIES LOANED     COLLATERAL
----                      -----------------   ---------------
Money Market                $ 34,377,878       $ 34,650,000
Low-Duration Bond            182,756,554        186,149,310
Medium-Duration Bond         138,242,098        141,355,463
Extended-Duration Bond        38,588,713         40,001,597
Equity Index                  12,821,772         13,397,606
Value Equity                  69,574,604         71,472,663
Growth Equity                 56,402,423         57,954,041
Small Cap Equity              90,577,782         93,004,924
International Equity          80,808,239         84,038,474

5. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2002, the cost of purchases and proceeds from sales and maturities (other than short-term and U.S. Government obligations) aggregated for each Fund are as follows:

                                        SALE AND MATURITY
FUND                     PURCHASES          PROCEEDS
----                   --------------   -----------------
Flexible Income        $    9,100,000    $    8,500,000
Growth & Income            52,000,000        53,500,000
Capital Opportunities      41,200,000        29,200,000
Global Equity              36,300,000        27,800,000
Low-Duration Bond         117,943,579       148,821,835
Medium-Duration Bond    1,275,513,362     1,228,246,577
Extended-Duration
  Bond                     84,877,424        87,265,119
Equity Index                5,033,015         2,226,276
Value Equity              382,262,093       381,692,347
Growth Equity             292,105,836       241,146,478
Small Cap Equity          219,160,421       220,143,493
International Equity      114,247,213       103,915,076

For the six months ended June 30, 2002, the cost of purchases and proceeds from sales and maturities of long-term U.S. Government obligations aggregated for each Fund are as follows:

                                        SALE AND MATURITY
FUND                     PURCHASES          PROCEEDS
----                   --------------   -----------------
Flexible Income        $    9,358,770    $   10,042,920
Growth & Income            20,696,346        23,285,498
Capital Opportunities       9,087,470        11,551,961
Low-Duration Bond         674,053,548       722,196,501
Medium-Duration Bond    1,601,219,685     1,721,710,251
Extended-Duration
  Bond                     25,962,294        21,256,405

FUTURES CONTRACTS

Investments in securities as of June 30, 2002, included securities that were valued and pledged as collateral to cover initial margin deposits. The market value of this collateral and open futures contracts is as follows:

                                               MARKET VALUE OF     OPEN PURCHASE      NOTIONAL MARKET     NET UNREALIZED GAIN
                                                 COLLATERAL       (SALE) CONTRACTS    VALUE ON FUTURES     (LOSS) ON FUTURES
                                               ---------------    ----------------    ----------------    -------------------
FLEXIBLE INCOME FUND
  September 2002 S&P 500                         $  129,888                7            $ 1,732,675           $   (61,468)
                                                                                                              ===========
GROWTH & INCOME FUND
  September 2002 S&P 500                            789,318               45             11,138,625           $  (276,898)
                                                                                                              ===========

                                               MARKET VALUE OF     OPEN PURCHASE      NOTIONAL MARKET     NET UNREALIZED GAIN
                                                 COLLATERAL       (SALE) CONTRACTS    VALUE ON FUTURES     (LOSS) ON FUTURES
                                               ---------------    ----------------    ----------------    -------------------
CAPITAL OPPORTUNITIES FUND
  September 2002 S&P 500                         $1,438,758               53            $13,118,825           $  (437,249)
                                                                                                              ===========
GLOBAL EQUITY FUND
  September 2002 S&P 500                          1,628,594               60             14,851,500           $  (480,318)
                                                                                                              ===========
LOW-DURATION BOND FUND
  September 2002 2-Year U.S. T-Note                 669,825             (162)            34,012,406           $  (310,743)
  September 2002 2-Year U.S. T-Note                 106,357               78             16,376,344               176,169
  September 2002 5-Year U.S. T-Note                 145,971               69              7,412,109                53,648
  September 2002 10-Year U.S. T-Note                  8,447                4                428,938                 7,079
  September 2002 10-Year Swap                        22,516              (11)             1,143,313                (1,501)
                                                                                                              -----------
                                                                                                              $   (75,348)
                                                                                                              ===========
MEDIUM-DURATION BOND FUND
  September 2002 5-Year U.S. T-Note               1,182,737              415             44,580,078           $   450,028
  September 2002 10-Year U.S. T-Note                358,469             (126)            13,511,531              (230,020)
  September 2002 10-Year U.S. T-Note                113,780               40              4,289,375                25,625
  September 2002 20-Year U.S. T-Note                 13,634                5                513,906                 5,977
  September 2002 20-Year U.S. T-Note                283,593             (104)            10,689,250              (134,551)
  September 2002 10-Year Euro-Bund                  709,292              252             26,734,852               409,259
  December 2002 90-Day Euro                         725,995              112             27,364,400               291,200
  December 2002 90-Day Euro Libor                    88,243               14              3,326,085                 9,339
  June 2003 90-Day Euro                             301,183               47             11,352,263               121,538
                                                                                                              -----------
                                                                                                              $   948,395
                                                                                                              ===========
EQUITY INDEX FUND
  September 2002 S&P 500                            624,461               10              2,475,250           $   (16,917)
                                                                                                              ===========
VALUE EQUITY FUND
  September 2002 Russell 1000                        56,670                2                523,950           $   (16,691)
  September 2002 S&P 500                          3,800,000              141             34,901,025              (683,066)
                                                                                                              -----------
                                                                                                              $  (699,757)
                                                                                                              ===========
GROWTH EQUITY FUND
  September 2002 Russell 1000                        41,048                1                261,975           $    (8,033)
  September 2002 S&P 500                          5,257,727              261             64,604,025            (1,057,638)
                                                                                                              -----------
                                                                                                              $(1,065,671)
                                                                                                              ===========
SMALL CAP EQUITY FUND
  September 2002 Russell 2000                       996,626               24              5,560,200           $    35,483
  September 2002 S&P 500                            931,709               21              5,198,025               (66,481)
                                                                                                              -----------
                                                                                                              $   (30,998)
                                                                                                              ===========

FOREIGN CURRENCY CONTRACTS

As of June 30, 2002, the following Funds have foreign currency exchange contracts that obligate them to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts are as follows:

                                            AMOUNT OF FOREIGN                          AMOUNT OF FOREIGN    NET UNREALIZED
                        CURRENCY TO BE       CURRENCY TO BE        CURRENCY TO BE       CURRENCY TO BE      APPRECIATION/
                           DELIVERED            DELIVERED             RECEIVED             RECEIVED         (DEPRECIATION)
                       -----------------    -----------------    ------------------    -----------------    --------------
LOW-DURATION BOND FUND
  07/11/02             European Euro                2,995,000    US Dollars                 2,632,905         $(329,037)
  07/25/02             British Pounds                  55,000    US Dollars                    80,025            (3,849)
  08/12/02             Canadian Dollars            15,994,718    US Dollars                10,413,228          (141,210)
                                                                                                              ---------
                                                                                                              $(474,096)
                                                                                                              =========
MEDIUM-DURATION BOND FUND
  07/11/02             European Euro                   69,000    US Dollars                    65,574         $  (2,665)
  07/11/02             European Euro                1,720,000    US Dollars                 1,693,633            (7,382)
  07/11/02             European Euro                  229,000    US Dollars                   215,833           (10,640)
  07/11/02             European Euro                  813,000    US Dollars                   714,708           (89,317)
  07/25/02             US Dollars                      65,383    British Pounds                45,000             3,241
  07/25/02             British Pounds                 245,000    US Dollars                   356,475           (17,144)
                                                                                                              ---------
                                                                                                              $(123,907)
                                                                                                              =========
INTERNATIONAL EQUITY FUND
  07/03/02             Japanese Yen                87,047,310    Australian Dollar          1,243,923         $ (26,893)
  07/03/02             Japanese Yen                82,326,335    European Euro                709,342            13,989
  07/15/02             Japanese Yen                68,778,150    European Euro                596,877            15,238
  07/18/02             Japanese Yen               158,630,400    European Euro              1,381,377            39,435
  07/22/02             Japanese Yen                71,512,854    European Euro                623,640            18,427
  07/29/02             US Dollars                   1,663,000    European Euro              1,857,561           172,631
  08/21/02             Canadian Dollars             1,309,860    European Euro                923,477            47,492
  08/28/02             Japanese Yen                54,241,016    European Euro                474,633            13,962
  08/30/02             Canadian Dollars             1,361,526    European Euro                958,754            48,092
  08/30/02             Japanese Yen               157,926,656    European Euro              1,380,598            39,500
  08/30/02             Japanese Yen               116,578,080    US Dollars                   876,000          (100,464)
  09/12/02             British Pounds                 620,061    European Euro                957,623             1,786
  09/18/02             Japanese Yen               227,916,360    European Euro              2,039,885           106,021
  09/26/02             British Pounds                 203,951    European Euro                329,858            15,329
  09/27/02             Japanese Yen                94,281,180    European Euro                804,447             5,217
  09/30/02             Japanese Yen               358,476,300    European Euro              3,132,712            90,449
  10/28/02             British Pounds               1,444,885    European Euro              2,346,354           119,252
  11/21/02             Japanese Yen                60,804,800    European Euro                533,750            13,029
                                                                                                              ---------
                                                                                                              $ 632,492
                                                                                                              =========

OPTIONS WRITTEN

Transactions in options written for the six months ended June 30, 2002, were as follows:

                                                              NUMBER OF     PREMIUMS
LOW-DURATION BOND FUND                                        CONTRACTS     RECEIVED
----------------------                                        ---------    ----------
Options written, beginning of period                               18      $   13,403
                                                               ------      ----------
Options written                                                    --              --
Option expired                                                    (18)        (13,403)
Options closed                                                     --              --
                                                               ------      ----------
Options written, end of period                                     --      $       --
                                                               ======      ==========

                                                              NUMBER OF     PREMIUMS
MEDIUM-DURATION BOND FUND                                     CONTRACTS     RECEIVED
-------------------------                                     ---------    ----------
Options written, beginning of period                            3,686      $1,145,578
                                                               ------      ----------
Options written                                                 5,799       1,624,102
Option expired                                                 (1,360)       (194,705)
Options closed                                                   (612)       (637,541)
                                                               ------      ----------
Options written, end of period                                  7,513      $1,937,434
                                                               ======      ==========

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the six months ended June 30, 2002, are as follows:

                                 RETAIL CLASS                 RETIREMENT CLASS
                            -----------------------   --------------------------------
FLEXIBLE INCOME FUND         SHARES       DOLLARS         SHARES           DOLLARS
--------------------        ---------   -----------   --------------   ---------------
Sold                        1,606,777   $15,779,361        1,046,306   $    13,794,116
Redeemed                      (10,135)      (99,819)      (2,244,656)      (29,548,610)
                            ---------   -----------   --------------   ---------------
Net increase (decrease)     1,596,642   $15,679,542       (1,198,350)  $   (15,754,494)
                            =========   ===========   ==============   ===============

                                 RETAIL CLASS                 RETIREMENT CLASS
                            -----------------------   --------------------------------
GROWTH & INCOME FUND         SHARES       DOLLARS         SHARES           DOLLARS
--------------------        ---------   -----------   --------------   ---------------
Sold                        1,678,014   $16,247,389        2,591,760   $    34,823,592
Redeemed                      (30,541)     (296,835)      (4,258,802)      (57,061,533)
                            ---------   -----------   --------------   ---------------
Net increase (decrease)     1,647,473   $15,950,554       (1,667,042)  $   (22,237,941)
                            =========   ===========   ==============   ===============

                                 RETAIL CLASS                 RETIREMENT CLASS
                            -----------------------   --------------------------------
CAPITAL OPPORTUNITIES FUND   SHARES       DOLLARS         SHARES           DOLLARS
--------------------------  ---------   -----------   --------------   ---------------
Sold                        1,110,979   $10,680,087        1,878,130   $    24,903,802
Redeemed                       (7,345)      (68,712)      (2,448,424)      (32,224,420)
                            ---------   -----------   --------------   ---------------
Net increase (decrease)     1,103,634   $10,611,375         (570,294)  $    (7,320,618)
                            =========   ===========   ==============   ===============

                                 RETAIL CLASS                 RETIREMENT CLASS
                            -----------------------   --------------------------------
GLOBAL EQUITY FUND           SHARES       DOLLARS         SHARES           DOLLARS
------------------          ---------   -----------   --------------   ---------------
Sold                        1,632,549   $15,513,800        1,870,426   $    24,238,617
Redeemed                       (5,074)      (47,199)      (3,239,510)      (41,706,360)
                            ---------   -----------   --------------   ---------------
Net increase (decrease)     1,627,475   $15,466,601       (1,369,084)  $   (17,467,743)
                            =========   ===========   ==============   ===============

                                 RETAIL CLASS                 RETIREMENT CLASS            INSTITUTIONAL CLASS
                           ------------------------   --------------------------------   ----------------------
MONEY MARKET FUND            SHARES       DOLLARS         SHARES           DOLLARS        SHARES      DOLLARS
-----------------          ----------   -----------   --------------   ---------------   ---------   ----------
Sold                       16,232,609   $16,232,609    1,183,549,926   $ 1,183,549,926   6,000,000   $6,000,000
Issued for reinvested
  distributions               103,108       103,108        4,853,300         4,853,300      50,096       50,096
Redeemed                     (289,703)     (289,703)  (1,247,689,671)   (1,247,689,671)    (25,211)     (25,211)
                           ----------   -----------   --------------   ---------------   ---------   ----------
Net increase (decrease)    16,046,014   $16,046,014      (59,286,445)  $   (59,286,445)  6,024,885   $6,024,885
                           ==========   ===========   ==============   ===============   =========   ==========

                                 RETAIL CLASS                 RETIREMENT CLASS            INSTITUTIONAL CLASS
                            -----------------------   --------------------------------   ----------------------
LOW-DURATION BOND FUND       SHARES       DOLLARS         SHARES           DOLLARS        SHARES      DOLLARS
----------------------      ---------   -----------   --------------   ---------------   ---------   ----------
Sold                        1,575,926   $15,611,820        2,261,288   $    29,555,542     607,288   $6,000,000
Issued for reinvested
  distributions                40,599       399,607        1,086,724        14,203,867      13,890      136,277
Redeemed                      (32,936)     (324,288)      (6,375,078)      (83,449,542)     (2,556)     (25,249)
                            ---------   -----------   --------------   ---------------   ---------   ----------
Net increase (decrease)     1,583,589   $15,687,139       (3,027,066)  $   (39,690,133)    618,622   $6,111,028
                            =========   ===========   ==============   ===============   =========   ==========

                                 RETAIL CLASS                 RETIREMENT CLASS            INSTITUTIONAL CLASS
                            -----------------------   --------------------------------   ----------------------
MEDIUM-DURATION BOND FUND    SHARES       DOLLARS         SHARES           DOLLARS        SHARES      DOLLARS
-------------------------   ---------   -----------   --------------   ---------------   ---------   ----------
Sold                        1,623,815   $15,923,908        4,004,399   $    54,341,853     614,754   $6,000,000
Issued for reinvested
  distributions                44,951       437,008        1,390,150        18,735,559      18,479      178,731
Redeemed                      (10,750)     (104,457)     (10,600,837)     (142,945,919)     (2,609)     (25,441)
                            ---------   -----------   --------------   ---------------   ---------   ----------
Net increase (decrease)     1,658,016   $16,256,459       (5,206,288)  $   (69,868,507)    630,624   $6,153,290
                            =========   ===========   ==============   ===============   =========   ==========

                                  RETAIL CLASS                 RETIREMENT CLASS            INSTITUTIONAL CLASS
                             -----------------------   --------------------------------   ----------------------
EXTENDED-DURATION BOND FUND   SHARES       DOLLARS         SHARES           DOLLARS        SHARES      DOLLARS
---------------------------  ---------   -----------   --------------   ---------------   ---------   ----------
Sold                         1,596,041   $15,800,234        3,642,818   $    51,987,464     602,410   $6,000,000
Issued for reinvested
  distributions                 93,934       907,759          802,657        11,446,021      24,483      236,547
Redeemed                      (230,048)   (2,226,088)      (5,681,116)      (81,195,138)     (2,630)     (26,174)
                             ---------   -----------   --------------   ---------------   ---------   ----------
Net increase (decrease)      1,459,927   $14,481,905       (1,235,641)  $   (17,761,653)    624,263   $6,210,373
                             =========   ===========   ==============   ===============   =========   ==========

                                 RETAIL CLASS                 RETIREMENT CLASS            INSTITUTIONAL CLASS
                            -----------------------   --------------------------------   ----------------------
EQUITY INDEX FUND            SHARES       DOLLARS         SHARES           DOLLARS        SHARES      DOLLARS
-----------------           ---------   -----------   --------------   ---------------   ---------   ----------
Sold                        1,700,601   $16,063,877        1,546,153   $    22,798,642     638,298   $6,000,000
Issued for reinvested
  distributions                16,795       138,389          135,055         1,816,497       6,835       55,979
Redeemed                      (11,210)     (103,667)      (3,263,834)      (48,815,518)     (2,886)     (26,469)
                            ---------   -----------   --------------   ---------------   ---------   ----------
Net increase (decrease)     1,706,186   $16,098,599       (1,582,626)  $   (24,200,379)    642,247   $6,029,510
                            =========   ===========   ==============   ===============   =========   ==========

                                 RETAIL CLASS                 RETIREMENT CLASS            INSTITUTIONAL CLASS
                            -----------------------   --------------------------------   ----------------------
VALUE EQUITY FUND            SHARES       DOLLARS         SHARES           DOLLARS        SHARES      DOLLARS
-----------------           ---------   -----------   --------------   ---------------   ---------   ----------
Sold                        1,704,545   $16,098,801        2,428,755   $    34,937,608     662,112   $6,275,000
Issued for reinvested
  distributions                17,577       159,074          539,850         7,433,735       7,677       69,705
Redeemed                      (10,295)      (95,776)      (4,587,164)      (65,662,865)     (2,766)     (25,777)
                            ---------   -----------   --------------   ---------------   ---------   ----------
Net increase (decrease)     1,711,827   $16,162,099       (1,618,559)  $   (23,291,522)    667,023   $6,318,928
                            =========   ===========   ==============   ===============   =========   ==========

                                 RETAIL CLASS                 RETIREMENT CLASS            INSTITUTIONAL CLASS
                            -----------------------   --------------------------------   ----------------------
GROWTH EQUITY FUND           SHARES       DOLLARS         SHARES           DOLLARS        SHARES      DOLLARS
------------------          ---------   -----------   --------------   ---------------   ---------   ----------
Sold                        1,696,165   $16,262,051       11,087,839   $   146,114,599     622,407   $6,000,000
Redeemed                      (16,488)     (151,095)      (4,955,561)      (72,350,950)     (2,935)     (27,620)
                            ---------   -----------   --------------   ---------------   ---------   ----------
Net increase                1,679,677   $16,110,956        6,132,278   $    73,763,649     619,472   $5,972,380
                            =========   ===========   ==============   ===============   =========   ==========

                                 RETAIL CLASS                 RETIREMENT CLASS            INSTITUTIONAL CLASS
                            -----------------------   --------------------------------   ----------------------
SMALL CAP EQUITY FUND        SHARES       DOLLARS         SHARES           DOLLARS        SHARES      DOLLARS
---------------------       ---------   -----------   --------------   ---------------   ---------   ----------
Sold                        1,633,488   $15,997,578        4,458,402   $    59,371,007     639,471   $6,285,000
Redeemed                      (10,654)     (103,432)      (6,511,059)      (85,336,963)     (2,999)     (29,476)
                            ---------   -----------   --------------   ---------------   ---------   ----------
Net increase (decrease)     1,622,834   $15,894,146       (2,052,657)  $   (25,965,956)    636,472   $6,255,524
                            =========   ===========   ==============   ===============   =========   ==========

                                 RETAIL CLASS                 RETIREMENT CLASS            INSTITUTIONAL CLASS
                            -----------------------   --------------------------------   ----------------------
INTERNATIONAL EQUITY FUND    SHARES       DOLLARS         SHARES           DOLLARS        SHARES      DOLLARS
-------------------------   ---------   -----------   --------------   ---------------   ---------   ----------
Sold                        1,667,401   $15,374,190        4,130,193   $    46,547,185     645,856   $6,000,000
Redeemed                       (1,657)      (15,983)      (5,112,266)      (56,986,866)     (2,881)     (26,444)
                            ---------   -----------   --------------   ---------------   ---------   ----------
Net increase (decrease)     1,665,744   $15,358,207         (982,073)  $   (10,439,681)    642,975   $5,973,556
                            =========   ===========   ==============   ===============   =========   ==========

7. BANK BORROWINGS

The Trust, on behalf of and for the benefit of the Funds, has a credit agreement with Bank of America, N.A., dated October 23, 2001, whereby each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund Shareholder redemptions. The agreement permits borrowings up to $50 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Bank prime rate minus two percent or the Wall Street Journal LIBOR One Month Floating Rate plus 0.50%. Each Fund also pays a facility fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. Each Fund had no borrowings outstanding during the period ended June 30, 2002.

8. FEDERAL INCOME TAXES

For federal income tax purposes, capital loss carryovers, expiring December 31, 2009, were as follows as of December 31, 2001:

FUND
----
Value Equity                             23,208,378
Growth Equity                            65,899,400
Small Cap Equity                          8,078,154
International Equity                     11,896,098

For federal income tax purposes, post-October loss deferrals were as follows as of December 31, 2001:

FUND
----
Low-Duration Bond                           364,802
Medium-Duration Bond                      3,363,822
Growth Equity                             8,260,817
International Equity                     11,314,347

At June 30, 2002, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) were as follows:

                                                            NET UNREALIZED
                                                            APPRECIATION/     APPRECIATED      DEPRECIATED
FUND                                                        (DEPRECIATION)     SECURITIES       SECURITIES
----                                                        --------------    ------------    --------------
Flexible Income                                             $  44,270,686     $ 49,099,966    $   (4,829,280)
Growth & Income                                               114,634,804      147,666,273       (33,031,469)
Capital Opportunities                                          35,920,219       71,067,502       (35,147,283)
Global Equity                                                     237,109       42,816,097       (42,578,988)
Money Market                                                           --               --                --
Low-Duration Bond                                               6,497,728       10,995,473        (4,497,745)
Medium-Duration Bond                                            1,302,228       18,908,952       (17,606,724)
Extended-Duration Bond                                          1,702,839       21,492,172       (19,789,333)
Equity Index                                                  (19,051,867)      59,291,612       (78,343,479)
Value Equity                                                  (30,465,434)      97,056,565      (127,521,999)
Growth Equity                                                (214,957,132)      72,701,272      (287,658,404)
Small Cap Equity                                                5,640,273       35,985,589       (30,345,316)
International Equity                                          (56,212,546)      75,342,006      (131,554,552)

The differences between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and on investments in passive foreign investment companies.

At June 30, 2002, the aggregate cost for federal income tax purposes was as follows (excluding foreign currency and derivative related items):

FUND
----
Flexible Income                                               $  241,036,254
Growth & Income                                                1,003,500,966
Capital Opportunities                                            802,450,115
Global Equity                                                    741,139,834
Money Market                                                     955,771,416
Low-Duration Bond                                                808,247,369
Medium-Duration Bond                                           1,010,400,869
Extended-Duration Bond                                           398,259,456
Equity Index                                                     362,357,139
Value Equity                                                   1,130,559,020
Growth Equity                                                  1,473,097,875
Small Cap Equity                                                 297,276,324
International Equity                                             874,782,105

FUND MANAGEMENT

Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 262-0511.

--------------------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                    IN FUND
                                    TERM OF OFFICE                                  COMPLEX         OTHER TRUSTEESHIPS/
NAME, (DOB), ADDRESS AND            AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN           DIRECTORSHIPS
POSITION(S) WITH TRUST              TIME SERVED(1)       DURING PAST 5 YEARS       BY TRUSTEE         HELD BY TRUSTEE
------------------------            --------------     -----------------------     ----------       -------------------
--------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------
 Mr. Joseph A. Mack (11/22/39)        Since 2002    Director, Christian Life          13       None
 South Carolina Baptist Convention                  Concerns, South Carolina
 Director, Christian Life Concerns                  Baptist Convention,
 190 Stoneridge Drive                               1999 - present
 Columbia, SC 29210
 Trustee
--------------------------------------------------------------------------------------------------------------------------------
 Mr. James Ray Taylor (10/19/33)      Since 2002    Retired 12/31/1994,               13       None
 3009 Tanglewood Park West                          Trustee -- Annuity Board,
 Fort Worth, Texas 76109                            1990 - 2000
 Trustee
--------------------------------------------------------------------------------------------------------------------------------
 Mr. Earl B. Patrick (6/3/44)         Since 2000    President and Chief Operating     13       Earl B. Patrick, Inc. --
 Jim Stewart Realtors, Inc.                         Officer, Jim Stewart,                      President, Director
 500 N. Valley Mills Drive                          Realtors, Inc. d/b/a Coldwell              JSR Building Partnership --
 Waco, TX 76710                                     Banker Jim Stewart, Realtors,              Managing Partner
 Trustee                                            1975 - present.                            JSR Land Partnership --
                                                                                               Managing Partner
                                                                                               Meadowlake Center -- Managing
                                                                                               Partner
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES(2)
--------------------------------------------------------------------------------------------------------------------------------
 George Tous Van Nijkerk (8/12/39)    Since 2000    Administrative Services           13       Annuity Board -- Trustee
 Providence Baptist Church                          Director, Providence Baptist               Grace Christian School --
 Administrative Services                            Church, 1991 - Present.                    Treasurer
 6339 Glenwood Avenue                                                                          Biblical Theological Seminary
 Raleigh, NC 27612                                                                             of Poland -- Board Member
 Trustee
--------------------------------------------------------------------------------------------------------------------------------
 Gerald B. Jones (5/24/32)            Since 2000    Chairman, Jones Motorcars,        13       Annuity Board -- Trustee
 Jones Motorcars, Inc.                              Inc. 1957 - Present;
 353 N. College Avenue                              Director, Bank of Arkansas,
 Fayetteville, AR 72703-5108                        1996 - Present.
 Trustee
--------------------------------------------------------------------------------------------------------------------------------
OFFICER(S) WHO ARE NOT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------------
 O.S. Hawkins (8/6/47)                Since 2000    President and CEO, Annuity        N/A                   N/A
 2401 Cedar Springs Road                            Board of the Southern Baptist
 Dallas, TX 75201-1407                              Convention, 1997 - Present;
 President                                          Pastor, First Baptist Church,
                                                    1993 - 1997.
--------------------------------------------------------------------------------------------------------------------------------
 John R. Jones (12/6/53)              Since 2000    Executive Vice President and      N/A                   N/A
 2401 Cedar Springs Road                            Chief Operating Officer,
 Dallas, TX 75201-1407                              Annuity Board of the Southern
 Senior Vice President                              Baptist Convention,
                                                    1995 - Present.
--------------------------------------------------------------------------------------------------------------------------------
 Rodric E. Cummins (6/28/57)          Since 2000    Executive Officer and Chief       N/A                   N/A
 2401 Cedar Springs Road                            Investment Officer, Annuity
 Dallas, TX 75201-1407                              Board of the Southern Baptist
 Vice President and Investment                      Convention, 1998 - Present;
 Officer                                            Baptist Foundation of Texas
                                                    1984 - 1998.
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                   NUMBER OF
                                                                                   PORTFOLIOS
                                                                                    IN FUND
                                    TERM OF OFFICE                                  COMPLEX         OTHER TRUSTEESHIPS/
NAME, (DOB), ADDRESS AND            AND LENGTH OF      PRINCIPAL OCCUPATION(S)      OVERSEEN           DIRECTORSHIPS
POSITION(S) WITH TRUST              TIME SERVED(1)       DURING PAST 5 YEARS       BY TRUSTEE         HELD BY TRUSTEE
------------------------            --------------     -----------------------     ----------       -------------------
 Jeffrey P. Billinger (12/5/46)       Since 2000    Executive Officer and             N/A                   N/A
 2401 Cedar Springs Road                            Treasurer, Annuity Board of
 Dallas, TX 75201-1407                              the Southern Baptist
 Vice President and Treasurer                       Convention, 1995 - Present.
--------------------------------------------------------------------------------------------------------------------------------
 Rodney R. Miller (5/23/53)           Since 2000    General Counsel, Legal and        N/A                   N/A
 2401 Cedar Springs Road                            Compliance, Annuity Board of
 Dallas, TX 75201-1407                              the Southern Baptist
 Vice President and Secretary                       Convention, 1995 - Present.
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

(1) Each Trustee and officer serves for an indefinite term, until his/her successor is elected.

(2) Messrs. Tous Van Nijkerk and Jones serve as trustees and are to be "interested persons" of the Trust as the term is defined in the Investment Company Act of 1940, as amended.

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           [AB FUNDS TRUST LOGO]

           2401 Cedar Springs Rd., Dallas, TX 75201-1498
           P.O. Box 2190, Dallas, TX 75221-2190
           1.800.262.0511 - www.absbc.org



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           Serving Those Who Serve the Lord "...with the integrity of our hearts and the skillfulness of our hands." Psalm 78:72